UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA LARGE GROWTH QUANTITATIVE FUND

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Large Growth Quantitative Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Large Growth Quantitative Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Growth Quantitative Fund (the Fund) Class A shares returned 7.86% excluding sales charges for the six-month period that ended January 31, 2015.

>  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 6.34% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	05/17/07
Excluding sales charges		7.86	19.20	16.76	6.93
Including sales charges		1.67	12.33	15.38	6.11
Class B	05/17/07
Excluding sales charges		7.46	18.35	15.89	6.13
Including sales charges		2.66	13.35	15.67	6.13
Class C	05/17/07
Excluding sales charges		7.39	18.19	15.86	6.12
Including sales charges		6.43	17.19	15.86	6.12
Class I	05/17/07	8.08	19.68	17.29	7.42
Class K	05/17/07	8.04	19.52	16.99	7.15
Class R	05/17/07	7.82	18.85	16.45	6.68
Class R5*	11/08/12	8.02	19.74	17.00	7.07
Class W*	08/01/08	7.92	19.21	16.74	6.93
Class Z*	09/27/10	8.04	19.47	16.95	7.04
Russell 1000 Growth Index		6.34	14.59	16.49	7.92

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

Columbia Large Growth Quantitative Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2015)
Apple, Inc.	8.3
Microsoft Corp.	3.5
Home Depot, Inc. (The)	3.2
Altria Group, Inc.	2.7
Comcast Corp., Class A	2.6
3M Co.	2.5
MasterCard, Inc., Class A	2.4
Southwest Airlines Co.	2.2
Kroger Co. (The)	2.2
Oracle Corp.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2015)
Common Stocks	98.9
Consumer Discretionary	17.7
Consumer Staples	10.3
Energy	4.8
Financials	5.7
Health Care	15.1
Industrials	11.8
Information Technology	27.6
Materials	4.1
Telecommunication Services	1.8
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

Columbia Large Growth Quantitative Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,078.60	1,018.85	6.46	6.28	1.24
Class B	1,000.00	1,000.00	1,074.60	1,015.09	10.35	10.05	1.99
Class C	1,000.00	1,000.00	1,073.90	1,015.09	10.35	10.05	1.99
Class I	1,000.00	1,000.00	1,080.80	1,021.16	4.07	3.95	0.78
Class K	1,000.00	1,000.00	1,080.40	1,019.80	5.48	5.32	1.05
Class R	1,000.00	1,000.00	1,078.20	1,017.65	7.71	7.49	1.48
Class R5	1,000.00	1,000.00	1,080.20	1,020.86	4.38	4.26	0.84
Class W	1,000.00	1,000.00	1,079.20	1,018.85	6.46	6.28	1.24
Class Z	1,000.00	1,000.00	1,080.40	1,020.05	5.22	5.06	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

Columbia Large Growth Quantitative Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 17.7%
Auto Components 1.4%
Gentex Corp.	561,500	9,371,435
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.(a)	308,000	7,998,760
Wyndham Worldwide Corp.	90,100	7,549,479
Total		15,548,239
Internet & Catalog Retail 1.6%
Expedia, Inc.	5,700	489,801
Liberty Ventures, Inc., Class A(a)	275,300	10,282,455
Total		10,772,256
Media 4.5%
Comcast Corp., Class A	321,500	17,086,117
DIRECTV(a)	34,200	2,916,576
Walt Disney Co. (The)	109,800	9,987,408
Total		29,990,101
Multiline Retail 1.2%
Big Lots, Inc.	165,900	7,616,469
Specialty Retail 5.8%
Foot Locker, Inc.	181,600	9,664,752
Home Depot, Inc. (The)	198,400	20,716,928
Lowe's Companies, Inc.	115,200	7,805,952
Total		38,187,632
Textiles, Apparel & Luxury Goods 0.8%
VF Corp.	80,400	5,577,348
Total Consumer Discretionary		117,063,480
Consumer Staples 10.3%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	41,300	3,191,251
PepsiCo, Inc.	13,900	1,303,542
Total		4,494,793
Food & Staples Retailing 2.2%
Kroger Co. (The)	209,043	14,434,419
Food Products 2.3%
Archer-Daniels-Midland Co.	220,000	10,258,600
Pilgrim's Pride Corp.	172,700	4,688,805
Total		14,947,405
Household Products 0.8%
Kimberly-Clark Corp.	50,700	5,473,572

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 4.3%
Altria Group, Inc.	327,224	17,375,595
Philip Morris International, Inc.	140,200	11,249,648
Total		28,625,243
Total Consumer Staples		67,975,432
Energy 4.8%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	135,300	7,364,379
Superior Energy Services, Inc.	27,600	552,000
Total		7,916,379
Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc.	117,700	10,478,831
SM Energy Co.	40,900	1,546,838
Valero Energy Corp.	219,300	11,596,584
Total		23,622,253
Total Energy		31,538,632
Financials 5.7%
Capital Markets 0.1%
Invesco Ltd.	16,600	609,718
Consumer Finance 0.5%
Synchrony Financial(a)	105,700	3,261,902
Diversified Financial Services 1.6%
Moody's Corp.	115,000	10,502,950
Insurance 0.9%
Aon PLC	66,600	5,997,330
Real Estate Investment Trusts (REITs) 2.6%
Equity LifeStyle Properties, Inc.	116,900	6,397,937
Simon Property Group, Inc.	55,000	10,926,300
Total		17,324,237
Total Financials		37,696,137
Health Care 15.1%
Biotechnology 6.2%
Alkermes PLC(a)	28,100	2,030,225
Biogen Idec, Inc.(a)	20,100	7,822,116
Celgene Corp.(a)	88,300	10,521,828
Gilead Sciences, Inc.(a)	115,500	12,107,865
Incyte Corp.(a)	27,500	2,192,025
Pharmacyclics, Inc.(a)	11,400	1,923,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Vertex Pharmaceuticals, Inc.(a)	37,100	4,086,194
Total		40,684,003
Health Care Equipment & Supplies 3.0%
Becton Dickinson and Co.	41,600	5,744,128
CR Bard, Inc.	70,900	12,126,027
Hill-Rom Holdings, Inc.	39,400	1,881,744
Total		19,751,899
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	122,700	11,662,635
Centene Corp.(a)	69,500	7,586,620
Total		19,249,255
Pharmaceuticals 3.0%
AbbVie, Inc.	192,700	11,629,445
Johnson & Johnson	30,600	3,064,284
Merck & Co., Inc.	90,500	5,455,340
Total		20,149,069
Total Health Care		99,834,226
Industrials 11.7%
Aerospace & Defense 3.7%
Huntington Ingalls Industries, Inc.	97,200	11,333,520
Lockheed Martin Corp.	72,000	13,562,640
Total		24,896,160
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	11,700	1,156,428
Airlines 3.2%
Delta Air Lines, Inc.	146,000	6,907,260
Southwest Airlines Co.	322,500	14,570,550
Total		21,477,810
Electrical Equipment 0.8%
Emerson Electric Co.	89,256	5,082,237
Industrial Conglomerates 2.5%
3M Co.	101,700	16,505,910
Machinery 1.0%
Caterpillar, Inc.	85,000	6,797,450
Professional Services 0.3%
Equifax, Inc.	20,800	1,756,768
Total Industrials		77,672,763

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 27.6%
Communications Equipment 0.4%
QUALCOMM, Inc.	46,500	2,904,390
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	205,900	4,894,243
Internet Software & Services 4.3%
Facebook, Inc., Class A(a)	91,900	6,976,129
Google, Inc., Class A(a)	7,590	4,080,004
Google, Inc., Class C(a)	11,690	6,248,539
VeriSign, Inc.(a)	197,900	10,781,592
Total		28,086,264
IT Services 4.8%
FleetCor Technologies, Inc.(a)	58,600	8,233,300
MasterCard, Inc., Class A	193,900	15,905,617
Visa, Inc., Class A	30,300	7,723,773
Total		31,862,690
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc.	107,200	2,448,448
NVIDIA Corp.	363,500	6,981,018
Total		9,429,466
Software 7.7%
Electronic Arts, Inc.(a)	220,300	12,085,658
Microsoft Corp.(b)	569,790	23,019,516
Oracle Corp.	337,100	14,121,119
PTC, Inc.(a)	45,400	1,516,814
Total		50,743,107
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	465,677	54,558,717
Total Information Technology		182,478,877
Materials 4.1%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	145,200	11,483,868
Containers & Packaging 1.2%
Ball Corp.	126,800	8,030,244
Paper & Forest Products 1.2%
International Paper Co.	144,700	7,619,902
Total Materials		27,134,014

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
CenturyLink, Inc.	255,500	9,496,935
Verizon Communications, Inc.	56,300	2,573,473
Total		12,070,408
Total Telecommunication Services		12,070,408
Total Common Stocks (Cost: $525,338,717)		653,463,969

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	7,424,095	7,424,095
Total Money Market Funds (Cost: $7,424,095)		7,424,095
Total Investments (Cost: $532,762,812)		660,888,064
Other Assets & Liabilities, Net		366,166
Net Assets		661,254,230

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $763,560 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	17	USD	8,450,700	03/2015	—	(149,734)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,787,002	107,047,617	(104,410,524)	7,424,095	4,872	7,424,095

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia Large Growth Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	117,063,480	—	—	117,063,480
Consumer Staples	67,975,432	—	—	67,975,432
Energy	31,538,632	—	—	31,538,632
Financials	37,696,137	—	—	37,696,137
Health Care	99,834,226	—	—	99,834,226
Industrials	77,672,763	—	—	77,672,763
Information Technology	182,478,877	—	—	182,478,877
Materials	27,134,014	—	—	27,134,014
Telecommunication Services	12,070,408	—	—	12,070,408
Total Equity Securities	653,463,969	—	—	653,463,969
Mutual Funds
Money Market Funds	7,424,095	—	—	7,424,095
Total Mutual Funds	7,424,095	—	—	7,424,095
Investments in Securities	660,888,064	—	—	660,888,064
Derivatives
Liabilities
Futures Contracts	(149,734)	—	—	(149,734)
Total	660,738,330	—	—	660,738,330

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

Columbia Large Growth Quantitative Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $525,338,717)	$653,463,969
Affiliated issuers (identified cost $7,424,095)	7,424,095
Total investments (identified cost $532,762,812)	660,888,064
Receivable for:
Capital shares sold	448,467
Dividends	1,252,588
Variation margin	6,293
Prepaid expenses	2,475
Other assets	6,188
Total assets	662,604,075
Liabilities
Payable for:
Capital shares purchased	1,041,511
Variation margin	142,975
Investment management fees	12,477
Distribution and/or service fees	2,756
Transfer agent fees	58,446
Administration fees	1,080
Compensation of board members	49,437
Other expenses	41,163
Total liabilities	1,349,845
Net assets applicable to outstanding capital stock	$661,254,230
Represented by
Paid-in capital	$518,631,857
Undistributed net investment income	893,589
Accumulated net realized gain	13,753,266
Unrealized appreciation (depreciation) on:
Investments	128,125,252
Futures contracts	(149,734)
Total — representing net assets applicable to outstanding capital stock	$661,254,230

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia Large Growth Quantitative Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$256,246,131
Shares outstanding	29,464,531
Net asset value per share	$8.70
Maximum offering price per share(a)	$9.23
Class B
Net assets	$736,761
Shares outstanding	86,119
Net asset value per share	$8.56
Class C
Net assets	$7,323,615
Shares outstanding	861,415
Net asset value per share	$8.50
Class I
Net assets	$283,024,163
Shares outstanding	32,053,051
Net asset value per share	$8.83
Class K
Net assets	$2,680
Shares outstanding	304
Net asset value per share(b)	$8.83
Class R
Net assets	$27,269
Shares outstanding	3,125
Net asset value per share	$8.73
Class R5
Net assets	$44,159
Shares outstanding	4,928
Net asset value per share	$8.96
Class W
Net assets	$108,526,005
Shares outstanding	12,408,859
Net asset value per share	$8.75
Class Z
Net assets	$5,323,447
Shares outstanding	608,247
Net asset value per share	$8.75

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia Large Growth Quantitative Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,053,449
Dividends — affiliated issuers	4,872
Total income	6,058,321
Expenses:
Investment management fees	2,132,646
Distribution and/or service fees
Class A	325,689
Class B	3,843
Class C	26,070
Class R	70
Class W	133,790
Transfer agent fees
Class A	269,779
Class B	796
Class C	5,393
Class K	1
Class R	29
Class R5	8
Class W	110,804
Class Z	3,834
Administration fees	184,769
Plan administration fees
Class K	4
Compensation of board members	8,933
Custodian fees	4,923
Printing and postage fees	44,011
Registration fees	56,612
Professional fees	16,625
Other	7,932
Total expenses	3,336,561
Net investment income	2,721,760
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	30,255,947
Futures contracts	194,271
Net realized gain	30,450,218
Net change in unrealized appreciation (depreciation) on:
Investments	13,278,251
Futures contracts	(65,821)
Net change in unrealized appreciation	13,212,430
Net realized and unrealized gain	43,662,648
Net increase in net assets resulting from operations	$46,384,408

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

Columbia Large Growth Quantitative Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$2,721,760	$3,801,753
Net realized gain	30,450,218	80,648,829
Net change in unrealized appreciation	13,212,430	18,760,035
Net increase in net assets resulting from operations	46,384,408	103,210,617
Distributions to shareholders
Net investment income
Class A	(954,193)	(2,155,751)
Class B	—	(2,268)
Class C	—	(8,049)
Class I	(2,221,593)	(2,608,998)
Class K	(15)	(104)
Class R	(27)	(1,021)
Class R5	(240)	(38)
Class W	(375,597)	(726,315)
Class Z	(29,222)	(4,684)
Net realized gains
Class A	(28,258,818)	(41,771,491)
Class B	(82,233)	(167,868)
Class C	(661,974)	(605,744)
Class I	(29,971,991)	(35,496,450)
Class K	(312)	(1,755)
Class R	(2,208)	(26,437)
Class R5	(3,449)	(514)
Class W	(11,470,143)	(14,376,879)
Class Z	(533,071)	(73,427)
Total distributions to shareholders	(74,565,086)	(98,027,793)
Increase in net assets from capital stock activity	125,640,863	90,221,876
Total increase in net assets	97,460,185	95,404,700
Net assets at beginning of period	563,794,045	468,389,345
Net assets at end of period	$661,254,230	$563,794,045
Undistributed net investment income	$893,589	$1,752,716

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia Large Growth Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,772,941	25,611,949	3,527,626	31,049,384
Distributions reinvested	3,301,848	29,089,280	5,270,788	43,747,540
Redemptions	(3,941,391)	(35,770,393)	(10,278,934)	(93,168,755)
Net increase (decrease)	2,133,398	18,930,836	(1,480,520)	(18,371,831)
Class B shares
Subscriptions	9,743	90,635	9,033	81,830
Distributions reinvested	9,410	81,680	20,535	168,800
Redemptions(a)	(21,030)	(190,566)	(55,881)	(497,945)
Net decrease	(1,877)	(18,251)	(26,313)	(247,315)
Class C shares
Subscriptions	393,393	3,510,783	160,525	1,410,437
Distributions reinvested	57,990	499,876	50,851	415,455
Redemptions	(21,963)	(196,803)	(104,421)	(910,391)
Net increase	429,420	3,813,856	106,955	915,501
Class I shares
Subscriptions	7,734,958	75,169,703	422,375	3,697,988
Distributions reinvested	3,601,036	32,193,258	4,530,857	38,104,506
Redemptions	(2,095,846)	(19,771,273)	(4,171,911)	(38,917,725)
Net increase	9,240,148	87,591,688	781,321	2,884,769
Class K shares
Redemptions	—	—	(696)	(6,100)
Net decrease	—	—	(696)	(6,100)
Class R shares
Subscriptions	2,686	25,327	2,882	27,502
Distributions reinvested	216	1,914	3,077	25,635
Redemptions	(2,571)	(25,564)	(16,769)	(143,085)
Net increase (decrease)	331	1,677	(10,810)	(89,948)
Class R5 shares
Subscriptions	1,645	15,352	3,059	26,800
Distributions reinvested	371	3,367	—	—
Redemptions	(440)	(3,957)	—	—
Net increase	1,576	14,762	3,059	26,800
Class W shares
Subscriptions	1,146,695	10,706,318	11,138,036	106,500,392
Distributions reinvested	1,336,955	11,845,425	1,810,808	15,102,139
Redemptions	(1,295,482)	(12,107,406)	(1,926,025)	(17,049,597)
Net increase	1,188,168	10,444,337	11,022,819	104,552,934

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

Columbia Large Growth Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	586,983	5,499,357	74,546	679,684
Distributions reinvested	53,799	477,193	8,716	72,691
Redemptions	(121,666)	(1,114,592)	(22,039)	(195,309)
Net increase	519,116	4,861,958	61,223	557,066
Total net increase	13,510,280	125,640,863	10,457,038	90,221,876

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

Columbia Large Growth Quantitative Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class A	(Unaudited)		2014		2013	2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.04		$9.04		$8.47	$8.04		$8.32		$7.50	$7.65
Income from investment operations:
Net investment income	0.03		0.05		0.10	0.07		0.08		0.04	0.05
Net realized and unrealized gain (loss)	0.69		1.80		1.35	1.70		0.17		0.81	(0.16)
Total from investment operations	0.72		1.85		1.45	1.77		0.25		0.85	(0.11)
Less distributions to shareholders:
Net investment income	(0.03)		(0.10)		(0.13)	(0.06)		(0.06)		(0.03)	(0.04)
Net realized gains	(1.03)		(1.75)		(0.75)	(1.28)		(0.47)		—	(0.00	)(b)
Total distributions to shareholders	(1.06)		(1.85)		(0.88)	(1.34)		(0.53)		(0.03)	(0.04)
Net asset value, end of period	$8.70		$9.04		$9.04	$8.47		$8.04		$8.32	$7.50
Total return	7.86%		22.23%		18.82%	24.31%		2.49%		11.39%	(1.27%)
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.26%		1.25%	1.29	%(d)	1.23%		1.23%	1.22%
Total net expenses(e)	1.24	%(d)	1.26	%(f)	1.22%	1.19	%(d)(f)	1.23	%(f)	1.21%	1.22%
Net investment income	0.67	%(d)	0.55%		1.16%	1.07	%(d)	0.88%		0.51%	0.71%
Supplemental data
Net assets, end of period (in thousands)	$256,246		$247,008		$260,590	$286,932		$316,366		$343,147	$274,024
Portfolio turnover	45%		105%		96%	65%		57%		98%	58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class B	(Unaudited)		2014		2013	2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$8.91		$8.94		$8.34	$7.93		$8.22		$7.43	$7.58
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		0.04	0.02		0.01		(0.02)	(0.00	)(b)
Net realized and unrealized gain (loss)	0.68		1.77		1.34	1.67		0.17		0.81	(0.15)
Total from investment operations	0.68		1.75		1.38	1.69		0.18		0.79	(0.15)
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.03)	—		—		—	(0.00	)(b)
Net realized gains	(1.03)		(1.75)		(0.75)	(1.28)		(0.47)		—	(0.00	)(b)
Total distributions to shareholders	(1.03)		(1.78)		(0.78)	(1.28)		(0.47)		—	(0.00	)(b)
Net asset value, end of period	$8.56		$8.91		$8.94	$8.34		$7.93		$8.22	$7.43
Total return	7.46%		21.23%		18.11%	23.37%		1.68%		10.63%	(1.97%)
Ratios to average net assets(c)
Total gross expenses	1.99	%(d)	2.01%		1.99%	2.06	%(d)	1.97%		2.00%	1.99%
Total net expenses(e)	1.99	%(d)	2.01	%(f)	1.97%	1.94	%(d)(f)	1.97	%(f)	1.98%	1.99%
Net investment income (loss)	(0.08	%)(d)	(0.18%)		0.43%	0.34	%(d)	0.12%		(0.30%)	(0.02%)
Supplemental data
Net assets, end of period (in thousands)	$737		$784		$1,022	$1,248		$1,543		$2,568	$3,579
Portfolio turnover	45%		105%		96%	65%		57%		98%	58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class C	(Unaudited)		2014		2013	2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$8.86		$8.90		$8.34	$7.93		$8.22		$7.43	$7.58
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		0.03	0.02		0.01		(0.02)	0.00	(b)
Net realized and unrealized gain (loss)	0.67		1.76		1.35	1.68		0.17		0.81	(0.15)
Total from investment operations	0.67		1.74		1.38	1.70		0.18		0.79	(0.15)
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.07)	(0.01)		(0.00	)(b)	—	—
Net realized gains	(1.03)		(1.75)		(0.75)	(1.28)		(0.47)		—	(0.00	)(b)
Total distributions to shareholders	(1.03)		(1.78)		(0.82)	(1.29)		(0.47)		—	(0.00	)(b)
Net asset value, end of period	$8.50		$8.86		$8.90	$8.34		$7.93		$8.22	$7.43
Total return	7.39%		21.22%		18.12%	23.46%		1.69%		10.63%	(1.98%)
Ratios to average net assets(c)
Total gross expenses	1.99	%(d)	2.02%		1.99%	2.04	%(d)	1.98%		1.99%	1.98%
Total net expenses(e)	1.99	%(d)	2.02	%(f)	1.97%	1.94	%(d)(f)	1.98	%(f)	1.96%	1.98%
Net investment income (loss)	(0.02	%)(d)	(0.23%)		0.37%	0.30	%(d)	0.13%		(0.25%)	0.01%
Supplemental data
Net assets, end of period (in thousands)	$7,324		$3,826		$2,892	$2,515		$1,742		$1,676	$1,561
Portfolio turnover	45%		105%		96%	65%		57%		98%	58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class I	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$9.18		$9.16	$8.56	$8.14		$8.41	$7.57	$7.68
Income from investment operations:
Net investment income	0.06		0.09	0.13	0.11		0.13	0.08	0.08
Net realized and unrealized gain (loss)	0.70		1.81	1.38	1.71		0.17	0.81	(0.14)
Total from investment operations	0.76		1.90	1.51	1.82		0.30	0.89	(0.06)
Less distributions to shareholders:
Net investment income	(0.08)		(0.13)	(0.16)	(0.12)		(0.10)	(0.05)	(0.05)
Net realized gains	(1.03)		(1.75)	(0.75)	(1.28)		(0.47)	—	(0.00	)(b)
Total distributions to shareholders	(1.11)		(1.88)	(0.91)	(1.40)		(0.57)	(0.05)	(0.05)
Net asset value, end of period	$8.83		$9.18	$9.16	$8.56		$8.14	$8.41	$7.57
Total return	8.08%		22.67%	19.51%	24.64%		3.06%	11.84%	(0.56%)
Ratios to average net assets(c)
Total gross expenses	0.78	%(d)	0.80%	0.79%	0.80	%(d)	0.73%	0.71%	0.72%
Total net expenses(e)	0.78	%(d)	0.80%	0.78%	0.75	%(d)	0.73%	0.71%	0.72%
Net investment income	1.18	%(d)	1.01%	1.56%	1.49	%(d)	1.38%	1.00%	1.27%
Supplemental data
Net assets, end of period (in thousands)	$283,024		$209,398	$201,700	$189,839		$162,770	$228,158	$206,056
Portfolio turnover	45%		105%	96%	65%		57%	98%	58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class K	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$9.16		$9.14	$8.55	$8.12		$8.39	$7.54	$7.68
Income from investment operations:
Net investment income	0.04		0.07	0.11	0.09		0.10	0.05	0.06
Net realized and unrealized gain (loss)	0.71		1.81	1.37	1.71		0.16	0.83	(0.16)
Total from investment operations	0.75		1.88	1.48	1.80		0.26	0.88	(0.10)
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)	(0.14)	(0.09)		(0.06)	(0.03)	(0.04)
Net realized gains	(1.03)		(1.75)	(0.75)	(1.28)		(0.47)	—	(0.00	)(b)
Total distributions to shareholders	(1.08)		(1.86)	(0.89)	(1.37)		(0.53)	(0.03)	(0.04)
Net asset value, end of period	$8.83		$9.16	$9.14	$8.55		$8.12	$8.39	$7.54
Total return	8.04%		22.37%	19.08%	24.45%		2.64%	11.68%	(1.10%)
Ratios to average net assets(c)
Total gross expenses	1.05	%(d)	1.09%	1.09%	1.10	%(d)	1.03%	1.04%	1.02%
Total net expenses(e)	1.05	%(d)	1.09%	1.05%	1.04	%(d)	1.01%	1.04%	0.98%
Net investment income	0.85	%(d)	0.77%	1.31%	1.24	%(d)	1.10%	0.63%	1.01%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$9	$9		$8	$8	$8
Portfolio turnover	45%		105%	96%	65%		57%	98%	58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class R	(Unaudited)		2014		2013	2012(a)		2011	2010		2009
Per share data
Net asset value, beginning of period	$9.05		$9.06		$8.52	$8.08		$8.37	$7.53		$7.65
Income from investment operations:
Net investment income	0.02		0.04		0.04	0.06		0.06	0.02		0.03
Net realized and unrealized gain (loss)	0.70		1.77		1.40	1.71		0.16	0.82		(0.14)
Total from investment operations	0.72		1.81		1.44	1.77		0.22	0.84		(0.11)
Less distributions to shareholders:
Net investment income	(0.01)		(0.07)		(0.15)	(0.05)		(0.04)	(0.00	)(b)	(0.01)
Net realized gains	(1.03)		(1.75)		(0.75)	(1.28)		(0.47)	—		(0.00	)(b)
Total distributions to shareholders	(1.04)		(1.82)		(0.90)	(1.33)		(0.51)	(0.00	)(b)	(0.01)
Net asset value, end of period	$8.73		$9.05		$9.06	$8.52		$8.08	$8.37		$7.53
Total return	7.82%		21.75%		18.65%	24.04%		2.10%	11.17%		(1.38%)
Ratios to average net assets(c)
Total gross expenses	1.48	%(d)	1.50%		1.49%	1.53	%(d)	1.47%	1.50%		1.53%
Total net expenses(e)	1.48	%(d)	1.50	%(f)	1.48%	1.44	%(d)	1.47%	1.50%		1.45%
Net investment income	0.52	%(d)	0.39%		0.44%	0.85	%(d)	0.64%	0.21%		0.53%
Supplemental data
Net assets, end of period (in thousands)	$27		$25		$123	$9		$8	$8		$8
Portfolio turnover	45%		105%		96%	65%		57%	98%		58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.30		$9.25	$8.54
Income from investment operations:
Net investment income	0.05		0.08	0.07
Net realized and unrealized gain	0.71		1.85	1.56
Total from investment operations	0.76		1.93	1.63
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)	(0.17)
Net realized gains	(1.03)		(1.75)	(0.75)
Total distributions to shareholders	(1.10)		(1.88)	(0.92)
Net asset value, end of period	$8.96		$9.30	$9.25
Total return	8.02%		22.80%	20.86%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.85%	0.79	%(c)
Total net expenses(d)	0.84	%(c)	0.85%	0.76	%(c)
Net investment income	1.15	%(c)	0.90%	1.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$44		$31	$3
Portfolio turnover	45%		105%	96%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class W	(Unaudited)		2014		2013	2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.08		$9.08		$8.50	$8.07		$8.35		$7.52	$7.66
Income from investment operations:
Net investment income	0.03		0.04		0.14	0.07		0.08		0.04	0.05
Net realized and unrealized gain (loss)	0.70		1.80		1.32	1.70		0.16		0.83	(0.15)
Total from investment operations	0.73		1.84		1.46	1.77		0.24		0.87	(0.10)
Less distributions to shareholders:
Net investment income	(0.03)		(0.09)		(0.13)	(0.06)		(0.05)		(0.04)	(0.04)
Net realized gains	(1.03)		(1.75)		(0.75)	(1.28)		(0.47)		—	(0.00	)(b)
Total distributions to shareholders	(1.06)		(1.84)		(0.88)	(1.34)		(0.52)		(0.04)	(0.04)
Net asset value, end of period	$8.75		$9.08		$9.08	$8.50		$8.07		$8.35	$7.52
Total return	7.92%		22.11%		18.85%	24.13%		2.43%		11.54%	(1.18%)
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.29%		1.26%	1.30	%(d)	1.23%		1.16%	1.17%
Total net expenses(e)	1.24	%(d)	1.28	%(f)	1.21%	1.19	%(d)(f)	1.23	%(f)	1.16%	1.17%
Net investment income	0.67	%(d)	0.49%		1.65%	1.03	%(d)	0.91%		0.55%	0.72%
Supplemental data
Net assets, end of period (in thousands)	$108,526		$101,907		$1,796	$87,810		$92,023		$176,538	$188,126
Portfolio turnover	45%		105%		96%	65%		57%		98%	58%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

Columbia Large Growth Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class Z	(Unaudited)		2014		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.09		$9.09		$8.51	$8.10		$8.42		$8.42
Income from investment operations:
Net investment income	0.05		0.06		0.13	0.08		0.11		0.00	(c)
Net realized and unrealized gain	0.70		1.81		1.35	1.71		0.14		0.00	(c)
Total from investment operations	0.75		1.87		1.48	1.79		0.25		0.00	(c)
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.15)	(0.10)		(0.10)		—
Net realized gains	(1.03)		(1.75)		(0.75)	(1.28)		(0.47)		—
Total distributions to shareholders	(1.09)		(1.87)		(0.90)	(1.38)		(0.57)		—
Net asset value, end of period	$8.75		$9.09		$9.09	$8.51		$8.10		$8.42
Total return	8.04%		22.39%		19.19%	24.46%		2.43%		0.00	%(c)
Ratios to average net assets(d)
Total gross expenses	1.00	%(e)	1.02%		1.02%	1.02	%(e)	0.98%		0.95	%(e)
Total net expenses(f)	1.00	%(e)	1.02	%(g)	0.98%	0.92	%(e)(g)	0.98	%(g)	0.95	%(e)
Net investment income	1.02	%(e)	0.72%		1.49%	1.19	%(e)	1.25%		3.19	%(e)
Supplemental data
Net assets, end of period (in thousands)	$5,323		$811		$254	$435		$125		$3
Portfolio turnover	45%		105%		96%	65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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24

Columbia Large Growth Quantitative Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Large Growth Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally

Semiannual Report 2015
25

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one

Semiannual Report 2015
26

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2015
27

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	149,734	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	194,271
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(65,821)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	8,751,000

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are

Semiannual Report 2015
28

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.68% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,034.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agency fees.

Semiannual Report 2015
29

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class K	0.05
Class R	0.21
Class R5	0.05
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $104,000 and $20,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $64,571 for Class A, $465 for Class B and $165 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	1.30%	1.29%
Class B	2.05	2.04
Class C	2.05	2.04
Class I	0.88	0.91
Class K	1.18	1.21
Class R	1.55	1.54
Class R5	0.93	0.96
Class W	1.30	1.29
Class Z	1.05	1.04

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2015
30

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $532,763,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$138,209,000
Unrealized depreciation	(10,084,000)
Net unrealized appreciation	$128,125,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $328,556,971 and $277,894,926, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 96.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

Semiannual Report 2015
31

Columbia Large Growth Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
32

Columbia Large Growth Quantitative Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
33

Columbia Large Growth Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR178_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA SHORT-TERM CASH FUND

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.

Columbia Short-Term Cash Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	14
Important Information About This Report	21

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Short-Term Cash Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2015)
Asset-Backed Commercial Paper	13.0
Asset-Backed Securities — Non-Agency(a)	2.8
Certificates of Deposit	14.5
Commercial Paper	30.3
Repurchase Agreements	1.3
U.S. Government & Agency Obligations	32.6
U.S. Treasury Obligations	5.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Category comprised of short-term asset-backed securities.

Semiannual Report 2015
2

Columbia Short-Term Cash Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)				Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical		Actual
1,000.00	1,000.00	1,000.50	1,025.07	0.00	*	0.00	*	0.00 *

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

* Rounds to zero.

Semiannual Report 2015
3

Columbia Short-Term Cash Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 13.0%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Chariot Funding LLC(a)
04/09/15	0.190%	50,000,000	49,982,055
04/14/15	0.190%	50,000,000	49,980,736
04/15/15	0.210%	50,000,000	49,978,417
04/21/15	0.210%	50,000,000	49,976,667
04/22/15	0.210%	30,000,000	29,985,825
05/01/15	0.200%	14,000,000	13,993,000
Jupiter Securitization Co. LLC(a)
04/08/15	0.190%	50,000,000	49,982,319
04/13/15	0.190%	50,000,000	49,981,000
04/16/15	0.200%	50,000,000	49,979,167
04/20/15	0.210%	50,000,000	49,976,958
04/23/15	0.210%	35,000,000	34,983,258
Liberty Street Funding LLC(a)
02/02/15	0.030%	55,000,000	54,999,847
MetLife Short Term Funding LLC(a)
02/11/15	0.120%	25,000,000	24,999,007
03/06/15	0.130%	25,000,000	24,996,931
03/13/15	0.130%	50,000,000	49,992,597
04/01/15	0.140%	50,000,000	49,988,333
04/10/15	0.140%	40,000,000	39,989,267
04/24/15	0.150%	35,000,000	34,987,896
04/27/15	0.150%	80,000,000	79,971,333
05/01/15	0.150%	25,000,000	24,990,625
Old Line Funding LLC(a)
02/04/15	0.140%	50,000,000	49,999,056
02/09/15	0.120%	20,075,000	20,074,348
02/20/15	0.160%	25,000,000	24,997,639
03/20/15	0.170%	50,000,000	49,988,667
03/24/15	0.170%	50,000,000	49,987,722
03/25/15	0.190%	16,661,000	16,656,340
04/20/15	0.170%	50,000,000	49,981,347
Regency Markets No. 1 LLC(a)
02/20/15	0.140%	75,000,000	74,993,750
02/25/15	0.160%	30,000,000	29,996,667
02/27/15	0.160%	30,000,000	29,996,400
Thunder Bay Funding LLC(a)
02/06/15	0.130%	5,000,000	4,999,875
02/25/15	0.150%	51,000,000	50,994,687
03/16/15	0.190%	20,000,000	19,995,356
03/23/15	0.170%	45,000,000	44,989,162
03/26/15	0.170%	30,023,000	30,015,344
04/08/15	0.190%	50,000,000	49,982,319
Total Asset-Backed Commercial Paper (Cost: $1,461,363,917)			1,461,363,917

Commercial Paper 30.3%

Banking 7.8%
HSBC USA, Inc.
02/02/15	0.110%	40,000,000	39,999,622
02/20/15	0.160%	25,000,000	24,997,639
02/25/15	0.170%	50,000,000	49,994,097
03/25/15	0.170%	50,000,000	49,987,486

Commercial Paper (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
03/27/15	0.170%	50,000,000	49,987,014
04/01/15	0.170%	25,000,000	24,992,917
06/22/15	0.250%	50,000,000	49,950,694
Royal Bank of Canada
02/05/15	0.060%	50,000,000	49,999,514
02/18/15	0.070%	100,000,000	99,996,250
02/19/15	0.070%	50,000,000	49,998,153
03/31/15	0.070%	50,000,000	49,994,264
04/01/15	0.060%	50,000,000	49,995,000
State Street Corp.
02/09/15	0.140%	50,000,000	49,998,125
02/23/15	0.150%	50,000,000	49,995,208
03/10/15	0.160%	50,000,000	49,991,556
03/12/15	0.160%	60,000,000	59,989,333
05/21/15	0.200%	75,000,000	74,954,167
Total			874,821,039
Consumer Products 2.4%
Procter & Gamble Co. (The)(a)
02/03/15	0.110%	25,000,000	24,999,708
02/26/15	0.100%	50,000,000	49,996,389
03/16/15	0.110%	15,000,000	14,997,983
03/26/15	0.120%	25,000,000	24,995,500
03/30/15	0.100%	100,000,000	99,983,889
04/24/15	0.120%	50,000,000	49,986,167
Total			264,959,636
Finance Companies 2.5%
General Electric Capital Corp.
02/24/15	0.170%	25,000,000	24,997,167
03/09/15	0.150%	55,000,000	54,991,521
03/17/15	0.150%	50,000,000	49,990,625
04/17/15	0.180%	100,000,000	99,962,000
04/22/15	0.180%	50,000,000	49,979,750
Total			279,921,063
Integrated Energy 5.5%
Chevron Corp.(a)
03/02/15	0.100%	50,000,000	49,995,833
03/26/15	0.130%	20,000,000	19,996,100
03/30/15	0.120%	50,000,000	49,990,333
04/02/15	0.110%	50,000,000	49,990,680
04/06/15	0.120%	70,000,000	69,985,014
04/14/15	0.150%	50,000,000	49,984,792
04/21/15	0.150%	25,000,000	24,991,667
Exxon Mobil Corp.
02/27/15	0.140%	95,000,000	94,990,025
03/04/15	0.130%	85,000,000	84,989,778
03/23/15	0.140%	25,000,000	24,995,042
03/27/15	0.130%	50,000,000	49,990,069
05/22/15	0.150%	50,000,000	49,976,875
Total			619,876,208

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
4

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Commercial Paper (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Life Insurance 3.2%
New York Life Capital Corp.(a)
02/02/15	0.070%	18,000,000	17,999,900
02/05/15	0.080%	23,000,000	22,999,681
02/09/15	0.090%	13,000,000	12,999,675
02/10/15	0.090%	25,000,000	24,999,306
02/18/15	0.100%	16,000,000	15,999,200
02/23/15	0.110%	6,800,000	6,799,522
03/02/15	0.110%	30,000,000	29,997,250
03/04/15	0.110%	20,000,000	19,998,044
03/09/15	0.110%	36,205,000	36,200,907
04/07/15	0.120%	48,500,000	48,489,330
04/09/15	0.120%	22,500,000	22,494,900
04/10/15	0.120%	21,150,000	21,145,136
04/20/15	0.120%	6,500,000	6,498,288
05/04/15	0.120%	20,000,000	19,993,800
Prudential Funding LLC
02/02/15	0.100%	50,000,000	49,999,583
Total			356,614,522
Pharmaceuticals 6.7%
Johnson & Johnson(a)
02/02/15	0.070%	60,000,000	59,999,667
02/03/15	0.060%	47,000,000	46,999,687
Roche Holdings, Inc.(a)
02/02/15	0.020%	20,000,000	19,999,967
02/19/15	0.110%	25,000,000	24,998,549
02/23/15	0.100%	50,000,000	49,996,646
02/24/15	0.110%	25,000,000	24,998,167
02/26/15	0.110%	7,500,000	7,499,404
03/02/15	0.110%	30,000,000	29,997,250
03/09/15	0.110%	25,000,000	24,997,045
03/16/15	0.100%	25,000,000	24,996,944
03/18/15	0.100%	25,000,000	24,996,805
04/07/15	0.110%	30,000,000	29,993,950
04/13/15	0.110%	50,000,000	49,989,500
04/27/15	0.100%	25,000,000	24,994,326
Sanofi Aventis(a)
02/25/15	0.090%	130,000,000	129,991,875
02/27/15	0.120%	50,000,000	49,995,500
03/31/15	0.120%	125,000,000	124,975,417
Total			749,420,699
Property & Casualty 0.6%
Travelers Co., Inc.(a)
02/02/15	0.050%	20,000,000	19,999,911
02/12/15	0.070%	50,000,000	49,998,833
Total			69,998,744
Retailers 0.4%
Wal-Mart Stores, Inc.(a)
02/11/15	0.080%	50,000,000	49,998,625

Commercial Paper (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Transportation Services 1.2%
NetJets, Inc.(a)
02/17/15	0.080%	90,000,000	89,996,600
02/27/15	0.070%	50,000,000	49,997,375
Total			139,993,975
Total Commercial Paper (Cost: $3,405,604,511)			3,405,604,511
Certificates of Deposit 14.5%
Australia and New Zealand Banking Group Ltd.
02/02/15	0.050%	291,800,000	291,800,000
BB&T Corp.
02/02/15	0.120%	50,000,000	50,000,000
02/03/15	0.140%	50,000,000	50,000,000
03/02/15	0.150%	100,000,000	100,000,000
03/03/15	0.150%	100,000,000	100,000,000
Canadian Imperial Bank Of Commerce
02/02/15	0.040%	140,000,000	140,000,000
Toronto-Dominion Bank (The)
02/10/15	0.100%	25,000,000	25,000,000
02/19/15	0.160%	50,000,000	50,000,000
03/19/15	0.150%	50,000,000	50,000,000
03/19/15	0.170%	30,000,000	30,000,000
03/24/15	0.180%	50,000,000	50,000,000
04/30/15	0.170%	75,000,000	75,000,000
05/20/15	0.180%	45,000,000	45,000,000
U.S. Bank NA
02/02/15	0.130%	100,000,000	100,000,000
04/28/15	0.160%	100,000,000	100,000,000
04/28/15	0.160%	25,000,000	25,000,000
04/29/15	0.160%	100,000,000	100,000,000
Wells Fargo Bank NA
03/18/15	0.180%	50,000,000	50,000,000
03/30/15	0.180%	50,000,000	50,000,000
04/01/15	0.170%	50,000,000	50,000,000
04/01/15	0.190%	50,000,000	50,000,000
04/01/15	0.200%	50,000,000	50,000,000
Total Certificates of Deposit (Cost: $1,631,800,000)			1,631,800,000
U.S. Government & Agency Obligations 32.6%
Federal Home Loan Banks Discount Notes
02/06/15	0.070%	186,200,000	186,197,534
02/09/15	0.060%	50,000,000	49,999,125
02/10/15	0.040%	30,000,000	29,999,667
02/13/15	0.080%	100,000,000	99,996,750
02/18/15	0.040%	155,000,000	154,996,550
02/20/15	0.090%	125,000,000	124,993,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

U.S. Government & Agency Obligations (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
02/27/15	0.040%	64,000,000	63,998,080
03/05/15	0.090%	75,000,000	74,993,813
03/06/15	0.090%	150,000,000	149,986,683
03/10/15	0.080%	45,955,000	45,950,877
03/11/15	0.070%	140,000,000	139,988,993
03/13/15	0.080%	213,000,000	212,981,106
03/17/15	0.060%	150,000,000	149,987,812
03/19/15	0.070%	45,000,000	44,995,888
03/20/15	0.090%	150,000,000	149,982,000
03/25/15	0.080%	220,000,000	219,972,617
03/27/15	0.080%	97,500,000	97,488,083
04/06/15	0.060%	200,000,000	199,976,528
04/10/15	0.090%	200,000,000	199,963,583
04/17/15	0.080%	100,000,000	99,983,111
04/20/15	0.060%	100,000,000	99,986,833
Federal Home Loan Banks
02/04/15	0.070%	100,000,000	99,999,069
03/11/15	0.130%	49,700,000	49,698,327
03/18/15	0.080%	214,253,000	214,231,099
03/23/15	0.080%	143,000,000	142,984,601
04/01/15	0.060%	200,000,000	199,979,167
06/03/15	0.140%	40,000,000	39,998,405
06/08/15	0.150%	19,000,000	18,998,368
07/17/15	0.200%	34,700,000	34,700,000
08/03/15	0.230%	26,300,000	26,300,000
08/27/15	0.240%	50,000,000	50,000,000
Federal Home Loan Mortgage Corp. Discount Notes
03/16/15	0.100%	86,750,000	86,738,867
04/21/15	0.060%	100,000,000	99,986,667
Total U.S. Government & Agency Obligations (Cost: $3,660,033,953)			3,660,033,953
Repurchase Agreements 1.3%
Tri-Party RBC Capital Markets LLC dated 01/30/15, matures 02/02/15 repurchase price $50,000,208 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,016) 02/02/15	0.050%	50,000,000	50,000,000
Tri-Party TD Securities (USA) LLC dated 01/30/15, matures 02/02/15 repurchase price $100,000,417 (collateralized by U.S. Government Agencies and U.S. Treasury Securities, Total Market Value $102,000,051) 02/02/15	0.050%	100,000,000	100,000,000
Total Repurchase Agreements (Cost: $150,000,000)			150,000,000

Asset-Backed Securities — Non-Agency 2.8%

Issuer	Coupon Rate	Principal Amount($)	Value($)
ABS Other 0.7%
CCG Receivables Trust Series 2014-1 Class A1(b) 05/14/15	0.270%	183,603	183,603
CIT Equipment Collateral Series 2014-VT1 Class A1(b) 12/21/15	0.300%	24,689,361	24,689,361
CNH Equipment Trust Series 2014-C Class A1 11/16/15	0.200%	36,624,199	36,624,199
Dell Equipment Finance Trust Series 2014-1 Class A1(b) 08/14/15	0.260%	7,375,562	7,375,562
MMAF Equipment Finance LLC Series 2014-AA Class A1(b) 07/02/15	0.200%	7,672,790	7,672,790
Total			76,545,515
Car Loan 2.1%
Ally Auto Receivables Trust Series 2014-3 Class A1 12/15/15	0.270%	54,781,724	54,781,724
Bank of the West Auto Trust Series 2014-1 Class A1(b) 11/16/15	0.250%	13,158,324	13,158,324
CarMax Auto Owner Trust Series 2014-4 Class A1 11/16/15	0.210%	17,298,555	17,298,555
Enterprise Fleet Financing LLC Series 2014-2 Class A1(b) 08/20/15	0.250%	17,390,868	17,390,868
Fifth Third Auto Trust Series 2014-3 Class A1 11/16/15	0.210%	17,864,815	17,864,815
Mercedes-Benz Auto Lease Trust Series 2015-A Class A1 01/15/16	0.240%	59,000,000	59,000,000
Nissan Auto Receivables Owner Trust Series 2014-B Class A1 12/15/15	0.230%	39,701,380	39,701,380
Wheels SPV 2 LLC Series 2014-1A Class A1(b) 05/20/15	0.240%	2,356,446	2,356,446
World Omni Auto Receivables Trust Series 2014-B Class A1 11/16/15	0.230%	15,098,775	15,098,775
Total			236,650,887
Total Asset-Backed Securities — Non-Agency (Cost: $313,196,402)			313,196,402

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

U.S. Treasury Obligations 5.5%

Issuer	Coupon Rate	Principal Amount($)	Value($)
U.S. Treasury(c)
01/31/16	0.065%	315,000,000	314,974,172
04/30/16	0.089%	200,000,000	200,002,524
10/31/16	0.073%	100,000,000	99,974,286
Total U.S. Treasury Obligations (Cost: $614,950,982)			614,950,982
Total Investments (Cost: $11,236,949,765)			11,236,949,765
Other Assets & Liabilities, Net			(555,928)
Net Assets			11,236,393,837

Notes to Portfolio of Investments

(a)  Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $3,357,284,954 or 29.88% of net assets.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $72,826,954 or 0.65% of net assets.

(c)  Variable rate security.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

Columbia Short-Term Cash Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,461,363,917	—	1,461,363,917
Commercial Paper	—	3,405,604,511	—	3,405,604,511
Certificates of Deposit	—	1,631,800,000	—	1,631,800,000
U.S. Government & Agency Obligations	—	3,660,033,953	—	3,660,033,953
Repurchase Agreements	—	150,000,000	—	150,000,000
Total Short-Term Securities	—	10,308,802,381	—	10,308,802,381
Bonds
Asset-Backed Securities — Non-Agency	—	313,196,402	—	313,196,402
U.S. Treasury Obligations	—	614,950,982	—	614,950,982
Total Bonds	—	928,147,384	—	928,147,384
Total	—	11,236,949,765	—	11,236,949,765

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia Short-Term Cash Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $11,086,949,765)	$11,086,949,765
Repurchase agreements (identified cost $150,000,000)	150,000,000
Total investments (identified cost $11,236,949,765)	11,236,949,765
Cash	28,071
Receivable for:
Interest	528,738
Prepaid expenses	20,111
Total assets	11,237,526,685
Liabilities
Payable for:
Dividend distributions to shareholders	1,000,849
Compensation of board members	80,842
Other expenses	51,157
Total liabilities	1,132,848
Net assets applicable to outstanding capital stock	$11,236,393,837
Represented by
Paid-in capital	$11,236,480,102
Excess of distributions over net investment income	(17,635)
Accumulated net realized loss	(68,630)
Total — representing net assets applicable to outstanding capital stock	$11,236,393,837
Shares outstanding	11,236,480,091
Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

Columbia Short-Term Cash Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$5,264,146
Total income	5,264,146
Expenses:
Compensation of board members	61,852
Custodian fees	38,336
Shareholder reports and communication	6,806
Professional fees	52,989
Fidelity and surety fees	25,032
Miscellaneous expenses	10,434
Other	8,630
Total expenses	204,079
Net investment income	5,060,067
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,557)
Net realized loss	(1,557)
Net realized and unrealized loss	(1,557)
Net increase in net assets resulting from operations	$5,058,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia Short-Term Cash Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$5,060,067	$7,941,503
Net realized gain (loss)	(1,557)	11,019
Net increase in net assets resulting from operations	5,058,510	7,952,522
Distributions to shareholders
Net investment income	(5,076,076)	(7,941,503)
Total distributions to shareholders	(5,076,076)	(7,941,503)
Increase in net assets from capital stock activity	1,718,200,081	1,924,124,966
Total increase in net assets	1,718,182,515	1,924,135,985
Net assets at beginning of period	9,518,211,322	7,594,075,337
Net assets at end of period	$11,236,393,837	$9,518,211,322
Excess of distributions over net investment income	$(17,635)	$(1,626)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia Short-Term Cash Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	8,815,304,921	8,815,304,920	17,180,159,750	17,180,159,750
Distributions reinvested	4,864,557	4,864,557	7,936,862	7,936,862
Redemptions	(7,101,969,396)	(7,101,969,396)	(15,263,971,646)	(15,263,971,646)
Total increase	1,718,200,082	1,718,200,081	1,924,124,966	1,924,124,966
Total net increase	1,718,200,082	1,718,200,081	1,924,124,966	1,924,124,966

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

Columbia Short-Term Cash Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.

	Six Months Ended January 31, 2015		Year Ended July 31,
	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net realized and unrealized gain	(0.00	)(a)	0.00	(a)	0.00	(a)	0.00	(a)	—		0.00	(a)
Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.05%		0.09%		0.14%		0.15%		0.26%		0.25%
Ratios to average net assets
Total gross expenses	0.00	%(a)(b)	0.00	%(a)	0.00	%(a)	0.00	%(a)(c)	0.00	%(a)	0.00	%(a)
Total net expenses	0.00	%(a)(b)	0.00	%(a)	0.00	%(a)	0.00	%(a)(c)	0.00	%(a)	0.00	%(a)
Net investment income	0.10	%(b)	0.09%		0.14%		0.15%		0.21%		0.23%
Supplemental data
Net assets, end of period (in thousands)	$11,236,394		$9,518,211		$7,594,075		$6,760,419		$4,814,012		$2,982,666

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia Short-Term Cash Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund's net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Offsetting of Financial Assets

The following table presents the Fund's gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of January 31, 2015:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Repurchase Agreements	150,000,000	—	150,000,000	—	—	150,000,000	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Semiannual Report 2015
14

Columbia Short-Term Cash Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds. The new rule amendments address potential systemic risks associated with money market funds and improve transparency for money market fund investors. The Fund will be required to comply with provisions of the money market fund reform, the majority of which will become effective in 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under the Investment Management Services Agreement, subject to the policies set by the Board, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), provides investment management services. The Fund does not pay an investment management fee for managing its assets, but it does pay taxes, brokerage commissions and nonadvisory expenses.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $7,904.

Semiannual Report 2015
15

Columbia Short-Term Cash Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $11,236,950,000.

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	8,785
No expiration — short-term	58,288
Total	67,073

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 7. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Semiannual Report 2015
16

Columbia Short-Term Cash Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
17

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18

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Semiannual Report 2015
19

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Semiannual Report 2015
20

Columbia Short-Term Cash Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
21

Columbia Short-Term Cash Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

SAR224_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA LARGE CORE QUANTITATIVE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

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Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

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Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

CT-MK (03/15) 5383/1125800

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Large Core Quantitative Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Important Information About This Report	35

Semiannual Report 2015

Columbia Large Core Quantitative Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Core Quantitative Fund (the Fund) Class A shares returned 6.13% excluding sales charges for the six-month period that ended January 31, 2015.

>  The Fund outperformed its benchmark, the S&P 500 Index, which returned 4.37% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/24/03
Excluding sales charges		6.13	16.72	16.83	7.58
Including sales charges		0.08	9.94	15.45	6.95
Class B	04/24/03
Excluding sales charges		5.78	15.83	15.96	6.76
Including sales charges		0.78	10.83	15.74	6.76
Class C	04/24/03
Excluding sales charges		5.74	15.80	15.97	6.76
Including sales charges		4.74	14.80	15.97	6.76
Class I	07/15/04	6.29	17.23	17.35	8.02
Class K	04/24/03	6.24	16.92	16.98	7.74
Class R*	12/11/06	6.00	16.44	16.55	7.31
Class R4*	03/19/13	6.31	16.97	16.93	7.63
Class R5*	12/11/06	6.27	17.12	17.32	7.91
Class W*	12/01/06	6.09	16.61	16.82	7.54
Class Z*	09/27/10	6.34	17.04	17.12	7.71
S&P 500 Index		4.37	14.22	15.60	7.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

Columbia Large Core Quantitative Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at January 31, 2015)
Apple, Inc.	5.0
Pfizer, Inc.	2.8
Home Depot, Inc. (The)	2.7
Microsoft Corp.	2.7
Merck & Co., Inc.	2.6
Oracle Corp.	2.5
Cisco Systems, Inc.	2.4
Citigroup, Inc.	2.3
3M Co.	2.2
Kroger Co. (The)	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2015)
Common Stocks	99.2
Consumer Discretionary	11.7
Consumer Staples	9.6
Energy	8.2
Financials	16.1
Health Care	14.9
Industrials	10.0
Information Technology	19.8
Materials	2.8
Telecommunication Services	2.5
Utilities	3.6
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

Columbia Large Core Quantitative Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.30	1,019.70	5.53	5.42	1.07
Class B	1,000.00	1,000.00	1,057.80	1,015.94	9.39	9.20	1.82
Class C	1,000.00	1,000.00	1,057.40	1,015.94	9.39	9.20	1.82
Class I	1,000.00	1,000.00	1,062.90	1,021.81	3.36	3.29	0.65
Class K	1,000.00	1,000.00	1,062.40	1,020.31	4.91	4.81	0.95
Class R	1,000.00	1,000.00	1,060.00	1,018.45	6.82	6.68	1.32
Class R4	1,000.00	1,000.00	1,063.10	1,021.01	4.19	4.10	0.81
Class R5	1,000.00	1,000.00	1,062.70	1,021.56	3.62	3.55	0.70
Class W	1,000.00	1,000.00	1,060.90	1,019.70	5.53	5.42	1.07
Class Z	1,000.00	1,000.00	1,063.40	1,020.96	4.24	4.15	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

Columbia Large Core Quantitative Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Auto Components 1.0%
Delphi Automotive PLC	615,700	42,317,061
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	79,200	4,861,296
Wyndham Worldwide Corp.	392,100	32,854,059
Total		37,715,355
Internet & Catalog Retail 0.5%
Expedia, Inc.	236,700	20,339,631
Media 3.8%
Comcast Corp., Class A	1,656,905	88,056,216
DIRECTV(a)	228,700	19,503,536
Walt Disney Co. (The)	535,100	48,672,696
Total		156,232,448
Specialty Retail 5.3%
Best Buy Co., Inc.	1,907,100	67,129,920
Home Depot, Inc. (The)	1,062,000	110,894,040
Lowe's Companies, Inc.	573,900	38,887,464
Total		216,911,424
Textiles, Apparel & Luxury Goods 0.2%
VF Corp.	111,800	7,755,566
Total Consumer Discretionary		481,271,485
Consumer Staples 9.6%
Beverages 0.9%
Dr. Pepper Snapple Group, Inc.	429,200	33,164,284
PepsiCo, Inc.	51,600	4,839,048
Total		38,003,332
Food & Staples Retailing 2.4%
Kroger Co. (The)	1,310,600	90,496,930
Wal-Mart Stores, Inc.	119,400	10,146,612
Total		100,643,542
Food Products 2.5%
Archer-Daniels-Midland Co.	1,526,600	71,185,358
Tyson Foods, Inc., Class A	768,100	29,986,624
Total		101,171,982
Household Products 0.1%
Kimberly-Clark Corp.	36,600	3,951,336

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 3.7%
Altria Group, Inc.	1,213,800	64,452,780
Philip Morris International, Inc.	1,108,700	88,962,088
Total		153,414,868
Total Consumer Staples		397,185,060
Energy 8.2%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	1,017,000	55,355,310
Oil, Gas & Consumable Fuels 6.9%
Chevron Corp.	473,100	48,506,943
ConocoPhillips	1,339,560	84,365,489
EOG Resources, Inc.	174,600	15,544,638
Exxon Mobil Corp.	250,700	21,916,194
Hess Corp.	190,000	12,823,100
Phillips 66	271,400	19,084,848
Valero Energy Corp.	1,535,300	81,186,664
Total		283,427,876
Total Energy		338,783,186
Financials 16.1%
Banks 4.1%
Citigroup, Inc.	1,961,000	92,068,950
JPMorgan Chase & Co.	1,434,300	77,997,234
Total		170,066,184
Capital Markets 1.5%
BlackRock, Inc.	65,500	22,303,405
Invesco Ltd.	1,038,700	38,151,451
Total		60,454,856
Consumer Finance 2.7%
Capital One Financial Corp.	943,600	69,080,956
Navient Corp.	2,071,500	40,891,410
Total		109,972,366
Diversified Financial Services 1.0%
Moody's Corp.	447,500	40,870,175
Insurance 3.7%
Aon PLC	719,200	64,763,960
Lincoln National Corp.	749,600	37,465,008

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MetLife, Inc.	985,100	45,807,150
Travelers Companies, Inc. (The)	44,200	4,544,644
Total		152,580,762
Real Estate Investment Trusts (REITs) 3.1%
Host Hotels & Resorts, Inc.	2,411,000	55,187,790
Simon Property Group, Inc.	369,900	73,484,334
Total		128,672,124
Total Financials		662,616,467
Health Care 14.9%
Biotechnology 3.2%
Alkermes PLC(a)	94,300	6,813,175
BioMarin Pharmaceutical, Inc.(a)	97,000	9,424,520
Celgene Corp.(a)	338,500	40,335,660
Gilead Sciences, Inc.(a)	423,700	44,416,471
Pharmacyclics, Inc.(a)	59,700	10,074,375
Vertex Pharmaceuticals, Inc.(a)	184,900	20,364,886
Total		131,429,087
Health Care Equipment & Supplies 2.2%
Becton Dickinson and Co.	157,300	21,719,984
CR Bard, Inc.	409,600	70,053,888
Total		91,773,872
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	573,700	54,530,185
Anthem, Inc.	558,200	75,334,672
Total		129,864,857
Pharmaceuticals 6.3%
AbbVie, Inc.	659,500	39,800,825
Merck & Co., Inc.	1,779,100	107,244,148
Pfizer, Inc.	3,621,305	113,165,781
Total		260,210,754
Total Health Care		613,278,570
Industrials 10.0%
Aerospace & Defense 4.4%
Boeing Co. (The)	188,400	27,387,708
General Dynamics Corp.	553,800	73,771,698
L-3 Communications Holdings, Inc.	69,300	8,532,216
Lockheed Martin Corp.	387,600	73,012,212
Total		182,703,834
Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	431,500	42,649,460
Airlines 0.9%
Delta Air Lines, Inc.	92,000	4,352,520
Southwest Airlines Co.	675,900	30,537,162
Total		34,889,682
Electrical Equipment 1.1%
Emerson Electric Co.	785,900	44,749,146
Industrial Conglomerates 2.2%
3M Co.	564,600	91,634,580
Machinery 0.2%
Caterpillar, Inc.	102,400	8,188,928
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	45,800	5,272,038
Total Industrials		410,087,668
Information Technology 19.8%
Communications Equipment 2.4%
Cisco Systems, Inc.	3,682,700	97,094,385
Internet Software & Services 1.5%
Facebook, Inc., Class A(a)	181,800	13,800,438
VeriSign, Inc.(a)	899,100	48,982,968
Total		62,783,406
IT Services 3.3%
MasterCard, Inc., Class A	1,043,700	85,614,711
Visa, Inc., Class A	190,000	48,432,900
Total		134,047,611
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	1,136,700	25,962,228
Broadcom Corp., Class A	709,000	30,086,415
NVIDIA Corp.	803,400	15,429,297
Total		71,477,940
Software 5.6%
Electronic Arts, Inc.(a)	352,900	19,360,094
Microsoft Corp.(b)	2,680,700	108,300,280
Oracle Corp.	2,433,200	101,926,748
Total		229,587,122

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	1,744,980	204,441,857
EMC Corp.	578,400	14,997,912
Total		219,439,769
Total Information Technology		814,430,233
Materials 2.8%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	591,000	46,742,190
Containers & Packaging 0.5%
Ball Corp.	349,900	22,159,167
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	477,800	8,031,818
Paper & Forest Products 1.0%
International Paper Co.	739,800	38,957,868
Total Materials		115,891,043
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	1,027,200	33,815,424
CenturyLink, Inc.	1,856,800	69,017,256
Total		102,832,680
Total Telecommunication Services		102,832,680

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 1.6%
Entergy Corp.	727,900	63,698,529
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	1,111,900	13,587,418
Multi-Utilities 1.7%
Public Service Enterprise Group, Inc.	1,673,000	71,403,640
Total Utilities		148,689,587
Total Common Stocks (Cost: $3,507,626,866)		4,085,065,979
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	34,422,535	34,422,535
Total Money Market Funds (Cost: $34,422,535)		34,422,535
Total Investments (Cost: $3,542,049,401)		4,119,488,514
Other Assets & Liabilities, Net		858,487
Net Assets		4,120,347,001

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $3,017,880 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	74	USD	36,785,400	03/2015	—	(206,880)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,671,403	110,281,875	(103,530,743)	34,422,535	18,160	34,422,535

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

Columbia Large Core Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	481,271,485	—	—	481,271,485
Consumer Staples	397,185,060	—	—	397,185,060
Energy	338,783,186	—	—	338,783,186
Financials	662,616,467	—	—	662,616,467
Health Care	613,278,570	—	—	613,278,570
Industrials	410,087,668	—	—	410,087,668
Information Technology	814,430,233	—	—	814,430,233
Materials	115,891,043	—	—	115,891,043
Telecommunication Services	102,832,680	—	—	102,832,680
Utilities	148,689,587	—	—	148,689,587
Total Equity Securities	4,085,065,979	—	—	4,085,065,979
Mutual Funds
Money Market Funds	34,422,535	—	—	34,422,535
Total Mutual Funds	34,422,535	—	—	34,422,535
Investments in Securities	4,119,488,514	—	—	4,119,488,514
Derivatives
Liabilities
Futures Contracts	(206,880)	—	—	(206,880)
Total	4,119,281,634	—	—	4,119,281,634

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia Large Core Quantitative Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,507,626,866)	$4,085,065,979
Affiliated issuers (identified cost $34,422,535)	34,422,535
Total investments (identified cost $3,542,049,401)	4,119,488,514
Receivable for:
Investments sold	133,209,092
Capital shares sold	1,809,641
Dividends	2,739,049
Variation margin	31,126
Prepaid expenses	8,511
Other assets	36,670
Total assets	4,257,322,603
Liabilities
Payable for:
Investments purchased	134,079,399
Capital shares purchased	1,472,261
Variation margin	609,525
Investment management fees	66,667
Distribution and/or service fees	27,542
Transfer agent fees	289,807
Administration fees	5,616
Plan administration fees	199
Compensation of board members	225,745
Other expenses	198,841
Total liabilities	136,975,602
Net assets applicable to outstanding capital stock	$4,120,347,001
Represented by
Paid-in capital	$4,139,191,143
Excess of distributions over net investment income	(1,583,346)
Accumulated net realized loss	(594,493,029)
Unrealized appreciation (depreciation) on:
Investments	577,439,113
Futures contracts	(206,880)
Total — representing net assets applicable to outstanding capital stock	$4,120,347,001

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia Large Core Quantitative Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$3,459,445,070
Shares outstanding	368,921,123
Net asset value per share	$9.38
Maximum offering price per share(a)	$9.95
Class B
Net assets	$52,272,990
Shares outstanding	5,593,187
Net asset value per share	$9.35
Class C
Net assets	$44,351,061
Shares outstanding	4,809,000
Net asset value per share	$9.22
Class I
Net assets	$319,449,615
Shares outstanding	33,872,009
Net asset value per share	$9.43
Class K
Net assets	$28,632,093
Shares outstanding	3,036,533
Net asset value per share	$9.43
Class R
Net assets	$2,902,625
Shares outstanding	309,506
Net asset value per share	$9.38
Class R4
Net assets	$1,417,597
Shares outstanding	150,049
Net asset value per share	$9.45
Class R5
Net assets	$65,486,437
Shares outstanding	6,973,487
Net asset value per share	$9.39
Class W
Net assets	$105,522,517
Shares outstanding	11,184,339
Net asset value per share	$9.43
Class Z
Net assets	$40,866,996
Shares outstanding	4,339,387
Net asset value per share	$9.42

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

Columbia Large Core Quantitative Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$41,848,218
Dividends — affiliated issuers	18,160
Total income	41,866,378
Expenses:
Investment management fees	12,009,823
Distribution and/or service fees
Class A	4,349,239
Class B	291,600
Class C	197,670
Class R	8,683
Class W	128,460
Transfer agent fees
Class A	2,958,329
Class B	49,923
Class C	33,359
Class K	7,145
Class R	2,986
Class R4	459
Class R5	15,746
Class W	86,887
Class Z	14,283
Administration fees	1,013,566
Plan administration fees
Class K	35,726
Compensation of board members	30,750
Custodian fees	16,573
Printing and postage fees	220,772
Registration fees	65,187
Professional fees	31,922
Other	29,368
Total expenses	21,598,456
Net investment income	20,267,922
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	277,332,165
Futures contracts	586,183
Net realized gain	277,918,348
Net change in unrealized appreciation (depreciation) on:
Investments	(57,443,989)
Futures contracts	577,285
Net change in unrealized depreciation	(56,866,704)
Net realized and unrealized gain	221,051,644
Net increase in net assets resulting from operations	$241,319,566

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia Large Core Quantitative Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$20,267,922	$44,218,376
Net realized gain	277,918,348	681,575,535
Net change in unrealized depreciation	(56,866,704)	(113,867,328)
Net increase in net assets resulting from operations	241,319,566	611,926,583
Distributions to shareholders
Net investment income
Class A	(36,842,491)	(54,841,069)
Class B	(195,763)	(760,088)
Class C	(151,340)	(350,477)
Class I	(4,758,466)	(6,403,054)
Class K	(329,771)	(560,040)
Class R	(25,994)	(67,479)
Class R4	(15,328)	(788)
Class R5	(926,384)	(1,052,104)
Class W	(1,116,991)	(1,869,527)
Class Z	(479,036)	(101,901)
Total distributions to shareholders	(44,841,564)	(66,006,527)
Decrease in net assets from capital stock activity	(15,720,078)	(338,193,740)
Total increase in net assets	180,757,924	207,726,316
Net assets at beginning of period	3,939,589,077	3,731,862,761
Net assets at end of period	$4,120,347,001	$3,939,589,077
Undistributed (excess of distributions over) net investment income	$(1,583,346)	$22,990,296

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

Columbia Large Core Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	9,378,883	88,505,344	11,113,175	93,194,066
Distributions reinvested	3,641,856	35,253,169	6,322,598	52,414,339
Redemptions	(16,613,583)	(156,182,488)	(42,963,218)	(358,733,438)
Net decrease	(3,592,844)	(32,423,975)	(25,527,445)	(213,125,033)
Class B shares
Subscriptions	36,606	344,339	75,514	626,674
Distributions reinvested	20,184	194,979	91,498	757,605
Redemptions(a)	(1,324,880)	(12,213,435)	(3,308,308)	(27,517,212)
Net decrease	(1,268,090)	(11,674,117)	(3,141,296)	(26,132,933)
Class C shares
Subscriptions	1,047,961	9,805,683	580,549	4,760,033
Distributions reinvested	14,936	142,341	40,320	329,417
Redemptions	(330,946)	(3,046,891)	(578,175)	(4,755,584)
Net increase	731,951	6,901,133	42,694	333,866
Class I shares
Subscriptions	1,631,682	14,906,757	1,708,642	14,578,704
Distributions reinvested	488,544	4,758,418	768,621	6,402,615
Redemptions	(3,794,374)	(36,152,374)	(4,769,506)	(40,870,034)
Net decrease	(1,674,148)	(16,487,199)	(2,292,243)	(19,888,715)
Class K shares
Subscriptions	287,049	2,721,116	483,701	3,937,167
Distributions reinvested	33,854	329,737	67,170	559,527
Redemptions	(411,066)	(3,904,650)	(7,155,629)	(57,498,407)
Net decrease	(90,163)	(853,797)	(6,604,758)	(53,001,713)
Class R shares
Subscriptions	49,030	466,666	80,800	674,096
Distributions reinvested	1,733	16,795	4,751	39,431
Redemptions	(151,054)	(1,432,184)	(215,473)	(1,843,459)
Net decrease	(100,291)	(948,723)	(129,922)	(1,129,932)
Class R4 shares
Subscriptions	128,157	1,249,385	21,998	198,012
Distributions reinvested	1,568	15,292	88	731
Redemptions	(1,338)	(13,051)	(780)	(6,605)
Net increase	128,387	1,251,626	21,306	192,138

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

Columbia Large Core Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	632,804	5,953,730	756,213	6,405,371
Distributions reinvested	95,598	926,340	126,733	1,051,880
Redemptions	(171,257)	(1,624,047)	(495,166)	(4,150,020)
Net increase	557,145	5,256,023	387,780	3,307,231
Class W shares
Subscriptions	3,548,861	33,201,439	10,437,608	82,905,153
Distributions reinvested	114,678	1,116,961	224,152	1,869,431
Redemptions	(3,871,860)	(36,434,999)	(13,782,580)	(115,020,325)
Net decrease	(208,321)	(2,116,599)	(3,120,820)	(30,245,741)
Class Z shares
Subscriptions	3,763,066	36,272,643	541,375	4,502,429
Distributions reinvested	46,663	453,563	8,225	68,434
Redemptions	(142,321)	(1,350,656)	(367,765)	(3,073,771)
Net increase	3,667,408	35,375,550	181,835	1,497,092
Total net decrease	(1,848,966)	(15,720,078)	(40,182,869)	(338,193,740)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

Columbia Large Core Quantitative Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$8.93		$7.75		$6.33		$5.78		$4.74	$4.30
Income from investment operations:
Net investment income	0.05		0.09		0.09		0.08		0.06	0.05
Net realized and unrealized gain	0.50		1.23		1.42		0.51		1.02	0.54
Total from investment operations	0.55		1.32		1.51		0.59		1.08	0.59
Less distributions to shareholders:
Net investment income	(0.10)		(0.14)		(0.09)		(0.04)		(0.04)	(0.15)
Total distributions to shareholders	(0.10)		(0.14)		(0.09)		(0.04)		(0.04)	(0.15)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—
Net asset value, end of period	$9.38		$8.93		$7.75		$6.33		$5.78	$4.74
Total return	6.13%		17.21%		24.12%		10.25%		22.76%	14.03%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.11%		1.18%		1.17%		1.18%	1.15%
Total net expenses(d)	1.07	%(c)	1.11	%(e)	1.16	%(e)	1.08	%(e)	1.12%	1.00%
Net investment income	0.96	%(c)	1.12%		1.28%		1.36%		1.19%	1.10%
Supplemental data
Net assets, end of period (in thousands)	$3,459,445		$3,325,544		$3,084,807		$2,800,422		$2,845,786	$2,688,843
Portfolio turnover	38%		73%		69%		71%		57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$8.87		$7.71		$6.28		$5.74		$4.71	$4.27
Income from investment operations:
Net investment income	0.01		0.03		0.04		0.04		0.02	0.01
Net realized and unrealized gain	0.50		1.22		1.42		0.50		1.01	0.54
Total from investment operations	0.51		1.25		1.46		0.54		1.03	0.55
Less distributions to shareholders:
Net investment income	(0.03)		(0.09)		(0.03)		—		—	(0.11)
Total distributions to shareholders	(0.03)		(0.09)		(0.03)		—		—	(0.11)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—
Net asset value, end of period	$9.35		$8.87		$7.71		$6.28		$5.74	$4.71
Total return	5.78%		16.25%		23.27%		9.41%		21.87%	13.03%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.87%		1.93%		1.92%		1.93%	1.93%
Total net expenses(d)	1.82	%(c)	1.87	%(e)	1.91	%(e)	1.83	%(e)	1.88%	1.78%
Net investment income	0.23	%(c)	0.39%		0.54%		0.63%		0.44%	0.29%
Supplemental data
Net assets, end of period (in thousands)	$52,273		$60,860		$77,087		$83,451		$114,107	$153,326
Portfolio turnover	38%		73%		69%		71%		57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$8.75		$7.61		$6.22		$5.68		$4.66	$4.24
Income from investment operations:
Net investment income	0.01		0.03		0.04		0.03		0.02	0.01
Net realized and unrealized gain	0.49		1.20		1.40		0.51		1.00	0.53
Total from investment operations	0.50		1.23		1.44		0.54		1.02	0.54
Less distributions to shareholders:
Net investment income	(0.03)		(0.09)		(0.05)		—		—	(0.12)
Total distributions to shareholders	(0.03)		(0.09)		(0.05)		—		—	(0.12)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—
Net asset value, end of period	$9.22		$8.75		$7.61		$6.22		$5.68	$4.66
Total return	5.74%		16.20%		23.22%		9.51%		21.89%	12.97%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.86%		1.93%		1.92%		1.94%	1.92%
Total net expenses(d)	1.82	%(c)	1.86	%(e)	1.91	%(e)	1.83	%(e)	1.88%	1.77%
Net investment income	0.19	%(c)	0.37%		0.53%		0.59%		0.44%	0.31%
Supplemental data
Net assets, end of period (in thousands)	$44,351		$35,687		$30,686		$25,903		$23,061	$21,982
Portfolio turnover	38%		73%		69%		71%		57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.00		$7.81	$6.38	$5.82	$4.77	$4.33
Income from investment operations:
Net investment income	0.07		0.13	0.12	0.11	0.09	0.08
Net realized and unrealized gain	0.50		1.24	1.43	0.51	1.02	0.53
Total from investment operations	0.57		1.37	1.55	0.62	1.11	0.61
Less distributions to shareholders:
Net investment income	(0.14)		(0.18)	(0.12)	(0.06)	(0.06)	(0.17)
Total distributions to shareholders	(0.14)		(0.18)	(0.12)	(0.06)	(0.06)	(0.17)
Proceeds from regulatory settlements	—		—	—	0.00 (a)	—	—
Net asset value, end of period	$9.43		$9.00	$7.81	$6.38	$5.82	$4.77
Total return	6.29%		17.71%	24.65%	10.85%	23.34%	14.38%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.65%	0.67%	0.68%	0.71%	0.61%
Total net expenses(d)	0.65	%(c)	0.65%	0.66%	0.65%	0.69%	0.54%
Net investment income	1.38	%(c)	1.58%	1.78%	1.77%	1.62%	1.66%
Supplemental data
Net assets, end of period (in thousands)	$319,450		$319,764	$295,375	$279,293	$212,969	$314,251
Portfolio turnover	38%		73%	69%	71%	57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$8.98		$7.80	$6.37	$5.80	$4.76	$4.32
Income from investment operations:
Net investment income	0.05		0.11	0.10	0.09	0.08	0.06
Net realized and unrealized gain	0.51		1.23	1.43	0.52	1.00	0.54
Total from investment operations	0.56		1.34	1.53	0.61	1.08	0.60
Less distributions to shareholders:
Net investment income	(0.11)		(0.16)	(0.10)	(0.04)	(0.04)	(0.16)
Total distributions to shareholders	(0.11)		(0.16)	(0.10)	(0.04)	(0.04)	(0.16)
Proceeds from regulatory settlements	—		—	—	0.00 (a)	—	—
Net asset value, end of period	$9.43		$8.98	$7.80	$6.37	$5.80	$4.76
Total return	6.24%		17.29%	24.29%	10.57%	22.83%	14.14%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.95%	0.97%	1.06%	0.97%	0.92%
Total net expenses(d)	0.95	%(c)	0.95%	0.96%	0.95%	0.96%	0.85%
Net investment income	1.07	%(c)	1.34%	1.47%	1.50%	1.39%	1.31%
Supplemental data
Net assets, end of period (in thousands)	$28,632		$28,087	$75,884	$61,446	$73,036	$162,519
Portfolio turnover	38%		73%	69%	71%	57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$8.92		$7.75		$6.33		$5.77		$4.73	$4.30
Income from investment operations:
Net investment income	0.03		0.07		0.07		0.06		0.05	0.03
Net realized and unrealized gain	0.51		1.22		1.43		0.52		1.01	0.54
Total from investment operations	0.54		1.29		1.50		0.58		1.06	0.57
Less distributions to shareholders:
Net investment income	(0.08)		(0.12)		(0.08)		(0.02)		(0.02)	(0.14)
Total distributions to shareholders	(0.08)		(0.12)		(0.08)		(0.02)		(0.02)	(0.14)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—
Net asset value, end of period	$9.38		$8.92		$7.75		$6.33		$5.77	$4.73
Total return	6.00%		16.81%		23.87%		10.11%		22.51%	13.43%
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)	1.37%		1.43%		1.41%		1.44%	1.43%
Total net expenses(d)	1.32	%(c)	1.37	%(e)	1.41	%(e)	1.32	%(e)	1.38%	1.36%
Net investment income	0.74	%(c)	0.89%		1.02%		1.05%		0.92%	0.71%
Supplemental data
Net assets, end of period (in thousands)	$2,903		$3,655		$4,180		$3,522		$2,579	$2,194
Portfolio turnover	38%		73%		69%		71%		57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.00		$7.81		$7.02
Income from investment operations:
Net investment income	0.05		0.11		0.03
Net realized and unrealized gain	0.52		1.24		0.76
Total from investment operations	0.57		1.35		0.79
Less distributions to shareholders:
Net investment income	(0.12)		(0.16)		—
Total distributions to shareholders	(0.12)		(0.16)		—
Net asset value, end of period	$9.45		$9.00		$7.81
Total return	6.31%		17.45%		11.25%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.87%		0.92	%(c)
Total net expenses(d)	0.81	%(c)	0.87	%(e)	0.92	%(c)
Net investment income	0.98	%(c)	1.34%		1.25	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,418		$195		$3
Portfolio turnover	38%		73%		69%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$8.96		$7.77	$6.35	$5.80	$4.75	$4.31
Income from investment operations:
Net investment income	0.06		0.13	0.12	0.10	0.09	0.07
Net realized and unrealized gain	0.51		1.24	1.42	0.51	1.02	0.54
Total from investment operations	0.57		1.37	1.54	0.61	1.11	0.61
Less distributions to shareholders:
Net investment income	(0.14)		(0.18)	(0.12)	(0.06)	(0.06)	(0.17)
Total distributions to shareholders	(0.14)		(0.18)	(0.12)	(0.06)	(0.06)	(0.17)
Proceeds from regulatory settlements	—		—	—	0.00 (a)	—	—
Net asset value, end of period	$9.39		$8.96	$7.77	$6.35	$5.80	$4.75
Total return	6.27%		17.75%	24.55%	10.71%	23.38%	14.41%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70%	0.72%	0.80%	0.72%	0.68%
Total net expenses(d)	0.70	%(c)	0.70%	0.71%	0.70%	0.70%	0.61%
Net investment income	1.32	%(c)	1.53%	1.72%	1.72%	1.61%	1.46%
Supplemental data
Net assets, end of period (in thousands)	$65,486		$57,466	$46,858	$37,489	$31,225	$24,848
Portfolio turnover	38%		73%	69%	71%	57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class W	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$8.98		$7.80		$6.37		$5.81		$4.73	$4.29
Income from investment operations:
Net investment income	0.05		0.09		0.09		0.08		0.06	0.06
Net realized and unrealized gain	0.50		1.23		1.43		0.51		1.02	0.53
Total from investment operations	0.55		1.32		1.52		0.59		1.08	0.59
Less distributions to shareholders:
Net investment income	(0.10)		(0.14)		(0.09)		(0.03)		—	(0.15)
Total distributions to shareholders	(0.10)		(0.14)		(0.09)		(0.03)		—	(0.15)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—
Net asset value, end of period	$9.43		$8.98		$7.80		$6.37		$5.81	$4.73
Total return	6.09%		17.10%		24.15%		10.23%		22.83%	13.93%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.12%		1.18%		1.18%		1.17%	1.05%
Total net expenses(d)	1.07	%(c)	1.12	%(e)	1.16	%(e)	1.08	%(e)	1.12%	0.98%
Net investment income	0.96	%(c)	1.09%		1.27%		1.35%		1.22%	1.27%
Supplemental data
Net assets, end of period (in thousands)	$105,523		$102,303		$113,166		$115,408		$141,510	$373,927
Portfolio turnover	38%		73%		69%		71%		57%	75%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

Columbia Large Core Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$8.97		$7.79		$6.36		$5.81		$4.98
Income from investment operations:
Net investment income	0.05		0.11		0.10		0.09		0.07
Net realized and unrealized gain	0.52		1.23		1.44		0.52		0.82
Total from investment operations	0.57		1.34		1.54		0.61		0.89
Less distributions to shareholders:
Net investment income	(0.12)		(0.16)		(0.11)		(0.06)		(0.06)
Total distributions to shareholders	(0.12)		(0.16)		(0.11)		(0.06)		(0.06)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$9.42		$8.97		$7.79		$6.36		$5.81
Total return	6.34%		17.38%		24.48%		10.59%		17.89%
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)	0.87%		0.93%		0.89%		0.89	%(d)
Total net expenses(e)	0.82	%(d)	0.87	%(f)	0.91	%(f)	0.82	%(f)	0.83	%(d)
Net investment income	0.99	%(d)	1.35%		1.51%		1.60%		1.52	%(d)
Supplemental data
Net assets, end of period (in thousands)	$40,867		$6,030		$3,817		$2,496		$1,820
Portfolio turnover	38%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

Columbia Large Core Quantitative Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Large Core Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any

Semiannual Report 2015
27

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and

Semiannual Report 2015
28

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2015
29

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	206,880	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	586,183
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	577,285

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31 , 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	33,981,050

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income

Semiannual Report 2015
30

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.58% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $3,644.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

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31

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.15
Class R5	0.05
Class W	0.17
Class Z	0.16

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2015, the Fund's total potential future obligation over the life of the Guaranty is $64,666. The liability remaining at January 31, 2015 for non-recurring charges associated with the lease amounted to $37,640 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at January 31, 2015 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,097,000 and $1,212,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $768,602 for Class A, $5,299 for Class B and $968 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	1.18%	1.18%
Class B	1.93	1.93
Class C	1.93	1.93
Class I	0.80	0.77
Class K	1.10	1.07
Class R	1.43	1.43
Class R4	0.93	0.93
Class R5	0.85	0.82
Class W	1.18	1.18
Class Z	0.93	0.93

Semiannual Report 2015
32

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $3,542,049,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,119,488,000
Unrealized depreciation	(3,542,049,000)
Net unrealized appreciation	$577,439,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	269,496,887
2018	585,041,377
2019	18,579,540
Total	873,117,804

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $1,555,765,317 and $1,594,553,612, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 88.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Lehman Brothers Holdings Inc. Equity-Linked Notes

The Fund previously held investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) was the counterparty. The notes (with an aggregate principal amount of $2.6 million) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008. Based on the bankruptcy proceedings and information provided by the bankruptcy court, the Fund recognized realized losses of $2.3 million and recorded receivables aggregating $246,717, representing the estimated recoverable balance. During the six months ended January 31, 2015, the Fund received approximately $121,514 from the bankruptcy proceedings. In aggregate, the Fund received $828,351 and does not expect any further receipts.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed

Semiannual Report 2015
33

Columbia Large Core Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

Columbia Large Core Quantitative Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Large Core Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR177_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA FLOATING RATE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/user/CTinvestUS
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■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Floating Rate Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	23
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	29
Notes to Financial Statements	39
Important Information About This Report	47

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Floating Rate Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Floating Rate Fund (the Fund) Class A shares returned -1.13% excluding sales charges for the six-month period that ended January 31, 2015.

>  The Fund underperformed its benchmark, the Credit Suisse Leveraged Loan Index, which returned -0.40% during the same time frame.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	02/16/06
Excluding sales charges		-1.13	0.57	5.34	3.91
Including sales charges		-4.13	-2.48	4.71	3.56
Class B	02/16/06
Excluding sales charges		-1.50	-0.07	4.57	3.14
Including sales charges		-6.34	-4.92	4.24	3.14
Class C	02/16/06
Excluding sales charges		-1.50	-0.17	4.55	3.13
Including sales charges		-2.47	-1.14	4.55	3.13
Class I	02/16/06	-0.95	0.94	5.74	4.27
Class K	02/16/06	-1.09	0.64	5.41	4.06
Class R*	09/27/10	-1.24	0.33	5.10	3.67
Class R4*	02/28/13	-0.90	0.93	5.44	3.97
Class R5*	08/01/08	-0.96	0.90	5.69	4.14
Class W*	12/01/06	-1.03	0.65	5.35	3.87
Class Z*	09/27/10	-1.00	0.82	5.57	4.04
Credit Suisse Leveraged Loan Index		-0.40	1.60	5.50	4.51	**

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

**From February 28, 2006.

The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2015)
Common Stocks	2.2
Consumer Discretionary	1.2
Information Technology	0.0	(a)
Materials	1.0
Telecommunication Services	0.0	(a)
Corporate Bonds & Notes	2.9
Money Market Funds	2.3
Mutual Funds	0.5
Senior Loans	92.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at January 31, 2015)
BBB rating	2.7
BB rating	36.3
B rating	51.8
CCC rating	7.5
CC rating	0.0	(a)
Not rated	1.7
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody's, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio's exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Portfolio Management

Lynn Hopton

Yvonne Stevens

Steven Staver

Ronald Launsbach, CFA

Semiannual Report 2015

Columbia Floating Rate Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.70	1,019.75	5.28	5.37	1.06
Class B	1,000.00	1,000.00	985.00	1,015.99	9.01	9.15	1.81
Class C	1,000.00	1,000.00	985.00	1,015.99	9.01	9.15	1.81
Class I	1,000.00	1,000.00	990.50	1,021.61	3.44	3.50	0.69
Class K	1,000.00	1,000.00	989.10	1,020.10	4.94	5.01	0.99
Class R	1,000.00	1,000.00	987.60	1,018.50	6.53	6.63	1.31
Class R4	1,000.00	1,000.00	991.00	1,021.01	4.04	4.10	0.81
Class R5	1,000.00	1,000.00	990.40	1,021.36	3.69	3.75	0.74
Class W	1,000.00	1,000.00	989.70	1,019.75	5.29	5.37	1.06
Class Z	1,000.00	1,000.00	990.00	1,021.01	4.04	4.10	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 91.7%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
B/E Aerospace, Inc. Term Loan(a)(b) 12/16/21	4.000%	2,425,000	2,423,982
Booz Allen Hamilton, Inc. Tranche B Term Loan(a)(b) 07/31/19	3.750%	1,649,589	1,645,977
Doncasters US Finance LLC Tranche B Term Loan(a)(b) 04/09/20	4.500%	3,021,228	2,985,366
TASC, Inc. 1st Lien Term Loan(a)(b) 05/22/20	6.500%	2,985,000	2,932,762
TransDigm, Inc. Tranche C Term Loan(a)(b) 02/28/20	3.750%	3,183,766	3,135,500
Total			13,123,587
Airlines 1.8%
American Airlines, Inc. Tranche B Term Loan(a)(b) 06/27/19	3.750%	5,220,500	5,171,584
Delta Air Lines, Inc.(a)(b) Term Loan 04/20/17	3.250%	1,934,837	1,927,582
Tranche B-1 Term Loan 10/18/18	3.250%	4,522,774	4,475,285
U.S. Airways, Inc. Tranche B-1 Term Loan(a)(b) 05/23/19	3.500%	1,415,500	1,395,442
United Air Lines, Inc. Tranche B Term Loan(a)(b) 04/01/19	3.500%	3,163,201	3,128,975
Total			16,098,868
Automotive 2.0%
Allison Transmission, Inc.(a)(b) Tranche B-2 Term Loan 08/07/17	2.920%	90,309	89,895
Tranche B-3 Term Loan 08/23/19	3.750%	1,459,533	1,450,411
Chrysler Group LLC Tranche B Term Loan(a)(b) 05/24/17	3.500%	3,167,667	3,154,648
Gates Global LLC Term Loan(a)(b) 07/05/21	4.250%	5,211,938	5,076,427
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b) 04/30/19	4.750%	2,200,000	2,204,136

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Navistar, Inc. Tranche B Term Loan(a)(b) 08/17/17	5.750%	1,629,250	1,629,250
Schaeffler AG Tranche B Term Loan(a)(b) 05/15/20	4.250%	1,913,000	1,917,553
Visteon Corp. Term Loan(a)(b) 04/09/21	3.500%	2,661,625	2,621,701
Total			18,144,021
Brokerage/Asset Managers/Exchanges 0.6%
RCS Capital Corp.(a)(b) 1st Lien Term Loan 04/29/19	6.500%	1,618,006	1,537,106
2nd Lien Term Loan 04/29/21	10.500%	1,000,000	958,330
USI, Inc. Term Loan(a)(b) 12/27/19	4.250%	2,580,786	2,532,396
Total			5,027,832
Building Materials 1.3%
Contech Engineered Solutions LLC Term Loan(a)(b) 04/29/19	6.250%	1,231,250	1,217,399
HD Supply, Inc. Term Loan(a)(b) 06/28/18	4.000%	2,924,242	2,895,000
Nortek, Inc. Term Loan(a)(b) 10/30/20	3.750%	1,994,988	1,972,544
Roofing Supply Group LLC Term Loan(a)(b) 05/31/19	5.000%	1,962,264	1,903,396
Wilsonart LLC Term Loan(a)(b) 10/31/19	4.000%	3,464,352	3,392,917
Total			11,381,256
Cable and Satellite 2.8%
Block Communications, Inc. Tranche B Term Loan(a)(b) 11/07/21	4.250%	1,995,000	1,982,531
Cequel Communications LLC Term Loan(a)(b) 02/14/19	3.500%	3,318,797	3,281,096
Charter Communications Operating LLC Tranche G Term Loan(a)(b) 09/10/21	4.250%	2,600,000	2,610,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Encompass Digital Media, Inc.(a)(b) 1st Lien Tranche B Term Loan 06/06/21	5.500%	1,946,993	1,932,390
2nd Lien Tranche B Term Loan 06/06/22	8.750%	1,500,000	1,485,000
MCC Iowa LLC(a)(b) Tranche G Term Loan 01/20/20	4.000%	2,956,938	2,923,672
Tranche H Term Loan 01/29/21	3.250%	1,477,500	1,443,340
Quebecor Media, Inc. Tranche B-1 Term Loan(a)(b) 08/17/20	3.250%	1,975,000	1,911,425
TWCC Holding Corp. Term Loan(a)(b) 02/13/17	3.500%	3,643,921	3,562,516
Virgin Media Investment Holdings Ltd. Tranche B Term Loan(a)(b) 06/07/20	3.500%	4,075,000	4,006,948
Total			25,139,006
Chemicals 6.4%
Allnex & Cy SCA Tranche B-1 Term Loan(a)(b) 10/03/19	4.500%	1,840,847	1,823,598
Allnex U.S.A, Inc. Tranche B-2 Term Loan(a)(b) 10/03/19	4.500%	955,127	946,178
American Pacific Corp. Term Loan(a)(b) 02/27/19	7.000%	1,786,500	1,770,868
Ascend Performance Materials Operations LLC Tranche B Term Loan(a)(b) 04/10/18	6.750%	1,857,035	1,578,480
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(a)(b) 02/01/20	3.750%	4,801,761	4,699,723
ColourOz Investment 1 GmbH 1st Lien Tranche C Term Loan(a)(b) 09/03/21	4.750%	194,570	192,138
ColourOz Investment 2 GmbH 1st Lien Tranche B2 Term Loan(a)(b) 09/03/21	4.750%	1,176,992	1,162,280
Eco Services Operations Term Loan(a)(b) 12/01/21	4.750%	1,825,000	1,811,313

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HII Holding Corp.(a)(b) 1st Lien Term Loan 12/20/19	4.000%	2,932,601	2,877,614
2nd Lien Term Loan 12/21/20	9.500%	2,150,000	2,144,625
Huntsman International LLC(a)(b) Term Loan 08/12/21	3.750%	1,725,000	1,702,368
Tranche B Term Loan 04/19/17	2.712%	1,851,158	1,836,127
Tranche B-2 Term Loan 04/19/17	2.937%	99,067	97,747
Tranche C Term Loan 06/30/16	2.462%	184,185	181,882
INEOS U.S. Finance LLC Term Loan(a)(b) 05/04/18	3.750%	1,926,347	1,873,816
Kronos Worldwide, Inc. Term Loan(a)(b) 02/18/20	4.750%	2,977,500	2,977,500
MacDermid, Inc. Tranche B 1st Lien Term Loan(a)(b) 06/07/20	4.000%	3,521,375	3,508,170
Minerals Technologies, Inc. Term Loan(a)(b) 05/07/21	4.000%	1,409,712	1,395,614
Nexeo Solutions LLC Tranche B-3 Term Loan(a)(b) 09/08/17	5.000%	2,440,300	2,330,487
Oxea Finance & Cy SCA(a)(b) 1st Lien Tranche B-2 Term Loan 01/15/20	4.250%	3,530,313	3,353,797
2nd Lien Term Loan 07/15/20	8.250%	1,400,000	1,305,500
PQ Corp. Term Loan(a)(b) 08/07/17	4.000%	3,332,000	3,276,822
Polymer Group, Inc. Term Loan(a)(b) 12/19/19	5.250%	2,155,273	2,136,414
Ravago Holdings America, Inc. Term Loan(a)(b) 12/20/20	5.500%	3,151,188	3,139,371
Tronox Pigments BV Term Loan(a)(b) 03/19/20	4.000%	4,194,386	4,143,382
Univar, Inc. Tranche B Term Loan(a)(b) 06/30/17	5.000%	5,858,207	5,643,094
Total			57,908,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Construction Machinery 0.6%
Doosan Infracore International, Inc. Tranche B Term Loan(a)(b) 05/28/21	4.500%	1,514,827	1,511,040
Maxim Crane Works LP 2nd Lien Term Loan(a)(b) 11/26/18	10.250%	3,000,000	3,018,750
North American Lifting Holdings, Inc. 1st Lien Term Loan(a)(b) 11/27/20	5.500%	1,460,804	1,309,246
Total			5,839,036
Consumer Cyclical Services 2.2%
Creative Artists Agency LLC Term Loan(a)(b) 12/17/21	5.500%	2,325,000	2,316,281
KAR Auction Services, Inc. Tranche B-2 Term Loan(a)(b) 03/11/21	3.500%	1,241,148	1,218,659
Monitronics International, Inc. Tranche B Term Loan(a)(b) 03/23/18	4.250%	2,018,094	2,005,481
Pre-Paid Legal Services, Inc. Term Loan(a)(b) 07/01/19	6.250%	1,137,097	1,122,405
Quikrete Holdings, Inc. 1st Lien Term Loan(a)(b) 09/28/20	4.000%	425,406	419,556
Quikrete Holdings,Inc 2nd Lien Term Loan(a)(b) 03/26/21	7.000%	1,632,578	1,628,497
ServiceMaster Co. LLC (The) Term Loan(a)(b) 07/01/21	4.250%	2,493,750	2,460,234
SourceHOV LLC 1st Lien Tranche B Term Loan(a)(b) 10/31/19	7.750%	3,050,000	2,874,625
Weight Watchers International, Inc. Tranche B-2 Term Loan(a)(b) 04/02/20	4.000%	5,973,612	4,006,084
West Corp. Tranche B-10 Term Loan(a)(b) 06/30/18	3.250%	2,223,093	2,193,325
Total			20,245,147
Consumer Products 2.1%
Affinion Group, Inc. Tranche B Term Loan(a)(b) 04/30/18	6.750%	1,407,580	1,310,809

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Fender Musical Instruments Corp. Term Loan(a)(b) 04/03/19	5.750%	885,000	879,097
Jarden Corp. Tranche B-1 Term Loan(a)(b) 09/30/20	2.921%	942,863	944,824
NBTY, Inc. Tranche B-2 Term Loan(a)(b) 10/01/17	3.500%	2,890,464	2,795,628
Party City Holdings, Inc. Term Loan(a)(b) 07/27/19	4.000%	3,032,674	2,963,954
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	4.250%	2,643,012	2,617,692
Tempur-Pedic International, Inc. Tranche B Term Loan(a)(b) 03/18/20	3.500%	1,599,139	1,574,160
Varsity Brands Tranche B Term Loan(a)(b) 12/10/21	6.000%	1,925,000	1,934,625
Visant Corp. Term Loan(a)(b) 09/23/21	7.000%	997,500	974,438
Waterpik, Inc. Term Loan(a)(b) 07/08/20	5.750%	2,962,500	2,936,578
Total			18,931,805
Diversified Manufacturing 4.5%
Accudyne Industries Borrower SCA/LLC Term Loan(a)(b) 12/13/19	4.000%	3,318,228	3,100,485
Allflex Holdings III, Inc.(a)(b) 1st Lien Term Loan 07/17/20	4.250%	1,496,013	1,477,313
2nd Lien Term Loan 07/19/21	8.000%	3,000,000	2,947,500
Apex Tool Group LLC Term Loan(a)(b) 01/31/20	4.500%	3,610,687	3,505,364
Carros Finance Luxembourg SARL Term Loan(a)(b) 09/30/21	4.500%	4,987,500	4,912,687
Crosby U.S. Acquisition Corp.(a)(b) 1st Lien Term Loan 11/23/20	3.750%	866,250	779,625
2nd Lien Term Loan 11/22/21	7.000%	2,000,000	1,760,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Filtration Group Corp.(a)(b) 1st Lien Term Loan 11/20/20	4.500%	3,291,750	3,267,062
2nd Lien Term Loan 11/22/21	8.250%	1,000,000	982,500
Gardner Denver, Inc. Term Loan(a)(b) 07/30/20	4.250%	4,888,125	4,561,843
Generac Power System, Inc. Tranche B Term Loan(a)(b) 05/31/20	3.250%	3,326,424	3,251,579
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan(a)(b) 06/30/22	7.250%	2,000,000	1,900,000
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b) 08/21/20	4.000%	6,302,044	6,191,759
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan(a)(b) 05/06/22	8.250%	2,600,000	2,472,158
Total			41,109,875
Electric 4.9%
Astoria Energy LLC Tranche B Term Loan(a)(b) 12/24/21	5.000%	2,150,000	2,123,125
Bayonne Energy Center LLC Tranche B Term Loan(a)(b) 08/19/21	5.000%	2,448,420	2,404,813
Calpine Construction Finance Co. LP Tranche B-1 Term Loan(a)(b) 05/03/20	3.000%	1,920,750	1,856,731
Calpine Corp. Term Loan(a)(b) 10/09/19	4.000%	4,924,433	4,863,419
Dynegy, Inc. Tranche B-2 Term Loan(a)(b) 04/23/20	4.000%	1,940,001	1,916,663
EFS Cogen Holdings I LLC Tranche B Term Loan(a)(b) 12/17/20	3.750%	1,347,598	1,334,971
EquiPower Resources Holdings LLC(a)(b) 1st Lien Tranche B Term Loan 12/21/18	4.250%	1,127,768	1,120,437
1st Lien Tranche C Term Loan 12/31/19	4.250%	1,671,856	1,660,989
Essential Power LLC Term Loan(a)(b) 08/08/19	4.750%	1,554,831	1,529,565

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
FREIF North American Power I LLC(a)(b) Tranche B-1 Term Loan 03/29/19	4.750%	2,121,368	2,116,065
Tranche C-1 Term Loan 03/29/19	4.750%	355,587	354,699
La Frontera Generation LLC Term Loan(a)(b) 09/30/20	4.500%	833,201	815,146
Southeast PowerGen LLC Tranche B Term Loan(a)(b) 12/02/21	4.500%	1,550,000	1,542,250
Star West Generation LLC Tranche B Term Loan(a)(b) 03/13/20	4.250%	2,594,667	2,553,593
TPF Generation Holdings LLC Term Loan(a)(b) 12/31/17	4.750%	3,940,000	3,585,400
TPF II Power LLC Term Loan(a)(b) 10/02/21	5.500%	1,000,000	1,002,190
Texas Competitive Electric Holdings Co. LLC(a)(b)(c) Term Loan 04/25/15	4.661%	6,497,531	4,027,105
Texas Competitive Electric Holdings Co. LLC(a)(b)(d) Debtor in Possession Term Loan 05/05/16	3.750%	1,890,594	1,894,375
Viva Alamo LLC Term Loan(a)(b) 02/22/21	5.250%	4,393,447	4,316,561
Windsor Financing LLC Tranche B Term Loan(a)(b) 12/05/17	6.250%	3,601,596	3,601,596
Total			44,619,693
Environmental 1.7%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan(a)(b) 10/09/19	3.750%	4,202,310	4,076,241
EWT Holdings III Corp.(a)(b) 1st Lien Term Loan 01/15/21	4.750%	2,475,000	2,431,687
2nd Lien Term Loan 01/15/22	8.500%	1,000,000	972,500
EnergySolutions LLC Term Loan(a)(b) 05/29/20	6.750%	2,860,464	2,854,200
STI Infrastructure SARL Term Loan(a)(b) 08/22/20	6.250%	2,690,937	2,637,119

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WCA Waste Corp. Term Loan(a)(b) 03/23/18	4.000%	656,438	645,153
Waste Industries U.S.A., Inc. Tranche B Term Loan(a)(b) 03/17/17	4.000%	1,690,500	1,679,934
Total			15,296,834
Food and Beverage 4.1%
ARAMARK Corp.(a)(b) 3rd Letter of Credit 07/26/16	3.671%	66,004	65,261
Tranche E Term Loan 09/06/19	3.250%	1,042,750	1,027,891
Tranche F Term Loan 02/24/21	3.250%	813,188	797,770
AdvancePierre Foods, Inc. 1st Lien Term Loan(a)(b) 07/10/17	5.750%	4,459,000	4,415,792
Arysta LifeScience SPC LLC(a)(b) 1st Lien Term Loan 05/29/20	4.500%	517,124	516,390
2nd Lien Term Loan 11/30/20	8.250%	2,400,000	2,386,992
Big Heart Pet Brands Term Loan(a)(b) 03/09/20	3.500%	3,170,933	3,041,115
CSM Bakery Supplies LLC(a)(b) 1st Lien Term Loan 07/03/20	5.000%	3,250,530	3,192,638
2nd Lien Term Loan 07/03/21	8.750%	3,000,000	2,857,500
CTI Foods Holding Co. LLC 1st Lien Term Loan(a)(b) 06/29/20	4.500%	385,682	382,307
Del Monte Foods, Inc. 2nd Lien Term Loan(a)(b) 08/18/21	8.250%	2,000,000	1,710,000
Dole Food Co.,Inc. Tranche B Term Loan(a)(b) 11/01/18	4.500%	970,000	963,026
HJ Heinz Co. Tranche B-2 Term Loan(a)(b) 06/05/20	3.500%	3,177,361	3,170,212
JBS U.S.A. LLC Term Loan(a)(b) 09/18/20	3.750%	2,049,062	2,023,449
Performance Food Group, Inc. 2nd Lien Term Loan(a)(b) 11/14/19	6.250%	2,381,182	2,330,582

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pinnacle Foods Finance LLC(a)(b) Tranche G Term Loan 04/29/20	3.000%	1,837,701	1,795,361
Tranche H Term Loan 04/29/20	3.000%	1,209,688	1,182,772
U.S. Foods, Inc. Term Loan(a)(b) 03/31/19	4.500%	5,195,875	5,175,091
Total			37,034,149
Gaming 4.8%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	5.250%	1,390,280	1,383,329
Amaya Holdings BV(a)(b) 1st Lien Tranche B Term Loan 08/01/21	5.000%	448,875	439,265
2nd Lien Tranche B Term Loan 08/01/22	8.000%	2,000,000	1,959,640
Aristocrat Leisure Ltd. Term Loan(a)(b) 10/20/21	4.750%	2,000,000	1,966,260
CCM Merger, Inc. Term Loan(a)(b) 08/06/21	4.500%	1,718,053	1,708,398
Cannery Casino Resorts LLC(a)(b) 1st Lien Term Loan 10/02/18	6.000%	1,030,013	952,761
2nd Lien Term Loan 10/02/19	10.000%	1,150,000	864,800
CityCenter Holdings LLC Tranche B Term Loan(a)(b) 10/16/20	4.250%	3,630,222	3,607,533
Las Vegas Sands LLC Tranche B Term Loan(a)(b) 12/19/20	3.250%	1,417,869	1,407,093
MGM Resorts International Tranche B Term Loan(a)(b) 12/20/19	3.500%	3,087,000	3,036,836
Marina District Finance Co., Inc. Term Loan(a)(b) 08/15/18	6.750%	2,571,711	2,559,932
Mohegan Tribal Gaming Authority Tranche B Term Loan(a)(b) 11/19/19	5.500%	3,564,000	3,442,040
Peppermill Casinos, Inc. Tranche B Term Loan(a)(b) 11/09/18	7.250%	2,278,377	2,279,812

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan(a)(b) 08/13/20	3.750%	1,422,272	1,402,275
ROC Finance LLC Tranche B Term Loan(a)(b) 06/20/19	5.000%	3,011,875	2,801,044
Scientific Games International, Inc.(a)(b) Term Loan 10/18/20	6.000%	4,875,750	4,808,708
Tranche B2 Term Loan 10/01/21	6.000%	1,300,000	1,281,761
Shingle Springs Tribal Gaming Term Loan(a)(b) 08/29/19	6.250%	1,515,937	1,515,937
Stockbridge/SBE Holdings Tranche B Term Loan(a)(b) 05/02/17	13.000%	537,500	489,125
Twin River Management Group, Inc. Term Loan(a)(b) 07/10/20	5.250%	2,922,500	2,917,035
Yonkers Racing Corp. 1st Lien Term Loan(a)(b) 08/20/19	4.250%	3,366,914	3,063,892
Total			43,887,476
Health Care 6.1%
Alere, Inc. Tranche B Term Loan(a)(b) 06/30/17	4.250%	2,301,825	2,298,372
Alliance HealthCare Services, Inc. Term Loan(a)(b) 06/03/19	4.250%	3,007,349	2,962,239
AmSurg Corp. Term Loan(a)(b) 07/16/21	3.750%	1,139,263	1,134,671
Biomet, Inc. Tranche B-2 Term Loan(a)(b) 07/25/17	3.668%	3,679,059	3,669,861
CHS/Community Health Systems, Inc.(a)(b) Tranche D Term Loan 01/27/21	4.250%	4,395,520	4,390,465
Tranche E Term Loan 01/25/17	3.486%	1,487,599	1,478,302
DaVita HealthCare Partners, Inc. Tranche B Term Loan(a)(b) 06/24/21	3.500%	2,885,500	2,869,572
Grifols Worldwide Operations Ltd. Tranche B Term Loan(a)(b) 02/27/21	3.171%	2,878,250	2,841,236

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HCA, Inc.(a)(b) Tranche B-4 Term Loan 05/01/18	3.005%	3,257,426	3,249,641
Tranche B-5 Term Loan 03/31/17	2.921%	5,925,000	5,915,757
IASIS Healthcare LLC Tranche B-2 Term Loan(a)(b) 05/03/18	4.500%	2,907,132	2,902,045
National Mentor Holdings, Inc. Tranche B Term Loan(a)(b) 01/31/21	4.250%	1,265,438	1,242,976
Onex Carestream Finance LP 1st Lien Term Loan(a)(b) 06/07/19	5.000%	2,057,664	2,051,882
Ortho-Clinical Diagnostics Holdings SARL Term Loan(a)(b) 06/30/21	4.750%	3,582,000	3,435,138
PRA Holdings, Inc. Tranche B-1 Term Loan(a)(b) 09/23/20	4.500%	3,276,404	3,245,705
Quintiles Transnational Corp. Term B-3 Term Loan(a)(b) 06/08/18	3.750%	3,176,334	3,140,600
STHI Holding Corp. Term Loan(a)(b) 08/06/21	4.500%	1,271,813	1,261,740
Select Medical Corp. Tranche B-E Term Loan(a)(b) 06/01/18	3.750%	522,658	516,778
Skilled Healthcare Group, Inc. Term Loan(a)(b) 04/09/16	7.210%	232,880	232,298
Surgery Center Holdings, Inc.(a)(b) 2nd Lien Term Loan 11/03/21	8.500%	1,000,000	963,750
Term Loan 11/03/20	5.250%	2,000,000	1,947,500
Surgical Care Affiliates LLC Tranche C Term Loan(a)(b) 06/29/18	4.000%	1,354,375	1,335,183
Tecomet, Inc. 1st Lien Term Loan(a)(b) 12/03/21	5.750%	2,150,000	2,064,000
Total			55,149,711

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Independent Energy 0.8%
American Energy-Marcellus LLC(a)(b) 1st Lien Term Loan 08/04/20	5.250%	1,375,000	1,127,500
2nd Lien Term Loan 08/04/21	8.500%	2,000,000	1,495,000
Samson Investment Co. 2nd Lien Tranche 1 Term Loan(a)(b) 09/25/18	5.000%	3,525,000	2,184,865
Templar Energy LLC 2nd Lien Term Loan(a)(b) 11/25/20	8.500%	4,250,000	2,592,500
Total			7,399,865
Leisure 3.2%
24 Hour Fitness Worldwide, Inc. Term Loan(a)(b) 05/28/21	4.750%	4,427,750	4,274,993
AMC Entertainment, Inc. Term Loan(a)(b) 04/30/20	3.500%	2,333,437	2,302,823
Activision Blizzard, Inc. Term Loan(a)(b) 10/12/20	3.250%	2,012,813	2,009,451
Delta 2 SARL Tranche B3 Term Loan(a)(b) 07/30/21	4.750%	3,470,656	3,354,389
Fitness International LLC Tranche B Term Loan(a)(b) 07/01/20	5.500%	1,990,000	1,896,729
Lions Gate Entertainment Term Loan(a)(b) 07/19/20	5.000%	3,000,000	2,992,500
Live Nation Entertainment, Inc. Tranche B-1 Term Loan(a)(b) 08/17/20	3.500%	1,964,636	1,935,166
Merlin Entertainments Group 2 SARL Tranche B1 Term Loan(a)(b) 07/03/19	3.422%	1,134,240	1,131,721
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b) 12/20/18	3.500%	2,721,162	2,709,815
Steinway Musical Instruments, Inc. 1st Lien Term Loan(a)(b) 09/19/19	4.750%	1,786,432	1,755,170
Zuffa LLC Term Loan(a)(b) 02/25/20	3.750%	4,606,029	4,433,303
Total			28,796,060

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Life Insurance 0.2%
AssuredPartners Capital, Inc. 2nd Lien Term Loan(a)(b) 04/02/22	7.750%	1,995,000	1,920,187
Lodging 0.7%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(a)(b) 12/27/20	6.250%	3,000,000	2,981,250
Hilton Worldwide Finance LLC Term Loan(a)(b) 10/26/20	3.500%	3,289,474	3,246,579
Total			6,227,829
Media and Entertainment 5.5%
Cengage Learning Acquisitions, Inc. Term Loan(a)(b) 03/31/20	7.000%	3,455,297	3,431,213
Clear Channel Communications, Inc. Tranche D Term Loan(a)(b) 01/30/19	6.921%	7,958,970	7,410,836
Cumulus Media Holdings, Inc. Term Loan(a)(b) 12/23/20	4.250%	3,087,699	3,018,226
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	3,087,000	2,787,191
Granite Broadcasting 1st Lien Tranche B Term Loan(a)(b) 05/23/18	6.750%	991,116	982,443
Gray Television, Inc. Term Loan(a)(b) 06/13/21	3.750%	1,780,600	1,755,672
HIBU Connect SA, Sociedad Unipersonal Term Loan(a)(b)(e)(f) 03/01/19	0.000%	17,317	—
Hubbard Radio LLC Tranche 1 Term Loan(a)(b) 04/29/19	4.500%	2,318,407	2,285,092
ION Media Networks, Inc. Tranche B1 Term Loan(a)(b) 12/18/20	4.750%	2,500,000	2,472,925
Learfield Communications, Inc. 2nd Lien Term Loan(a)(b) 10/08/21	8.750%	2,000,000	1,975,000
Media General, Inc. Tranche B Term Loan(a)(b) 07/31/20	4.250%	3,831,975	3,808,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
National CineMedia LLC Term Loan(a)(b) 11/26/19	2.930%	1,950,000	1,865,506
R.H. Donnelly, Inc. Term Loan(a)(b) 12/31/16	9.750%	331,824	252,020
Radio One, Inc. Term Loan(a)(b) 03/31/16	7.500%	4,618,761	4,601,441
Salem Communications Corp. Term Loan(a)(b) 03/13/20	4.500%	1,301,500	1,278,724
Sinclair Television Group, Inc. Tranche B Term Loan(a)(b) 04/09/20	3.000%	2,038,738	2,003,060
Sonifi Solutions, Inc. Tranche C Term Loan(a)(b)(f) 03/28/18	6.750%	426,645	29,865
SuperMedia, Inc. Term Loan(a)(b) 12/30/16	11.600%	142,261	122,166
Tribune Co. Term Loan(a)(b) 12/27/20	4.000%	6,547,007	6,456,986
Univision Communications, Inc. Term Loan(a)(b) 03/01/20	4.000%	3,474,608	3,420,022
YH Ltd.(a)(b) Tranche A2 Term Loan 03/01/19	5.247%	216,709	318,562
YH Ltd.(a)(b)(e)(f) Tranche B2 Term Loan PIK 03/01/24	0.000%	503,254	—
Total			50,274,975
Metals 1.7%
Alpha Natural Resources, Inc. Tranche B Term Loan(a)(b) 05/22/20	3.500%	2,186,063	1,565,767
Arch Coal, Inc. Term Loan(a)(b) 05/16/18	6.250%	2,944,353	2,103,122
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 06/30/19	3.750%	5,579,813	4,882,337
Fairmount Minerals Ltd. Tranche B-2 Term Loan(a)(b) 09/05/19	4.500%	3,653,750	3,151,359

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Foresight Energy LLC Term Loan(a)(b) 08/21/20	5.500%	1,109,500	1,054,025
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(a)(b) 02/28/19	5.750%	933,207	880,322
Novelis, Inc. Term Loan(a)(b) 03/10/17	3.750%	1,813,841	1,795,703
Total			15,432,635
Midstream 0.2%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan(a)(b) 04/04/18	6.250%	1,437	1,294
Southcross Energy Partner Term Loan(a)(b) 08/04/21	5.250%	1,815,875	1,729,621
Total			1,730,915
Oil Field Services 0.5%
Drillships Ocean Ventures, Inc. Term Loan(a)(b) 07/25/21	5.500%	1,641,750	1,365,936
Fieldwood Energy LLC 2nd Lien Term Loan(a)(b) 09/30/20	8.375%	492,611	294,089
McJunkin Red Man Corp. Term Loan(a)(b) 11/08/19	5.000%	3,110,625	2,842,333
Total			4,502,358
Other Financial Institutions 1.3%
ARG IH Corp. Term Loan(a)(b) 11/15/20	4.750%	2,970,000	2,958,239
AlixPartners LLP 1st Lien Tranche B-2 Term Loan(a)(b) 07/10/20	4.000%	2,766,482	2,713,753
IG Investments Holdings LLC Tranche B Term Loan(a)(b) 10/31/21	6.000%	3,030,128	3,007,402
Moneygram International, Inc. Term Loan(a)(b) 03/27/20	4.250%	942,555	872,335
Vantiv LLC Tranche B Term Loan(a)(b) 06/13/21	3.750%	2,151,661	2,131,220
Total			11,682,949

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry 1.5%
AECOM Technology Corp. Tranche B Term Loan(a)(b) 10/15/21	3.750%	687,792	687,902
ATI Acquisition Co.(a)(b)(c)(e)(f)(g) Term Loan 12/30/15	0.000%	586,404	—
Tranche B Term Loan 03/30/15	0.000%	1,134,333	—
Alliance Laundry Systems LLC 1st Lien Term Loan(a)(b) 12/10/18	4.250%	1,883,034	1,860,287
Harland Clarke Holdings Corp.(a)(b) Tranche B-3 Term Loan 05/22/18	7.000%	1,323,437	1,330,055
Tranche B-4 Term Loan 08/04/19	6.000%	975,000	974,083
Hillman Group, Inc. (The) Term Loan(a)(b) 06/30/21	4.500%	2,512,375	2,498,255
Sensus U.S.A., Inc.(a)(b) 1st Lien Term Loan 05/09/17	4.500%	3,882,483	3,790,275
2nd Lien Term Loan 05/09/18	8.500%	2,925,000	2,793,375
Total			13,934,232
Other REIT 0.1%
DTZ US Borrower LLC 2nd Lien Term Loan(a)(b) 11/04/22	9.250%	1,000,000	986,250
Other Utility 0.4%
Sandy Creek Energy Associates LP Term Loan(a)(b) 11/09/20	5.000%	3,626,793	3,540,657
Packaging 3.3%
Ardagh Holdings USA, Inc. Term Loan(a)(b) 12/17/19	4.000%	1,662,437	1,631,267
BWAY Intermediate Co., Inc. Term Loan(a)(b) 08/14/20	5.500%	2,537,250	2,540,422
Berry Plastics Corp. Tranche E Term Loan(a)(b) 01/06/21	3.750%	3,065,480	3,019,988
CD&R Millennium Holdco 6 SARL 2nd Lien Term Loan(a)(b) 07/31/22	8.250%	2,000,000	1,940,000

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consolidated Container Co. LLC Term Loan(a)(b) 07/03/19	5.000%	2,443,750	2,356,997
Crown Americas LLC Tranche B Term Loan(a)(b)(h)(i) 10/22/21	0.000%	1,475,000	1,482,050
Devix Topco SA 1st Lien Tranche B Term Loan(a)(b) 05/03/21	4.250%	2,985,000	2,952,672
Packaging Coordinators, Inc. First Lien Tranche B Term Loan(a)(b) 08/01/21	5.250%	972,563	945,817
Prescrix, Inc. 2nd Lien Term Loan(a)(b) 05/02/22	8.000%	1,000,000	990,000
Printpack Holdings, Inc.(a)(b) 1st Lien Term Loan 05/29/20	6.000%	1,194,000	1,187,290
2nd Lien Term Loan 05/28/21	9.750%	1,000,000	990,000
Ranpak Corp. 1st Lien Term Loan(a)(b) 10/01/21	4.750%	997,500	994,388
Reynolds Group Holdings, Inc. Term Loan(a)(b) 12/01/18	4.000%	6,626,765	6,549,431
Signode Industrial Group SA Tranche B Term Loan(a)(b) 05/01/21	3.750%	2,758,519	2,675,763
Total			30,256,085
Paper 0.3%
Caraustar Industries, Inc. Term Loan(a)(b) 05/01/19	7.500%	3,211,279	3,114,940
Pharmaceuticals 2.9%
Akorn, Inc. Term Loan(a)(b) 04/16/21	4.500%	1,820,437	1,813,611
Atrium Innovations, Inc.(a)(b) 1st Lien Tranche B-1 Term Loan 02/15/21	4.250%	1,612,813	1,553,009
2nd Lien Term Loan 08/13/21	7.750%	1,000,000	927,500
Catalent Pharma Solutions, Inc. Term Loan(a)(b) 05/20/21	4.250%	1,874,772	1,868,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan(a)(b) 09/30/19	4.000%	4,622,132	4,537,408
Pharmaceutical Product Development, Inc. Term Loan(a)(b) 12/05/18	4.000%	5,338,717	5,310,688
RPI Finance Trust Tranche B-2 Term Loan(a)(b) 05/09/18	3.250%	3,037,926	3,036,407
Salix Pharmaceuticals Ltd. Term Loan(a)(b) 01/02/20	4.250%	2,137,500	2,125,744
Valeant Pharmaceuticals International, Inc.(a)(b) Tranche B-C2 Term Loan 12/11/19	3.500%	1,705,587	1,692,437
Tranche B-D2 Term Loan 02/13/19	3.500%	1,231,647	1,222,607
Tranche B-E1 Term Loan 08/05/20	3.500%	2,388,590	2,371,058
Total			26,458,736
Property & Casualty 1.3%
Alliant Holdings I LLC Term Loan(a)(b) 12/20/19	4.250%	3,757,940	3,721,525
Asurion LLC(a)(b) 2nd Lien Term Loan 03/03/21	8.500%	1,500,000	1,481,250
Tranche B-1 Term Loan 05/24/19	5.000%	1,893,028	1,878,831
Hub International Ltd. Term Loan(a)(b) 10/02/20	4.250%	4,493,296	4,350,993
Total			11,432,599
Refining 0.3%
Seadrill Operating LP Term Loan(a)(b) 02/21/21	4.000%	3,219,175	2,542,633
Restaurants 0.7%
Burger King Corp. Tranche B Term Loan(a)(b) 12/12/21	4.500%	3,000,000	3,001,140
OSI Restaurant Partners LLC Term Loan(a)(b) 10/28/19	3.500%	388,125	380,363

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wendy's International, Inc. Tranche B Term Loan(a)(b) 05/15/19	3.250%	2,940,113	2,917,445
Total			6,298,948
Retailers 6.0%
Academy Ltd. Term Loan(a)(b) 08/03/18	4.500%	3,458,212	3,423,630
BJ's Wholesale Club, Inc. 1st Lien Term Loan(a)(b) 09/26/19	4.500%	2,097,033	2,062,075
Bass Pro Group LLC Term Loan(a)(b) 11/20/19	3.750%	2,163,393	2,135,442
Blue Buffalo Company Ltd. Tranche B-3 Term Loan(a)(b) 08/08/19	3.750%	1,661,994	1,641,219
Burlington Coat Factory Warehouse Corp. Tranche B-3 Term Loan(a)(b) 08/13/21	4.250%	1,483,063	1,469,463
David's Bridal, Inc. Term Loan(a)(b) 10/11/19	5.250%	4,571,857	4,308,975
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b) 03/04/19	3.250%	5,369,638	5,211,932
Gymboree Corp. (The) Term Loan(a)(b) 02/23/18	5.000%	1,000,000	689,520
Hudson's Bay Co. 1st Lien Term Loan(a)(b) 11/04/20	4.750%	1,941,875	1,943,817
J. Crew Group, Inc. Term Loan(a)(b) 03/05/21	4.000%	3,218,987	2,907,550
J.C. Penney Corp., Inc. Term Loan(a)(b) 05/22/18	6.000%	5,910,000	5,849,954
Jo-Ann Stores, Inc. Tranche B Term Loan(a)(b) 03/16/18	4.000%	1,411,633	1,375,170
Leslie's Poolmart, Inc. Tranche B Term Loan(a)(b) 10/16/19	4.250%	2,715,283	2,642,324
Men's Wearhouse, Inc. (The) Tranche B Term Loan(a)(b) 06/18/21	4.500%	1,517,375	1,513,961

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Michaels Stores, Inc. Tranche B Term Loan(a)(b) 01/28/20	3.750%	1,689,451	1,656,980
Neiman Marcus Group, Inc. (The) Term Loan(a)(b) 10/25/20	4.250%	3,134,471	3,035,610
Pep Boys-Manny, Moe & Jack (The) Term Loan(a)(b) 10/11/18	4.250%	3,415,349	3,385,465
PetCo Animal Supplies, Inc. Term Loan(a)(b) 11/24/17	4.000%	1,374,046	1,358,587
Pilot Travel Centers LLC Tranche B Term Loan(a)(b) 10/01/21	4.250%	2,493,750	2,499,461
Rite Aid Corp.(a)(b) 2nd Lien Tranche 1 Term Loan 08/21/20	5.750%	1,950,000	1,953,666
2nd Lien Tranche 2 Term Loan 06/21/21	4.875%	1,900,000	1,898,822
Sports Authority, Inc. (The) Tranche B Term Loan(a)(b) 11/16/17	7.500%	1,863,367	1,586,974
Total			54,550,597
Supermarkets 0.9%
Albertson's LLC(a)(b) Tranche B-2 Term Loan 03/21/19	5.375%	2,807,409	2,797,752
Tranche B-4 Term Loan 08/25/21	5.500%	1,325,000	1,321,529
Crossmark Holdings, Inc. 1st Lien Term Loan(a)(b) 12/20/19	4.500%	2,384,256	2,318,689
Sprouts Farmers Markets Holdings LLC Term Loan(a)(b) 04/23/20	4.000%	1,269,697	1,264,935
Total			7,702,905
Technology 9.1%
Applied Systems, Inc.(a)(b) 1st Lien Term Loan 01/25/21	4.250%	1,980,000	1,963,289
2nd Lien Term Loan 01/24/22	7.500%	1,000,000	983,750
Avago Technologies Ltd. Term Loan(a)(b) 05/06/21	3.750%	1,985,012	1,980,546

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Avaya, Inc.(a)(b) Tranche B-6 Term Loan 10/26/17	4.668%	985,450	940,553
03/31/18	6.500%	2,959,233	2,886,169
BMC Software Finance, Inc. Term Loan(a)(b) 09/10/20	5.000%	3,559,273	3,441,390
Blue Coat Systems, Inc. Term Loan(a)(b) 05/31/19	4.000%	2,782,634	2,720,025
CDW LLC Term Loan(a)(b) 04/29/20	3.250%	1,484,164	1,450,355
Dealer Computer Services, Inc. Tranche A Term Loan(a)(b) 04/21/16	2.171%	74,717	74,623
Dell International LLC(a)(b) Tranche B Term Loan 04/29/20	4.500%	6,050,738	6,053,280
Tranche C Term Loan 10/29/18	3.750%	877,656	876,401
EVERTEC Group LLC Tranche B Term Loan(a)(b) 04/17/20	3.500%	1,625,250	1,586,650
First Data Corp.(a)(b) Term Loan 03/24/17	3.668%	2,200,000	2,173,600
03/23/18	3.668%	3,393,261	3,328,585
Freescale Semiconductor, Inc. Tranche B-4 Term Loan(a)(b) 02/28/20	4.250%	3,220,261	3,171,957
Go Daddy Operating Co. LLC Term Loan(a)(b) 05/13/21	4.750%	4,712,149	4,683,452
Greeneden U.S. Holdings II LLC Term Loan(a)(b) 02/08/20	4.000%	1,235,143	1,208,896
IPC Systems, Inc. 1st Lien Term Loan(a)(b) 11/08/20	6.000%	2,462,625	2,450,312
Infogroup, Inc. Tranche B Term Loan(a)(b) 05/26/18	7.500%	3,502,175	3,195,734
Infor US, Inc. Tranche B-5 Term Loan(a)(b) 06/03/20	3.750%	4,757,534	4,639,595
Information Resources, Inc. Term Loan(a)(b) 09/30/20	4.750%	3,332,812	3,316,148

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Micro Focus US, Inc. Tranche B Term Loan(a)(b) 11/19/21	5.250%	2,500,000	2,410,425
Microsemi Corp. Term Loan(a)(b) 02/19/20	3.250%	3,004,896	2,973,344
OpenLink International, Inc. Term Loan(a)(b) 10/30/17	6.250%	903,684	892,388
RP Crown Parent LLC(a)(b) 1st Lien Term Loan 12/21/18	6.000%	3,846,892	3,648,124
2nd Lien Term Loan 12/21/19	11.250%	2,000,000	1,645,000
Regit Eins GmbH 1st Lien Term Loan(a)(b) 01/08/21	6.000%	1,995,000	1,949,275
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan(a)(b) 07/02/21	3.750%	2,686,500	2,631,937
SCS Holdings I, Inc. Term Loan(a)(b) 12/07/18	7.000%	784,808	788,732
Sensata Technologies BV/Finance Co. LLC Term Loan(a)(b) 05/12/19	3.250%	1,602,292	1,602,580
Spansion LLC Term Loan(a)(b) 12/19/19	3.750%	1,619,211	1,597,627
Syniverse Holdings, Inc.(a)(b) Term Loan 04/23/19	4.000%	1,015,635	981,358
Tranche B Term Loan 04/23/19	4.000%	1,939,043	1,872,398
TransUnion LLC Term Loan(a)(b) 04/09/21	4.000%	3,498,562	3,446,959
Verint Systems, Inc. Tranche B Term Loan(a)(b) 09/06/19	3.500%	1,281,292	1,272,643
Zebra Technologies Corp. Term Loan(a)(b) 10/27/21	4.750%	2,000,000	2,010,000
Total			82,848,100
Transportation Services 0.9%
Avis Budget Car Rental LLC Tranche B Term Loan(a)(b) 03/15/19	3.000%	3,895,678	3,873,785

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Commercial Barge Line Co. 1st Lien Term Loan(a)(b) 09/22/19	7.500%	1,326,375	1,318,085
Hertz Corp. (The)(a)(b) Letter of Credit 03/11/18	3.750%	2,825,000	2,803,812
Tranche B-2 Term Loan 03/11/18	3.500%	476,599	469,331
Total			8,465,013
Wireless 0.9%
Arris Enterprises, Inc. Tranche B Term Loan(a)(b) 04/17/20	3.250%	1,005,229	996,856
Crown Castle Operating Co. Tranche B-2 Term Loan(a)(b) 01/31/21	3.000%	2,917,807	2,867,592
Telesat Canada Tranche B-2 Term Loan(a)(b) 03/28/19	3.500%	4,017,701	3,972,501
Total			7,836,949
Wirelines 1.7%
Alaska Communications Systems Holdings, Inc. Term Loan(a)(b) 10/21/16	6.250%	802,593	795,322
Integra Telecom Holdings, Inc.(a)(b) 2nd Lien Term Loan 02/21/20	9.750%	2,000,000	1,976,660
Tranche B Term Loan 02/22/19	5.250%	1,670,250	1,643,810
Level 3 Financing, Inc.(a)(b) Tranche B Term Loan 01/15/20	4.000%	3,000,000	2,971,260
Tranche B-3 Term Loan 08/01/19	4.000%	2,000,000	1,981,000
Southwire Co. LLC Term Loan(a)(b) 02/10/21	3.250%	1,612,813	1,559,719
Windstream Corp. Tranche B-5 Term Loan(a)(b) 08/08/19	3.500%	1,564,200	1,553,454
Zayo Group LLC Term Loan(a)(b) 07/02/19	4.000%	3,054,889	3,021,682
Total			15,502,907
Total Senior Loans (Cost: $859,657,272)			832,376,528

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Corporate Bonds & Notes 2.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.4%
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	3,131,000	3,291,464
Chemicals 0.1%
INEOS Group Holdings SA(j) 08/15/18	6.125%	1,000,000	965,000
Consumer Products 0.3%
Alphabet Holding Co., Inc. Senior Unsecured PIK 11/01/17	7.750%	3,181,000	2,759,517
Food and Beverage 0.2%
Dole Food Co, Inc. Senior Secured(j) 05/01/19	7.250%	2,000,000	2,007,500
Gaming 0.1%
Tunica-Biloxi Gaming Authority Senior Unsecured(c)(j) 11/15/15	9.000%	2,105,000	941,988
Health Care 0.6%
HCA, Inc. 10/01/18	8.000%	960,000	1,113,600
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	3,000,000	3,142,500
Physio-Control International, Inc. Senior Secured(j) 01/15/19	9.875%	661,000	705,617
Total			4,961,717
Independent Energy 0.2%
Linn Energy LLC/Finance Corp. 04/15/20	8.625%	2,000,000	1,580,000
Leisure 0.1%
AMC Entertainment, Inc. 12/01/20	9.750%	1,000,000	1,087,500
Media and Entertainment 0.3%
Radio One, Inc.(j) 02/15/20	9.250%	3,000,000	2,752,500
Other Industry 0.1%
General Cable Corp.(a) 04/01/15	2.630%	1,000,000	990,000

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Reynolds Group Issuer, Inc./LLC 05/15/18	8.500%	2,000,000	2,040,000
Retailers 0.3%
Jo-Ann Stores LLC Senior Unsecured(j) 03/15/19	8.125%	3,000,000	2,775,000
Total Corporate Bonds & Notes (Cost: $28,348,862)			26,152,186

Common Stocks 2.2%

Issuer	Shares	Value ($)
Consumer Discretionary 1.2%
Auto Components 0.1%
Delphi Automotive PLC	11,178	768,264
Automobiles —%
Dayco/Mark IV	2,545	91,196
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc.	1,071	2,856
Household Durables —%
Rhodes Companies LLC (The)(f)	109,053	32,716
Media 1.1%
Cengage Learning, Inc.	77,986	1,758,584
Cumulus Media, Inc. Class A(k)	44,666	155,438
HMH Publishers LLC(k)	18,619	400,309
Media News Group(k)	10,513	404,750
MGM Holdings II, Inc.(k)	68,207	5,027,436
Reader's Digest Association, Inc.(k)	26,729	1,406
Star Tribune Co. (The)(k)	1,098	34,038
Tribune Media Co.(k)	29,872	1,759,162
Tribune Publishing Co.	7,468	156,828
Total		9,697,951
Total Consumer Discretionary		10,592,983
Information Technology —%
Software —%
Physical Eagle Topco Ltd.(e)(f)(k)	194,303	—
Total Information Technology		—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 1.0%
Chemicals 0.9%
LyondellBasell Industries NV, Class A	106,857	8,451,320
Metals & Mining 0.1%
Aleris International, Inc.(k)	16,833	656,487
Total Materials		9,107,807
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(k)	15,044	391,596
Total Telecommunication Services		391,596
Total Common Stocks (Cost: $12,507,341)		20,092,386

Fixed-Income Funds 0.5%

	Shares	Value ($)
Floating Rate —%
Nuveen Floating Rate Income Fund	35,589	385,785
High Yield 0.3%
Blackstone/GSO Strategic Credit Fund	146,297	2,311,493

Fixed-Income Funds (continued)

	Shares	Value ($)
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	1,921,046
Total Fixed-Income Funds (Cost: $5,181,832)		4,618,324

Money Market Funds 2.3%

Columbia Short-Term Cash Fund, 0.118%(l)(m)	20,972,922	20,972,922
Total Money Market Funds (Cost: $20,972,922)		20,972,922
Total Investments (Cost: $926,668,229)		904,212,346
Other Assets & Liabilities, Net		3,870,024
Net Assets		908,082,370

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $4,969,093, which represents 0.55% of net assets.

(d)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(e)  Negligible market value.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $62,581, which represents 0.01% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Notes to Portfolio of Investments (continued)

(g)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $0. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co. Tranche B Term Loan 03/30/15 0.000%	12/23/2009 - 01/12/2015	751,053
ATI Acquisition Co. Term Loan 12/30/15 0.000%	12/23/2009 - 07/13/2012	497,832

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  At January 31, 2015, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Crown Americas LLC Tranche B Term Loan 10/22/21 0.000%	1,475,000

(j)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $10,147,605 or 1.12% of net assets.

(k)  Non-income producing.

(l)  The rate shown is the seven-day current annualized yield at January 31, 2015.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,840,768	155,712,710	(160,580,556)	20,972,922	10,150	20,972,922

Abbreviation Legend

PIK  Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Senior Loans
Building Materials	—	9,477,860	1,903,396		11,381,256
Cable and Satellite	—	21,721,616	3,417,390		25,139,006
Chemicals	—	44,988,128	12,920,780		57,908,908
Construction Machinery	—	4,327,996	1,511,040		5,839,036
Consumer Cyclical Services	—	18,616,650	1,628,497		20,245,147
Diversified Manufacturing	—	27,523,483	13,586,392		41,109,875
Electric	—	33,432,368	11,187,325		44,619,693
Environmental	—	12,659,715	2,637,119		15,296,834
Food and Beverage	—	34,628,393	2,405,756		37,034,149
Gaming	—	37,865,761	6,021,715		43,887,476
Leisure	—	22,113,224	6,682,836		28,796,060
Lodging	—	3,246,579	2,981,250		6,227,829
Media and Entertainment	—	48,270,110	2,004,865		50,274,975
Midstream	—	1,729,621	1,294		1,730,915
Other Industry	—	11,140,857	2,793,375		13,934,232
Packaging	—	26,590,322	3,665,763		30,256,085
Paper	—	—	3,114,940		3,114,940
Restaurants	—	5,918,586	380,362		6,298,948
Technology	—	78,743,220	4,104,880		82,848,100
Transportation Services	—	5,661,200	2,803,813		8,465,013
All Other Industries	—	297,968,051	—		297,968,051
Total Senior Loans	—	746,623,740	85,752,788		832,376,528
Bonds
Corporate Bonds & Notes	—	26,152,186	—		26,152,186
Total Bonds	—	26,152,186	—		26,152,186
Equity Securities
Common Stocks
Consumer Discretionary	2,839,692	6,881,478	871,813		10,592,983
Information Technology	—	—	0	(a)	0	(a)
Materials	8,451,320	—	656,487		9,107,807
Telecommunication Services	391,596	—	—		391,596
Total Equity Securities	11,682,608	6,881,478	1,528,300		20,092,386
Mutual Funds
Fixed-Income Funds	4,618,324	—	—		4,618,324
Money Market Funds	20,972,922	—	—		20,972,922
Total Mutual Funds	25,591,246	—	—		25,591,246
Total	37,273,854	779,657,404	87,281,088		904,212,346

(a) Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Portfolio of Investments (continued)

January 31, 2015

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Senior Loans	Common Stocks	Warrant	Total ($)
Balance as of July 31, 2014	58,205,620	2,002,338	217,563	60,425,521
Increase (decrease) in accrued discounts/premiums	46,368	—	—	46,368
Realized gain (loss)	330,822	(716,603)	(1,779,696)	(2,165,477)
Change in unrealized appreciation (depreciation)(a)	(3,222,377)	1,201,680	1,562,133	(458,564)
Sales	(28,064,562)	(952,689)	—	(29,017,251)
Purchases	1,007,500	—	—	1,007,500
Transfers into Level 3	68,917,432	—	—	68,917,432
Transfers out of Level 3	(11,468,015)	(6,426)	—	(11,474,441)
Balance as of January 31, 2015	85,752,788	1,528,300	—	87,281,088

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2015 was $(2,902,858), which is comprised of Senior Loans of $(3,003,079) and Common Stocks of $100,221.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stock classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $905,695,307)	$883,239,424
Affiliated issuers (identified cost $20,972,922)	20,972,922
Total investments (identified cost $926,668,229)	904,212,346
Cash	2,207,835
Receivable for:
Investments sold	2,184,101
Capital shares sold	3,078,592
Dividends	3,703
Interest	3,966,693
Expense reimbursement due from Investment Manager	524
Prepaid expenses	3,466
Other assets	19,695
Total assets	915,676,955
Liabilities
Payable for:
Investments purchased	174,542
Investments purchased on a delayed delivery basis	1,475,000
Capital shares purchased	2,667,889
Dividend distributions to shareholders	2,960,775
Investment management fees	14,302
Distribution and/or service fees	6,941
Transfer agent fees	134,131
Administration fees	1,685
Compensation of board members	43,238
Other expenses	116,082
Total liabilities	7,594,585
Net assets applicable to outstanding capital stock	$908,082,370
Represented by
Paid-in capital	$998,018,899
Undistributed net investment income	167,965
Accumulated net realized loss	(67,648,611)
Unrealized appreciation (depreciation) on:
Investments	(22,455,883)
Total — representing net assets applicable to outstanding capital stock	$908,082,370

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$565,088,808
Shares outstanding	63,057,885
Net asset value per share	$8.96
Maximum offering price per share(a)	$9.24
Class B
Net assets	$4,363,676
Shares outstanding	486,635
Net asset value per share	$8.97
Class C
Net assets	$105,804,278
Shares outstanding	11,804,397
Net asset value per share	$8.96
Class I
Net assets	$71,466,139
Shares outstanding	7,976,833
Net asset value per share	$8.96
Class K
Net assets	$15,556
Shares outstanding	1,733
Net asset value per share	$8.98
Class R
Net assets	$3,807,050
Shares outstanding	424,405
Net asset value per share	$8.97
Class R4
Net assets	$9,022,117
Shares outstanding	1,008,576
Net asset value per share	$8.95
Class R5
Net assets	$41,748,627
Shares outstanding	4,641,706
Net asset value per share	$8.99
Class W
Net assets	$2,430
Shares outstanding	271
Net asset value per share	$8.97
Class Z
Net assets	$106,763,689
Shares outstanding	11,930,400
Net asset value per share	$8.95

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$669,903
Dividends — affiliated issuers	10,150
Interest	24,099,121
Foreign taxes withheld	(87,647)
Total income	24,691,527
Expenses:
Investment management fees	2,880,524
Distribution and/or service fees
Class A	790,178
Class B	28,634
Class C	592,268
Class R	8,756
Class W	3
Transfer agent fees
Class A	405,991
Class B	3,679
Class C	76,083
Class K	6
Class R	2,251
Class R4	5,915
Class R5	10,753
Class W	2
Class Z	77,487
Administration fees	338,420
Plan administration fees
Class K	29
Compensation of board members	11,803
Custodian fees	86,916
Printing and postage fees	48,442
Registration fees	85,575
Professional fees	23,521
Other	10,800
Total expenses	5,488,036
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(69,466)
Total net expenses	5,418,570
Net investment income	19,272,957
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,482,724)
Foreign currency translations	(866)
Net realized loss	(3,483,590)
Net change in unrealized appreciation (depreciation) on:
Investments	(27,341,353)
Net change in unrealized depreciation	(27,341,353)
Net realized and unrealized loss	(30,824,943)
Net decrease in net assets from operations	$(11,551,986)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$19,272,957	$40,138,045
Net realized gain (loss)	(3,483,590)	2,996,388
Net change in unrealized appreciation (depreciation)	(27,341,353)	2,316,249
Net increase (decrease) in net assets resulting from operations	(11,551,986)	45,450,682
Distributions to shareholders
Net investment income
Class A	(12,213,425)	(25,782,046)
Class B	(88,603)	(238,302)
Class C	(1,847,146)	(3,556,401)
Class I	(1,526,365)	(3,126,722)
Class K	(458)	(1,671)
Class R	(64,436)	(51,609)
Class R4	(190,060)	(282,348)
Class R5	(900,952)	(2,389,001)
Class W	(47)	(140)
Class Z	(2,485,638)	(4,503,592)
Total distributions to shareholders	(19,317,130)	(39,931,832)
Increase (decrease) in net assets from capital stock activity	(170,143,808)	172,158,272
Total increase (decrease) in net assets	(201,012,924)	177,677,122
Net assets at beginning of period	1,109,095,294	931,418,172
Net assets at end of period	$908,082,370	$1,109,095,294
Undistributed net investment income	$167,965	$212,138

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,886,243	44,517,683	38,164,588	351,583,818
Distributions reinvested	1,271,924	11,562,011	2,637,070	24,343,793
Redemptions	(18,550,272)	(168,741,739)	(26,811,611)	(247,712,229)
Net increase (decrease)	(12,392,105)	(112,662,045)	13,990,047	128,215,382
Class B shares
Subscriptions	16,049	146,574	226,283	2,084,443
Distributions reinvested	9,451	86,025	25,215	232,877
Redemptions(a)	(271,554)	(2,463,454)	(460,735)	(4,257,761)
Net decrease	(246,054)	(2,230,855)	(209,237)	(1,940,441)
Class C shares
Subscriptions	761,792	6,949,963	6,574,142	60,579,710
Distributions reinvested	178,771	1,624,968	335,421	3,097,497
Redemptions	(2,913,519)	(26,463,886)	(3,586,108)	(33,136,440)
Net increase (decrease)	(1,972,956)	(17,888,955)	3,323,455	30,540,767
Class I shares
Subscriptions	—	—	1,660,605	15,329,688
Distributions reinvested	168,056	1,526,312	336,916	3,107,615
Redemptions	(13,218)	(119,682)	(4,819,951)	(44,397,882)
Net increase (decrease)	154,838	1,406,630	(2,822,430)	(25,960,579)
Class K shares
Distributions reinvested	45	411	154	1,424
Redemptions	(1,189)	(10,803)	(5,789)	(53,453)
Net decrease	(1,144)	(10,392)	(5,635)	(52,029)
Class R shares
Subscriptions	227,930	2,084,344	223,384	2,065,615
Distributions reinvested	4,879	44,270	2,899	26,814
Redemptions	(71,063)	(642,076)	(60,433)	(557,227)
Net increase	161,746	1,486,538	165,850	1,535,202
Class R4 shares
Subscriptions	159,576	1,454,928	1,301,523	11,966,114
Distributions reinvested	20,907	189,647	30,616	282,257
Redemptions	(230,053)	(2,096,265)	(285,165)	(2,622,787)
Net increase (decrease)	(49,570)	(451,690)	1,046,974	9,625,584

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	1,062,312	9,676,434	4,238,998	39,251,147
Distributions reinvested	98,786	900,952	256,429	2,375,277
Redemptions	(1,419,657)	(12,975,271)	(6,265,675)	(58,127,887)
Net decrease	(258,559)	(2,397,885)	(1,770,248)	(16,501,463)
Class W shares
Distributions reinvested	—	—	1	7
Redemptions	—	—	(227)	(2,098)
Net increase (decrease)	—	—	(226)	(2,091)
Class Z shares
Subscriptions	2,916,157	26,632,701	12,266,726	113,130,376
Distributions reinvested	207,987	1,887,282	379,994	3,502,919
Redemptions	(7,228,081)	(65,915,137)	(7,586,549)	(69,935,355)
Net increase (decrease)	(4,103,937)	(37,395,154)	5,060,171	46,697,940
Total net increase (decrease)	(18,707,741)	(170,143,808)	18,778,721	172,158,272

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,
Class A	(Unaudited)		2014		2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.24		$9.20		$8.90	$8.96		$8.54	$7.93
Income from investment operations:
Net investment income	0.18		0.33		0.36	0.42		0.41	0.41
Net realized and unrealized gain (loss)	(0.28)		0.04		0.31	(0.05)		0.41	0.62
Total from investment operations	(0.10)		0.37		0.67	0.37		0.82	1.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.33)		(0.37)	(0.43)		(0.40)	(0.42)
Total distributions to shareholders	(0.18)		(0.33)		(0.37)	(0.43)		(0.40)	(0.42)
Net asset value, end of period	$8.96		$9.24		$9.20	$8.90		$8.96	$8.54
Total return	(1.13%)		4.10%		7.60%	4.36%		9.65%	13.18%
Ratios to average net assets(a)
Total gross expenses	1.07	%(b)	1.07%		1.11%	1.14	%(c)	1.10%	1.13%
Total net expenses(d)	1.06	%(b)	1.06	%(e)	1.09%	1.11	%(c)(e)	1.08%	1.08%
Net investment income	3.86	%(b)	3.62%		3.92%	4.73%		4.59%	4.82%
Supplemental data
Net assets, end of period (in thousands)	$565,089		$697,138		$565,254	$337,242		$419,157	$226,172
Portfolio turnover	7%		57%		85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class B	(Unaudited)		2014		2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.25		$9.20		$8.91	$8.97		$8.54	$7.94
Income from investment operations:
Net investment income	0.14		0.26		0.29	0.35		0.34	0.34
Net realized and unrealized gain (loss)	(0.28)		0.05		0.30	(0.04)		0.42	0.62
Total from investment operations	(0.14)		0.31		0.59	0.31		0.76	0.96
Less distributions to shareholders:
Net investment income	(0.14)		(0.26)		(0.30)	(0.37)		(0.33)	(0.36)
Total distributions to shareholders	(0.14)		(0.26)		(0.30)	(0.37)		(0.33)	(0.36)
Net asset value, end of period	$8.97		$9.25		$9.20	$8.91		$8.97	$8.54
Total return	(1.50%)		3.43%		6.68%	3.57%		8.95%	12.19%
Ratios to average net assets(a)
Total gross expenses	1.82	%(b)	1.82%		1.86%	1.90	%(c)	1.85%	1.90%
Total net expenses(d)	1.81	%(b)	1.81	%(e)	1.84%	1.86	%(c)(e)	1.83%	1.84%
Net investment income	3.10	%(b)	2.86%		3.19%	4.00%		3.86%	4.02%
Supplemental data
Net assets, end of period (in thousands)	$4,364		$6,774		$8,668	$7,287		$11,337	$9,928
Portfolio turnover	7%		57%		85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class C	(Unaudited)		2014		2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.24		$9.20		$8.91	$8.96		$8.54	$7.93
Income from investment operations:
Net investment income	0.14		0.26		0.29	0.35		0.34	0.34
Net realized and unrealized gain (loss)	(0.28)		0.04		0.30	(0.03)		0.41	0.63
Total from investment operations	(0.14)		0.30		0.59	0.32		0.75	0.97
Less distributions to shareholders:
Net investment income	(0.14)		(0.26)		(0.30)	(0.37)		(0.33)	(0.36)
Total distributions to shareholders	(0.14)		(0.26)		(0.30)	(0.37)		(0.33)	(0.36)
Net asset value, end of period	$8.96		$9.24		$9.20	$8.91		$8.96	$8.54
Total return	(1.50%)		3.32%		6.68%	3.68%		8.84%	12.34%
Ratios to average net assets(a)
Total gross expenses	1.82	%(b)	1.82%		1.85%	1.89	%(c)	1.85%	1.89%
Total net expenses(d)	1.81	%(b)	1.81	%(e)	1.84%	1.86	%(c)(e)	1.83%	1.83%
Net investment income	3.11	%(b)	2.87%		3.14%	3.96%		3.83%	4.01%
Supplemental data
Net assets, end of period (in thousands)	$105,804		$127,321		$96,164	$45,449		$52,578	$21,210
Portfolio turnover	7%		57%		85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class I	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.24		$9.20	$8.90	$8.96		$8.54	$7.93
Income from investment operations:
Net investment income	0.19		0.37	0.39	0.45		0.44	0.43
Net realized and unrealized gain (loss)	(0.28)		0.04	0.31	(0.04)		0.41	0.63
Total from investment operations	(0.09)		0.41	0.70	0.41		0.85	1.06
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)	(0.40)	(0.47)		(0.43)	(0.45)
Total distributions to shareholders	(0.19)		(0.37)	(0.40)	(0.47)		(0.43)	(0.45)
Net asset value, end of period	$8.96		$9.24	$9.20	$8.90		$8.96	$8.54
Total return	(0.95%)		4.48%	8.00%	4.75%		10.02%	13.55%
Ratios to average net assets(a)
Total gross expenses	0.69	%(b)	0.69%	0.71%	0.73	%(c)	0.77%	0.79%
Total net expenses(d)	0.69	%(b)	0.69%	0.71%	0.73	%(c)	0.74%	0.75%
Net investment income	4.23	%(b)	3.97%	4.30%	5.09%		5.00%	5.15%
Supplemental data
Net assets, end of period (in thousands)	$71,466		$72,256	$97,880	$62,786		$82,844	$101,982
Portfolio turnover	7%		57%	85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class K	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.26		$9.21	$8.92	$8.97		$8.56	$7.95
Income from investment operations:
Net investment income	0.18		0.34	0.37	0.42		0.42	0.40
Net realized and unrealized gain (loss)	(0.28)		0.05	0.29	(0.03)		0.40	0.63
Total from investment operations	(0.10)		0.39	0.66	0.39		0.82	1.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)	(0.37)	(0.44)		(0.41)	(0.42)
Total distributions to shareholders	(0.18)		(0.34)	(0.37)	(0.44)		(0.41)	(0.42)
Net asset value, end of period	$8.98		$9.26	$9.21	$8.92		$8.97	$8.56
Total return	(1.09%)		4.28%	7.55%	4.56%		9.62%	13.19%
Ratios to average net assets(a)
Total gross expenses	0.99	%(b)	0.98%	1.01%	1.03	%(c)	1.07%	1.09%
Total net expenses(d)	0.99	%(b)	0.98%	1.01%	1.02	%(c)	1.04%	1.05%
Net investment income	3.90	%(b)	3.66%	4.04%	4.83%		4.67%	4.75%
Supplemental data
Net assets, end of period (in thousands)	$16		$27	$78	$129		$137	$178
Portfolio turnover	7%		57%	85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R	(Unaudited)		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$9.25		$9.21		$8.91	$8.97		$8.64
Income from investment operations:
Net investment income	0.17		0.31		0.33	0.38		0.32
Net realized and unrealized gain (loss)	(0.28)		0.04		0.31	(0.03)		0.32
Total from investment operations	(0.11)		0.35		0.64	0.35		0.64
Less distributions to shareholders:
Net investment income	(0.17)		(0.31)		(0.34)	(0.41)		(0.31)
Total distributions to shareholders	(0.17)		(0.31)		(0.34)	(0.41)		(0.31)
Net asset value, end of period	$8.97		$9.25		$9.21	$8.91		$8.97
Total return	(1.24%)		3.84%		7.33%	4.11%		7.47%
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)	1.33%		1.36%	1.39	%(d)	1.33	%(c)
Total net expenses(e)	1.31	%(c)	1.31	%(f)	1.34%	1.36	%(d)(f)	1.33	%(c)
Net investment income	3.64	%(c)	3.40%		3.64%	4.38%		4.23	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,807		$2,429		$891	$237		$96
Portfolio turnover	7%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.22		$9.18		$9.11
Income from investment operations:
Net investment income	0.19		0.36		0.14
Net realized and unrealized gain (loss)	(0.27)		0.03		0.08
Total from investment operations	(0.08)		0.39		0.22
Less distributions to shareholders:
Net investment income	(0.19)		(0.35)		(0.15)
Total distributions to shareholders	(0.19)		(0.35)		(0.15)
Net asset value, end of period	$8.95		$9.22		$9.18
Total return	(0.90%)		4.36%		2.43%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%		0.85	%(c)
Total net expenses(d)	0.81	%(c)	0.81	%(e)	0.84	%(c)
Net investment income	4.12	%(c)	3.89%		3.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,022		$9,759		$103
Portfolio turnover	7%		57%		85%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.27		$9.23	$8.93	$8.99		$8.56	$7.95
Income from investment operations:
Net investment income	0.19		0.36	0.35	0.44		0.44	0.43
Net realized and unrealized gain (loss)	(0.28)		0.04	0.35	(0.04)		0.41	0.62
Total from investment operations	(0.09)		0.40	0.70	0.40		0.85	1.05
Less distributions to shareholders:
Net investment income	(0.19)		(0.36)	(0.40)	(0.46)		(0.42)	(0.44)
Total distributions to shareholders	(0.19)		(0.36)	(0.40)	(0.46)		(0.42)	(0.44)
Net asset value, end of period	$8.99		$9.27	$9.23	$8.93		$8.99	$8.56
Total return	(0.96%)		4.43%	7.93%	4.70%		9.98%	13.47%
Ratios to average net assets(a)
Total gross expenses	0.74	%(b)	0.74%	0.76%	0.79	%(c)	0.81%	0.87%
Total net expenses(d)	0.74	%(b)	0.74%	0.76%	0.79	%(c)	0.79%	0.80%
Net investment income	4.18	%(b)	3.93%	3.95%	5.04%		4.94%	5.10%
Supplemental data
Net assets, end of period (in thousands)	$41,749		$45,445	$61,580	$5		$5	$5
Portfolio turnover	7%		57%	85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class W	(Unaudited)		2014		2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$9.24		$9.20		$8.91	$8.96		$8.54	$7.93
Income from investment operations:
Net investment income	0.18		0.34		0.36	0.41		0.41	0.39
Net realized and unrealized gain (loss)	(0.27)		0.03		0.30	(0.03)		0.41	0.63
Total from investment operations	(0.09)		0.37		0.66	0.38		0.82	1.02
Less distributions to shareholders:
Net investment income	(0.18)		(0.33)		(0.37)	(0.43)		(0.40)	(0.41)
Total distributions to shareholders	(0.18)		(0.33)		(0.37)	(0.43)		(0.40)	(0.41)
Net asset value, end of period	$8.97		$9.24		$9.20	$8.91		$8.96	$8.54
Total return	(1.03%)		4.10%		7.49%	4.47%		9.65%	13.05%
Ratios to average net assets(a)
Total gross expenses	1.07	%(b)	1.05%		1.10%	1.18	%(c)	1.11%	1.26%
Total net expenses(d)	1.06	%(b)	1.05	%(e)	1.09%	1.11	%(c)	1.09%	1.20%
Net investment income	3.94	%(b)	3.63%		3.95%	4.72%		4.63%	4.70%
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$5	$4		$4	$4
Portfolio turnover	7%		57%		85%	42%		69%	68%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Z	(Unaudited)		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$9.23		$9.18		$8.89	$8.95		$8.63
Income from investment operations:
Net investment income	0.19		0.36		0.38	0.43		0.35
Net realized and unrealized gain (loss)	(0.28)		0.04		0.30	(0.04)		0.32
Total from investment operations	(0.09)		0.40		0.68	0.39		0.67
Less distributions to shareholders:
Net investment income	(0.19)		(0.35)		(0.39)	(0.45)		(0.35)
Total distributions to shareholders	(0.19)		(0.35)		(0.39)	(0.45)		(0.35)
Net asset value, end of period	$8.95		$9.23		$9.18	$8.89		$8.95
Total return	(1.00%)		4.47%		7.75%	4.63%		7.80%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%		0.86%	0.89	%(d)	0.82	%(c)
Total net expenses(e)	0.81	%(c)	0.81	%(f)	0.84%	0.85	%(d)(f)	0.82	%(c)
Net investment income	4.11	%(c)	3.87%		4.16%	4.92%		4.76	%(c)
Supplemental data
Net assets, end of period (in thousands)	$106,764		$147,944		$100,795	$41,450		$67,558
Portfolio turnover	7%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the

Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.57% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,337.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.13
Class Z	0.13

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,215,000 and $617,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $117,960 for Class A, $335 for Class B and $8,092 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through November 30, 2015
Class A	1.06%
Class B	1.81
Class C	1.81
Class I	0.71
Class K	1.01
Class R	1.31
Class R4	0.81
Class R5	0.76
Class W	1.06
Class Z	0.81

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.05% for Class A, 1.80% for Class B, 1.80% for Class C, 0.70% for Class I, 1.00% for Class K, 1.30% for Class R, 0.80% for Class R4, 0.75% for Class R5, 1.05% for Class W and 0.80% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $926,668,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,502,000
Unrealized depreciation	(34,958,000)
Net unrealized depreciation	$(22,456,000)

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	28,593,376
2018	35,398,330
Total	63,991,706

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $71,042,750 and $268,847,647, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 67.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Credit risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Floating Rate Loan Risk

The Fund invests in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the these loans include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall; however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on Fund performance and net asset value per share. The floating rate loans in which the Fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities. Rating agencies assign credit ratings to certain loans to indicate their credit risk. Lower quality or unrated loans held by the Fund may present increased credit risk as compared to higher-rated loans.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Columbia Floating Rate Fund (the "Fund") is one of several defendants to a bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al. (the "Lawsuit"), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the "Bankruptcy Court"). The Fund and several other defendants (together the "Senior Transeastern Defendants") were lenders to parties involved in a joint venture with TOUSA, Inc. ("TOUSA") on a $450 million Credit Agreement dated as of August 1, 2005 (the "Credit Agreement"). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the "Transeastern Litigation"). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA's subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA ("Committee") filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court's decision to the District Court for the Southern District of Florida (the "District Court"). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court

Semiannual Report 2015

Columbia Floating Rate Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

clerk of court. On February 11, 2011, the District Court entered an opinion and order quashing the Bankruptcy Court's decision as it relates to the liability of the Senior Transeastern Defendants and ordering that "[t]he Bankruptcy Court's imposition of remedies as to the [Senior Transeastern Defendants] is null and void." On March 8, 2011, the Committee appealed the District Court's order to the Eleventh Circuit Court of Appeals. On May 15, 2012, the Eleventh Circuit issued an order reversing the decision of the District Court. A petition for rehearing by the entire panel of the Eleventh Circuit was filed and denied. The District Court will now review and decide several remaining appeal issues. An initial hearing is scheduled for November 20, 2014.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

Columbia Floating Rate Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Floating Rate Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR149_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia AMT-Free Tax-Exempt Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	29
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia AMT-Free Tax-Exempt Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) Class A shares returned 5.91% excluding sales charges for the six-month period that ended January 31, 2015. Class Z shares of the Fund returned 6.04% for the same time period.

>  The Fund's benchmark, the Barclays Municipal Bond Index, returned 4.52% for the six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/24/76
Excluding sales charges		5.91	11.53	6.62	4.83
Including sales charges		2.82	8.18	5.95	4.51
Class B	03/20/95
Excluding sales charges		5.50	10.68	5.76	4.04
Including sales charges		0.50	5.68	5.44	4.04
Class C	06/26/00
Excluding sales charges		5.76	10.95	5.88	4.07
Including sales charges		4.76	9.95	5.88	4.07
Class R4*	03/19/13	6.04	11.80	6.71	4.87
Class R5*	12/11/13	6.30	12.09	6.73	4.88
Class Z*	09/27/10	6.04	11.80	6.80	4.91
Barclays Municipal Bond Index		4.52	8.86	5.42	4.82

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at January 31, 2015)
Illinois	24.8
California	13.2
Wisconsin	6.8
Texas	6.4
Minnesota	5.0
Missouri	3.9
Colorado	3.1
New York	3.0
Washington	2.9
Pennsylvania	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at January 31, 2015)
AAA rating	0.9
AA rating	17.1
A rating	40.1
BBB rating	27.2
BB rating	3.4
Not rated	11.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Catherine Stienstra

Semiannual Report 2015
3

Columbia AMT-Free Tax-Exempt Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.10	1,021.01	4.18	4.10	0.81
Class B	1,000.00	1,000.00	1,055.00	1,017.25	8.04	7.89	1.56
Class C	1,000.00	1,000.00	1,057.60	1,017.25	8.05	7.89	1.56
Class R4	1,000.00	1,000.00	1,060.40	1,022.26	2.89	2.84	0.56
Class R5	1,000.00	1,000.00	1,063.00	1,022.26	2.90	2.84	0.56
Class Z	1,000.00	1,000.00	1,060.40	1,022.26	2.89	2.84	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 100.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
County of Jefferson Revenue Bonds Series 2004A 01/01/23	5.250%	1,500,000	1,518,750
Alaska 1.0%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	3,665,000	4,100,182
10/01/41	7.750%	2,000,000	2,238,680
Total			6,338,862
Arizona 1.3%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	1,900,000	2,081,507
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	2,225,000	2,542,708
Queen Creek Improvement District No. 1 Special Assessment Bonds Series 2006 01/01/19	5.000%	755,000	768,794
01/01/20	5.000%	580,000	590,596
01/01/21	5.000%	1,000,000	1,018,270
University Medical Center Corp. Revenue Bonds Series 2009 07/01/39	6.500%	1,000,000	1,181,980
Total			8,183,855
California 13.4%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012 07/01/47	5.000%	4,100,000	4,563,833
California State Public Works Board Revenue Bonds Judicial Council Projects Series 2011D 12/01/31	5.000%	5,000,000	5,845,850
Various Capital Projects Series 2012A 04/01/37	5.000%	650,000	750,958

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State University Revenue Bonds Systemwide Series 2009A 11/01/29	5.250%	3,000,000	3,509,520
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006 05/15/38	5.000%	2,500,000	2,559,575
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/33	6.250%	1,155,000	1,394,466
Series 2014A 01/15/46	5.750%	4,250,000	5,022,863
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/24	5.000%	1,900,000	2,223,779
07/01/29	5.000%	1,200,000	1,393,740
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008 12/01/39	6.250%	1,500,000	1,812,630
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,741,995
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	584,790
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/41	7.000%	2,000,000	2,461,680
State of California Unlimited General Obligation Bonds Series 2010 11/01/30	5.250%	1,000,000	1,192,530
Various Purpose Series 2007 12/01/32	5.000%	2,000,000	2,225,500
06/01/37	5.000%	1,235,000	1,343,964
12/01/37	5.000%	3,000,000	3,320,430
Series 2009 04/01/31	5.750%	15,000,000	17,693,550
Series 2010 03/01/30	5.250%	1,000,000	1,176,520
03/01/33	6.000%	5,625,000	6,968,925

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012 04/01/35	5.250%	4,500,000	5,379,210
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	5,550,000	5,922,794
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	2,000	2,008
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	2,370,000	2,520,779
Total			81,611,889
Colorado 3.1%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/22	4.950%	790,000	784,383
12/01/26	5.000%	395,000	386,278
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Pinnacle Charter School Building Series 2013 06/01/29	5.000%	700,000	800,331
Colorado Educational & Cultural Facilities Authority(a) Improvement Refunding Revenue Bonds Skyview Charter School Series 2014 07/01/44	5.375%	750,000	803,175
07/01/49	5.500%	700,000	749,007
Colorado Health Facilities Authority Revenue Bonds Health Facilities Evangelical Lutheran Series 2005 06/01/23	5.250%	500,000	524,705
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	10,325,000	11,887,586
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/30	5.750%	1,500,000	1,622,970
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	735,000	752,324
12/15/37	5.500%	820,000	834,973
Total			19,145,732
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A 10/01/29	5.000%	1,515,000	1,696,527
District of Columbia Revenue Bonds KIPP Charter School Series 2013 07/01/48	6.000%	300,000	352,839
Total			2,049,366
Florida 2.7%
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015(b) 11/15/45	5.000%	5,000,000	5,715,050
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A(a) 06/15/34	5.875%	415,000	428,861
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC)(c) 04/01/20	0.000%	4,360,000	3,817,398
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012 06/01/36	5.000%	250,000	273,660
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010 11/15/33	5.500%	5,000,000	5,648,450
Sinai Residences of Boca Raton Series 2014 06/01/21	6.000%	550,000	606,788
Total			16,490,207
Georgia 2.6%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC) 08/01/25	5.200%	2,665,000	3,222,358

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	6,986,063
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	5,000,000	5,658,250
Total			15,866,671
Hawaii 0.7%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	1,500,000	1,689,435
Series 2010B 07/01/30	5.625%	280,000	329,988
07/01/40	5.750%	370,000	432,219
State of Hawaii Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/37	5.250%	705,000	789,995
Revenue Bonds Hawaii Pacific University Series 2013A 07/01/33	6.625%	655,000	746,818
Total			3,988,455
Idaho 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/44	8.000%	1,365,000	1,479,496
10/01/49	8.125%	1,635,000	1,780,401
Total			3,259,897
Illinois 25.0%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2013B 01/01/35	5.250%	3,000,000	3,468,030
Series 2014B 01/01/35	5.000%	5,000,000	5,752,050
Chicago O'Hare International Airport Revenue Bonds Customer Facility Charge Senior Lien Series 2013 01/01/43	5.750%	2,285,000	2,631,018

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
General 3rd Lien Series 2011A 01/01/39	5.750%	1,820,000	2,153,442
City of Chicago Wastewater Transmission Revenue Bonds 2nd Lien Series 2012 01/01/25	5.000%	5,000,000	5,820,700
01/01/42	5.000%	5,000,000	5,594,050
Series 2014 01/01/34	5.000%	1,000,000	1,148,730
01/01/39	5.000%	2,000,000	2,279,040
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012 11/01/31	5.000%	2,000,000	2,282,200
Revenue Bonds 2nd Lien Series 2014 11/01/44	5.000%	650,000	745,563
City of Chicago Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	720,000	754,934
Unlimited General Obligation Bonds Project Series 2011A 01/01/35	5.250%	2,500,000	2,665,900
01/01/40	5.000%	5,000,000	5,207,550
Series 2012A 01/01/33	5.000%	5,000,000	5,277,800
Series 2008A 01/01/22	5.250%	2,310,000	2,478,953
Series 2009C 01/01/40	5.000%	2,500,000	2,587,950
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/35	5.000%	1,000,000	1,065,870
01/01/36	5.000%	5,000,000	5,321,650
Illinois Finance Authority Prerefunded 05/01/19 Revenue Bonds Rush University Medical Center Series 2009C 11/01/39	6.625%	2,150,000	2,655,314
Prerefunded 08/01/17 Revenue Bonds Sherman Health System Series 2007A 08/01/37	5.500%	7,700,000	8,608,908
Refunding Revenue Bonds Swedish Covenant Series 2010A 08/15/38	6.000%	2,475,000	2,837,439

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	3,000,000	3,559,200
Riverside Health System Series 2009 11/15/35	6.250%	1,000,000	1,181,190
Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	10,700,000	12,675,113
Illinois Finance Authority(b) Refunding Revenue Bonds Rush University Medical Center Series 2015A 11/15/38	5.000%	1,485,000	1,740,494
Illinois Finance Authority(c) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	13,745,000	12,736,254
Illinois State Toll Highway Authority Revenue Bonds Series 2014C 01/01/37	5.000%	5,000,000	5,852,350
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015D(b) 01/01/35	5.000%	1,850,000	2,131,367
Metropolitan Pier & Exposition Authority Revenue Bonds McCormick Place Project Series 2012B 12/15/28	5.000%	5,000,000	5,812,050
Metropolitan Pier & Exposition Authority(c) Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC) 06/15/21	0.000%	1,870,000	1,709,012
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	5,988,050
State of Illinois Unlimited General Obligation Bonds Series 2012 03/01/34	5.000%	2,000,000	2,151,660
Series 2013 07/01/25	5.500%	2,850,000	3,345,358
07/01/26	5.500%	1,955,000	2,280,625
07/01/33	5.500%	5,000,000	5,723,650
07/01/38	5.500%	875,000	995,479
Series 2013A (AGM) 04/01/27	5.000%	3,000,000	3,376,800

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014 02/01/33	5.250%	3,000,000	3,343,560
05/01/39	5.000%	1,325,000	1,437,228
University of Illinois Refunding Revenue Bonds Series 2015A(b) 04/01/31	4.000%	5,000,000	5,340,250
Total			152,716,781
Indiana 0.7%
Indiana Finance Authority Refunding Revenue Bonds Sisters of St. Francis Health Series 2008 11/01/32	5.375%	1,000,000	1,129,840
Revenue Bonds Parkview Health System Series 2009A 05/01/31	5.750%	1,000,000	1,145,960
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	1,050,000	1,083,632
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(a) 09/01/37	5.700%	1,050,000	1,104,001
Total			4,463,433
Iowa 2.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/39	5.125%	2,425,000	2,271,231
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/27	5.000%	1,000,000	1,018,920
09/01/32	5.500%	1,500,000	1,554,900
09/01/43	5.750%	830,000	860,320
Revenue Bonds Genesis Health System Series 2013 07/01/33	5.000%	5,000,000	5,711,050
Iowa Fertilizer Co. Project Series 2013 12/01/25	5.250%	3,000,000	3,314,280
Total			14,730,701

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 1.2%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health System Series 2010B 03/01/40	6.375%	1,700,000	1,997,381
Revenue Bonds Baptist Healthcare System Series 2009A 08/15/27	5.625%	1,000,000	1,127,730
Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	800,000	874,280
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	2,950,000	3,482,564
Total			7,481,955
Louisiana 2.2%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011 07/01/36	6.000%	4,000,000	4,407,640
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	1,750,000	2,124,920
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	4,600,000	5,367,050
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(d) 12/01/40	4.000%	1,600,000	1,758,560
Total			13,658,170
Maryland 1.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008 06/01/33	5.750%	400,000	442,760
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008 01/01/33	5.750%	875,000	961,573

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority(b) Refunding Revenue Bonds MedStar Health, Inc. Series 2015 08/15/38	5.000%	4,000,000	4,674,040
Peninsula Regional Medical Center Series 2015 07/01/45	5.000%	2,000,000	2,317,160
Total			8,395,533
Massachusetts 0.5%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC) 01/01/27	5.500%	500,000	645,410
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E 07/15/37	5.000%	2,200,000	2,265,010
Total			2,910,420
Michigan 0.8%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	1,700,000	1,871,870
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A 07/01/41	5.250%	1,500,000	1,632,615
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A 07/01/47	5.000%	505,000	578,518
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-6 07/01/33	5.000%	430,000	480,632
Total			4,563,635
Minnesota 4.9%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010 12/01/26	5.750%	2,000,000	2,102,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007 05/01/22	5.000%	2,605,000	2,796,754
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/23	6.375%	1,000,000	1,182,660
11/15/32	6.750%	1,000,000	1,194,980
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007 10/01/47	6.500%	5,000,000	5,357,300
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	2,350,000	2,738,244
Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/30	5.750%	800,000	898,944
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC) 04/01/27	5.450%	432,093	439,836
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2 10/01/40	6.000%	2,250,000	2,563,223
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	1,000,000	1,111,030
03/01/40	6.500%	700,000	781,837
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/22	5.250%	1,185,000	1,260,425
05/15/36	5.250%	2,180,000	2,289,414
Healtheast Project Series 2005 11/15/30	6.000%	5,000,000	5,181,550
Total			29,899,077

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.3%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	1,250,000	1,358,500
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC) 12/01/37	5.850%	600,000	641,190
Total			1,999,690
Missouri 3.9%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010 05/01/38	6.650%	5,000,000	5,539,800
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	695,000	743,490
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1 07/01/34	6.625%	5,000,000	5,950,150
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Lutheran Senior Services Series 2011 02/01/41	6.000%	650,000	736,541
Series 2014 02/01/44	5.000%	2,275,000	2,503,364
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	3,000,000	3,491,970
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011 05/01/31	5.250%	500,000	576,770
St. Louis County Industrial Development Authority Revenue Bonds Friendship Village Sunset Hills Series 2012 09/01/32	5.000%	1,120,000	1,240,490
09/01/42	5.000%	2,000,000	2,171,920
Series 2013A 09/01/23	5.000%	690,000	770,137
Total			23,724,632

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.7%
Douglas County Hospital Authority No. 2 Revenue Bonds Madonna Rehabilitation Hospital Series 2014 05/15/44	5.000%	4,350,000	4,889,269
Unrefunded Revenue Bonds Health Facilities-Children's Hospital Medical Center Series 2008 08/15/31	6.125%	1,275,000	1,402,360
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	3,500,000	3,938,620
Total			10,230,249
Nevada 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	2,600,000	2,888,886
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	4,250,000	4,854,223
Total			7,743,109
New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project-Provident Series 2010 06/01/31	5.750%	1,500,000	1,686,975
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A 08/01/32	6.375%	2,165,000	2,525,126
New York 3.1%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	1,500,000	1,795,185

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York Unrefunded Unlimited General Obligation Bonds Series 2006J-J1 06/01/25	5.000%	5,000	5,310
Metropolitan Transportation Authority Revenue Bonds Transportation Series 2006A 11/15/22	5.000%	2,500,000	2,708,575
Metropolitan Transportation Authority(c) Refunding Revenue Bonds Series 2012A 11/15/32	0.000%	2,605,000	1,486,543
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/23	5.000%	1,000,000	1,051,940
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/18	5.750%	4,520,000	4,920,743
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	5,000,000	5,944,650
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	650,000	764,823
Total			18,677,769
North Dakota 0.3%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/25	5.125%	1,500,000	1,540,245
Ohio 1.2%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	1,870,000	2,073,755

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A 11/01/35	6.625%	5,000,000	5,522,850
Total			7,596,605
Oregon 0.4%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/44	5.400%	525,000	566,123
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	1,500,000	1,767,405
Total			2,333,528
Pennsylvania 2.8%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women's Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC)(c) 10/01/17	0.000%	5,115,000	4,983,851
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014 07/01/46	5.000%	1,000,000	1,073,750
Lancaster County Hospital Authority Refunding Revenue Bonds Masonic Villages of the Grand Lodge of Pennsylvania Series 2015(b) 11/01/35	5.000%	700,000	812,014
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	1,000,000	1,106,880
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/43	6.000%	750,000	829,328
Shippensburg University Series 2011 10/01/31	6.000%	2,000,000	2,243,200
Pennsylvania Turnpike Commission Revenue Bonds Series 2014C 12/01/44	5.000%	2,500,000	2,916,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014 06/15/43	7.250%	750,000	846,247
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	700,000	820,043
Pocono Mountains Industrial Park Authority Revenue Bonds St. Luke's Hospital-Monroe Project Series 2015(b) 08/15/40	5.000%	1,450,000	1,676,664
Total			17,308,077
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunity Series 2006-51A 10/01/26	4.650%	1,230,000	1,233,506
04/01/33	4.850%	2,985,000	2,993,149
Total			4,226,655
South Carolina 1.4%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC) 01/01/21	6.250%	1,000,000	1,260,160
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/45	7.250%	1,315,000	1,471,998
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2014C 12/01/46	5.000%	5,000,000	5,818,700
Total			8,550,858
Texas 6.5%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	185,000	210,721
07/01/45	6.200%	1,100,000	1,285,009

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B(d) 04/01/45	6.125%	550,000	646,756
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/33	5.000%	1,000,000	1,121,300
Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	5,580,000	6,550,976
Central Texas Turnpike System(b) Refunding Revenue Bonds Series 2015C 08/15/42	5.000%	5,070,000	5,761,649
Central Texas Turnpike System(b)(c) Refunding Revenue Bonds Series 2015B 08/15/37	0.000%	2,000,000	782,260
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	2,000,000	2,263,060
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/31	5.500%	1,750,000	1,980,335
Series 2012 08/15/32	5.000%	580,000	642,489
08/15/42	5.000%	400,000	436,968
Series 2013 08/15/33	6.000%	260,000	317,728
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2011C 11/01/26	5.000%	3,000,000	3,513,000
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A 06/01/38	5.000%	1,500,000	1,646,610
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	2,200,000	2,730,244

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2011A 05/15/31	6.500%	500,000	624,660
North Texas Tollway Authority Refunding Revenue Bonds System-2nd Tier 01/01/31	5.000%	585,000	680,431
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/44	7.750%	500,000	579,710
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	800,000	959,112
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014 10/01/49	5.000%	750,000	814,042
Revenue Bonds Scott & White Healthcare Series 2013 08/15/33	5.000%	1,000,000	1,166,090
Stayton at Museum Way Series 2009A 11/15/44	8.250%	3,000,000	3,001,740
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,394,425
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	564,835
Total			39,674,150
Virginia 0.6%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	3,250,000	3,510,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.9%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D 07/01/22	5.000%	2,900,000	3,199,686
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,428,910
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	1,050,000	1,158,140
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/47	6.750%	3,000,000	3,304,800
Skyline at First Hill Project Series 2012 01/01/19	7.000%	1,150,000	1,257,812
Revenue Bonds Skyline at First Hill Project Series 2007A 01/01/38	5.625%	5,500,000	5,510,120
Total			17,859,468
West Virginia 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A(d) 12/01/38	5.375%	900,000	1,012,338
Wisconsin 6.9%
Public Finance Authority Revenue Bonds Rose Villa Project Series 2014A 11/15/49	6.000%	1,645,000	1,776,337
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	3,000,000	3,541,080
Wisconsin Health & Educational Facilities Authority Prerefunded 02/15/19 Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009 02/15/39	6.625%	5,300,000	6,500,450

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds ProHealth Care, Inc. Obligated Group Series 2015 08/15/39	5.000%	1,500,000	1,733,835
Wheaton Healthcare Series 2006B 08/15/25	5.125%	4,310,000	4,570,367
Revenue Bonds Aurora Health Care, Inc. Series 2010A 04/15/39	5.625%	1,400,000	1,581,678
Beaver Dam Community Hospitals Series 2013A 08/15/28	5.125%	3,375,000	3,740,040
Marshfield Clinic Series 2012B 02/15/32	5.000%	2,000,000	2,244,080
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	3,600,000	4,041,072
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,565,000	1,789,593
Riverview Hospital Association Series 2008 04/01/38	5.750%	6,000,000	6,600,060
ThedaCare, Inc. Series 2015 12/15/44	5.000%	1,275,000	1,470,292
Watertown Regional Medical Center Series 2012 09/01/42	5.000%	2,270,000	2,465,129
Total			42,054,013
Wyoming 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012 05/01/32	5.000%	1,000,000	1,127,790
Total Municipal Bonds (Cost: $540,246,846)			610,655,121

Municipal Bonds Held in Trust 0.8%

Massachusetts 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(a)(d)(e) 11/15/36	5.500%	4,000,000	4,676,800
Total Municipal Bonds Held in Trust (Cost: $4,146,050)			4,676,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Floating Rate Notes 0.1%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children's Health Care Facilities VRDN Series 2004A (AGM)(d) 08/15/34	0.020%	700,000	700,000
Total Floating Rate Notes (Cost: $700,000)			700,000
Total Investments (Cost: $545,092,896)			616,031,921
Other Assets & Liabilities, Net			(6,306,210)
Net Assets			609,725,711

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $7,761,844 or 1.27% of net assets.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Zero coupon bond.

(d)  Variable rate security.

(e)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	610,655,121	—	610,655,121
Municipal Bonds Held in Trust	—	4,676,800	—	4,676,800
Total Bonds	—	615,331,921	—	615,331,921
Short-Term Securities
Floating Rate Notes	—	700,000	—	700,000
Total Short-Term Securities	—	700,000	—	700,000
Total	—	616,031,921	—	616,031,921

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $545,092,896)	$616,031,921
Cash	15,048,481
Receivable for:
Investments sold	6,708,294
Capital shares sold	2,064,403
Interest	6,821,417
Expense reimbursement due from Investment Manager	514
Prepaid expenses	2,404
Other assets	19,735
Total assets	646,697,169
Liabilities
Short-term floating rate notes outstanding	3,000,000
Payable for:
Investments purchased on a delayed delivery basis	30,672,797
Capital shares purchased	1,131,913
Dividend distributions to shareholders	2,043,577
Investment management fees	6,826
Distribution and/or service fees	4,400
Transfer agent fees	29,328
Administration fees	1,151
Compensation of board members	47,775
Other expenses	33,691
Total liabilities	36,971,458
Net assets applicable to outstanding capital stock	$609,725,711
Represented by
Paid-in capital	$540,748,302
Undistributed net investment income	1,693,198
Accumulated net realized loss	(3,654,814)
Unrealized appreciation (depreciation) on:
Investments	70,939,025
Total — representing net assets applicable to outstanding capital stock	$609,725,711

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$570,729,456
Shares outstanding	137,409,459
Net asset value per share	$4.15
Maximum offering price per share(a)	$4.36
Class B
Net assets	$804,544
Shares outstanding	193,655
Net asset value per share	$4.15
Class C
Net assets	$17,654,375
Shares outstanding	4,248,790
Net asset value per share	$4.16
Class R4
Net assets	$545,034
Shares outstanding	131,501
Net asset value per share	$4.14
Class R5
Net assets	$454,126
Shares outstanding	109,508
Net asset value per share	$4.15
Class Z
Net assets	$19,538,176
Shares outstanding	4,714,895
Net asset value per share	$4.14

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends	$5
Interest	14,435,089
Total income	14,435,094
Expenses:
Investment management fees	1,198,706
Distribution and/or service fees
Class A	690,789
Class B	4,795
Class C	78,953
Transfer agent fees
Class A	192,108
Class B	335
Class C	5,469
Class R4	163
Class R5	60
Class Z	5,064
Administration fees	202,573
Compensation of board members	8,588
Custodian fees	2,477
Printing and postage fees	23,476
Registration fees	45,458
Professional fees	18,592
Interest expense	8,115
Other	7,538
Total expenses	2,493,259
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,622)
Total net expenses	2,409,637
Net investment income	12,025,457
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,682,690
Net realized gain	3,682,690
Net change in unrealized appreciation (depreciation) on:
Investments	18,291,425
Net change in unrealized appreciation	18,291,425
Net realized and unrealized gain	21,974,115
Net increase in net assets resulting from operations	$33,999,572

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014(a)
Operations
Net investment income	$12,025,457	$24,115,904
Net realized gain (loss)	3,682,690	(199,430)
Net change in unrealized appreciation	18,291,425	23,046,535
Net increase in net assets resulting from operations	33,999,572	46,963,009
Distributions to shareholders
Net investment income
Class A	(11,377,187)	(23,178,792)
Class B	(16,085)	(50,763)
Class C	(265,561)	(452,475)
Class R4	(10,318)	(8,010)
Class R5	(5,315)	(2,181)
Class Z	(321,569)	(227,138)
Total distributions to shareholders	(11,996,035)	(23,919,359)
Increase (decrease) in net assets from capital stock activity	18,809,313	(45,504,758)
Total increase (decrease) in net assets	40,812,850	(22,461,108)
Net assets at beginning of period	568,912,861	591,373,969
Net assets at end of period	$609,725,711	$568,912,861
Undistributed net investment income	$1,693,198	$1,663,776

(a) Class R5 shares are for the period from December 11, 2013 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	6,491,133	26,451,377	8,719,697	34,101,873
Distributions reinvested	2,247,241	9,165,336	4,769,418	18,576,752
Redemptions	(6,940,981)	(28,195,872)	(27,142,393)	(104,583,937)
Net increase (decrease)	1,797,393	7,420,841	(13,653,278)	(51,905,312)
Class B shares
Subscriptions	334	1,356	1,038	4,120
Distributions reinvested	3,765	15,348	12,326	47,872
Redemptions(b)	(75,832)	(309,928)	(215,221)	(836,761)
Net decrease	(71,733)	(293,224)	(201,857)	(784,769)
Class C shares
Subscriptions	915,835	3,731,424	946,627	3,723,850
Distributions reinvested	62,229	253,997	110,936	432,191
Redemptions	(249,126)	(1,016,225)	(1,454,222)	(5,565,124)
Net increase (decrease)	728,938	2,969,196	(396,659)	(1,409,083)
Class R4 shares
Subscriptions	27,680	112,000	99,314	388,803
Distributions reinvested	2,477	10,089	1,970	7,778
Redemptions	(141)	(573)	(13,110)	(50,240)
Net increase	30,016	121,516	88,174	346,341
Class R5 shares
Subscriptions	86,069	348,825	22,256	85,064
Distributions reinvested	1,242	5,086	504	1,994
Redemptions	(563)	(2,311)	—	—
Net increase	86,748	351,600	22,760	87,058
Class Z shares
Subscriptions	2,150,940	8,752,747	2,476,981	9,702,761
Distributions reinvested	38,811	158,043	24,534	95,809
Redemptions	(165,961)	(671,406)	(421,183)	(1,637,563)
Net increase	2,023,790	8,239,384	2,080,332	8,161,007
Total net increase (decrease)	4,595,152	18,809,313	(12,060,528)	(45,504,758)

(a) Class R5 shares are based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$4.00		$3.83		$4.09		$3.82		$3.74		$3.72		$3.37
Income from investment operations:
Net investment income	0.08		0.17		0.16		0.11		0.17		0.17		0.16
Net realized and unrealized gain (loss)	0.15		0.17		(0.26)		0.27		0.08		0.01		0.34
Total from investment operations	0.23		0.34		(0.10)		0.38		0.25		0.18		0.50
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.16)		(0.11)		(0.17)		(0.16)		(0.15)
Total distributions to shareholders	(0.08)		(0.17)		(0.16)		(0.11)		(0.17)		(0.16)		(0.15)
Net asset value, end of period	$4.15		$4.00		$3.83		$4.09		$3.82		$3.74		$3.72
Total return	5.91%		9.02%		(2.51%)		10.16%		6.86%		4.99%		15.20%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)(d)	0.85	%(d)	0.84	%(e)	0.84	%(c)(e)	0.83	%(e)	0.83	%(e)	0.82	%(d)
Total net expenses(f)	0.81	%(c)(d)	0.81	%(d)	0.81	%(e)	0.80	%(c)(e)	0.80	%(e)	0.80	%(e)	0.79	%(d)
Net investment income	4.13	%(c)	4.35%		4.02%		4.27	%(c)	4.56%		4.38%		4.30%
Supplemental data
Net assets, end of period (in thousands)	$570,729		$542,530		$572,179		$623,462		$584,728		$616,281		$645,167
Portfolio turnover	6%		22%		16%		13%		30%		23%		29%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013; July 31, 2012; November 30, 2011 and November 30, 2010; respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$4.00		$3.83		$4.09		$3.82		$3.74		$3.72		$3.37
Income from investment operations:
Net investment income	0.07		0.14		0.13		0.09		0.14		0.14		0.13
Net realized and unrealized gain (loss)	0.15		0.17		(0.26)		0.27		0.08		0.01		0.35
Total from investment operations	0.22		0.31		(0.13)		0.36		0.22		0.15		0.48
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.13)		(0.09)		(0.14)		(0.13)		(0.13)
Total distributions to shareholders	(0.07)		(0.14)		(0.13)		(0.09)		(0.14)		(0.13)		(0.13)
Net asset value, end of period	$4.15		$4.00		$3.83		$4.09		$3.82		$3.74		$3.72
Total return	5.50%		8.21%		(3.23%)		9.60%		6.06%		4.20%		14.32%
Ratios to average net assets(b)
Total gross expenses	1.59	%(c)(d)	1.60	%(d)	1.59	%(e)	1.59	%(c)(e)	1.58	%(e)	1.59	%(e)	1.57	%(d)
Total net expenses(f)	1.56	%(c)(d)	1.56	%(d)	1.56	%(e)	1.55	%(c)(e)	1.55	%(e)	1.56	%(e)	1.55	%(d)
Net investment income	3.37	%(c)	3.59%		3.27%		3.51	%(c)	3.83%		3.61%		3.53%
Supplemental data
Net assets, end of period (in thousands)	$805		$1,062		$1,791		$2,612		$3,544		$7,435		$14,671
Portfolio turnover	6%		22%		16%		13%		30%		23%		29%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013; July 31, 2012; November 30, 2011 and November 30, 2010; respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$4.00		$3.83		$4.09		$3.82		$3.74		$3.72		$3.37
Income from investment operations:
Net investment income	0.07		0.14		0.13		0.09		0.14		0.14		0.13
Net realized and unrealized gain (loss)	0.16		0.17		(0.26)		0.27		0.08		0.02		0.35
Total from investment operations	0.23		0.31		(0.13)		0.36		0.22		0.16		0.48
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.13)		(0.09)		(0.14)		(0.14)		(0.13)
Total distributions to shareholders	(0.07)		(0.14)		(0.13)		(0.09)		(0.14)		(0.14)		(0.13)
Net asset value, end of period	$4.16		$4.00		$3.83		$4.09		$3.82		$3.74		$3.72
Total return	5.76%		8.21%		(3.23%)		9.60%		6.07%		4.21%		14.33%
Ratios to average net assets(b)
Total gross expenses	1.59	%(c)(d)	1.60	%(d)	1.59	%(e)	1.59	%(c)(e)	1.58	%(e)	1.59	%(e)	1.57	%(d)
Total net expenses(f)	1.56	%(c)(d)	1.56	%(d)	1.56	%(e)	1.55	%(c)(e)	1.55	%(e)	1.55	%(e)	1.54	%(d)
Net investment income	3.38	%(c)	3.59%		3.27%		3.51	%(c)	3.81%		3.63%		3.55%
Supplemental data
Net assets, end of period (in thousands)	$17,654		$14,086		$15,017		$13,106		$9,686		$10,335		$8,446
Portfolio turnover	6%		22%		16%		13%		30%		23%		29%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013; July 31, 2012; November 30, 2011 and November 30, 2010; respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$3.99		$3.83		$4.08
Income from investment operations:
Net investment income	0.09		0.18		0.06
Net realized and unrealized gain (loss)	0.15		0.16		(0.25)
Total from investment operations	0.24		0.34		(0.19)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.06)
Total distributions to shareholders	(0.09)		(0.18)		(0.06)
Net asset value, end of period	$4.14		$3.99		$3.83
Total return	6.04%		9.02%		(4.65%)
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)(d)	0.60	%(d)	0.58	%(c)(e)
Total net expenses(f)	0.56	%(c)(d)	0.56	%(d)	0.57	%(c)(e)
Net investment income	4.39	%(c)	4.60%		4.38	%(c)
Supplemental data
Net assets, end of period (in thousands)	$545		$405		$51
Portfolio turnover	6%		22%		16%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the year ended July 31, 2013. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$3.99		$3.80
Income from investment operations:
Net investment income	0.09		0.12
Net realized and unrealized gain	0.16		0.18
Total from investment operations	0.25		0.30
Less distributions to shareholders:
Net investment income	(0.09)		(0.11)
Total distributions to shareholders	(0.09)		(0.11)
Net asset value, end of period	$4.15		$3.99
Total return	6.30%		8.07%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)(d)	0.58	%(c)(d)
Total net expenses(e)	0.56	%(c)(d)	0.55	%(c)(d)
Net investment income	4.39	%(c)	4.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$454		$91
Portfolio turnover	6%		22%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended November 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$3.99		$3.82		$4.08		$3.81		$3.73		$3.88
Income from investment operations:
Net investment income	0.09		0.18		0.17		0.12		0.18		0.03
Net realized and unrealized gain (loss)	0.15		0.17		(0.26)		0.27		0.08		(0.15)
Total from investment operations	0.24		0.35		(0.09)		0.39		0.26		(0.12)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.17)		(0.12)		(0.18)		(0.03)
Total distributions to shareholders	(0.09)		(0.18)		(0.17)		(0.12)		(0.18)		(0.03)
Net asset value, end of period	$4.14		$3.99		$3.82		$4.08		$3.81		$3.73
Total return	6.04%		9.30%		(2.28%)		10.36%		7.15%		(3.09%)
Ratios to average net assets(c)
Total gross expenses	0.59	%(d)(e)	0.60	%(e)	0.59	%(f)	0.60	%(d)(f)	0.57	%(f)	0.49	%(d)(f)
Total net expenses(g)	0.56	%(d)(e)	0.56	%(e)	0.56	%(f)	0.55	%(d)(f)	0.55	%(f)	0.49	%(d)(f)
Net investment income	4.40	%(d)	4.63%		4.26%		4.51	%(d)	4.76%		4.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$19,538		$10,739		$2,336		$1,983		$184		$2
Portfolio turnover	6%		22%		16%		13%		30%		23%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013; July 31, 2012; November 30, 2011 and November 30, 2010; respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Tax-Exempt Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Effective February 19, 2015, Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a CDSC of 0.75% on certain investments of $500,000 or more if redeemed within 12 months of purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2015 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2015, the average value of short-term floating rate notes outstanding was $3,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes was 0.57%.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.41% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,006.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account.

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.07%
Class B	0.07
Class C	0.07
Class R4	0.07
Class R5	0.05
Class Z	0.07

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $249,000 and $68,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $196,338 for Class A, $0 for Class B, and $825 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	0.80%	0.81%
Class B	1.55	1.56
Class C	1.55	1.56
Class R4	0.55	0.56
Class R5	0.56	0.55
Class Z	0.55	0.56

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $545,093,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$71,120,000
Unrealized depreciation	(181,000)
Net unrealized appreciation	$70,939,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	4,522,642

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $1,930,098 at July 31, 2014 as arising on August 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $67,140,973 and $34,483,903, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 87.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

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Columbia AMT-Free Tax-Exempt Bond Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

To the extent that the Fund concentrates its investments in the municipal securities issued by a particular state(s) and political sub-divisions of the state(s), the Fund will be particularly affected by political and economic conditions and developments in such state(s) in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia AMT-Free Tax-Exempt Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia AMT-Free Tax-Exempt Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR118_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA LARGE VALUE QUANTITATIVE FUND

President's Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>  Fund and strategy names

>  Established investment teams, philosophies and processes

>  Account services, features, servicing phone numbers and mailing addresses

>  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Large Value Quantitative Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Large Value Quantitative Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Value Quantitative Fund (the Fund) Class A shares returned 3.99% excluding sales charges for the six-month period that ended January 31, 2015.

>  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 2.33% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	08/01/08
Excluding sales charges		3.99	15.48	16.65	8.13
Including sales charges		-2.02	8.83	15.28	7.15
Class B	08/01/08
Excluding sales charges		3.61	14.62	15.75	7.32
Including sales charges		-1.31	9.62	15.53	7.32
Class C	08/01/08
Excluding sales charges		3.55	14.58	15.72	7.29
Including sales charges		2.57	13.58	15.72	7.29
Class I	08/01/08	4.26	15.94	17.12	8.57
Class K	08/01/08	4.00	15.56	16.74	8.26
Class R	08/01/08	3.85	15.18	16.32	7.82
Class T*	03/07/11
Excluding sales charges		4.06	15.46	16.58	8.09
Including sales charges		-1.88	8.80	15.22	7.11
Class W	08/01/08	3.97	15.53	16.58	8.08
Class Z*	09/27/10	4.20	15.89	16.91	8.32
Russell 1000 Value Index		2.33	12.93	15.14	8.81

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

Columbia Large Value Quantitative Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2015)
Pfizer, Inc.	3.5
JPMorgan Chase & Co.	3.5
Merck & Co., Inc.	3.2
Cisco Systems, Inc.	2.9
Microsoft Corp.	2.5
Berkshire Hathaway, Inc., Class B	2.4
Exxon Mobil Corp.	2.3
ConocoPhillips	2.3
Eli Lilly & Co.	2.3
Citigroup, Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2015)
Common Stocks	98.8
Consumer Discretionary	6.1
Consumer Staples	7.0
Energy	10.7
Financials	28.6
Health Care	14.6
Industrials	9.6
Information Technology	9.7
Materials	3.2
Telecommunication Services	2.3
Utilities	7.0
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

Columbia Large Value Quantitative Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.90	1,019.15	6.03	5.97	1.18
Class B	1,000.00	1,000.00	1,036.10	1,015.39	9.85	9.75	1.93
Class C	1,000.00	1,000.00	1,035.50	1,015.39	9.85	9.75	1.93
Class I	1,000.00	1,000.00	1,042.60	1,021.26	3.89	3.85	0.76
Class K	1,000.00	1,000.00	1,040.00	1,019.90	5.27	5.22	1.03
Class R	1,000.00	1,000.00	1,038.50	1,017.90	7.31	7.23	1.43
Class T	1,000.00	1,000.00	1,040.60	1,019.00	6.19	6.12	1.21
Class W	1,000.00	1,000.00	1,039.70	1,019.15	6.03	5.97	1.18
Class Z	1,000.00	1,000.00	1,042.00	1,020.41	4.76	4.71	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

Columbia Large Value Quantitative Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%

Issuer	Shares	Value ($)
Consumer Discretionary 6.1%
Auto Components 1.7%
Gentex Corp.	662,900	11,063,801
Lear Corp.	48,000	4,816,800
Total		15,880,601
Diversified Consumer Services 0.1%
Service Corp. International	41,700	943,671
Hotels, Restaurants & Leisure 0.2%
Royal Caribbean Cruises Ltd.	20,200	1,526,110
Media 2.2%
Comcast Corp., Class A	290,700	15,449,252
News Corp., Class A(a)	157,900	2,351,131
Walt Disney Co. (The)	33,100	3,010,776
Total		20,811,159
Multiline Retail 0.1%
Big Lots, Inc.	30,700	1,409,437
Specialty Retail 1.8%
Best Buy Co., Inc.	438,100	15,421,120
Foot Locker, Inc.	32,400	1,724,328
Total		17,145,448
Total Consumer Discretionary		57,716,426
Consumer Staples 7.0%
Food & Staples Retailing 1.4%
CVS Health Corp.	110,700	10,866,312
Wal-Mart Stores, Inc.	28,200	2,396,436
Total		13,262,748
Food Products 2.2%
Archer-Daniels-Midland Co.	357,900	16,688,877
Kellogg Co.	22,500	1,475,550
Pilgrim's Pride Corp.	103,100	2,799,165
Total		20,963,592
Household Products 0.7%
Procter & Gamble Co. (The)	76,700	6,465,043
Tobacco 2.7%
Altria Group, Inc.	117,400	6,233,940
Philip Morris International, Inc.	239,900	19,249,576
Total		25,483,516
Total Consumer Staples		66,174,899

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 10.7%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	203,100	11,054,733
Oil, Gas & Consumable Fuels 9.5%
Apache Corp.	29,300	1,833,301
Chevron Corp.	151,700	15,553,801
ConocoPhillips	338,000	21,287,240
Exxon Mobil Corp.(b)	244,000	21,330,480
Hess Corp.	190,200	12,836,598
Valero Energy Corp.	331,600	17,535,008
Total		90,376,428
Total Energy		101,431,161
Financials 28.6%
Banks 7.0%
CIT Group, Inc.	67,300	2,949,086
Citigroup, Inc.	438,300	20,578,185
JPMorgan Chase & Co.	594,600	32,334,348
SunTrust Banks, Inc.	35,000	1,344,700
Wells Fargo & Co.	176,900	9,184,648
Total		66,390,967
Capital Markets 2.0%
BlackRock, Inc.	28,100	9,568,331
Goldman Sachs Group, Inc. (The)	42,700	7,361,907
Invesco Ltd.	57,500	2,111,975
Total		19,042,213
Consumer Finance 2.8%
Capital One Financial Corp.	229,900	16,830,979
Navient Corp.	484,000	9,554,160
Total		26,385,139
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B(a)	158,200	22,766,562
Voya Financial, Inc.	382,300	14,913,523
Total		37,680,085
Insurance 7.3%
Aon PLC	174,000	15,668,700
Aspen Insurance Holdings Ltd.	298,900	12,948,348
Assured Guaranty Ltd.	524,300	12,803,406
MetLife, Inc.	331,300	15,405,450
Reinsurance Group of America, Inc.	149,900	12,413,219
Total		69,239,123

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 5.5%
Brixmor Property Group, Inc.	34,200	926,820
Duke Realty Corp.	256,600	5,601,578
Equity LifeStyle Properties, Inc.	70,400	3,852,992
General Growth Properties, Inc.	77,500	2,338,950
Host Hotels & Resorts, Inc.	449,400	10,286,766
Public Storage	56,700	11,387,628
Simon Property Group, Inc.	86,400	17,164,224
Total		51,558,958
Total Financials		270,296,485
Health Care 14.6%
Biotechnology 0.4%
Alkermes PLC(a)	48,000	3,468,000
Health Care Equipment & Supplies 0.9%
Hill-Rom Holdings, Inc.	172,900	8,257,704
Health Care Providers & Services 3.6%
Anthem, Inc.	149,700	20,203,512
Health Net, Inc.(a)	266,300	14,425,471
Total		34,628,983
Pharmaceuticals 9.7%
Eli Lilly & Co.	291,700	21,002,400
Johnson & Johnson	81,900	8,201,466
Merck & Co., Inc.	488,400	29,440,752
Pfizer, Inc.	1,047,900	32,746,875
Total		91,391,493
Total Health Care		137,746,180
Industrials 9.6%
Aerospace & Defense 4.2%
General Dynamics Corp.	131,900	17,570,399
Huntington Ingalls Industries, Inc.	19,200	2,238,720
L-3 Communications Holdings, Inc.	77,000	9,480,240
Raytheon Co.	108,700	10,875,435
Total		40,164,794
Airlines 1.8%
Delta Air Lines, Inc.	40,500	1,916,055
Southwest Airlines Co.	342,400	15,469,632
Total		17,385,687
Commercial Services & Supplies 0.2%
RR Donnelley & Sons Co.	89,800	1,479,006

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.4%
Emerson Electric Co.	227,000	12,925,380
Industrial Conglomerates 0.9%
General Electric Co.	336,900	8,048,541
Machinery 1.1%
Caterpillar, Inc.	134,600	10,763,962
Total Industrials		90,767,370
Information Technology 9.6%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,011,300	26,662,924
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	40,500	962,685
Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	130,300	2,976,052
Marvell Technology Group Ltd.	1,067,600	16,537,124
Total		19,513,176
Software 3.3%
Electronic Arts, Inc.(a)	147,600	8,097,336
Microsoft Corp.	572,300	23,120,920
Total		31,218,256
Technology Hardware, Storage & Peripherals 1.3%
Hewlett-Packard Co.	352,900	12,750,277
Total Information Technology		91,107,318
Materials 3.2%
Chemicals 1.0%
Westlake Chemical Corp.	163,100	9,347,261
Metals & Mining 0.4%
United States Steel Corp.	160,000	3,910,400
Paper & Forest Products 1.8%
International Paper Co.	315,200	16,598,432
Total Materials		29,856,093
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	183,600	6,044,112
CenturyLink, Inc.	421,000	15,648,570
Total		21,692,682
Total Telecommunication Services		21,692,682

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 7.0%
Electric Utilities 4.8%
American Electric Power Co., Inc.	26,400	1,658,184
Edison International	266,000	18,127,900
Entergy Corp.	185,500	16,233,105
Exelon Corp.	259,900	9,366,796
Total		45,385,985
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	152,400	1,862,328
Multi-Utilities 2.0%
Public Service Enterprise Group, Inc.	433,000	18,480,440
Total Utilities		65,728,753
Total Common Stocks (Cost: $848,334,272)		932,517,367

Money Market Funds 1.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	11,034,238	11,034,238
Total Money Market Funds (Cost: $11,034,238)		11,034,238
Total Investments (Cost: $859,368,510)		943,551,605
Other Assets & Liabilities, Net		1,321,019
Net Assets		944,872,624

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $874,200 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	23	USD	11,433,300	03/2015	—	(191,131)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,093,521	137,271,287	(142,330,570)	11,034,238	9,391	11,034,238

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

Columbia Large Value Quantitative Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	57,716,426	—	—	57,716,426
Consumer Staples	66,174,899	—	—	66,174,899
Energy	101,431,161	—	—	101,431,161
Financials	270,296,485	—	—	270,296,485
Health Care	137,746,180	—	—	137,746,180
Industrials	90,767,370	—	—	90,767,370
Information Technology	91,107,318	—	—	91,107,318
Materials	29,856,093	—	—	29,856,093
Telecommunication Services	21,692,682	—	—	21,692,682
Utilities	65,728,753	—	—	65,728,753
Total Equity Securities	932,517,367	—	—	932,517,367
Mutual Funds
Money Market Funds	11,034,238	—	—	11,034,238
Total Mutual Funds	11,034,238	—	—	11,034,238
Investments in Securities	943,551,605	—	—	943,551,605
Derivatives
Liabilities
Futures Contracts	(191,131)	—	—	(191,131)
Total	943,360,474	—	—	943,360,474

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

Columbia Large Value Quantitative Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $848,334,272)	$932,517,367
Affiliated issuers (identified cost $11,034,238)	11,034,238
Total investments (identified cost $859,368,510)	943,551,605
Receivable for:
Capital shares sold	1,643,341
Dividends	1,477,249
Expense reimbursement due from Investment Manager	152
Prepaid expenses	3,006
Trustees' deferred compensation plan	34,261
Other assets	11,410
Total assets	946,721,024
Liabilities
Payable for:
Capital shares purchased	1,478,411
Variation margin	188,332
Investment management fees	17,564
Distribution and/or service fees	3,144
Transfer agent fees	62,164
Administration fees	1,514
Compensation of board members	30,567
Other expenses	32,443
Trustees' deferred compensation plan	34,261
Total liabilities	1,848,400
Net assets applicable to outstanding capital stock	$944,872,624
Represented by
Paid-in capital	$865,399,905
Excess of distributions over net investment income	(733,707)
Accumulated net realized loss	(3,785,538)
Unrealized appreciation (depreciation) on:
Investments	84,183,095
Futures contracts	(191,131)
Total — representing net assets applicable to outstanding capital stock	$944,872,624

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

Columbia Large Value Quantitative Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A
Net assets	$78,318,720
Shares outstanding	8,449,994
Net asset value per share	$9.27
Maximum offering price per share(a)	$9.84
Class B
Net assets	$553,215
Shares outstanding	59,999
Net asset value per share	$9.22
Class C
Net assets	$13,360,756
Shares outstanding	1,469,203
Net asset value per share	$9.09
Class I
Net assets	$401,131,973
Shares outstanding	42,954,341
Net asset value per share	$9.34
Class K
Net assets	$2,856
Shares outstanding	307
Net asset value per share(b)	$9.31
Class R
Net assets	$1,046,899
Shares outstanding	112,674
Net asset value per share	$9.29
Class T
Net assets	$84,957,538
Shares outstanding	9,186,733
Net asset value per share	$9.25
Maximum offering price per share(a)	$9.81
Class W
Net assets	$232,310,323
Shares outstanding	24,919,713
Net asset value per share	$9.32
Class Z
Net assets	$133,190,344
Shares outstanding	14,262,863
Net asset value per share	$9.34

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

Columbia Large Value Quantitative Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,581,576
Dividends — affiliated issuers	9,391
Total income	10,590,967
Expenses:
Investment management fees	3,004,429
Distribution and/or service fees
Class A	67,717
Class B	3,066
Class C	46,951
Class R	1,031
Class T	124,055
Class W	296,918
Transfer agent fees
Class A	48,457
Class B	550
Class C	8,371
Class K	1
Class R	372
Class T	77,575
Class W	209,951
Class Z	113,975
Administration fees	259,107
Plan administration fees
Class K	4
Compensation of board members	9,707
Custodian fees	5,815
Printing and postage fees	36,634
Registration fees	59,338
Professional fees	18,162
Other	9,438
Total expenses	4,401,624
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,841)
Total net expenses	4,385,783
Net investment income	6,205,184
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	40,225,664
Futures contracts	1,391,038
Net realized gain	41,616,702
Net change in unrealized appreciation (depreciation) on:
Investments	(14,570,708)
Futures contracts	(72,035)
Net change in unrealized depreciation	(14,642,743)
Net realized and unrealized gain	26,973,959
Net increase in net assets resulting from operations	$33,179,143

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

Columbia Large Value Quantitative Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$6,205,184	$7,648,635
Net realized gain	41,616,702	43,025,962
Net change in unrealized appreciation (depreciation)	(14,642,743)	33,715,264
Net increase in net assets resulting from operations	33,179,143	84,389,861
Distributions to shareholders
Net investment income
Class A	(750,196)	(240,457)
Class B	(2,182)	(2,811)
Class C	(42,189)	(20,223)
Class I	(5,992,481)	(1,855,144)
Class K	(37)	(111)
Class R	(3,933)	(77)
Class T	(906,209)	(845,658)
Class W	(2,550,101)	(2,110,688)
Class Z	(1,754,975)	(493,974)
Net realized gains
Class A	(3,280,868)	(1,202,873)
Class B	(27,840)	(38,735)
Class C	(538,364)	(278,625)
Class I	(19,227,870)	(6,760,345)
Class K	(144)	(492)
Class R	(22,027)	(492)
Class T	(4,144,797)	(4,417,991)
Class W	(11,152,660)	(10,558,594)
Class Z	(6,295,711)	(2,030,375)
Total distributions to shareholders	(56,692,584)	(30,857,665)
Increase in net assets from capital stock activity	152,846,280	404,357,404
Total increase in net assets	129,332,839	457,889,600
Net assets at beginning of period	815,539,785	357,650,185
Net assets at end of period	$944,872,624	$815,539,785
Undistributed (excess of distributions over) net investment income	$(733,707)	$5,063,412

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

Columbia Large Value Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	6,103,610	59,496,706	1,787,459	16,307,577
Distributions reinvested	377,991	3,632,497	155,573	1,347,260
Redemptions	(1,680,645)	(16,085,563)	(618,518)	(5,574,917)
Net increase	4,800,956	47,043,640	1,324,514	12,079,920
Class B shares
Subscriptions	6,715	64,702	10,357	93,680
Distributions reinvested	2,774	26,548	4,163	35,928
Redemptions(a)	(25,682)	(245,447)	(25,853)	(230,135)
Net decrease	(16,193)	(154,197)	(11,333)	(100,527)
Class C shares
Subscriptions	730,223	6,946,168	338,584	2,993,946
Distributions reinvested	46,392	437,475	23,823	202,976
Redemptions	(67,177)	(637,322)	(73,043)	(643,644)
Net increase	709,438	6,746,321	289,364	2,553,278
Class I shares
Subscriptions	7,473,896	74,548,080	34,871,544	314,449,740
Distributions reinvested	2,608,084	25,220,177	989,126	8,615,285
Redemptions	(2,311,475)	(22,937,029)	(8,126,150)	(72,795,016)
Net increase	7,770,505	76,831,228	27,734,520	250,270,009
Class K shares
Redemptions	—	—	(693)	(6,401)
Net increase (decrease)	—	—	(693)	(6,401)
Class R shares
Subscriptions	95,514	894,942	16,492	151,358
Distributions reinvested	974	9,376	—	—
Redemptions	(605)	(6,157)	(701)	(6,447)
Net increase	95,883	898,161	15,791	144,911
Class T shares
Subscriptions	43,018	410,322	49,560	440,845
Distributions reinvested	449,953	4,315,045	517,207	4,468,666
Redemptions	(399,735)	(3,884,443)	(803,850)	(7,190,231)
Net increase (decrease)	93,236	840,924	(237,083)	(2,280,720)
Class W shares
Subscriptions	1,897,814	18,520,859	12,957,414	117,610,000
Distributions reinvested	1,418,487	13,702,583	1,454,500	12,668,692
Redemptions	(2,479,051)	(24,265,069)	(8,305,788)	(75,566,220)
Net increase	837,250	7,958,373	6,106,126	54,712,472

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

Columbia Large Value Quantitative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	3,927,413	38,453,553	10,555,743	96,422,341
Distributions reinvested	446,301	4,320,194	39,565	345,004
Redemptions	(3,067,305)	(30,091,917)	(1,079,500)	(9,782,883)
Net increase	1,306,409	12,681,830	9,515,808	86,984,462
Total net increase	15,597,484	152,846,280	44,737,014	404,357,404

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

Columbia Large Value Quantitative Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.45		$8.67		$6.96		$6.36		$8.19		$7.78	$9.14
Income from investment operations:
Net investment income	0.06		0.10		0.16		0.12		0.09		0.08	0.12
Net realized and unrealized gain (loss)	0.34		1.27		1.97		1.23		0.11		0.70	(1.43)
Total from investment operations	0.40		1.37		2.13		1.35		0.20		0.78	(1.31)
Less distributions to shareholders:
Net investment income	(0.11)		(0.10)		(0.23)		(0.08)		(0.09)		(0.07)	(0.05)
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)	—
Total distributions to shareholders	(0.58)		(0.59)		(0.42)		(0.75)		(2.03)		(0.37)	(0.05)
Net asset value, end of period	$9.27		$9.45		$8.67		$6.96		$6.36		$8.19	$7.78
Total return	3.99%		16.42	%(b)	31.78%		22.47%		0.01%		10.28%	(14.23%)
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)	1.22%		1.32%		1.38	%(d)	1.33%		1.19%	1.34%
Total net expenses(e)	1.18	%(d)	1.18	%(f)	1.16	%(f)	1.11	%(d)(g)	1.14	%(g)	1.19%	1.26%
Net investment income	1.16	%(d)	1.15%		2.05%		2.16	%(d)	1.25%		1.04%	1.83%
Supplemental data
Net assets, end of period (in thousands)	$78,319		$34,470		$20,163		$12,084		$11,757		$3,009	$1,434
Portfolio turnover	44%		90%		103%		73%		90%		99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.37		$8.61		$6.89		$6.28		$8.12		$7.71	$9.13
Income from investment operations:
Net investment income	0.02		0.04		0.10		0.08		0.04		0.03	0.07
Net realized and unrealized gain (loss)	0.34		1.25		1.95		1.22		0.12		0.68	(1.44)
Total from investment operations	0.36		1.29		2.05		1.30		0.16		0.71	(1.37)
Less distributions to shareholders:
Net investment income	(0.04)		(0.04)		(0.14)		(0.02)		(0.06)		—	(0.05)
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)	—
Total distributions to shareholders	(0.51)		(0.53)		(0.33)		(0.69)		(2.00)		(0.30)	(0.05)
Net asset value, end of period	$9.22		$9.37		$8.61		$6.89		$6.28		$8.12	$7.71
Total return	3.61%		15.48	%(b)	30.79%		21.79%		(0.64%)		9.37%	(14.94%)
Ratios to average net assets(c)
Total gross expenses	1.94	%(d)	1.97%		2.07%		2.14	%(d)	2.10%		1.96%	2.10%
Total net expenses(e)	1.93	%(d)	1.93	%(f)	1.91	%(f)	1.86	%(d)(g)	1.88	%(g)	1.96%	2.02%
Net investment income	0.44	%(d)	0.42%		1.37%		1.49	%(d)	0.48%		0.39%	1.04%
Supplemental data
Net assets, end of period (in thousands)	$553		$714		$754		$809		$1,215		$226	$58
Portfolio turnover	44%		90%		103%		73%		90%		99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.25		$8.51		$6.84		$6.25		$8.09		$7.74	$9.12
Income from investment operations:
Net investment income	0.02		0.04		0.10		0.08		0.04		0.03	0.07
Net realized and unrealized gain (loss)	0.33		1.23		1.93		1.22		0.11		0.67	(1.43)
Total from investment operations	0.35		1.27		2.03		1.30		0.15		0.70	(1.36)
Less distributions to shareholders:
Net investment income	(0.04)		(0.04)		(0.17)		(0.04)		(0.05)		(0.05)	(0.02)
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)	—
Total distributions to shareholders	(0.51)		(0.53)		(0.36)		(0.71)		(1.99)		(0.35)	(0.02)
Net asset value, end of period	$9.09		$9.25		$8.51		$6.84		$6.25		$8.09	$7.74
Total return	3.55%		15.42	%(b)	30.81%		21.93%		(0.82%)		9.36%	(14.87%)
Ratios to average net assets(c)
Total gross expenses	1.94	%(d)	1.96%		2.07%		2.13	%(d)	2.04%		1.97%	2.12%
Total net expenses(e)	1.93	%(d)	1.93	%(f)	1.91	%(f)	1.86	%(d)(g)	1.85	%(g)	1.97%	2.01%
Net investment income	0.40	%(d)	0.40%		1.27%		1.39	%(d)	0.50%		0.35%	1.05%
Supplemental data
Net assets, end of period (in thousands)	$13,361		$7,026		$4,001		$1,873		$1,735		$94	$27
Portfolio turnover	44%		90%		103%		73%		90%		99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class I	(Unaudited)		2014		2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$9.53		$8.74		$7.01	$6.40		$8.23	$7.81	$9.14
Income from investment operations:
Net investment income	0.08		0.14		0.19	0.15		0.13	0.11	0.15
Net realized and unrealized gain (loss)	0.35		1.28		1.98	1.23		0.10	0.70	(1.43)
Total from investment operations	0.43		1.42		2.17	1.38		0.23	0.81	(1.28)
Less distributions to shareholders:
Net investment income	(0.15)		(0.14)		(0.25)	(0.10)		(0.12)	(0.09)	(0.05)
Net realized gains	(0.47)		(0.49)		(0.19)	(0.67)		(1.94)	(0.30)	—
Total distributions to shareholders	(0.62)		(0.63)		(0.44)	(0.77)		(2.06)	(0.39)	(0.05)
Net asset value, end of period	$9.34		$9.53		$8.74	$7.01		$6.40	$8.23	$7.81
Total return	4.26%		16.88	%(b)	32.32%	22.92%		0.37%	10.71%	(13.87%)
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.78%		0.83%	0.87	%(d)	0.88%	0.77%	0.88%
Total net expenses(e)	0.76	%(d)	0.77%		0.73%	0.74	%(d)	0.84%	0.77%	0.88%
Net investment income	1.61	%(d)	1.52%		2.52%	2.65	%(d)	1.66%	1.37%	2.22%
Supplemental data
Net assets, end of period (in thousands)	$401,132		$335,330		$65,134	$63,878		$81,686	$69,800	$60,019
Portfolio turnover	44%		90%		103%	73%		90%	99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class K	(Unaudited)		2014		2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$9.50		$8.72		$6.99	$6.38		$8.20	$7.79	$9.14
Income from investment operations:
Net investment income	0.07		0.12		0.17	0.14		0.11	0.08	0.14
Net realized and unrealized gain (loss)	0.33		1.26		1.98	1.23		0.10	0.70	(1.44)
Total from investment operations	0.40		1.38		2.15	1.37		0.21	0.78	(1.30)
Less distributions to shareholders:
Net investment income	(0.12)		(0.11)		(0.23)	(0.09)		(0.09)	(0.07)	(0.05)
Net realized gains	(0.47)		(0.49)		(0.19)	(0.67)		(1.94)	(0.30)	—
Total distributions to shareholders	(0.59)		(0.60)		(0.42)	(0.76)		(2.03)	(0.37)	(0.05)
Net asset value, end of period	$9.31		$9.50		$8.72	$6.99		$6.38	$8.20	$7.79
Total return	4.00%		16.49	%(b)	32.01%	22.68%		0.11%	10.37%	(14.12%)
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.10%		1.13%	1.17	%(d)	1.17%	1.09%	1.25%
Total net expenses(e)	1.03	%(d)	1.05%		1.01%	1.04	%(d)	1.09%	1.09%	1.08%
Net investment income	1.33	%(d)	1.37%		2.23%	2.39	%(d)	1.41%	1.04%	2.08%
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$9	$7		$13	$15	$14
Portfolio turnover	44%		90%		103%	73%		90%	99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.46		$8.68		$6.97		$6.36		$8.17		$7.77	$9.13
Income from investment operations:
Net investment income	0.04		0.07		0.14		0.11		0.08		0.05	0.10
Net realized and unrealized gain (loss)	0.34		1.28		1.97		1.23		0.11		0.69	(1.43)
Total from investment operations	0.38		1.35		2.11		1.34		0.19		0.74	(1.33)
Less distributions to shareholders:
Net investment income	(0.08)		(0.08)		(0.21)		(0.06)		(0.06)		(0.04)	(0.03)
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)	—
Total distributions to shareholders	(0.55)		(0.57)		(0.40)		(0.73)		(2.00)		(0.34)	(0.03)
Net asset value, end of period	$9.29		$9.46		$8.68		$6.97		$6.36		$8.17	$7.77
Total return	3.85%		16.13	%(b)	31.42%		22.23%		(0.15%)		9.75%	(14.46%)
Ratios to average net assets(c)
Total gross expenses	1.45	%(d)	1.44%		1.57%		1.65	%(d)	1.62%		1.54%	1.82%
Total net expenses(e)	1.43	%(d)	1.43	%(f)	1.41	%(f)	1.36	%(d)(g)	1.45	%(g)	1.54%	1.55%
Net investment income	0.76	%(d)	0.76%		1.83%		1.91	%(d)	1.04%		0.59%	1.59%
Supplemental data
Net assets, end of period (in thousands)	$1,047		$159		$9		$7		$6		$8	$8
Portfolio turnover	44%		90%		103%		73%		90%		99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class T	(Unaudited)		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$9.42		$8.66		$6.95		$6.35		$7.95
Income from investment operations:
Net investment income	0.06		0.10		0.16		0.12		0.05
Net realized and unrealized gain (loss)	0.34		1.25		1.96		1.23		(1.07)
Total from investment operations	0.40		1.35		2.12		1.35		(1.02)
Less distributions to shareholders:
Net investment income	(0.10)		(0.10)		(0.22)		(0.08)		—
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(0.58)
Total distributions to shareholders	(0.57)		(0.59)		(0.41)		(0.75)		(0.58)
Net asset value, end of period	$9.25		$9.42		$8.66		$6.95		$6.35
Total return	4.06%		16.15	%(c)	31.74%		22.55%		(13.95%)
Ratios to average net assets(d)
Total gross expenses	1.22	%(e)	1.27%		1.37%		1.43	%(e)	1.30	%(e)
Total net expenses(f)	1.21	%(e)	1.23	%(g)	1.21	%(g)	1.16	%(e)(h)	1.10	%(e)(h)
Net investment income	1.15	%(e)	1.11%		2.03%		2.09	%(e)	1.23	%(e)
Supplemental data
Net assets, end of period (in thousands)	$84,958		$85,696		$80,761		$67,879		$61,361
Portfolio turnover	44%		90%		103%		73%		90%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$9.50		$8.72		$7.00		$6.37		$8.19		$7.78	$9.14
Income from investment operations:
Net investment income	0.06		0.10		0.15		0.12		0.10		0.07	0.12
Net realized and unrealized gain (loss)	0.34		1.27		1.99		1.24		0.10		0.71	(1.44)
Total from investment operations	0.40		1.37		2.14		1.36		0.20		0.78	(1.32)
Less distributions to shareholders:
Net investment income	(0.11)		(0.10)		(0.23)		(0.06)		(0.08)		(0.07)	(0.04)
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)	—
Total distributions to shareholders	(0.58)		(0.59)		(0.42)		(0.73)		(2.02)		(0.37)	(0.04)
Net asset value, end of period	$9.32		$9.50		$8.72		$7.00		$6.37		$8.19	$7.78
Total return	3.97%		16.32	%(b)	31.75%		22.47%		(0.03%)		10.30%	(14.39%)
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)	1.21%		1.32%		1.38	%(d)	1.36%		1.20%	1.19%
Total net expenses(e)	1.18	%(d)	1.18	%(f)	1.16	%(f)	1.11	%(d)(g)	1.23	%(g)	1.20%	1.19%
Net investment income	1.18	%(d)	1.15%		1.98%		2.13	%(d)	1.27%		0.88%	1.77%
Supplemental data
Net assets, end of period (in thousands)	$232,310		$228,749		$156,758		$61,854		$69,221		$173,685	$237,105
Portfolio turnover	44%		90%		103%		73%		90%		99%	63%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

Columbia Large Value Quantitative Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.52		$8.74		$7.01		$6.40		$8.23		$8.23
Income from investment operations:
Net investment income	0.07		0.12		0.18		0.14		0.11		0.01
Net realized and unrealized gain (loss)	0.35		1.27		1.98		1.23		0.12		(0.01)
Total from investment operations	0.42		1.39		2.16		1.37		0.23		0.00
Less distributions to shareholders:
Net investment income	(0.13)		(0.12)		(0.24)		(0.09)		(0.12)		—
Net realized gains	(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		—
Total distributions to shareholders	(0.60)		(0.61)		(0.43)		(0.76)		(2.06)		—
Net asset value, end of period	$9.34		$9.52		$8.74		$7.01		$6.40		$8.23
Total return	4.20%		16.56	%(c)	32.15%		22.74%		0.32%		0.00	%(d)
Ratios to average net assets(e)
Total gross expenses	0.94	%(f)	0.95%		1.08%		1.13	%(f)	1.05%		1.03	%(f)
Total net expenses(g)	0.93	%(f)	0.93	%(h)	0.90	%(h)	0.86	%(f)(i)	0.85	%(i)	1.03	%(f)
Net investment income	1.43	%(f)	1.35%		2.40%		2.39	%(f)	1.44%		16.13	%(f)
Supplemental data
Net assets, end of period (in thousands)	$133,190		$123,394		$30,062		$43,836		$74,993		$3
Portfolio turnover	44%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

Columbia Large Value Quantitative Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Large Value Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class T, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the

Semiannual Report 2015
25

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the

Semiannual Report 2015
26

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2015
27

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	191,131	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	1,391,038
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(72,035)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	14,013,675

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income

Semiannual Report 2015
28

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.67% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,232.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares.

Semiannual Report 2015
29

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

For the six months ended January 31, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class T	0.18
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $32,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Effective December 1, 2014, these fees are contractually limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. Prior to December 1, 2014, these fees were limited to 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2015 was 0.28% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $186,901 for Class A, $106 for Class B, $461 for Class C and $4,961 for Class T shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	1.18%	1.18%
Class B	1.93	1.93
Class C	1.93	1.93
Class I	0.78	0.77
Class K	1.08	1.07
Class R	1.43	1.43
Class T	1.18	1.23
Class W	1.18	1.18
Class Z	0.93	0.93

Semiannual Report 2015
30

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $859,369,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$102,727,000
Unrealized depreciation	(18,544,000)
Net unrealized appreciation	$84,183,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	31,323,681

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $492,876,425 and $384,961,558, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 77.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Semiannual Report 2015
31

Columbia Large Value Quantitative Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
32

Columbia Large Value Quantitative Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
33

Columbia Large Value Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR179_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA LIMITED DURATION CREDIT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers,

mutual fund commentary and more at columbiathreadneedle.com/us.

Columbia Threadneedle Investor Newsletter

(e-newsletter)

Read our award-winning* shareholder
newsletter. Our quarterly newsletter
is available online and provides timely
and relevant content about economic
trends, fund news, service enhancements and
changes. Sign up to receive the newsletter
electronically at columbiathreadneedle.com/
us/newsletter.

Investment videos

Get analysis of current events and trends that may affect your investments.
Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

Social media We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	Youtube.com/user/CTinvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President’s Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>	Fund and strategy names

>	Established investment teams, philosophies and processes

>	Account services, features, servicing phone numbers and mailing addresses

>	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Limited Duration Credit Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Limited Duration Credit Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Limited Duration Credit Fund (the Fund) Class A shares returned -1.02%, excluding sales charges for the six months ended January 31, 2015.

>	The Fund underperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which returned 1.44% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/19/03
Excluding sales charges		-1.02	0.14	2.94	3.45
Including sales charges		-4.00	-2.88	2.32	3.13
Class B	06/19/03
Excluding sales charges		-1.49	-0.61	2.14	2.66
Including sales charges		-6.38	-5.53	1.77	2.66
Class C	06/19/03
Excluding sales charges		-1.49	-0.61	2.15	2.67
Including sales charges		-2.47	-1.59	2.15	2.67
Class I	03/04/04	-0.83	0.51	3.32	3.81
Class K	06/19/03	-0.98	0.22	2.99	3.61
Class R4*	02/28/13	-0.89	0.39	3.04	3.50
Class R5*	11/08/12	-0.95	0.46	3.08	3.52
Class W*	12/01/06	-1.11	0.14	2.93	3.43
Class Y*	03/19/13	-0.93	0.51	3.08	3.52
Class Z*	09/27/10	-0.89	0.39	3.14	3.55
Barclays U.S. 1-5 Year Corporate Index		1.44	2.51	3.67	4.37

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2015)
Corporate Bonds & Notes	92.4
Foreign Government Obligations	0.8
Money Market Funds	6.5
U.S. Treasury Obligations	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2015)
AAA rating	0.3
A rating	11.6
BBB rating	80.0
BB rating	5.1
B rating	2.2
CCC rating	0.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2015	3

Columbia Limited Duration Credit Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.80	1,020.91	4.14	4.20	0.83
Class B	1,000.00	1,000.00	985.10	1,017.15	7.86	7.99	1.58
Class C	1,000.00	1,000.00	985.10	1,017.15	7.86	7.99	1.58
Class I	1,000.00	1,000.00	991.70	1,022.76	2.30	2.33	0.46
Class K	1,000.00	1,000.00	990.20	1,021.26	3.79	3.85	0.76
Class R4	1,000.00	1,000.00	991.10	1,022.16	2.90	2.94	0.58
Class R5	1,000.00	1,000.00	990.50	1,022.51	2.54	2.59	0.51
Class W	1,000.00	1,000.00	988.90	1,020.91	4.14	4.20	0.83
Class Y	1,000.00	1,000.00	990.70	1,022.76	2.30	2.33	0.46
Class Z	1,000.00	1,000.00	991.10	1,022.16	2.90	2.94	0.58

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 90.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.4%
Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	1,070,000	1,110,125

L-3 Communications Corp.
05/28/17	1.500%	2,675,000	2,659,255
02/15/21	4.950%	11,180,000	12,399,525

Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	12,680,000	13,482,378

Total			29,651,283

Banking 1.7%
JPMorgan Chase & Co. Senior Unsecured
01/23/20	2.250%	13,052,000	13,087,332

Morgan Stanley Senior Unsecured
01/27/20	2.650%	8,150,000	8,275,265

Total			21,362,597

Cable and Satellite 2.3%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	8,900,000	9,098,710

DISH DBS Corp.
07/15/17	4.625%	4,451,000	4,540,020

NBCUniversal Media LLC
04/01/21	4.375%	10,552,000	11,814,272

Time Warner Cable, Inc.
02/01/20	5.000%	2,239,000	2,520,898

Total			27,973,900

Chemicals 2.0%
Dow Chemical Co. (The) Senior Unsecured
11/15/21	4.125%	6,285,000	6,842,907

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	8,482,000	9,385,358

PQ Corp. Secured(a)
05/01/18	8.750%	8,565,000	8,736,300

Total			24,964,565

Construction Machinery 1.0%
CNH Industrial Capital LLC
11/01/15	3.875%	1,484,000	1,489,565
02/01/17	3.250%	6,080,000	6,026,800

CNH Industrial Capital LLC(a) Senior Unsecured
07/15/19	3.375%	4,663,000	4,476,480

Total			11,992,845

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 17.2%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	8,435,000	8,498,667

Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	6,550,000	6,603,261

Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	2,105,000	2,268,643

CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	1,300,000	1,499,718

DTE Energy Co. Senior Unsecured
06/01/16	6.350%	6,070,000	6,509,680

Dominion Resources, Inc. Senior Unsecured
03/15/21	4.450%	17,425,000	19,422,219
09/15/22	2.750%	7,685,000	7,743,091

Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	9,860,000	10,617,435
08/15/22	3.050%	3,565,000	3,716,370

Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	95,000	97,929

NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,318,896

Ohio Power Co. Senior Unsecured
06/01/16	6.000%	7,845,000	8,377,699

Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	14,659,000	15,989,993

Oncor Electric Delivery Co., LLC Senior Secured
06/01/19	2.150%	6,650,000	6,737,647

PG&E Corp. Senior Unsecured
03/01/19	2.400%	5,570,000	5,676,170

PPL Capital Funding, Inc.
06/01/18	1.900%	8,598,000	8,648,384
12/01/22	3.500%	1,655,000	1,743,059
06/01/23	3.400%	3,715,000	3,873,916

PSEG Power LLC
11/15/18	2.450%	3,950,000	4,024,280
09/15/21	4.150%	7,380,000	7,986,171

Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	3,195,000	3,340,500
04/01/22	3.150%	11,473,000	11,989,813

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric & Gas Co. 1st Mortgage
06/01/19	1.800%	9,480,000	9,590,082
08/15/19	2.000%	3,600,000	3,683,106

Sierra Pacific Power Co.
05/15/16	6.000%	6,274,000	6,694,578

Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	7,314,000	8,072,350

TransAlta Corp. Senior Unsecured
06/03/17	1.900%	24,850,000	24,877,931

Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	5,974,000	6,755,489

Total			209,357,077

Food and Beverage 6.8%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	2,649,000	2,657,591

ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	9,599,000	9,658,408

Grupo Bimbo SAB de CV(a)
01/25/22	4.500%	9,036,000	9,706,200

Molson Coors Brewing Co.
05/01/22	3.500%	7,345,000	7,692,191

SABMiller Holdings, Inc.(a)
01/15/22	3.750%	24,580,000	26,256,627

Tyson Foods, Inc.
08/15/19	2.650%	3,105,000	3,189,636

Wm. Wrigley Jr., Co.(a) Senior Unsecured
10/21/18	2.400%	15,695,000	16,034,718
10/21/19	2.900%	7,328,000	7,584,883

Total			82,780,254

Health Care 0.6%
CareFusion Corp. Senior Unsecured
05/15/17	1.450%	1,310,000	1,310,869

Express Scripts Holding Co.
05/15/16	3.125%	1,780,000	1,827,991

McKesson Corp. Senior Unsecured
03/15/19	2.284%	3,620,000	3,684,613

Total			6,823,473

Independent Energy 10.1%
Antero Resources Finance Corp.
11/01/21	5.375%	11,440,000	11,154,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	720,000	781,599
11/15/21	3.450%	4,065,000	4,098,833

Canadian Oil Sands Ltd.(a)
04/01/22	4.500%	23,222,000	21,192,467

Chesapeake Energy Corp.
12/15/18	7.250%	2,335,000	2,565,581

Cimarex Energy Co.
05/01/22	5.875%	7,356,000	7,668,630
06/01/24	4.375%	1,012,000	961,086

Concho Resources, Inc.
04/01/23	5.500%	5,610,000	5,610,000

Continental Resources, Inc.
09/15/22	5.000%	26,755,000	25,417,250

Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	3,686,000	3,858,133

Oasis Petroleum, Inc.
02/01/19	7.250%	4,288,000	4,095,040

Pioneer Natural Resources Co. Senior Unsecured
07/15/16	5.875%	3,090,000	3,283,706

Range Resources Corp.
06/01/21	5.750%	2,773,000	2,842,325

Whiting Petroleum Corp.
03/15/21	5.750%	7,889,000	7,504,411

Woodside Finance Ltd.(a)
05/10/21	4.600%	20,225,000	21,747,376

Total			122,780,437

Life Insurance 6.1%
Five Corners Funding Trust Senior Unsecured(a)
11/15/23	4.419%	34,325,000	37,698,791

Hartford Financial Services Group, Inc. (The) Senior Unsecured
10/15/17	4.000%	8,725,000	9,330,436

MetLife, Inc. Senior Unsecured
09/15/23	4.368%	9,275,000	10,422,763

Prudential Covered Trust Secured(a)
09/30/15	2.997%	5,391,000	5,456,139

TIAA Asset Management Finance Co. LLC Senior Unsecured(a)
11/01/19	2.950%	11,785,000	12,094,203

Total			75,002,332

Media and Entertainment 4.2%
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,855,000	5,014,302
11/15/19	2.750%	9,640,000	9,896,463

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(a)
11/26/22	3.125%	19,529,000	19,843,612

Thomson Reuters Corp. Senior Unsecured
02/23/17	1.300%	9,570,000	9,583,006
09/30/21	3.950%	3,340,000	3,590,286

Time Warner, Inc.
03/29/21	4.750%	3,495,000	3,925,647

Total			51,853,316

Metals 3.0%
Barrick Gold Corp. Senior Unsecured
05/01/23	4.100%	9,560,000	9,556,501

CONSOL Energy, Inc.
04/01/20	8.250%	10,035,000	10,072,631

Teck Resources Ltd.
02/01/23	3.750%	9,630,000	8,309,265

Vale Overseas Ltd.
01/11/22	4.375%	9,245,000	8,789,961

Total			36,728,358

Midstream 12.9%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	9,510,000	10,682,165

Colorado Interstate Gas Co. LLC
11/15/15	6.800%	9,145,000	9,519,570

Gulfstream Natural Gas System LLC Senior Unsecured(a)
11/01/15	5.560%	2,140,000	2,205,383

Kinder Morgan Energy Partners LP
03/01/21	3.500%	9,405,000	9,502,182
09/01/22	3.950%	18,575,000	18,967,100
02/15/23	3.450%	7,717,000	7,615,876

MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	502,000	527,100

NiSource Finance Corp.
09/15/17	5.250%	8,271,000	9,091,624
09/15/20	5.450%	422,000	484,875

Northwest Pipeline LLC Senior Unsecured
06/15/16	7.000%	7,241,000	7,852,828
04/15/17	5.950%	13,565,000	14,737,626

Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	10,533,000	11,748,877

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
09/15/15	3.950%	2,937,000	2,987,425
06/01/22	3.650%	7,219,000	7,441,887

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC Senior Unsecured(a)
04/15/15	3.900%	11,780,000	11,780,000

Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	15,048,000	15,845,770

Southern Natural Gas Co. LLC Senior Unsecured(a)
04/01/17	5.900%	9,160,000	9,880,342

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,102,000	6,503,280

Total			157,373,910

Natural Gas 0.9%
Sempra Energy Senior Unsecured
04/01/17	2.300%	6,060,000	6,208,088
10/01/22	2.875%	5,145,000	5,231,982

Total			11,440,070

Oil Field Services 3.3%
Noble Holding International Ltd.
03/15/17	2.500%	7,288,000	6,926,559
03/15/22	3.950%	28,993,000	24,789,276
Senior Unsecured
03/01/16	3.050%	3,257,000	3,211,249

Weatherford International Ltd.
02/15/16	5.500%	4,710,000	4,759,855

Total			39,686,939

Property & Casualty 4.8%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	3,789,000	4,294,722

CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	4,954,000	5,350,196
08/15/20	5.875%	6,380,000	7,408,316
08/15/21	5.750%	2,070,000	2,415,137

Liberty Mutual Group, Inc.(a)
06/01/21	5.000%	11,265,000	12,607,889
06/15/23	4.250%	3,363,000	3,601,205
Senior Unsecured
08/15/16	6.700%	18,070,000	19,587,103

Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	3,124,000	3,243,830

Total			58,508,398

Railroads 0.9%
Norfolk Southern Co. Senior Unsecured
01/15/16	5.750%	10,000,000	10,474,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 1.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	4,410,000	4,517,741
03/01/21	5.125%	4,995,000	5,630,199

Valero Energy Corp.
02/01/15	4.500%	4,865,000	4,865,956

Total			15,013,896

Restaurants 1.0%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	8,346,000	8,894,016
11/01/21	3.750%	3,600,000	3,794,271

Total			12,688,287

Transportation Services 1.8%
ERAC U.S.A. Finance LLC(a)
10/15/17	6.375%	3,280,000	3,695,260
10/15/19	2.350%	3,605,000	3,649,688
Senior Unsecured
08/16/21	4.500%	6,175,000	6,851,687

Heathrow Funding Ltd. Senior Secured(a)
06/25/15	2.500%	7,568,000	7,609,760

Total			21,806,395

Wireless 2.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	20,392,000	20,703,834

Rogers Communications, Inc.
03/15/23	3.000%	12,964,000	13,029,300

Total			33,733,134

Wirelines 3.9%
AT&T, Inc. Senior Unsecured
08/15/21	3.875%	4,310,000	4,616,290
12/01/22	2.625%	14,903,000	14,715,878

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	7,760,000	8,078,595
11/01/22	2.450%	21,010,000	20,287,844

Total			47,698,607

Total Corporate Bonds & Notes
(Cost: $1,099,950,527)			1,109,694,073

U.S. Treasury Obligations 0.3%
U.S. Treasury 02/29/16	0.250%	3,505,000	3,506,643

Total U.S. Treasury Obligations
(Cost: $3,493,499)			3,506,643

Foreign Government Obligations(b) 0.8%
Brazil 0.7%
Petrobras International Finance Co. SA
01/27/21	5.375%	8,995,000	8,053,898

Netherlands 0.1%
Petrobras Global Finance BV
03/17/17	3.250%	1,513,000	1,395,803

Total Foreign Government Obligations
(Cost: $10,705,058)			9,449,701

Money Market Funds 6.4%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(c)(d)		78,403,115	78,403,115

Total Money Market Funds
(Cost: $78,403,115)			78,403,115

Total Investments
(Cost: $1,192,552,199)			1,201,053,532

Other Assets & Liabilities, Net			19,467,937

Net Assets			1,220,521,469

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $4,468,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(2,867)	USD	(375,218,625)	03/2015	—	(13,715,752)
US 2YR NOTE	(103)	USD	(22,635,860)	03/2015	—	(90,299)
US 5YR NOTE	(396)	USD	(48,052,125)	03/2015	—	(968,365)
US LONG BOND	(71)	USD	(10,740,969)	03/2015	—	(757,406)

Total			(456,647,579)		—	(15,531,822)

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $273,406,238 or 22.40% of net assets.

(b)	Principal and interest may not be guaranteed by the government.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2015.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	143,977,145	386,132,946	(451,706,976)	78,403,115	52,551	78,403,115

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

Columbia Limited Duration Credit Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	1,109,694,073	—	1,109,694,073

U.S. Treasury Obligations	3,506,643	—	—	3,506,643

Foreign Government Obligations	—	9,449,701	—	9,449,701

Total Bonds	3,506,643	1,119,143,774	—	1,122,650,417

Mutual Funds

Money Market Funds	78,403,115	—	—	78,403,115

Total Mutual Funds	78,403,115	—	—	78,403,115

Investments in Securities	81,909,758	1,119,143,774	—	1,201,053,532
Derivatives

Liabilities

Futures Contracts	(15,531,822)	—	—	(15,531,822)

Total	66,377,936	1,119,143,774	—	1,185,521,710

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of July 31, 2014	23,235,313

Accrued discounts/premiums	(255,224)

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	19,911

Sales	(23,000,000)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of January 31, 2015	—

(a)	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2015 was $19,911.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,114,149,084)	$1,122,650,417

Affiliated issuers (identified cost $78,403,115)	78,403,115

Total investments (identified cost $1,192,552,199)	1,201,053,532

Margin deposits	4,468,100

Receivable for:

Investments sold	10,212,330

Capital shares sold	3,705,547

Dividends	9,833

Interest	12,145,014

Expense reimbursement due from Investment Manager	643

Prepaid expenses	3,480

Other assets	20,691

Total assets	1,231,619,170

Liabilities

Payable for:

Investments purchased	1,143,953

Capital shares purchased	5,294,205

Dividend distributions to shareholders	2,148,072

Variation margin	2,238,251

Investment management fees	12,160

Distribution and/or service fees	7,780

Transfer agent fees	157,988

Administration fees	2,237

Plan administration fees	1

Compensation of board members	51,457

Other expenses	41,597

Total liabilities	11,097,701

Net assets applicable to outstanding capital stock	$1,220,521,469

Represented by

Paid-in capital	$1,231,482,447

Undistributed net investment income	351,447

Accumulated net realized loss	(4,281,936)

Unrealized appreciation (depreciation) on:

Investments	8,501,333

Futures contracts	(15,531,822)

Total — representing net assets applicable to outstanding capital stock	$1,220,521,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

Columbia Limited Duration Credit Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A

Net assets	$607,418,556

Shares outstanding	62,063,735

Net asset value per share	$9.79

Maximum offering price per share(a)	$10.09

Class B

Net assets	$2,187,227

Shares outstanding	223,554

Net asset value per share	$9.78

Class C

Net assets	$76,489,380

Shares outstanding	7,819,702

Net asset value per share	$9.78

Class I

Net assets	$167,284,380

Shares outstanding	17,088,778

Net asset value per share	$9.79

Class K

Net assets	$116,151

Shares outstanding	11,841

Net asset value per share	$9.81

Class R4

Net assets	$17,907,861

Shares outstanding	1,829,792

Net asset value per share	$9.79

Class R5

Net assets	$36,413,469

Shares outstanding	3,718,623

Net asset value per share	$9.79

Class W

Net assets	$213,521,079

Shares outstanding	21,784,965

Net asset value per share	$9.80

Class Y

Net assets	$3,121,877

Shares outstanding	318,867

Net asset value per share	$9.79

Class Z

Net assets	$96,061,489

Shares outstanding	9,812,321

Net asset value per share	$9.79

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$52,551

Interest	15,854,763

Total income	15,907,314

Expenses:

Investment management fees	2,152,299

Distribution and/or service fees

Class A	795,054

Class B	13,359

Class C	390,283

Class W	227,525

Transfer agent fees

Class A	471,544

Class B	1,985

Class C	57,870

Class K	29

Class R4	8,217

Class R5	9,512

Class W	134,691

Class Z	84,142

Administration fees	397,135

Plan administration fees

Class K	146

Compensation of board members	12,130

Custodian fees	10,535

Printing and postage fees	52,688

Registration fees	83,385

Professional fees	22,344

Other	11,559

Total expenses	4,936,432

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(132,211)

Total net expenses	4,804,221

Net investment income	11,103,093

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	2,679,976

Futures contracts	(3,761,322)

Net realized loss	(1,081,346)

Net change in unrealized appreciation (depreciation) on:

Investments	(4,783,030)

Futures contracts	(17,996,264)

Net change in unrealized depreciation	(22,779,294)

Net realized and unrealized loss	(23,860,640)

Net decrease in net assets from operations	$(12,757,547)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

Columbia Limited Duration Credit Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations

Net investment income	$11,103,093	$17,219,602

Net realized gain (loss)	(1,081,346)	3,872,147

Net change in unrealized appreciation (depreciation)	(22,779,294)	8,183,581

Net increase (decrease) in net assets resulting from operations	(12,757,547)	29,275,330

Distributions to shareholders

Net investment income

Class A	(5,736,630)	(14,100,899)

Class B	(13,532)	(64,283)

Class C	(408,947)	(1,252,719)

Class I	(1,493,544)	(4,319,361)

Class K	(1,099)	(2,529)

Class R4	(119,426)	(108,680)

Class R5	(407,048)	(409,574)

Class W	(1,683,974)	(1,303,632)

Class Y	(7,013)	(110)

Class Z	(1,164,253)	(2,766,681)

Net realized gains

Class A	(639,325)	(6,559,175)

Class B	(2,331)	(45,559)

Class C	(74,133)	(878,941)

Class I	(124,262)	(1,701,213)

Class K	(112)	(1,111)

Class R4	(11,741)	(42,695)

Class R5	(38,434)	(28,278)

Class W	(208,653)	(669,542)

Class Y	(10)	(25)

Class Z	(110,233)	(1,350,814)

Total distributions to shareholders	(12,244,700)	(35,605,821)

Increase in net assets from capital stock activity	75,899,574	101,265,424

Total increase in net assets	50,897,327	94,934,933

Net assets at beginning of period	1,169,624,142	1,074,689,209

Net assets at end of period	$1,220,521,469	$1,169,624,142

Undistributed net investment income	$351,447	$283,820

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	13,723,055	136,226,400	23,104,730	230,736,898

Distributions reinvested	625,836	6,182,457	2,021,083	20,149,152

Redemptions	(15,475,914)	(152,930,298)	(26,204,642)	(261,565,619)

Net decrease	(1,127,023)	(10,521,441)	(1,078,829)	(10,679,569)

Class B shares

Subscriptions	13,140	130,215	73,405	734,065

Distributions reinvested	1,578	15,585	10,887	108,435

Redemptions(a)	(106,278)	(1,052,909)	(277,864)	(2,773,735)

Net decrease	(91,560)	(907,109)	(193,572)	(1,931,235)

Class C shares

Subscriptions	1,056,862	10,442,180	1,899,415	18,960,924

Distributions reinvested	44,336	437,420	195,863	1,949,955

Redemptions	(1,204,412)	(11,905,458)	(3,245,302)	(32,380,233)

Net decrease	(103,214)	(1,025,858)	(1,150,024)	(11,469,354)

Class I shares

Subscriptions	4,338,271	42,450,859	1,182,532	11,819,557

Distributions reinvested	163,190	1,612,519	600,292	5,987,600

Redemptions	(3,427,214)	(34,199,467)	(7,760,796)	(77,500,906)

Net increase (decrease)	1,074,247	9,863,911	(5,977,972)	(59,693,749)

Class K shares

Subscriptions	—	—	750	7,500

Distributions reinvested	112	1,108	352	3,515

Redemptions	—	—	(103)	(1,025)

Net increase	112	1,108	999	9,990

Class R4 shares

Subscriptions	1,569,055	15,504,976	556,390	5,551,606

Distributions reinvested	13,287	131,054	15,169	151,216

Redemptions	(353,174)	(3,492,446)	(197,015)	(1,964,256)

Net increase	1,229,168	12,143,584	374,544	3,738,566

Class R5 shares

Subscriptions	1,243,254	12,337,071	4,352,581	43,304,686

Distributions reinvested	44,958	444,379	43,847	437,711

Redemptions	(1,179,974)	(11,649,491)	(983,374)	(9,824,728)

Net increase	108,238	1,131,959	3,413,054	33,917,669

Class W shares

Subscriptions	14,841,214	147,875,047	15,270,943	153,147,822

Distributions reinvested	191,457	1,892,527	197,791	1,972,979

Redemptions	(7,788,154)	(77,897,361)	(1,872,640)	(18,718,534)

Net increase	7,244,517	71,870,213	13,596,094	136,402,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

Columbia Limited Duration Credit Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Y shares

Subscriptions	342,599	3,360,487	762	7,596

Distributions reinvested	705	6,904	—	—

Redemptions	(25,446)	(249,027)	—	—

Net increase	317,858	3,118,364	762	7,596

Class Z shares

Subscriptions	4,583,583	45,543,531	13,154,934	131,523,695

Distributions reinvested	93,237	921,578	229,848	2,292,887

Redemptions	(5,692,773)	(56,240,266)	(12,321,696)	(122,853,339)

Net increase (decrease)	(1,015,953)	(9,775,157)	1,063,086	10,963,243

Total net increase	7,636,390	75,899,574	10,048,142	101,265,424

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.99		$10.04		$10.15		$10.10		$9.94	$9.46

Income from investment operations:

Net investment income	0.09		0.16		0.16		0.25		0.31	0.38

Net realized and unrealized gain (loss)	(0.19)		0.11		0.05		0.03		0.17	0.50

Total from investment operations	(0.10)		0.27		0.21		0.28		0.48	0.88

Less distributions to shareholders:

Net investment income	(0.09)		(0.22)		(0.16)		(0.23)		(0.32)	(0.40)

Net realized gains	(0.01)		(0.10)		(0.16)		—		—	—

Total distributions to shareholders	(0.10)		(0.32)		(0.32)		(0.23)		(0.32)	(0.40)

Net asset value, end of period	$9.79		$9.99		$10.04		$10.15		$10.10	$9.94

Total return	(1.02%)		2.78%		2.11%		2.87%		4.87%	9.40%

Ratios to average net assets(a)

Total gross expenses	0.86	%(b)	0.87%		0.86%		0.88%		0.94%	0.96%

Total net expenses(c)	0.83	%(b)	0.84	%(d)	0.85	%(d)	0.84	%(d)	0.86%	0.85%

Net investment income	1.82	%(b)	1.55%		1.56%		2.45%		3.11%	3.90%

Supplemental data

Net assets, end of period (in thousands)	$607,419		$631,359		$645,559		$624,738		$516,916	$392,689

Portfolio turnover	26%		93%		87%		106%		113%	101%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.99		$10.04		$10.14		$10.10		$9.94	$9.46

Income from investment operations:

Net investment income	0.05		0.08		0.08		0.17		0.24	0.31

Net realized and unrealized gain (loss)	(0.20)		0.12		0.07		0.03		0.17	0.49

Total from investment operations	(0.15)		0.20		0.15		0.20		0.41	0.80

Less distributions to shareholders:

Net investment income	(0.05)		(0.15)		(0.09)		(0.16)		(0.25)	(0.32)

Net realized gains	(0.01)		(0.10)		(0.16)		—		—	—

Total distributions to shareholders	(0.06)		(0.25)		(0.25)		(0.16)		(0.25)	(0.32)

Net asset value, end of period	$9.78		$9.99		$10.04		$10.14		$10.10	$9.94

Total return	(1.49%)		2.01%		1.45%		1.99%		4.08%	8.59%

Ratios to average net assets(a)

Total gross expenses	1.61	%(b)	1.61%		1.61%		1.63%		1.69%	1.73%

Total net expenses(c)	1.58	%(b)	1.59	%(d)	1.60	%(d)	1.60	%(d)	1.61%	1.61%

Net investment income	1.05	%(b)	0.81%		0.81%		1.70%		2.36%	3.18%

Supplemental data

Net assets, end of period (in thousands)	$2,187		$3,147		$5,108		$6,385		$8,756	$11,562

Portfolio turnover	26%		93%		87%		106%		113%	101%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.99		$10.04		$10.14		$10.10		$9.94	$9.45

Income from investment operations:

Net investment income	0.05		0.08		0.08		0.17		0.23	0.30

Net realized and unrealized gain (loss)	(0.20)		0.12		0.07		0.03		0.18	0.51

Total from investment operations	(0.15)		0.20		0.15		0.20		0.41	0.81

Less distributions to shareholders:

Net investment income	(0.05)		(0.15)		(0.09)		(0.16)		(0.25)	(0.32)

Net realized gains	(0.01)		(0.10)		(0.16)		—		—	—

Total distributions to shareholders	(0.06)		(0.25)		(0.25)		(0.16)		(0.25)	(0.32)

Net asset value, end of period	$9.78		$9.99		$10.04		$10.14		$10.10	$9.94

Total return	(1.49%)		2.01%		1.45%		2.00%		4.09%	8.70%

Ratios to average net assets(a)

Total gross expenses	1.61	%(b)	1.62%		1.61%		1.63%		1.69%	1.71%

Total net expenses(c)	1.58	%(b)	1.59	%(d)	1.60	%(d)	1.59	%(d)	1.61%	1.60%

Net investment income	1.07	%(b)	0.81%		0.81%		1.70%		2.34%	3.12%

Supplemental data

Net assets, end of period (in thousands)	$76,489		$79,115		$91,079		$90,079		$72,019	$49,324

Portfolio turnover	26%		93%		87%		106%		113%	101%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.99		$10.05	$10.15	$10.11	$9.94	$9.46

Income from investment operations:

Net investment income	0.11		0.19	0.20	0.28	0.34	0.42

Net realized and unrealized gain (loss)	(0.19)		0.11	0.06	0.03	0.19	0.49

Total from investment operations	(0.08)		0.30	0.26	0.31	0.53	0.91

Less distributions to shareholders:

Net investment income	(0.11)		(0.26)	(0.20)	(0.27)	(0.36)	(0.43)

Net realized gains	(0.01)		(0.10)	(0.16)	—	—	—

Total distributions to shareholders	(0.12)		(0.36)	(0.36)	(0.27)	(0.36)	(0.43)

Net asset value, end of period	$9.79		$9.99	$10.05	$10.15	$10.11	$9.94

Total return	(0.83%)		3.06%	2.60%	3.17%	5.34%	9.79%

Ratios to average net assets(a)

Total gross expenses	0.46	%(b)	0.46%	0.47%	0.46%	0.58%	0.61%

Total net expenses(c)	0.46	%(b)	0.46%	0.47%	0.46%	0.52%	0.49%

Net investment income	2.20	%(b)	1.93%	1.94%	2.83%	3.41%	4.34%

Supplemental data

Net assets, end of period (in thousands)	$167,284		$160,050	$220,958	$207,343	$216,337	$126,852

Portfolio turnover	26%		93%	87%	106%	113%	101%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.01		$10.07	$10.17	$10.13	$9.97	$9.49

Income from investment operations:

Net investment income	0.09		0.16	0.18	0.26	0.32	0.38

Net realized and unrealized gain (loss)	(0.19)		0.11	0.05	0.02	0.17	0.50

Total from investment operations	(0.10)		0.27	0.23	0.28	0.49	0.88

Less distributions to shareholders:

Net investment income	(0.09)		(0.23)	(0.17)	(0.24)	(0.33)	(0.40)

Net realized gains	(0.01)		(0.10)	(0.16)	—	—	—

Total distributions to shareholders	(0.10)		(0.33)	(0.33)	(0.24)	(0.33)	(0.40)

Net asset value, end of period	$9.81		$10.01	$10.07	$10.17	$10.13	$9.97

Total return	(0.98%)		2.76%	2.29%	2.87%	4.92%	9.45%

Ratios to average net assets(a)

Total gross expenses	0.76	%(b)	0.76%	0.76%	0.76%	0.89%	0.91%

Total net expenses(c)	0.76	%(b)	0.76%	0.76%	0.76%	0.82%	0.79%

Net investment income	1.89	%(b)	1.63%	1.72%	2.54%	3.16%	3.93%

Supplemental data

Net assets, end of period (in thousands)	$116		$117	$108	$455	$575	$541

Portfolio turnover	26%		93%	87%	106%	113%	101%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.99		$10.04		$10.12

Income from investment operations:

Net investment income	0.10		0.18		0.07

Net realized and unrealized gain (loss)	(0.19)		0.12		(0.08	)(b)

Total from investment operations	(0.09)		0.30		(0.01)

Less distributions to shareholders:

Net investment income	(0.10)		(0.25)		(0.07)

Net realized gains	(0.01)		(0.10)		—

Total distributions to shareholders	(0.11)		(0.35)		(0.07)

Net asset value, end of period	$9.79		$9.99		$10.04

Total return	(0.89%)		3.04%		(0.07%)

Ratios to average net assets(c)

Total gross expenses	0.61	%(d)	0.62%		0.62	%(d)

Total net expenses(e)	0.58	%(d)	0.59	%(f)	0.60	%(d)(f)

Net investment income	2.13	%(d)	1.80%		1.76	%(d)

Supplemental data

Net assets, end of period (in thousands)	$17,908		$6,000		$2,270

Portfolio turnover	26%		93%		87%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.00		$10.05	$10.30

Income from investment operations:

Net investment income	0.11		0.18	0.14

Net realized and unrealized gain (loss)	(0.20)		0.13	(0.10	)(b)

Total from investment operations	(0.09)		0.31	0.04

Less distributions to shareholders:

Net investment income	(0.11)		(0.26)	(0.13)

Net realized gains	(0.01)		(0.10)	(0.16)

Total distributions to shareholders	(0.12)		(0.36)	(0.29)

Net asset value, end of period	$9.79		$10.00	$10.05

Total return	(0.95%)		3.12%	0.44%

Ratios to average net assets(c)

Total gross expenses	0.51	%(d)	0.51%	0.55	%(d)

Total net expenses(e)	0.51	%(d)	0.51%	0.54	%(d)

Net investment income	2.15	%(d)	1.84%	1.99	%(d)

Supplemental data

Net assets, end of period (in thousands)	$36,413		$36,091	$1,983

Portfolio turnover	26%		93%	87%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class W	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.01		$10.06		$10.16		$10.12		$9.95	$9.47

Income from investment operations:

Net investment income	0.09		0.15		0.16		0.25		0.26	0.38

Net realized and unrealized gain (loss)	(0.20)		0.12		0.06		0.03		0.23	0.49

Total from investment operations	(0.11)		0.27		0.22		0.28		0.49	0.87

Less distributions to shareholders:

Net investment income	(0.09)		(0.22)		(0.16)		(0.24)		(0.32)	(0.39)

Net realized gains	(0.01)		(0.10)		(0.16)		—		—	—

Total distributions to shareholders	(0.10)		(0.32)		(0.32)		(0.24)		(0.32)	(0.39)

Net asset value, end of period	$9.80		$10.01		$10.06		$10.16		$10.12	$9.95

Total return	(1.11%)		2.77%		2.21%		2.78%		4.97%	9.30%

Ratios to average net assets(a)

Total gross expenses	0.85	%(b)	0.87%		0.86%		0.88%		0.89%	1.08%

Total net expenses(c)	0.83	%(b)	0.83	%(d)	0.85	%(d)	0.84	%(d)	0.86%	0.93%

Net investment income	1.84	%(b)	1.50%		1.61%		2.45%		2.64%	3.92%

Supplemental data

Net assets, end of period (in thousands)	$213,521		$145,507		$9,498		$15,593		$12,353	$5

Portfolio turnover	26%		93%		87%		106%		113%	101%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.00		$10.05	$10.13

Income from investment operations:

Net investment income	0.12		0.19	0.07

Net realized and unrealized gain (loss)	(0.21)		0.12	(0.08	)(b)

Total from investment operations	(0.09)		0.31	(0.01)

Less distributions to shareholders:

Net investment income	(0.11)		(0.26)	(0.07)

Net realized gains	(0.01)		(0.10)	—

Total distributions to shareholders	(0.12)		(0.36)	(0.07)

Net asset value, end of period	$9.79		$10.00	$10.05

Total return	(0.93%)		3.16%	(0.14%)

Ratios to average net assets(c)

Total gross expenses	0.51	%(d)	0.46%	0.44	%(d)

Total net expenses(e)	0.46	%(d)	0.46%	0.44	%(d)

Net investment income	2.67	%(d)	1.87%	1.81	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3,122		$10	$2

Portfolio turnover	26%		93%	87%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

Columbia Limited Duration Credit Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.99		$10.05		$10.15		$10.11		$10.05

Income from investment operations:

Net investment income	0.10		0.18		0.18		0.27		0.25

Net realized and unrealized gain (loss)	(0.19)		0.11		0.07		0.03		0.09

Total from investment operations	(0.09)		0.29		0.25		0.30		0.34

Less distributions to shareholders:

Net investment income	(0.10)		(0.25)		(0.19)		(0.26)		(0.28)

Net realized gains	(0.01)		(0.10)		(0.16)		—		—

Total distributions to shareholders	(0.11)		(0.35)		(0.35)		(0.26)		(0.28)

Net asset value, end of period	$9.79		$9.99		$10.05		$10.15		$10.11

Total return	(0.89%)		2.93%		2.46%		3.05%		3.49%

Ratios to average net assets(b)

Total gross expenses	0.61	%(c)	0.62%		0.61%		0.63%		0.67	%(c)

Total net expenses(d)	0.58	%(c)	0.59	%(e)	0.60	%(e)	0.59	%(e)	0.61	%(c)

Net investment income	2.07	%(c)	1.81%		1.80%		2.69%		3.01	%(c)

Supplemental data

Net assets, end of period (in thousands)	$96,061		$108,228		$98,123		$97,765		$29,799

Portfolio turnover	26%		93%		87%		106%		113%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Semiannual Report 2015	27

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To

28	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	15,531,822	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(3,761,322)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(17,996,264)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	444,180,071

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

Semiannual Report 2015	29

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom

30	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,463.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R4	0.15
Class R5	0.05
Class W	0.15
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $609,000 and $507,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Semiannual Report 2015	31

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $138,495 for Class A, $28 for Class B and $5,649 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	0.83%	0.83%
Class B	1.58	1.58
Class C	1.58	1.58
Class I	0.46	0.48
Class K	0.76	0.78
Class R4	0.58	0.58
Class R5	0.51	0.53
Class W	0.83	0.83
Class Y	0.46	0.48
Class Z	0.58	0.58

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $1,192,552,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,331,000
Unrealized depreciation	(15,829,000)
Net unrealized appreciation	$8,502,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $380,707,862 and $287,773,285, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 78.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

32	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The

Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to

Semiannual Report 2015	33

Columbia Limited Duration Credit Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

34	Semiannual Report 2015

Columbia Limited Duration Credit Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	35

Columbia Limited Duration Credit Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR183_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA MINNESOTA TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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mutual fund commentary and more at columbiathreadneedle.com/us.

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*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

CT-MK (03/15) 5383/1125800

President’s Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>	Fund and strategy names

>	Established investment teams, philosophies and processes

>	Account services, features, servicing phone numbers and mailing addresses

>	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>

Columbia Minnesota Tax-Exempt Fund (the Fund) Class A shares returned 4.58% excluding sales charges for the six-month period that ended January 31, 2015. Class Z shares of the Fund returned 4.71% for the same time period.

>	During the same six-month period, the Barclays Minnesota Municipal Bond Index returned 3.64% and the broader Barclays Municipal Bond Index returned 4.52%.

Average Annual Total Returns (%) (for period ended January 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/18/86
Excluding sales charges		4.58	9.11	5.58	4.58
Including sales charges		1.43	5.75	4.95	4.26
Class B	03/20/95
Excluding sales charges		4.18	8.28	4.83	3.82
Including sales charges		-0.82	3.28	4.49	3.82
Class C	06/26/00
Excluding sales charges		4.18	8.30	4.79	3.80
Including sales charges		3.18	7.30	4.79	3.80
Class R4*	03/19/13	4.52	9.39	5.69	4.64
Class R5*	12/11/13	4.53	9.42	5.65	4.62
Class Z*	09/27/10	4.71	9.58	5.81	4.70
Barclays Minnesota Municipal Bond Index		3.64	6.79	4.78	4.64
Barclays Municipal Bond Index		4.52	8.86	5.42	4.82

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

Columbia Minnesota Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Catherine Stienstra

Quality Breakdown (%) (at January 31, 2015)
AAA rating	0.9
AA rating	30.6
A rating	35.5
BBB rating	15.9
Not rated	17.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.80	1,020.96	4.21	4.15	0.82
Class B	1,000.00	1,000.00	1,041.80	1,017.20	8.04	7.94	1.57
Class C	1,000.00	1,000.00	1,041.80	1,017.20	8.04	7.94	1.57
Class R4	1,000.00	1,000.00	1,045.20	1,022.21	2.92	2.89	0.57
Class R5	1,000.00	1,000.00	1,045.30	1,022.31	2.82	2.79	0.55
Class Z	1,000.00	1,000.00	1,047.10	1,022.21	2.93	2.89	0.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.1%
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Series 2011
01/01/25	5.000%	2,000,000	2,332,140
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,158,620
01/01/31	5.000%	750,000	866,895
Subordinated Series 2014A
01/01/34	5.000%	1,000,000	1,168,260
Revenue Bonds Senior Series 2010A
01/01/35	5.000%	6,795,000	7,852,302
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,572,090

Minneapolis-St. Paul Metropolitan Airports Commission(a) Refunding Revenue Bonds Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,065,437

Total			19,015,744

Assisted Living 0.4%
City of Red Wing Refunding Revenue Bonds Deer Crest Project Series 2012A
11/01/32	5.000%	325,000	346,193
11/01/42	5.000%	1,250,000	1,314,988

Total			1,661,181

Health Services 3.7%
City of Center City Revenue Bonds Hazelden Betty Ford Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,739,216
Series 2014
11/01/44	5.000%	500,000	573,060

City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,151,980

St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	1,000,000	1,061,160
05/15/26	5.250%	1,000,000	1,055,980
05/15/36	5.250%	9,000,000	9,451,710

Total			17,033,106

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 12.7%
Minnesota Higher Education Facilities Authority Revenue Bonds Bethel University 6th Series 2007R
05/01/23	5.500%	275,000	287,955
05/01/37	5.500%	6,000,000	6,228,360

Carleton College 6th Series 2008T
01/01/28	5.000%	3,000,000	3,316,020

College of St. Benedict 7th Series 2011M
03/01/31	5.000%	300,000	331,827
03/01/36	5.125%	275,000	303,050
Series 2008V
03/01/18	5.000%	500,000	553,225

College of St. Scholastica Series 2010H
12/01/30	5.125%	870,000	957,966
12/01/35	5.250%	1,000,000	1,109,100
Series 2011-7J
12/01/40	6.300%	1,800,000	2,064,582
Series 2012
12/01/27	4.250%	350,000	369,229
12/01/32	4.000%	350,000	354,690

Hamline University 7th Series 2010E
10/01/29	5.000%	500,000	553,685
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,145,580
10/01/40	6.000%	4,000,000	4,556,840

St. Catherine University 7th Series 2012Q
10/01/25	5.000%	325,000	373,305
10/01/26	5.000%	280,000	318,049
10/01/27	5.000%	200,000	225,318
10/01/32	5.000%	700,000	776,517

St. John’s University 6th Series 2005G
10/01/22	5.000%	5,130,000	5,292,108
6th Series 2008U
10/01/28	4.750%	1,000,000	1,106,810

St. Olaf College 6th Series 2007O
10/01/22	5.000%	3,040,000	3,270,493

University of St. Thomas 6th Series 2008W
10/01/30	6.000%	3,625,000	3,897,528
6th Series 2009X
04/01/39	5.250%	6,000,000	6,485,100

Unrefunded Revenue Bonds College of St. Benedict Series 2008
03/01/23	4.750%	730,000	778,041

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Minnesota Revenue Bonds Series 2009A
04/01/34	5.125%	1,000,000	1,151,450
Series 2011A
12/01/31	5.250%	5,000,000	6,010,550
Series 2011D
12/01/36	5.000%	5,985,000	7,001,612

Total			58,818,990

Hospital 22.6%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	501,865

City of Glencoe Refunding Revenue Bonds Glencoe Regional Health Services Project Series 2013
04/01/23	4.000%	400,000	429,832
04/01/24	4.000%	745,000	798,186
04/01/26	4.000%	500,000	531,780
04/01/31	4.000%	1,450,000	1,527,546

City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/19	5.000%	1,965,000	2,122,829
05/01/20	5.000%	1,000,000	1,081,090
05/01/21	5.000%	1,500,000	1,618,860
05/01/37	5.250%	6,610,000	6,972,757

North Memorial Health Care Series 2005
09/01/35	5.000%	2,500,000	2,534,625

City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities Series 2010A
08/15/25	5.250%	1,000,000	1,170,460
08/15/30	5.000%	2,500,000	2,536,775
08/15/35	5.250%	2,275,000	2,606,991

City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,261,695

City of Northfield Hospital & Skilled Nursing Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,597,185

City of Rochester Revenue Bonds Olmsted Medical Center Project Series 2010
07/01/30	5.875%	1,950,000	2,232,633
Series 2013
07/01/24	5.000%	300,000	363,465

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
07/01/27	5.000%	245,000	291,751
07/01/28	5.000%	225,000	266,713
07/01/33	5.000%	650,000	753,415

City of Rochester(b) Revenue Bonds Mayo Clinic Series 2011C
11/15/38	4.500%	2,000,000	2,374,320

City of Shakopee Redunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	1,000,000	1,166,430

City of St. Cloud Refunding Revenue Bonds CentraCare Health System Series 2014B
05/01/24	5.000%	1,400,000	1,730,932
Revenue Bonds CentraCare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,694,950

City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009
07/01/39	5.750%	6,400,000	7,457,344

Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/26	5.625%	3,000,000	3,354,480

City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,775,077

City of Winona Refunding Revenue Bonds Winona Health Obligation Group Series 2007
07/01/31	5.150%	2,000,000	2,091,660
Series 2012
07/01/34	5.000%	750,000	824,108

County of Chippewa Revenue Bonds Montevideo Hospital Project Series 2007
03/01/20	5.375%	1,940,000	2,059,155
03/01/21	5.375%	1,045,000	1,106,989

County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/27	5.750%	1,000,000	1,054,190
11/01/37	5.750%	2,250,000	2,347,155

Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,909,185

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,141,747
Series 2009A-1
11/15/29	5.250%	7,000,000	8,087,660

Gillette Children’s Specialty Series 2009
02/01/27	5.000%	7,445,000	8,173,344
02/01/29	5.000%	3,000,000	3,282,780

Healtheast Project Series 2005
11/15/25	6.000%	2,000,000	2,071,660
11/15/30	6.000%	1,490,000	1,544,102
11/15/35	6.000%	3,500,000	3,623,970

Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,786,476

Total			104,858,167

Joint Power Authority 11.5%
Central Minnesota Municipal Power Agency Revenue Bonds Brookings-Southeast Twin Cities Transmission Project Series 2012
01/01/19	5.000%	1,925,000	2,192,325
01/01/42	5.000%	1,500,000	1,699,185

City of Chaska Electric Refunding Revenue Bonds Generating Facilities Series 2005A
10/01/30	5.000%	3,800,000	3,907,046

Hutchinson Utilities Commission Revenue Bonds Series 2012A
12/01/22	5.000%	250,000	303,162
12/01/25	5.000%	400,000	478,528

Minnesota Municipal Power Agency Refunding Revenue Bonds Series 2014
10/01/32	5.000%	250,000	298,638
10/01/33	5.000%	250,000	297,935
Series 2014A
10/01/35	5.000%	1,000,000	1,184,270
Revenue Bonds Series 2010A
10/01/35	5.250%	7,000,000	7,991,550

Northern Municipal Power Agency Revenue Bonds Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,883,600
Series 2008A
01/01/21	5.000%	3,500,000	3,890,005

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A
01/01/30	5.000%	340,000	398,058
01/01/31	5.000%	460,000	536,756

Southern Minnesota Municipal Power Agency Revenue Bonds Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,362,480

Southern Minnesota Municipal Power Agency(c) Revenue Bonds Capital Appreciation Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,686,300
01/01/26	0.000%	10,000,000	7,574,800

Western Minnesota Municipal Power Agency Refunding Revenue Bonds Series 2012A
01/01/29	5.000%	1,200,000	1,432,380
01/01/30	5.000%	1,000,000	1,190,460
Revenue Bonds Series 2014A
01/01/40	5.000%	1,000,000	1,181,210
01/01/46	5.000%	5,000,000	5,875,700

Total			53,364,388

Local Appropriation 2.3%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	2,009,145

Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,522,840

Goodhue County Education District No. 6051 Certificate of Participation Series 2014
02/01/29	5.000%	1,200,000	1,408,800
02/01/34	5.000%	1,200,000	1,387,092
02/01/39	5.000%	1,300,000	1,490,541

Total			10,818,418

Local General Obligation 6.0%
Centennial Independent School District No. 12(c)(d) Unlimited General Obligation Bonds Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	643,370
02/01/33	0.000%	750,000	372,780

City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,165,760

County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	559,655

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT(a)
11/01/30	5.000%	2,010,000	2,306,656

County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A
02/01/23	5.000%	1,125,000	1,249,358

Farmington Independent School District No. 192 Unlimited General Obligation Refunding Bonds Series 2015A (School District Credit Enhancement Program)(d)
02/01/26	5.000%	4,155,000	5,129,763

Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,664,679

Mahtomedi Independent School District No. 832 Unlimited General Obligation Refunding Bonds School Building Series 2014A
02/01/30	5.000%	500,000	613,995
02/01/31	5.000%	1,140,000	1,395,371

Waconia Independent School District No. 110 Unlimited General Obligation Refunding Bonds Series 2015A
02/01/25	5.000%	3,470,000	4,331,566

Waconia Independent School District No. 110(d) Unlimited General Obligation Bonds Series 2015B
02/01/37	5.000%	3,765,000	4,552,676

Total			27,985,629

Multi-Family 3.8%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,686,375

Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,634,460

City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	1,000,000	1,051,440
12/01/30	6.000%	3,000,000	3,172,380

City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,603,200

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,227,940

Oakgreen Commons Project Memory Series 2013
08/01/43	6.500%	1,000,000	1,101,880

City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,324,900

Total			17,802,575

Nursing Home 5.1%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Senior Series 2011B
11/01/34	6.875%	2,765,000	3,020,043
Series 2011A
11/01/40	7.000%	1,000,000	1,089,710
11/01/46	7.000%	1,000,000	1,087,500

City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,631,286

City of Sartell Revenue Bonds Country Manor Campus Series 2010A
09/01/30	6.125%	840,000	866,813
09/01/36	6.250%	925,000	955,904
09/01/42	6.375%	2,435,000	2,517,376

City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,571,150

Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,067,380

St. Paul Housing & Redevelopment Authority Revenue Bonds Episcopal Homes Project Senior Series 2013
05/01/38	5.000%	1,200,000	1,245,924
05/01/48	5.125%	6,250,000	6,512,750

Total			23,565,836

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,699,545

Other Utility 0.4%
St. Paul Port Authority(a) Revenue Bonds Energy Park Utility Co. Project Series 2012 AMT
08/01/28	5.450%	250,000	266,290
08/01/36	5.700%	1,250,000	1,331,187

Total			1,597,477

Pool / Bond Bank 0.8%
City of Minneapolis Limited Tax Revenue Bonds Supported Common Bond Series 2010
12/01/30	6.250%	1,000,000	1,222,830

City of Minneapolis(a) Limited Tax Revenue Bonds Common Bond Fund Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,097,214
06/01/28	5.000%	1,500,000	1,565,415

Total			3,885,459

Prep School 4.0%
City of Cologne Revenue Bonds Cologne Academy Charter School Project Series 2014A
07/01/34	5.000%	500,000	535,660
07/01/45	5.000%	2,070,000	2,177,909

City of Forest Lake Revenue Bonds Lakes International Language Academy Series 2014
08/01/36	5.500%	500,000	556,665
08/01/44	5.750%	1,500,000	1,672,320

City of Woodbury Revenue Bonds MSA Building Co. Series 2012A
12/01/32	5.000%	220,000	235,545
12/01/43	5.000%	1,500,000	1,583,445

County of Anoka Revenue Bonds Spectrum Building Co. Series 2012A
06/01/27	5.000%	290,000	310,086
06/01/32	5.000%	300,000	316,359
06/01/43	5.000%	1,000,000	1,041,670

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
06/01/47	5.000%	1,600,000	1,661,568

St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,341,050

St. Paul Conservatory Series 2013A
03/01/28	4.000%	200,000	199,792
03/01/43	4.625%	1,000,000	1,028,850
Revenue Bonds Nova Classical Academy Series 2011A
09/01/42	6.625%	1,500,000	1,729,920

Total			18,390,839

Refunded / Escrowed 0.9%
Minnesota Municipal Power Agency Prerefunded 10/01/15 Revenue Bonds Series 2005
10/01/30	5.000%	3,500,000	3,613,400

Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	630,000	665,715

Total			4,279,115

Retirement Communities 3.9%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,525,376

City of Hayward Refunding Revenue Bonds St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	2,037,220

City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,015,590

City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/27	6.000%	1,250,000	1,332,862
10/01/33	6.000%	3,000,000	3,191,520
10/01/47	6.250%	1,265,000	1,345,543

City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,112,914

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,545,495

Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,084,940

Total			18,191,460

Sales Tax 0.3%
City of St. Paul Revenue Bonds Series 2014G
11/01/32	5.000%	1,250,000	1,484,400

Single Family 1.6%
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	242,973	247,327
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	885,000	965,650

Minnesota Housing Finance Agency Revenue Bonds Residential Housing Finance Series 2008A
07/01/23	4.650%	165,000	175,022
Series 2009
01/01/40	5.100%	710,000	762,135

Minnesota Housing Finance Agency(a) Revenue Bonds Residential Housing Finance Series 2006B AMT
07/01/26	4.750%	860,000	865,745
07/01/31	4.850%	1,160,000	1,166,554
Series 2006I AMT
07/01/26	5.050%	2,615,000	2,660,213
Series 2006M AMT
01/01/37	5.750%	10,000	10,016

Minnesota Housing Finance Agency(a)(b) Revenue Bonds Residential Housing Finance Series 2007D AMT
01/01/38	5.500%	335,000	337,204

Total			7,189,866

Special Non Property Tax 4.3%
City of Lakeville Liquor Revenue Bonds Series 2007
02/01/22	5.000%	175,000	178,742
02/01/27	5.000%	225,000	231,925

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Hennepin Sales Tax Revenue Bonds 2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,622,641
12/15/29	5.000%	1,825,000	2,016,369

Territory of Guam(e) Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,925,110
Series 2011A
01/01/42	5.125%	1,200,000	1,353,444

Virgin Islands Public Finance Authority(e) Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A
10/01/32	5.000%	4,000,000	4,491,840
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012-A
10/01/32	5.000%	2,905,000	3,262,199

Total			20,082,270

Special Property Tax 0.5%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,330,000	2,461,552

State Appropriated 9.1%
St. Paul Port Authority Refunding Revenue Bonds Freeman Office Building 2nd Series 2013
12/01/17	4.000%	1,280,000	1,397,325

State of Minnesota Refunding Revenue Bonds Appropriation Series 2012B
03/01/24	5.000%	2,210,000	2,689,437
03/01/25	5.000%	7,600,000	9,215,912
03/01/28	5.000%	6,000,000	7,206,360
03/01/29	5.000%	4,250,000	5,072,928
Revenue Bonds Appropriation Series 2014A
06/01/38	5.000%	8,880,000	10,482,307

University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,876,800

Total			41,941,069

Total Municipal Bonds
(Cost: $418,794,825)			456,127,086

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b) Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM)
08/15/34	0.020%	500,000	500,000
Children’s Hospitals Clinics VRDN Series 2007A (AGM)
08/15/37	0.020%	2,500,000	2,500,000

Total Floating Rate Notes
(Cost: $3,000,000)			3,000,000

Money Market Funds 2.0%
	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(f)	9,437,145	9,437,145

Total Money Market Funds
(Cost: $9,437,145)		9,437,145

Total Investments
(Cost: $431,231,970)		468,564,231

Other Assets & Liabilities, Net		(5,116,996)

Net Assets		463,447,235

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.

(b)	Variable rate security.

(c)	Zero coupon bond.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $13,032,593 or 2.81% of net assets.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2015.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Municipal Bonds	—	456,127,086	—	456,127,086

Total Bonds	—	456,127,086	—	456,127,086

Short-Term Securities

Floating Rate Notes	—	3,000,000	—	3,000,000

Total Short-Term Securities	—	3,000,000	—	3,000,000

Mutual Funds

Money Market Funds	9,437,145	—	—	9,437,145

Total Mutual Funds	9,437,145	—	—	9,437,145

Total	9,437,145	459,127,086	—	468,564,231

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

Columbia Minnesota Tax-Exempt Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets

Investments, at value (identified cost $431,231,970)	$468,564,231

Receivable for:

Investments sold	89,577

Capital shares sold	1,485,076

Interest	5,584,869

Prepaid expenses	2,170

Total assets	475,725,923

Liabilities

Payable for:

Investments purchased on a delayed delivery basis	10,591,145

Capital shares purchased	247,357

Dividend distributions to shareholders	1,310,081

Investment management fees	5,056

Distribution and/or service fees	4,098

Transfer agent fees	25,353

Administration fees	856

Compensation of board members	34,316

Other expenses	60,426

Total liabilities	12,278,688

Net assets applicable to outstanding capital stock	$463,447,235

Represented by

Paid-in capital	$427,050,600

Undistributed net investment income	335,075

Accumulated net realized loss	(1,270,701)

Unrealized appreciation (depreciation) on:

Investments	37,332,261

Total — representing net assets applicable to outstanding capital stock	$463,447,235

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A

Net assets	$408,628,383

Shares outstanding	72,456,776

Net asset value per share	$5.64

Maximum offering price per share(a)	$5.92

Class B

Net assets	$631,286

Shares outstanding	111,750

Net asset value per share	$5.65

Class C

Net assets	$47,466,506

Shares outstanding	8,415,602

Net asset value per share	$5.64

Class R4

Net assets	$604,114

Shares outstanding	107,235

Net asset value per share	$5.63

Class R5

Net assets	$10,513

Shares outstanding	1,866

Net asset value per share	$5.63

Class Z

Net assets	$6,106,433

Shares outstanding	1,083,611

Net asset value per share	$5.64

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

Columbia Minnesota Tax-Exempt Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income

Income:

Dividends	$225

Interest	9,759,755

Total income	9,759,980

Expenses:

Investment management fees	891,297

Distribution and/or service fees

Class A	494,759

Class B	3,449

Class C	219,642

Transfer agent fees

Class A	139,295

Class B	243

Class C	15,453

Class R4	135

Class R5	3

Class Z	1,693

Administration fees	151,103

Compensation of board members	7,614

Custodian fees	2,476

Printing and postage fees	17,562

Registration fees	18,176

Professional fees	17,526

Other	8,487

Total expenses	1,988,913

Net investment income	7,771,067

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	593,351

Net realized gain	593,351

Net change in unrealized appreciation (depreciation) on:

Investments	11,154,022

Net change in unrealized appreciation	11,154,022

Net realized and unrealized gain	11,747,373

Net increase in net assets resulting from operations	$19,518,440

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014(a)
Operations

Net investment income	$7,771,067	$15,740,245

Net realized gain (loss)	593,351	(675,955)

Net change in unrealized appreciation	11,154,022	16,809,251

Net increase in net assets resulting from operations	19,518,440	31,873,541

Distributions to shareholders

Net investment income

Class A	(7,049,690)	(14,319,122)

Class B	(9,660)	(28,614)

Class C	(616,577)	(1,185,107)

Class R4	(7,443)	(4,975)

Class R5	(199)	(164)

Class Z	(92,497)	(106,631)

Net realized gains

Class A	—	(934,118)

Class B	—	(2,398)

Class C	—	(93,275)

Class R4	—	(85)

Class Z	—	(6,174)

Total distributions to shareholders	(7,776,066)	(16,680,663)

Increase (decrease) in net assets from capital stock activity	18,389,356	(21,968,907)

Total increase (decrease) in net assets	30,131,730	(6,776,029)

Net assets at beginning of period	433,315,505	440,091,534

Net assets at end of period	$463,447,235	$433,315,505

Undistributed net investment income	$335,075	$340,074

(a)	Class R5 shares are based on operations from December 11, 2013 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

Columbia Minnesota Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	4,418,992	24,556,916	6,393,430	34,388,704

Distributions reinvested	1,130,131	6,291,116	2,527,185	13,565,989

Redemptions	(3,495,931)	(19,407,088)	(13,442,678)	(71,586,169)

Net increase (decrease)	2,053,192	11,440,944	(4,522,063)	(23,631,476)

Class B shares

Subscriptions	271	1,504	3,264	17,556

Distributions reinvested	1,716	9,562	5,610	30,115

Redemptions(b)	(31,094)	(172,954)	(95,531)	(511,284)

Net decrease	(29,107)	(161,888)	(86,657)	(463,613)

Class C shares

Subscriptions	1,044,075	5,813,008	1,505,465	8,101,007

Distributions reinvested	106,507	592,929	227,673	1,222,443

Redemptions	(407,203)	(2,259,790)	(1,579,390)	(8,417,952)

Net increase	743,379	4,146,147	153,748	905,498

Class R4 shares

Subscriptions	62,093	343,999	58,797	315,154

Distributions reinvested	1,302	7,246	897	4,849

Redemptions	(1,148)	(6,389)	(15,155)	(81,678)

Net increase	62,247	344,856	44,539	238,325

Class R5 shares

Subscriptions	—	—	1,866	10,000

Net increase	—	—	1,866	10,000

Class Z shares

Subscriptions	579,200	3,212,692	260,735	1,402,158

Distributions reinvested	12,137	67,565	13,098	70,368

Redemptions	(119,265)	(660,960)	(93,503)	(500,167)

Net increase	472,072	2,619,297	180,330	972,359

Total net increase (decrease)	3,301,783	18,389,356	(4,228,237)	(21,968,907)

(a)	Class R5 shares are based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$5.49		$5.30		$5.63		$5.36		$5.47		$5.16	$5.11

Income from investment operations:

Net investment income	0.10		0.20		0.20		0.19		0.21		0.22	0.21

Net realized and unrealized gain (loss)	0.15		0.21		(0.32)		0.31		(0.10)		0.30	0.05

Total from investment operations	0.25		0.41		(0.12)		0.50		0.11		0.52	0.26

Less distributions to shareholders:

Net investment income	(0.10)		(0.21)		(0.20)		(0.19)		(0.22)		(0.21)	(0.21)

Net realized gains	—		(0.01)		(0.01)		(0.04)		(0.00	)(b)	—	—

Total distributions to shareholders	(0.10)		(0.22)		(0.21)		(0.23)		(0.22)		(0.21)	(0.21)

Net asset value, end of period	$5.64		$5.49		$5.30		$5.63		$5.36		$5.47	$5.16

Total return	4.58%		7.82%		(2.32%)		9.59%		2.09%		10.38%	5.50%

Ratios to average net assets(c)

Total gross expenses	0.82	%(d)	0.83%		0.83%		0.84	%(d)	0.82%		0.82%	0.88	%(e)

Total net expenses(f)	0.82	%(d)	0.83	%(g)	0.82	%(g)	0.79	%(d)(g)	0.79%		0.79%	0.84	%(e)

Net investment income	3.56	%(d)	3.79%		3.57%		3.85	%(d)	4.08%		4.08%	4.31%

Supplemental data

Net assets, end of period (in thousands)	$408,628		$386,773		$396,780		$416,684		$372,830		$329,335	$301,421

Portfolio turnover	5%		12%		14%		8%		22%		21%	33%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended August 31, 2009. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$5.50		$5.30		$5.64		$5.37		$5.48		$5.16	$5.12

Income from investment operations:

Net investment income	0.08		0.16		0.16		0.16		0.18		0.18	0.18

Net realized and unrealized gain (loss)	0.15		0.22		(0.34)		0.30		(0.11)		0.31	0.04

Total from investment operations	0.23		0.38		(0.18)		0.46		0.07		0.49	0.22

Less distributions to shareholders:

Net investment income	(0.08)		(0.17)		(0.15)		(0.15)		(0.18)		(0.17)	(0.18)

Net realized gains	—		(0.01)		(0.01)		(0.04)		(0.00	)(b)	—	—

Total distributions to shareholders	(0.08)		(0.18)		(0.16)		(0.19)		(0.18)		(0.17)	(0.18)

Net asset value, end of period	$5.65		$5.50		$5.30		$5.64		$5.37		$5.48	$5.16

Total return	4.18%		7.21%		(3.22%)		8.82%		1.33%		9.75%	4.50%

Ratios to average net assets(c)

Total gross expenses	1.57	%(d)	1.58%		1.58%		1.59	%(d)	1.58%		1.57%	1.63	%(e)

Total net expenses(f)	1.57	%(d)	1.58	%(g)	1.57	%(g)	1.54	%(d)(g)	1.54%		1.55%	1.59	%(e)

Net investment income	2.80	%(d)	3.04%		2.81%		3.09	%(d)	3.32%		3.31%	3.56%

Supplemental data

Net assets, end of period (in thousands)	$631		$775		$1,207		$1,806		$2,688		$5,768	$9,062

Portfolio turnover	5%		12%		14%		8%		22%		21%	33%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended August 31, 2009. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended August 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$5.49		$5.30		$5.63		$5.36		$5.47		$5.16	$5.12

Income from investment operations:

Net investment income	0.08		0.16		0.16		0.16		0.17		0.18	0.18

Net realized and unrealized gain (loss)	0.15		0.21		(0.33)		0.30		(0.10)		0.30	0.04

Total from investment operations	0.23		0.37		(0.17)		0.46		0.07		0.48	0.22

Less distributions to shareholders:

Net investment income	(0.08)		(0.17)		(0.15)		(0.15)		(0.18)		(0.17)	(0.18)

Net realized gains	—		(0.01)		(0.01)		(0.04)		(0.00	)(b)	—	—

Total distributions to shareholders	(0.08)		(0.18)		(0.16)		(0.19)		(0.18)		(0.17)	(0.18)

Net asset value, end of period	$5.64		$5.49		$5.30		$5.63		$5.36		$5.47	$5.16

Total return	4.18%		7.02%		(3.05%)		8.84%		1.33%		9.56%	4.51%

Ratios to average net assets(c)

Total gross expenses	1.57	%(d)	1.58%		1.58%		1.59	%(d)	1.57%		1.57%	1.63	%(e)

Total net expenses(f)	1.57	%(d)	1.58	%(g)	1.57	%(g)	1.54	%(d)(g)	1.54%		1.54%	1.59	%(e)

Net investment income	2.81	%(d)	3.04%		2.81%		3.09	%(d)	3.33%		3.32%	3.55%

Supplemental data

Net assets, end of period (in thousands)	$47,467		$42,153		$39,820		$34,756		$25,068		$20,225	$12,605

Portfolio turnover	5%		12%		14%		8%		22%		21%	33%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% for the year ended August 31, 2009. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.49		$5.29		$5.59

Income from investment operations:

Net investment income	0.11		0.22		0.08

Net realized and unrealized gain (loss)	0.14		0.21		(0.30)

Total from investment operations	0.25		0.43		(0.22)

Less distributions to shareholders:

Net investment income	(0.11)		(0.22)		(0.08)

Net realized gains	—		(0.01)		—

Total distributions to shareholders	(0.11)		(0.23)		(0.08)

Net asset value, end of period	$5.63		$5.49		$5.29

Total return	4.52%		8.32%		(4.02%)

Ratios to average net assets(b)

Total gross expenses	0.57	%(c)	0.59%		0.57	%(c)

Total net expenses(d)	0.57	%(c)	0.59	%(e)	0.57	%(c)(e)

Net investment income	3.82	%(c)	4.05%		3.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$604		$247		$2

Portfolio turnover	5%		12%		14%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$5.49		$5.27

Income from investment operations:

Net investment income	0.11		0.14

Net realized and unrealized gain	0.14		0.22

Total from investment operations	0.25		0.36

Less distributions to shareholders:

Net investment income	(0.11)		(0.14)

Total distributions to shareholders	(0.11)		(0.14)

Net asset value, end of period	$5.63		$5.49

Total return	4.53%		6.86%

Ratios to average net assets(b)

Total gross expenses	0.55	%(c)	0.54	%(c)

Total net expenses(d)	0.55	%(c)	0.54	%(c)

Net investment income	3.84	%(c)	4.07	%(c)

Supplemental data

Net assets, end of period (in thousands)	$11		$10

Portfolio turnover	5%		12%

Notes to Financial Highlights

(a)	Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

Columbia Minnesota Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended
Class Z	(Unaudited)		2014		2013		2012(a)		August 31, 2011(b)
Per share data
Net asset value, beginning of period	$5.49		$5.29		$5.62		$5.36		$5.46

Income from investment operations:

Net investment income	0.11		0.22		0.21		0.21		0.20

Net realized and unrealized gain (loss)	0.15		0.21		(0.32)		0.30		(0.09)

Total from investment operations	0.26		0.43		(0.11)		0.51		0.11

Less distributions to shareholders:

Net investment income	(0.11)		(0.22)		(0.21)		(0.21)		(0.21)

Net realized gains	—		(0.01)		(0.01)		(0.04)		(0.00	)(c)

Total distributions to shareholders	(0.11)		(0.23)		(0.22)		(0.25)		(0.21)

Net asset value, end of period	$5.64		$5.49		$5.29		$5.62		$5.36

Total return	4.71%		8.29%		(2.09%)		9.65%		2.22%

Ratios to average net assets(d)

Total gross expenses	0.57	%(e)	0.59%		0.58%		0.59	%(e)	0.54	%(e)

Total net expenses(f)	0.57	%(e)	0.59	%(g)	0.57	%(g)	0.54	%(e)(g)	0.54	%(e)

Net investment income	3.83	%(e)	4.05%		3.82%		4.09	%(e)	4.25	%(e)

Supplemental data

Net assets, end of period (in thousands)	$6,106		$3,357		$2,282		$1,376		$779

Portfolio turnover	5%		12%		14%		8%		22%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Effective February 19, 2015, Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a CDSC of 0.75% on certain investments of $500,000 or more if redeemed within 12 months of purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Semiannual Report 2015	25

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

26	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.40% to 0.27% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.40% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $903.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.07%
Class B	0.07
Class C	0.07
Class R4	0.07
Class R5	0.05
Class Z	0.07

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $46,103. The liability remaining at January 31, 2015 for non-recurring charges associated with the lease amounted to $30,416 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the

Semiannual Report 2015	27

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $108,000 and $234,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $233,197 for Class A and $1,758 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	0.85%	0.85%
Class B	1.60	1.60
Class C	1.60	1.60
Class R4	0.60	0.60
Class R5	0.60	0.59
Class Z	0.60	0.60

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $431,232,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,334,000
Unrealized depreciation	(2,000)
Net unrealized appreciation	$37,332,000

28	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	827,470
No expiration — long-term	19,688
Total	847,158

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $42,508,066 and $23,687,344, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 83.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2015	29

Columbia Minnesota Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2015

Columbia Minnesota Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	31

Columbia Minnesota Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR199_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA MONEY MARKET FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President’s Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>	Fund and strategy names

>	Established investment teams, philosophies and processes

>	Account services, features, servicing phone numbers and mailing addresses

>	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Money Market Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Money Market Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Money Market Fund (the Fund) Class A shares returned 0.00% for the six-month period that ended January 31, 2015.

>

The Fund’s annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended January 31, 2015. The 7-day yields reflect more closely the earnings of the Fund than the total return. Current short-term yields may be higher or lower than the figures shown.

Average Annual Total Returns (%) (for period ended January 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	0.00	0.01	0.01	1.40
Class B	03/20/95
Excluding sales charges		0.00	0.01	0.01	1.12
Including sales charges		-5.00	-4.99	-0.39	1.12
Class C	06/26/00
Excluding sales charges		0.00	0.01	0.01	1.13
Including sales charges		-1.00	-0.99	0.01	1.13
Class I	03/04/04	0.00	0.01	0.01	1.52
Class R*	08/03/09	0.00	0.01	0.03	1.41
Class R5*	12/11/06	0.00	0.01	0.01	1.45
Class W*	12/01/06	0.01	0.01	0.01	1.38
Class Z*	04/30/10	0.00	0.01	0.01	1.40

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) (applied as follows: first year 5%; second year 4%; third and forth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter). Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Semiannual Report 2015	3

Columbia Money Market Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Leonard Aplet, CFA

John McColley

Portfolio Breakdown (%) (at January 31, 2015)
Asset-Backed Commercial Paper	17.6
Asset-Backed Securities — Non-Agency(a)	4.2
Commercial Paper	34.8
Certificates of Deposit	17.5
Repurchase Agreements	6.9
U.S. Government & Agency Obligations	13.8
U.S. Treasury Obligations	5.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Category comprised of short-term asset-backed securities.

4	Semiannual Report 2015

Columbia Money Market Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.00	1,024.57	0.50	0.51	0.10
Class B	1,000.00	1,000.00	1,000.00	1,024.47	0.60	0.61	0.12
Class C	1,000.00	1,000.00	1,000.00	1,024.57	0.50	0.51	0.10
Class I	1,000.00	1,000.00	1,000.00	1,024.57	0.50	0.51	0.10
Class R	1,000.00	1,000.00	1,000.00	1,024.57	0.50	0.51	0.10
Class R5	1,000.00	1,000.00	1,000.00	1,024.57	0.50	0.51	0.10
Class W	1,000.00	1,000.00	1,000.10	1,024.57	0.50	0.51	0.10
Class Z	1,000.00	1,000.00	1,000.00	1,024.57	0.50	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended January 31, 2015, the annualized expense ratios would have been 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.32% for Class I, 0.77% for Class R, 0.37% for Class R5, 0.62% for Class W and 0.52% for Class Z. The actual expenses paid would have been $3.11 for Class A, $6.37 for Class B, $6.37 for Class C, $1.60 for Class I, $3.86 for Class R, $1.86 for Class R5, $3.11 for Class W and $2.61 for Class Z; the hypothetical expenses paid would have been $3.14 for Class A, $6.43 for Class B, $6.43 for Class C, $1.62 for Class I, $3.90 for Class R, $1.88 for Class R5, $3.14 for Class W and $2.64 for Class Z.

Semiannual Report 2015	5

Columbia Money Market Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 17.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Chariot Funding LLC(a)
04/08/15	0.190%	24,000,000	23,991,513
05/01/15	0.200%	28,000,000	27,986,000

Jupiter Securitization Co. LLC(a)
04/20/15	0.210%	18,000,000	17,991,705
05/01/15	0.200%	34,000,000	33,983,000

Liberty Street Funding LLC(a)
02/02/15	0.030%	25,000,000	24,999,931

MetLife Short Term Funding LLC(a)
02/19/15	0.120%	7,000,000	6,999,557
03/02/15	0.130%	12,220,000	12,218,676
03/23/15	0.140%	18,000,000	17,996,430
04/01/15	0.130%	15,000,000	14,996,750

Old Line Funding LLC(a)
03/10/15	0.170%	40,000,000	39,992,822
04/06/15	0.160%	6,000,000	5,998,267

Regency Markets No. 1 LLC(a)
02/20/15	0.140%	26,000,000	25,997,833

Thunder Bay Funding LLC(a)
03/23/15	0.170%	20,000,000	19,995,183
04/07/15	0.190%	24,000,000	23,991,640

Total Asset-Backed Commercial Paper
(Cost: $297,139,307)			297,139,307

Commercial Paper 34.8%
Banking 9.1%
HSBC USA, Inc.
04/02/15	0.170%	24,000,000	23,993,087
05/22/15	0.220%	27,000,000	26,981,685

Royal Bank of Canada
03/17/15	0.160%	27,000,000	26,994,431
04/01/15	0.090%	23,000,000	22,996,550

State Street Corp.
03/05/15	0.160%	28,000,001	27,995,893
03/12/15	0.160%	25,000,000	24,995,556

Total			153,957,202

Consumer Products 3.0%
Procter & Gamble Co. (The)(a)
02/05/15	0.070%	2,567,000	2,566,972
03/16/15	0.120%	28,000,000	27,995,893
03/26/15	0.120%	20,000,000	19,996,400

Total			50,559,265

Diversified Manufacturing 3.0%
General Electric Co.
02/04/15	0.050%	51,000,000	50,999,660

Integrated Energy 6.1%
Chevron Corp.(a)
02/02/15	0.070%	20,600,000	20,599,886
02/03/15	0.070%	31,000,000	30,999,767

Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
02/02/15	0.080%	52,000,000	51,999,653

Total			103,599,306

Life Insurance 3.1%
New York Life Capital Corp.(a)
02/09/15	0.090%	23,000,000	22,999,425
02/12/15	0.090%	30,000,000	29,999,000

Total			52,998,425

Pharmaceuticals 4.6%
Roche Holdings, Inc.(a)
02/09/15	0.100%	19,000,000	18,999,478
02/26/15	0.100%	13,000,000	12,999,061
03/23/15	0.100%	19,000,000	18,997,308

Sanofi Aventis(a)
02/25/15	0.090%	27,000,000	26,998,312

Total			77,994,159

Property & Casualty 1.4%
Travelers Co., Inc.(a)
02/02/15	0.050%	23,000,000	22,999,911

Retailers 2.7%
Wal-Mart Stores, Inc.(a)
02/09/15	0.090%	45,000,000	44,998,935

Transportation Services 1.8%
NetJets, Inc.(a)
02/23/15	0.080%	30,000,000	29,998,467

Total Commercial Paper
(Cost: $588,105,330)			588,105,330

Certificates of Deposit 17.5%
Australia and New Zealand Banking Group Ltd.
02/03/15	0.100%	51,000,000	51,000,000

BB&T Corp.
03/02/15	0.150%	50,000,000	50,000,000

Canadian Imperial Bank of Commerce
02/02/15	0.100%	52,000,000	52,000,000

Toronto-Dominion Bank (The)
04/08/15	0.180%	51,000,000	51,000,000

U.S. Bank NA
04/28/15	0.160%	15,000,000	15,000,000

US Bank
02/02/15	0.130%	36,000,000	36,000,000

Wells Fargo Bank NA
04/01/15	0.170%	24,000,000	24,000,000
04/01/15	0.190%	18,000,000	18,000,000

Total Certificates of Deposit
(Cost: $297,000,000)			297,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

Columbia Money Market Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

U.S. Government & Agency Obligations 13.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
02/10/15	0.040%	20,000,000	19,999,778
02/11/15	0.080%	18,000,000	17,999,532
02/13/15	0.080%	13,900,000	13,899,548
02/18/15	0.080%	8,200,000	8,199,672
03/04/15	0.060%	39,000,000	38,997,920
03/06/15	0.080%	13,835,000	13,833,955
03/25/15	0.080%	8,000,000	7,999,034
03/27/15	0.080%	48,000,000	47,993,767
04/10/15	0.090%	8,000,000	7,998,620
04/22/15	0.080%	3,000,000	2,999,494
05/06/15	0.100%	5,875,000	5,873,450

Federal Home Loan Banks
03/11/15	0.130%	9,000,000	8,999,697
03/18/15	0.050%	10,000,000	9,999,361
06/03/15	0.130%	5,500,000	5,499,874
07/17/15	0.200%	9,000,000	9,000,000
08/03/15	0.230%	5,000,000	5,000,000
08/27/15	0.240%	8,500,000	8,500,000

Total U.S. Government & Agency Obligations
(Cost: $232,793,702)			232,793,702

Repurchase Agreements 6.9%
Tri-Party Barclays Bank PLC dated 01/30/2015, matures 02/02/2015 repurchase price $38,300,160 (collateralized by U.S. Treasury securities, total market value $38,300,105)
02/02/15	0.050%	38,300,000	38,300,000

Tri-Party RBC Capital Markets LLC dated 01/30/2015, matures 02/02/2015 repurchase price $39,000,163 (collateralized by U.S. Treasury securities, total market value $39,780,073)
02/02/15	0.050%	39,000,000	39,000,000

Tri-Party TD Securities (USA) LLC dated 01/30/2015, matures 02/02/2015 repurchase price $39,000,163 (collateralized by U.S. Government Agencies and U.S. Treasury securities, total market value $39,841,503)
02/02/15	0.050%	39,000,000	39,000,000

Total Repurchase Agreements
(Cost: $116,300,000)			116,300,000

Asset-Backed Securities — Non-Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 1.1%
CIT Equipment Collateral Series 2014-VT1 Class A1(b)
12/21/15	0.300%	6,573,396	6,573,396

CNH Equipment Trust Series 2014-C Class A1
11/16/15	0.200%	7,474,326	7,474,326

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust Series 2014-1 Class A1(b)
08/14/15	0.260%	2,717,331	2,717,331

MMAF Equipment Finance LLC Series 2014-AA Class A1(b)
07/02/15	0.200%	1,623,871	1,623,871

Total			18,388,924

Car Loan 3.1%
Ally Auto Receivables Trust Series 2014-3 Class A1
12/15/15	0.270%	10,191,949	10,191,949

Bank of the West Auto Trust Series 2014-1 Class A1(b)
11/16/15	0.250%	3,516,449	3,516,449

CarMax Auto Owner Trust Series 2014-4 Class A1
11/16/15	0.210%	4,524,237	4,524,237

Enterprise Fleet Financing LLC Series 2014-2 Class A1(b)
08/20/15	0.250%	4,276,443	4,276,443

Fifth Third Auto Trust Series 2014-3 Class A1
11/16/15	0.210%	3,530,173	3,530,173

Mercedes-Benz Auto Lease Trust Series 2015-A Class A1
01/15/16	0.240%	11,000,000	11,000,000

Nissan Auto Receivables Owner Trust Series 2014-B Class A1
12/15/15	0.230%	11,171,384	11,171,384

Wheels SPV 2 LLC Series 2014-1A Class A1(b)
05/20/15	0.240%	972,240	972,240

World Omni Auto Receivables Trust Series 2014-B Class A1
11/16/15	0.230%	2,989,856	2,989,856

Total			52,172,731

Total Asset-Backed Securities — Non-Agency
(Cost: $70,561,655)			70,561,655

U.S. Treasury Obligations 5.2%
U.S. Treasury(c)
01/31/16	0.070%	68,000,000	67,989,924
04/30/16	0.090%	20,000,000	20,000,252

Total U.S. Treasury Obligations
(Cost: $87,990,176)			87,990,176

Total Investments
(Cost: $1,689,890,170)			1,689,890,170

Other Assets & Liabilities, Net			409,613

Net Assets			1,690,299,783

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

Columbia Money Market Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $628,288,122 or 37.17% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $19,679,730 or 1.16% of net assets.

(c)	Variable rate security.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

Columbia Money Market Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Short-Term Securities

Asset-Backed Commercial Paper	—	297,139,307	—	297,139,307

Commercial Paper	—	588,105,330	—	588,105,330

Certificates of Deposit	—	297,000,000	—	297,000,000

U.S. Government & Agency Obligations	—	232,793,702	—	232,793,702

Repurchase Agreements	—	116,300,000	—	116,300,000

Total Short-Term Securities	—	1,531,338,339	—	1,531,338,339

Bonds

Asset-Backed Securities — Non-Agency	—	70,561,655	—	70,561,655

U.S. Treasury Obligations	—	87,990,176	—	87,990,176

Total Bonds	—	158,551,831	—	158,551,831

Total	—	1,689,890,170	—	1,689,890,170

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

Columbia Money Market Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,573,590,170)	$1,573,590,170

Repurchase agreements (identified cost $116,300,000)	116,300,000

Total investments (identified cost $1,689,890,170)	1,689,890,170

Cash	250,271

Receivable for:

Capital shares sold	8,955,050

Interest	91,323

Expense reimbursement due from Investment Manager	26,839

Prepaid expenses	4,449

Other assets	9,319

Total assets	1,699,227,421

Liabilities

Payable for:

Capital shares purchased	8,345,009

Dividend distributions to shareholders	12,217

Investment management fees	14,872

Distribution and/or service fees	86

Transfer agent fees	241,476

Administration fees	2,522

Compensation of board members	157,972

Other expenses	153,484

Total liabilities	8,927,638

Net assets applicable to outstanding capital stock	$1,690,299,783

Represented by

Paid-in capital	$1,690,456,037

Excess of distributions over net investment income	(157,170)

Accumulated net realized gain	916

Total — representing net assets applicable to outstanding capital stock	$1,690,299,783

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

Columbia Money Market Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A

Net assets	$1,512,844,409

Shares outstanding	1,512,678,473

Net asset value per share	$1.00

Class B

Net assets	$4,164,836

Shares outstanding	4,166,269

Net asset value per share	$1.00

Class C

Net assets	$25,817,576

Shares outstanding	25,818,719

Net asset value per share	$1.00
Class I

Net assets	$662,412

Shares outstanding	661,903

Net asset value per share	$1.00

Class R

Net assets	$7,024,917

Shares outstanding	7,026,211

Net asset value per share	$1.00

Class R5

Net assets	$557,433

Shares outstanding	557,277

Net asset value per share	$1.00

Class W

Net assets	$106,547

Shares outstanding	106,541

Net asset value per share	$1.00

Class Z

Net assets	$139,121,653

Shares outstanding	139,135,511

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

Columbia Money Market Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income

Income:

Interest	$945,566

Total income	945,566

Expenses:

Investment management fees	2,816,056

Distribution and/or service fees

Class B	18,674

Transfer agent fees

Class A	2,515,430

Class B	8,008

Class C	40,343

Class R	11,713

Class R5	62

Class W	115

Class Z	230,463

Administration fees	477,510

Compensation of board members	16,948

Custodian fees	12,061

Printing and postage fees	178,402

Registration fees	63,183

Professional fees	19,777

Other	18,720

Total expenses	6,427,465

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5,524,109)

Total net expenses	903,356

Net investment income	42,210

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	916

Net realized gain	916

Net realized and unrealized gain	916

Net increase in net assets resulting from operations	$43,126

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

Columbia Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations

Net investment income	$42,210	$148,855

Net realized gain	916	1,114

Net increase in net assets resulting from operations	43,126	149,969

Distributions to shareholders

Net investment income

Class A	(62,716)	(132,094)

Class B	(180)	(576)

Class C	(1,208)	(2,629)

Class I	(33)	(66)

Class R	(361)	(687)

Class R5	(25)	(65)

Class W	(4)	(54)

Class Z	(7,145)	(12,684)

Total distributions to shareholders	(71,672)	(148,855)

Decrease in net assets from capital stock activity	(101,700,626)	(141,283,390)

Total decrease in net assets	(101,729,172)	(141,282,276)

Net assets at beginning of period	1,792,028,955	1,933,311,231

Net assets at end of period	$1,690,299,783	$1,792,028,955

Excess of distributions over net investment income	$(157,170)	$(127,708)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

Columbia Money Market Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	901,611,433	901,611,433	1,826,108,646	1,826,108,646

Distributions reinvested	61,869	61,869	130,037	130,037

Redemptions	(994,323,094)	(994,323,095)	(1,976,882,219)	(1,976,882,372)

Net decrease	(92,649,792)	(92,649,793)	(150,643,536)	(150,643,689)

Class B shares

Subscriptions	869,621	869,621	3,088,265	3,088,265

Distributions reinvested	147	147	506	506

Redemptions(a)	(2,390,574)	(2,390,573)	(7,261,677)	(7,261,678)

Net decrease	(1,520,806)	(1,520,805)	(4,172,906)	(4,172,907)

Class C shares

Subscriptions	17,132,919	17,132,919	35,962,858	35,962,858

Distributions reinvested	1,166	1,166	2,512	2,512

Redemptions	(19,338,704)	(19,338,704)	(35,521,958)	(35,521,958)

Net increase (decrease)	(2,204,619)	(2,204,619)	443,412	443,412

Class I shares

Subscriptions	—	—	2	2

Distributions reinvested	33	33	65	65

Net increase	33	33	67	67

Class R shares

Subscriptions	5,039,921	5,039,920	14,979,824	14,979,826

Distributions reinvested	357	357	673	673

Redemptions	(6,065,699)	(6,065,699)	(13,834,310)	(13,834,158)

Net increase (decrease)	(1,025,421)	(1,025,422)	1,146,187	1,146,341

Class R5 shares

Subscriptions	127,074	127,074	512,126	512,126

Distributions reinvested	25	25	62	62

Redemptions	(68,580)	(68,580)	(653,179)	(653,178)

Net increase (decrease)	58,519	58,519	(140,991)	(140,990)

Class W shares

Subscriptions	206,290	206,290	330,006	330,006

Distributions reinvested	3	3	53	53

Redemptions	(149,274)	(149,274)	(2,353,550)	(2,353,550)

Net increase (decrease)	57,019	57,019	(2,023,491)	(2,023,491)

Class Z shares

Subscriptions	34,930,583	34,930,583	86,192,358	86,192,359

Distributions reinvested	5,738	5,738	9,959	9,959

Redemptions	(39,351,879)	(39,351,879)	(72,094,450)	(72,094,451)

Net increase (decrease)	(4,415,558)	(4,415,558)	14,107,867	14,107,867

Total net decrease	(101,700,625)	(101,700,626)	(141,283,391)	(141,283,390)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

Columbia Money Market Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2015		Year Ended July 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.005)

Increase from payment by affiliate	—		—		—		—		—		0.005

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		(0.000	)(a)	—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.03%		0.01%		0.01%		0.05	%(b)

Ratios to average net assets

Total gross expenses	0.73	%(c)	0.78%		0.80%		0.71%		0.68%		0.75%

Total net expenses(d)	0.10	%(c)	0.09	%(e)	0.13	%(e)	0.14	%(e)	0.21%		0.25%

Net investment income	0.00	%(a)(c)	0.01%		0.01%		0.01%		0.01%		0.04%

Supplemental data

Net assets, end of period (in thousands)	$1,512,844		$1,605,518		$1,756,157		$1,846,163		$2,170,619		$2,528,588

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.53%.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	(0.000	)(a)

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.006)

Increase from payment by affiliate	—		—		—		—		—		0.006

Total from investment operations	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		(0.000	)(a)	—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.03%		0.01%		0.01%		0.01	%(b)

Ratios to average net assets

Total gross expenses	1.48	%(c)	1.53%		1.55%		1.46%		1.43%		1.43%

Total net expenses(d)	0.12	%(c)	0.10	%(e)	0.14	%(e)	0.14	%(e)	0.21%		0.30%

Net investment income (loss)	(0.01	%)(c)	(0.01%)		(0.00	%)(a)	(0.00	%)(a)	0.00	%(a)	(0.01%)

Supplemental data

Net assets, end of period (in thousands)	$4,165		$5,686		$9,860		$12,159		$18,617		$33,927

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.59%.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.005)

Increase from payment by affiliate	—		—		—		—		—		0.005

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		(0.000	)(a)	—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.03%		0.01%		0.01%		0.01	%(b)

Ratios to average net assets

Total gross expenses	0.73	%(c)	0.78%		0.79%		0.72%		0.68%		1.18%

Total net expenses(d)	0.10	%(c)	0.09	%(e)	0.13	%(e)	0.13	%(e)	0.20%		0.30%

Net investment income (loss)	0.01	%(c)	0.01%		0.00	%(a)	0.01%		0.01%		(0.00	%)(a)

Supplemental data

Net assets, end of period (in thousands)	$25,818		$28,023		$27,580		$10,252		$12,975		$7,910

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.48%.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class I	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.006)

Increase from payment by affiliate	—		—		—		—		—		0.006

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		(0.000	)(a)	—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.03%		0.01%		0.01%		0.01	%(b)

Ratios to average net assets

Total gross expenses	0.41	%(c)	0.41%		0.40%		0.40%		0.40%		0.41%

Total net expenses(d)	0.10	%(c)	0.09%		0.12%		0.10%		0.21%		0.29%

Net investment income	0.01	%(c)	0.01%		0.01%		0.03%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$662		$662		$662		$391		$38,467		$27,175

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.59%.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.002

Net realized and unrealized gain (loss)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	(0.001)

Total from investment operations	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.001

Less distributions to shareholders:

Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.001)

Net realized gains	—		—		(0.000	)(b)	—		—		—

Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(b)	0.01%		0.03%		0.01%		0.03%		0.14	%(c)

Ratios to average net assets

Total gross expenses	0.73	%(d)	0.78%		0.78%		0.71%		0.67%		0.80	%(d)

Total net expenses(e)	0.10	%(d)	0.09	%(f)	0.12	%(f)	0.14	%(f)	0.18%		0.07	%(d)

Net investment income	0.00	%(b)(d)	0.01%		0.00	%(b)	0.02%		0.02%		0.21	%(d)

Supplemental data

Net assets, end of period (in thousands)	$7,025		$8,051		$6,904		$654		$30		$3

Notes to Financial Highlights

(a)	Based on operations from August 03, 2009 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	The Fund received a payment from an affiliate. There was no impact to the total return.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.002)

Increase from payment by affiliate	—		—		—		—		—		0.002

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		(0.000	)(a)	—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.03%		0.01%		0.01%		0.04	%(b)

Ratios to average net assets

Total gross expenses	0.44	%(c)	0.44%		0.44%		0.42%		0.42%		0.45%

Total net expenses(d)	0.10	%(c)	0.09%		0.13%		0.12%		0.21%		0.18%

Net investment income	0.01	%(c)	0.01%		0.01%		0.03%		0.01%		0.05%

Supplemental data

Net assets, end of period (in thousands)	$557		$499		$640		$773		$884		$726

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.19%.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class W	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)

Net realized and unrealized gain (loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.005)

Increase from payment by affiliate	—		—		—		—		—		0.005

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		(0.000	)(a)	—		—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.03%		0.01%		0.01%		0.01	%(b)

Ratios to average net assets

Total gross expenses	0.72	%(c)	0.79%		0.80%		0.74%		0.67%		0.68%

Total net expenses(d)	0.10	%(c)	0.10	%(e)	0.12	%(e)	0.13	%(e)	0.21%		0.30%

Net investment income (loss)	0.01	%(c)	0.00	%(a)	0.01%		0.00	%(a)	0.01%		(0.00	%)(a)

Supplemental data

Net assets, end of period (in thousands)	$107		$50		$2,073		$2,074		$21,133		$34,577

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.50%.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

Columbia Money Market Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Net realized and unrealized gain (loss)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	(0.000	)(b)

Total from investment operations	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Less distributions to shareholders:

Net investment income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net realized gains	—		—		(0.000	)(b)	—		—		—

Total distributions to shareholders	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(b)	0.01%		0.03%		0.01%		0.01%		0.00	%(b)(c)

Ratios to average net assets

Total gross expenses	0.73	%(d)	0.78%		0.80%		0.71%		0.67%		0.61	%(d)

Total net expenses(e)	0.10	%(d)	0.09	%(f)	0.13	%(f)	0.14	%(f)	0.20%		0.26	%(d)

Net investment income	0.00	%(b)(d)	0.01%		0.01%		0.01%		0.01%		0.02	%(d)

Supplemental data

Net assets, end of period (in thousands)	$139,122		$143,541		$129,435		$70,390		$64,787		$19,816

Notes to Financial Highlights

(a)	Based on operations from April 30, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	The Fund received a payment from an affiliate. There was no impact to total return.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

Columbia Money Market Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a

Semiannual Report 2015	23

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Offsetting of Financial Assets

The following table presents the Fund’s gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of January 31, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Repurchase Agreements	116,300,000	—	116,300,000	—	—	116,300,000	—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds. The new rule amendments address potential systemic

24	Semiannual Report 2015

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

risks associated with money market funds and improve transparency for money market fund investors. The Fund will be required to comply with provisions of the money market fund reform, the majority of which will become effective in 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.32% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,888.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.32%
Class B	0.32
Class C	0.32
Class R	0.32
Class R5	0.03
Class W	0.31
Class Z	0.32

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact

Semiannual Report 2015	25

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2015, the Fund’s total potential future obligation over the life of the Guaranty is $94,395. The liability remaining at January 31, 2015 for non-recurring charges associated with the lease amounted to $54,009 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2015 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,719.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For the six months ended January 31, 2015, the Fund did not pay fees for Class A, Class C, Class R and Class W shares. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended January 31, 2015, the Fund paid fees equal to 0.75% of the 0.85% for Class B shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,743,000 and $1,917,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

CDSCs received by the Distributor for distributing Fund shares were $130 for Class A, $1,071 for Class B and $1,501 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through November 30, 2015 (%)
Class A	0.62
Class B	1.27
Class C	1.27
Class I	0.32
Class R	0.77
Class R5	0.37
Class W	0.62
Class Z	0.52

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangement described above are not recoverable by the Investment Manager or its affiliates in future periods.

26	Semiannual Report 2015

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $1,689,890,000.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 86.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 7. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay

Semiannual Report 2015	27

Columbia Money Market Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2015

Columbia Money Market Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	29

Columbia Money Market Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR200_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA INCOME OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers,

mutual fund commentary and more at columbiathreadneedle.com/us.

Columbia Threadneedle Investor Newsletter

(e-newsletter)

Read our award-winning* shareholder
newsletter. Our quarterly newsletter
is available online and provides timely
and relevant content about economic
trends, fund news, service enhancements and
changes. Sign up to receive the newsletter
electronically at columbiathreadneedle.com/
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Investment videos

Get analysis of current events and trends that may affect your investments.
Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

Social media We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

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Connect with us on LinkedIn for updates from our thought leaders.

*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■	Columbia Threadneedle Investor Newsletter

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■	Mutual fund updates

Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

CT-MK (03/15) 5383/1125800

President’s Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>	Fund and strategy names

>	Established investment teams, philosophies and processes

>	Account services, features, servicing phone numbers and mailing addresses

>	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Income Opportunities Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Income Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Income Opportunities Fund (the Fund) Class A shares returned 1.63% excluding sales charges for the six-month period that ended January 31, 2015.

>	The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) BB-B US Cash Pay High Yield Constrained Index, which returned 0.20% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/19/03
Excluding sales charges		1.63	4.38	8.34	6.98
Including sales charges		-3.17	-0.58	7.30	6.46
Class B	06/19/03
Excluding sales charges		1.35	3.60	7.55	6.19
Including sales charges		-3.61	-1.37	7.25	6.19
Class C	06/19/03
Excluding sales charges		1.35	3.70	7.65	6.23
Including sales charges		0.36	2.71	7.65	6.23
Class I	03/04/04	1.95	4.94	8.80	7.42
Class K	06/19/03	1.70	4.52	8.45	7.18
Class R*	09/27/10	1.60	4.12	8.10	6.72
Class R4*	11/08/12	1.85	4.73	8.48	7.05
Class R5*	11/08/12	1.83	4.78	8.52	7.07
Class W*	09/27/10	1.63	4.38	8.35	6.98
Class Y*	03/07/11	1.95	4.84	8.70	7.16
Class Z*	09/27/10	1.86	4.64	8.62	7.11
BofAML BB-B US Cash Pay High Yield Constrained Index		0.20	3.67	8.62	7.17

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

Columbia Income Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian Lavin, CFA

Portfolio Breakdown (%) (at January 31, 2015)
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Financials	0.0	(a)
Industrials	0.0	(a)
Utilities	0.0	(a)
Convertible Bonds	0.0	(a)
Corporate Bonds & Notes	93.4
Money Market Funds	5.2
Preferred Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Senior Loans	1.4
Warrants	0.0	(a)
Consumer Discretionary	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at January 31, 2015)
BBB rating	6.9
BB rating	62.1
B rating	28.9
CCC rating	0.4
Not rated	1.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds)

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2015

Columbia Income Opportunities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.30	1,019.65	5.46	5.47	1.08
Class B	1,000.00	1,000.00	1,013.50	1,015.89	9.24	9.25	1.83
Class C	1,000.00	1,000.00	1,013.50	1,015.89	9.24	9.25	1.83
Class I	1,000.00	1,000.00	1,019.50	1,021.86	3.24	3.24	0.64
Class K	1,000.00	1,000.00	1,017.00	1,020.36	4.75	4.76	0.94
Class R	1,000.00	1,000.00	1,016.00	1,018.40	6.72	6.73	1.33
Class R4	1,000.00	1,000.00	1,018.50	1,020.91	4.20	4.20	0.83
Class R5	1,000.00	1,000.00	1,018.30	1,021.61	3.49	3.50	0.69
Class W	1,000.00	1,000.00	1,016.30	1,019.65	5.46	5.47	1.08
Class Y	1,000.00	1,000.00	1,019.50	1,021.91	3.19	3.19	0.63
Class Z	1,000.00	1,000.00	1,018.60	1,020.91	4.20	4.20	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

Columbia Income Opportunities Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	5,951,000	5,712,960

Bombardier, Inc.(a) Senior Unsecured
03/15/20	7.750%	3,917,000	3,934,137
10/15/22	6.000%	4,247,000	4,002,798

Bombardier, Inc.(a)(b) Senior Unsecured
01/15/23	6.125%	—	—

Huntington Ingalls Industries, Inc.
03/15/21	7.125%	10,333,000	11,107,975

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	3,340,000	3,465,250

TransDigm, Inc.
07/15/22	6.000%	7,875,000	7,855,312

Total			36,078,432

Automotive 2.9%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,821,600
03/15/21	6.250%	5,336,000	5,689,510

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	6,891,000	7,244,164
06/15/21	8.250%	8,079,000	8,987,887

Collins & Aikman Products Co.(a)(c)(d)(e)
08/15/12	12.875%	6,910,000	691

Gates Global LLC/Co.(a)
07/15/22	6.000%	5,310,000	4,978,125

General Motors Co. Senior Unsecured
10/02/23	4.875%	16,184,000	17,657,230

General Motors Financial Co, Inc.
01/15/25	4.000%	5,655,000	5,778,562

General Motors Financial Co., Inc.
09/25/21	4.375%	4,362,000	4,623,720

Jaguar Land Rover Automotive PLC(a)
12/15/18	4.125%	5,263,000	5,384,707
11/15/19	4.250%	3,177,000	3,232,598

Lear Corp. Escrow Bond(b)(d)(e)
12/01/16	8.750%	1,595,000	—

Schaeffler Finance BV(a) Senior Secured
02/15/17	7.750%	3,160,000	3,428,568
05/15/21	4.250%	3,822,000	3,783,780

Schaeffler Holding Finance BV(a) Senior Secured PIK
08/15/18	6.875%	10,876,000	11,392,610
11/15/19	6.250%	5,543,000	5,806,292

Tenneco, Inc.
12/15/24	5.375%	2,509,000	2,609,360

Total			95,419,404

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.6%
Ally Financial, Inc.
03/15/20	8.000%	27,392,000	32,664,960
09/15/20	7.500%	7,500,000	8,906,250
11/01/31	8.000%	4,054,000	5,234,727
Senior Unsecured
11/01/31	8.000%	5,067,000	6,625,102

Popular, Inc. Senior Unsecured
07/01/19	7.000%	3,474,000	3,495,713

Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	12,819,000	13,542,825

Royal Bank of Scotland PLC (The) Subordinated Notes(f)
03/16/22	9.500%	1,839,000	2,077,627

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	9,534,000	10,630,410
Subordinated Notes
06/15/17	5.125%	2,631,000	2,692,829

Total			85,870,443

Brokerage/Asset Managers/Exchanges 0.2%
E*TRADE Financial Corp. Senior Unsecured
11/15/22	5.375%	7,729,000	8,115,450

Building Materials 1.5%
Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,955,600

American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	14,189,000	14,295,417

Building Materials Corp. of America(a) Senior Unsecured
05/01/21	6.750%	9,848,000	10,537,360
11/15/24	5.375%	11,272,000	11,441,080

Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,041,020

HD Supply, Inc. Senior Secured(a)
12/15/21	5.250%	5,663,000	5,832,890

Total			50,103,367

Cable and Satellite 5.8%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	5,846,000	5,867,922
01/15/24	5.750%	2,050,000	2,078,188

CCOH Safari LLC
12/01/22	5.500%	6,438,000	6,526,522
12/01/24	5.750%	25,024,000	25,368,080

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	18,729,000	20,976,480

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(a) Senior Unsecured
09/15/20	6.375%	6,760,000	7,030,400
12/15/21	5.125%	8,926,000	8,725,165

DISH DBS Corp.
09/01/19	7.875%	8,675,000	9,846,125
06/01/21	6.750%	14,466,000	15,713,692
07/15/22	5.875%	9,313,000	9,406,130

DISH DBS Corp.(a)
11/15/24	5.875%	4,450,000	4,472,250

DigitalGlobe, Inc.(a)
02/01/21	5.250%	6,340,000	6,088,302

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,033,425

Intelsat Jackson Holdings SA
04/01/19	7.250%	5,390,000	5,598,863

Intelsat Luxembourg SA
06/01/21	7.750%	10,044,000	9,956,115

Mediacom Broadband LLC/Corp.
04/15/21	5.500%	1,142,000	1,144,855

Quebecor Media, Inc.(a)(d)(e)
01/15/49	9.750%	1,885,000	41,847

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)
01/15/25	5.000%	7,905,000	8,063,100

Videotron Ltd.
07/15/22	5.000%	4,174,000	4,288,785

Virgin Media Finance PLC(a)
10/15/24	6.000%	4,605,000	4,846,763
01/15/25	5.750%	7,434,000	7,694,190

Virgin Media Secured Finance PLC Senior Secured(a)
04/15/21	5.375%	11,202,000	11,650,080

Ziggo Bond Finance BV Senior Unsecured(a)
01/15/25	5.875%	4,671,000	4,764,420

Total			190,181,699

Chemicals 3.5%
Angus Chemical Co. Senior Unsecured(a)(g)
02/15/23	8.750%	5,158,000	5,235,370

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	11,522,000	12,242,125

Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,676,742

Huntsman International LLC
11/15/20	4.875%	2,965,000	2,976,119

Huntsman International LLC(a)
11b/15/22	5.125%	3,424,000	3,415,440

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/15/18	6.125%	1,539,000	1,485,135
02/15/19	5.875%	7,939,000	7,542,050

JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	5,150,000	5,600,625

NOVA Chemicals Corp.(a) Senior Unsecured
08/01/23	5.250%	6,774,000	7,002,622
05/01/25	5.000%	5,724,000	5,938,650

PQ Corp. Secured(a)
05/01/18	8.750%	34,399,000	35,086,980

PSPC Escrow Corp. Senior Unsecured(a)(g)
02/01/22	6.500%	14,036,000	14,316,720

WR Grace & Co.(a)
10/01/21	5.125%	4,375,000	4,550,000
10/01/24	5.625%	3,173,000	3,403,043

Total			114,471,621

Construction Machinery 2.2%
Ashtead Capital, Inc. Secured(a)
07/15/22	6.500%	6,623,000	7,136,282

CNH Industrial Capital LLC Senior Unsecured(a)
07/15/19	3.375%	5,770,000	5,539,200

Case New Holland Industrial, Inc.
12/01/17	7.875%	27,433,000	30,203,733

H&E Equipment Services, Inc.
09/01/22	7.000%	6,359,000	6,056,948

United Rentals North America, Inc.
05/15/20	7.375%	3,021,000	3,251,351
04/15/22	7.625%	9,120,000	10,030,176
06/15/23	6.125%	6,144,000	6,382,080
Secured
07/15/18	5.750%	3,203,000	3,307,098

Total			71,906,868

Consumer Cyclical Services 1.5%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	8,893,000	8,048,165
06/15/23	4.125%	5,100,000	4,781,250

APX Group, Inc. Senior Secured
12/01/19	6.375%	33,001,000	31,433,453

IHS, Inc.(a)
11/01/22	5.000%	4,561,000	4,598,058

Total			48,860,926

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.1%
Revlon Consumer Products Corp.
02/15/21	5.750%	9,744,000	9,963,240

Spectrum Brands, Inc.
03/15/20	6.750%	1,725,000	1,815,562
11/15/20	6.375%	5,926,000	6,251,930

Springs Industries, Inc. Senior Secured
06/01/21	6.250%	10,079,000	9,675,840

Tempur Sealy International, Inc.
12/15/20	6.875%	7,982,000	8,560,695

Total			36,267,267

Diversified Manufacturing 0.8%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,600,328

Amsted Industries, Inc.(a)
03/15/22	5.000%	6,502,000	6,420,725
09/15/24	5.375%	5,379,000	5,217,630

Entegris, Inc.(a)
04/01/22	6.000%	9,465,000	9,559,650

Total			24,798,333

Electric 2.1%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	13,188,000	14,605,710

Calpine Corp. Senior Secured(a)
01/15/22	6.000%	14,731,000	15,835,825

Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	5,000,000	5,262,500

NRG Energy, Inc.
07/15/22	6.250%	18,151,000	18,650,152

NRG Yield Operating LLC(a)
08/15/24	5.375%	7,529,000	7,792,515

TerraForm Power Operating LLC(a)
02/01/23	5.875%	6,444,000	6,580,935

Total			68,727,637

Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	12,723,000	12,850,230

Finance Companies 5.8%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	15,443,000	15,944,897
Senior Unsecured
10/01/21	5.000%	3,532,000	3,752,750

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	1,185,000	1,276,838

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	4,336,000	4,390,200
02/15/22	5.500%	3,249,000	3,347,120

Aviation Capital Group Corp. Senior Unsecured(a)
04/06/21	6.750%	420,000	472,500

CIT Group, Inc. Senior Unsecured
05/15/20	5.375%	6,714,000	7,167,195

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	7,375,000	7,974,219
Senior Unsecured
02/15/19	5.500%	7,130,000	7,522,150

International Lease Finance Corp. Senior Unsecured
04/01/19	5.875%	7,771,000	8,421,821
12/15/20	8.250%	14,612,000	17,936,230
04/15/21	4.625%	4,980,000	5,129,400
01/15/22	8.625%	4,638,000	5,867,070

Navient Corp. Senior Unsecured
01/15/19	5.500%	3,890,000	4,024,205
10/26/20	5.000%	992,000	990,760
01/25/22	7.250%	9,874,000	10,737,975
03/25/24	6.125%	7,829,000	7,633,275
10/25/24	5.875%	14,180,000	13,400,100

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	4,500,000	4,657,500
12/15/21	7.250%	7,872,000	8,127,840

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	15,800,000	15,089,000
Senior Unsecured
02/15/19	10.125%	1,750,000	1,842,925

Springleaf Finance Corp.
12/15/17	6.900%	4,918,000	5,268,407
06/01/20	6.000%	5,690,000	5,718,450
10/01/21	7.750%	5,231,000	5,806,410
10/01/23	8.250%	3,579,000	4,035,323

iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	13,767,000	13,526,077

Total			190,060,637

Food and Beverage 1.5%
Aramark Services, Inc.
03/15/20	5.750%	10,707,000	11,135,280

B&G Foods, Inc.
06/01/21	4.625%	10,261,000	10,209,695

Constellation Brands, Inc.
11/15/19	3.875%	2,142,000	2,203,583
11/15/24	4.750%	2,142,000	2,243,745

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.
01/15/22	5.375%	9,528,000	9,504,180

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	3,447,000	3,403,912

Post Holdings, Inc.(a)
12/15/22	6.000%	3,681,000	3,515,355

WhiteWave Foods Co. (The)
10/01/22	5.375%	7,755,000	8,181,525

Total			50,397,275

Gaming 4.3%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	3,238,000	3,335,140
11/01/23	5.375%	4,747,000	4,936,880

MCE Finance Ltd.(a)
02/15/21	5.000%	19,291,000	18,133,540

MGM Resorts International
10/01/20	6.750%	13,087,000	13,839,502
12/15/21	6.625%	12,546,000	13,173,300
03/15/23	6.000%	11,162,000	11,273,620

Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	6,619,000	6,453,525

Pinnacle Entertainment, Inc.
08/01/21	6.375%	7,483,000	7,670,075

Scientific Games International, Inc.(a)
12/01/22	10.000%	15,933,000	14,578,695
Senior Secured
01/01/22	7.000%	14,387,000	14,548,854

Seminole Tribe of Florida, Inc.(a)
Senior Secured
10/01/20	6.535%	8,670,000	9,233,550
Senior Unsecured
10/01/20	7.804%	3,170,000	3,455,268

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a)
06/01/21	6.375%	7,772,000	7,305,680

Tunica-Biloxi Gaming Authority Senior Unsecured(a)(c)
11/15/15	9.000%	5,481,000	2,452,748

Wynn Macau Ltd. Senior Unsecured(a)
10/15/21	5.250%	13,054,000	12,703,174

Total			143,093,551

Health Care 7.6%
Biomet, Inc.
08/01/20	6.500%	1,990,000	2,121,838

CHS/Community Health Systems, Inc.
02/01/22	6.875%	19,462,000	20,671,077
Senior Secured
08/01/21	5.125%	2,318,000	2,407,823

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catamaran Corp.
03/15/21	4.750%	2,261,000	2,291,524

ConvaTec Finance International SA Senior Unsecured PIK(a)
01/15/19	8.250%	5,148,000	5,196,262

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	10,197,000	10,758,855

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	13,042,000	13,824,520
07/15/24	5.125%	11,019,000	11,325,328

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	1,808,000	1,966,562
01/31/22	5.875%	5,572,000	6,219,745
10/15/24	4.750%	5,823,000	6,128,707

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	746,000	824,330

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	13,964,000	15,150,940

HCA, Inc.
02/15/22	7.500%	8,253,000	9,671,691
02/01/25	5.375%	8,222,000	8,448,105
Senior Secured
03/15/19	3.750%	5,177,000	5,228,770
02/15/20	6.500%	13,055,000	14,686,875
04/15/25	5.250%	9,976,000	10,873,840

HealthSouth Corp.
11/01/24	5.750%	10,513,000	10,854,672

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	4,191,000	4,363,879

LifePoint Hospitals, Inc.
12/01/21	5.500%	11,301,000	11,880,176

Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	4,753,000	4,919,355
12/01/24	5.000%	6,659,000	6,925,360

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	7,066,000	7,542,955

STHI Holding Corp. Secured(a)
03/15/18	8.000%	2,184,000	2,282,280

Teleflex, Inc.(a)
06/15/24	5.250%	628,000	634,280

Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	16,105,000	16,467,362
10/01/20	6.000%	2,851,000	3,086,207
04/01/21	4.500%	3,272,000	3,304,720
Senior Unsecured
04/01/22	8.125%	19,188,000	21,634,470

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
Senior Unsecured
03/01/19	5.000%	1,914,000	1,918,785

Universal Health Services, Inc. Senior Secured(a)
08/01/22	4.750%	7,535,000	7,732,794

Total			251,344,087

Healthcare Insurance 0.2%
Centene Corp. Senior Unsecured
05/15/22	4.750%	7,216,000	7,324,240

Home Construction 0.8%
Brookfield Residential Properties, Inc.(a)(b)
12/15/20	6.500%	—	—

Meritage Homes Corp.
03/01/18	4.500%	5,044,000	5,018,780
04/15/20	7.150%	3,019,000	3,230,330
04/01/22	7.000%	5,570,000	5,876,350

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	3,763,667

Standard Pacific Corp.
11/15/24	5.875%	2,630,000	2,610,275

TRI Pointe Holdings, Inc. Senior Unsecured(a)
06/15/19	4.375%	3,000,000	2,857,500

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	3,642,000	3,805,890
04/15/21	5.250%	600,000	565,500

Total			27,728,292

Independent Energy 7.2%
Antero Resources Corp.(a)
12/01/22	5.125%	16,496,000	15,794,920

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,319,968

Chesapeake Energy Corp.
08/15/20	6.625%	17,215,000	18,420,050
02/15/21	6.125%	19,295,000	20,356,225
03/15/23	5.750%	7,122,000	7,371,270

Cimarex Energy Co.
05/01/22	5.875%	7,654,000	7,979,295
06/01/24	4.375%	1,775,000	1,685,700

Concho Resources, Inc.
01/15/21	7.000%	6,799,000	7,155,947
01/15/22	6.500%	970,000	1,008,800
10/01/22	5.500%	6,032,000	6,032,000
04/01/23	5.500%	15,842,000	15,842,000

Diamondback Energy, Inc.
10/01/21	7.625%	2,098,000	2,150,450

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	22,318,000	22,485,385

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co. Senior Unsecured(a)
12/01/24	5.000%	1,053,000	947,700

Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	11,671,000
01/15/22	5.625%	12,243,000	10,835,055
05/01/22	7.375%	8,068,000	7,725,110

Oasis Petroleum, Inc.
11/01/21	6.500%	10,737,000	9,797,512
03/15/22	6.875%	13,273,000	12,219,456
01/15/23	6.875%	13,244,000	12,118,260

RSP Permian, Inc.(a)
10/01/22	6.625%	3,228,000	3,207,825

Range Resources Corp.
06/01/21	5.750%	7,170,000	7,349,250

SM Energy Co.
Senior Unsecured
01/15/24	5.000%	6,299,000	5,653,353

SM Energy Co.(a)
Senior Unsecured
11/15/22	6.125%	6,083,000	5,870,095

Whiting Petroleum Corp.
10/01/18	6.500%	340,000	334,050
03/15/21	5.750%	17,176,000	16,338,670

Total			235,669,346

Leisure 1.1%
Activision Blizzard, Inc.(a)
09/15/21	5.625%	23,000,000	24,638,750
09/15/23	6.125%	3,624,000	3,950,160

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	4,434,000	4,500,510

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
06/01/24	5.375%	3,900,000	3,939,000

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(d)(e)
07/01/15	9.300%	19,711	19,711

Total			37,048,131

Lodging 1.1%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,880,735

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	15,804,000	16,673,220

Playa Resorts Holding BV(a)
08/15/20	8.000%	17,410,000	17,279,425

Total			36,833,380

Media and Entertainment 5.8%
AMC Networks, Inc.
07/15/21	7.750%	10,051,000	10,880,207
12/15/22	4.750%	16,978,000	16,893,110

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.
Senior Unsecured
11/15/22	6.500%	8,464,000	8,633,280
11/15/22	6.500%	24,721,000	25,493,531

Gannett Co., Inc.
10/15/19	5.125%	11,479,000	11,880,765
10/15/23	6.375%	680,000	724,200

Gannett Co., Inc.(a)
09/15/21	4.875%	2,723,000	2,723,000
09/15/24	5.500%	2,362,000	2,385,620

Lamar Media Corp.
05/01/23	5.000%	4,959,000	4,996,193
01/15/24	5.375%	5,650,000	5,847,750

MDC Partners, Inc.(a)
04/01/20	6.750%	12,851,000	13,413,231

Netflix, Inc. Senior Unsecured(a)
03/01/24	5.750%	2,594,000	2,684,790

Nexstar Broadcasting, Inc.(a)
02/15/22	6.125%	7,160,000	7,177,900

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	9,346,000	9,603,015

Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	3,776,000	3,785,440

Outfront Media Capital LLC/Corp.(a)
02/15/22	5.250%	11,627,000	12,033,945
02/15/24	5.625%	3,627,000	3,790,215
03/15/25	5.875%	6,483,000	6,709,905

Univision Communications, Inc.(a)
Senior Secured
11/01/20	7.875%	5,199,000	5,575,928
09/15/22	6.750%	9,215,000	10,021,313
05/15/23	5.125%	23,986,000	24,885,475

Ziff Davis Media, Inc.(c)(d)(e)
12/15/11	0.000%	753,352	19,662

Total			190,158,475

Metals 1.3%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	9,428,000	10,291,671

ArcelorMittal
Senior Unsecured
03/01/21	6.000%	13,666,000	14,093,062
02/25/22	6.750%	7,497,000	7,970,248

Calcipar SA
Senior Secured(a)
05/01/18	6.875%	8,836,000	8,946,450

Peabody Energy Corp.
11/15/21	6.250%	588,000	441,000

Total			41,742,431

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 5.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	15,209,000	15,589,225
03/15/24	4.875%	4,724,000	4,830,290

Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	9,222,000	9,129,780

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	1,078,000	1,051,050
03/01/22	6.125%	3,521,000	3,424,172

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	24,812,000	26,672,900
05/15/22	5.500%	7,536,000	7,818,600

Kinder Morgan, Inc.
06/01/18	7.250%	3,378,000	3,826,771
Senior Unsecured
02/01/18	7.000%	675,000	751,246

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,096,205
02/15/23	5.500%	12,671,000	13,035,291
07/15/23	4.500%	16,983,000	16,813,170

Markwest Energy Partners LP/Finance Corp.
12/01/24	4.875%	8,911,000	8,955,555

Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	5,453,000	5,916,505
07/15/21	6.500%	9,083,000	9,627,980
10/01/22	5.000%	4,246,000	4,437,070
11/01/23	4.500%	10,400,000	10,504,000

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	411,000	408,945
11/15/23	4.250%	6,551,000	6,125,185

Targa Resources Partners LP/Finance Corp.(a)
01/15/18	5.000%	11,391,000	11,616,542
11/15/19	4.125%	4,115,000	4,012,125

Tesoro Logistics LP/Finance Corp.(a)
Senior Unsecured
10/15/19	5.500%	2,124,000	2,153,205
10/15/22	6.250%	9,981,000	10,130,715

Total			181,926,527

Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,499,873

Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	4,506,000	4,713,727
02/01/22	5.875%	7,847,000	8,023,557

Total			15,237,157

Other Industry 0.5%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	15,074,000	15,978,440

Other REIT 0.1%
DuPont Fabros Technology LP
09/15/21	5.875%	1,618,000	1,678,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.9%
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	9,929,000	10,487,506
10/15/20	5.750%	7,418,000	7,584,905
02/15/21	6.875%	7,400,000	7,788,500

Sealed Air Corp.(a)
12/01/20	6.500%	2,199,000	2,424,398
09/15/21	8.375%	2,581,000	2,897,172

Total			31,182,481

Pharmaceuticals 2.4%
Capsugel SA Senior Unsecured PIK(a)
05/15/19	7.000%	2,513,000	2,566,075

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	21,069,000	21,529,884

Grifols Worldwide Operations Ltd. Senior Unsecured(a)
04/01/22	5.250%	3,882,000	3,940,230

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,987,000	2,126,090

Salix Pharmaceuticals Ltd.(a)
01/15/21	6.000%	3,008,000	3,203,520

Valeant Pharmaceuticals International, Inc.(a)
08/15/18	6.750%	7,389,000	7,860,049
10/15/20	6.375%	15,875,000	16,787,812
07/15/21	7.500%	13,556,000	14,843,820
03/01/23	5.500%	4,480,000	4,592,000

Total			77,449,480

Property & Casualty —%
Lumbermens Mutual Casualty Co.(a)(c)
Senior Subordinated Notes
12/01/97	8.450%	4,600,000	2,300
Subordinated Notes
12/01/37	8.300%	180,000	90

Lumbermens Mutual Casualty Co.(c)
Subordinated Notes
07/01/26	9.150%	9,865,000	4,933

Total			7,323

Railroads 0.5%
Florida East Coast Holdings Corp. Senior Secured(a)
05/01/19	6.750%	16,076,000	15,875,050

Retailers 1.0%
Asbury Automotive Group, Inc.
12/15/24	6.000%	4,467,000	4,623,345

GameStop Corp.(a)
10/01/19	5.500%	6,774,000	6,892,545

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
06/01/22	5.000%	3,183,000	3,143,213

L Brands, Inc.
05/01/20	7.000%	2,000,000	2,275,000
04/01/21	6.625%	3,530,000	3,988,900

Penske Automotive Group, Inc.
12/01/24	5.375%	4,654,000	4,735,445

Rite Aid Corp. Senior Secured
08/15/20	8.000%	7,033,000	7,507,727

Total			33,166,175

Technology 5.6%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	8,453,000	8,706,590
04/01/20	6.375%	4,734,000	4,905,608
08/01/22	5.375%	14,153,000	14,046,852

Ancestry.com, Inc.
12/15/20	11.000%	8,203,000	8,900,255

Audatex North America, Inc.(a)
06/15/21	6.000%	3,421,000	3,557,840
11/01/23	6.125%	4,645,000	4,842,413

CDW LLC/Finance Corp.
04/01/19	8.500%	1,540,000	1,618,925

Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	3,467,000	3,536,340
01/01/22	5.375%	4,954,000	5,127,390
04/01/23	5.375%	12,540,000	13,010,250

First Data Corp.(a)
Secured
01/15/21	8.250%	16,654,000	17,757,327
Senior Secured
08/15/20	8.875%	1,011,000	1,083,034
11/01/20	6.750%	9,016,000	9,658,390

Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	4,512,000	4,579,680

Iron Mountain, Inc.
08/15/23	6.000%	8,449,000	8,850,327

MSCI, Inc.(a)
11/15/24	5.250%	8,090,000	8,433,825

NCR Corp.
12/15/21	5.875%	2,100,000	2,168,250
12/15/23	6.375%	2,653,000	2,772,385

NXP BV/Funding LLC(a)
06/01/18	3.750%	11,934,000	11,934,000

Nuance Communications, Inc.(a)
08/15/20	5.375%	17,834,000	17,967,755

Open Text Corp.
01/15/23	5.625%	6,511,000	6,690,053

Qualitytech LP/Finance Corp.(a)
08/01/22	5.875%	8,297,000	8,400,713

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	5,812,000	5,775,675

Zebra Technologies Corp. Senior Unsecured(a)
10/15/22	7.250%	9,427,000	10,110,457

Total			184,434,334

Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	6,695,535

Hertz Corp. (The)
10/15/20	5.875%	6,009,000	6,099,135
10/15/22	6.250%	6,845,000	6,999,013

Total			19,793,683

Wireless 8.1%
Altice Financing SA Senior Secured(a)(g)
02/15/23	6.625%	6,259,000	6,259,000

Altice SA(a)
05/15/22	7.750%	7,810,000	8,083,350

Altice SA(a)(g)
02/15/25	7.625%	10,527,000	10,527,000

Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	9,594,000	9,718,722
01/15/23	5.250%	30,431,000	31,191,775

Numericable-SFR(a)
Senior Secured
05/15/19	4.875%	7,089,000	7,089,000
05/15/22	6.000%	18,098,000	18,512,444

SBA Communications Corp. Senior Unsecured(a)
07/15/22	4.875%	8,181,000	7,956,023

SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,738,937

Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	2,363,000	2,380,723

Sprint Communications, Inc.(a)
11/15/18	9.000%	23,916,000	27,682,770
03/01/20	7.000%	14,794,000	16,125,460

Sprint Corp.
09/15/21	7.250%	6,936,000	6,925,596
09/15/23	7.875%	17,447,000	17,686,896

T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	6,021,274
04/28/22	6.731%	10,982,000	11,380,097
03/01/23	6.000%	9,777,000	9,996,982
04/01/23	6.625%	9,185,000	9,529,438
01/15/24	6.500%	5,853,000	6,072,488
03/01/25	6.375%	2,446,000	2,488,805

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Acquisition Finance SA(a)
Senior Secured
04/30/20	6.500%	11,414,000	11,870,560
07/15/20	4.750%	23,802,000	23,206,950

Total			265,444,290

Wirelines 4.9%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	5,959,000	6,270,358
06/15/21	6.450%	20,692,000	22,399,090
03/15/22	5.800%	1,138,000	1,197,745
12/01/23	6.750%	1,562,000	1,743,583

EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	7,101,000	7,172,010

Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	767,000	838,906
07/01/21	9.250%	13,663,000	15,769,835
09/15/21	6.250%	937,000	965,110
01/15/23	7.125%	5,000,000	5,187,500
01/15/25	6.875%	10,338,000	10,480,147

Level 3 Communications, Inc. Senior Unsecured(a)
12/01/22	5.750%	6,482,000	6,530,615

Level 3 Financing, Inc.
07/01/19	8.125%	2,904,000	3,081,870
06/01/20	7.000%	5,681,000	6,050,265
07/15/20	8.625%	8,850,000	9,650,925
01/15/21	6.125%	4,739,000	4,916,713

Level 3 Financing, Inc.(a)
08/15/22	5.375%	9,971,000	10,120,565
02/01/23	5.625%	8,020,000	8,140,300

Level 3 Financing, Inc.(f)
01/15/18	3.826%	1,728,000	1,736,640

Telecom Italia Capital SA
06/18/19	7.175%	10,101,000	11,565,645

Telecom Italia SpA Senior Unsecured(a)
05/30/24	5.303%	6,043,000	6,322,489

Windstream Corp.
10/15/20	7.750%	7,787,000	8,079,012
06/01/22	7.500%	8,195,000	8,174,512

Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,283,000	5,599,980

Total			161,993,815

Total Corporate Bonds & Notes
(Cost: $3,010,023,024)			3,059,218,952

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp. Subordinated Notes(c)(d)(e)
06/12/15	4.750%	3,896,787	390

Total Convertible Bonds
(Cost: $—)			390

Senior Loans 1.4%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
BHM Technologies LLC Term Loan(c)(d)(e)(f)(h)
11/26/13	0.000%	1,237,124	124

Chemicals 0.1%
PQ Corp.
Term Loan(f)(h)
08/07/17	4.000%	3,629,308	3,569,206

Solenis International LP/Holdings 3 LLC 1st Lien Term Loan(f)(h)
07/31/21	4.250%	1,308,524	1,267,228

Total			4,836,434

Health Care 0.7%
CHS/Community Health Systems, Inc. Tranche D Term Loan(f)(h)
01/27/21	4.250%	3,091,770	3,088,214

U.S. Renal Care, Inc.(f)(h) 1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	6,105,957	6,014,368
2nd Lien Tranche B-1 Term Loan
01/03/20	8.500%	3,334,539	3,326,203

United Surgical Partners International, Inc. Tranche B Term Loan(f)(h)
04/03/19	4.750%	11,485,102	11,437,209

Total			23,865,994

Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(f)(h)
12/27/20	6.250%	2,112,000	2,098,800

Retailers 0.2%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(f)(h)
08/21/20	5.750%	5,972,000	5,983,227

Technology 0.3%
Applied Systems, Inc. 1st Lien Term Loan(f)(h)
01/25/21	4.250%	927,630	919,801

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TIBCO Software, Inc. Term Loan(f)(g)(h)
12/04/20	0.000%	8,931,000	8,714,423

Total			9,634,224

Total Senior Loans
(Cost: $49,292,115)			46,418,803

Common Stocks —%
Issuer		Shares	Value ($)
Consumer Discretionary —%
Auto Components —%

Lear Corp.		1,324	132,864

Automobiles —%

BHM Technologies LLC(d)(e)(i)		115,119	1,151

Media —%

Haights Cross Communications, Inc.(b)(d)(e)(i)		275,078	—

Loral Space & Communications, Inc.(i)		101	7,263

Ziff Davis Holdings, Inc.(d)(e)(i)		6,107	61

Total			7,324

Total Consumer Discretionary			141,339

Financials —%
Diversified Financial Services —%

Adelphia Recovery Trust(d)(e)(i)		1,410,902	14,109

Total Financials			14,109

Industrials —%
Commercial Services & Supplies —%

Quad/Graphics, Inc.		1,009	20,220

Total Industrials			20,220

Utilities —%
Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow(b)(d)(e)(i)		23,187,000	—

Total Utilities			—

Total Common Stocks
(Cost: $3,418,635)			175,668

Preferred Stocks —%
Consumer Discretionary —%
Automobiles —%

BHM Technologies LLC(d)(e)(i)		1,378	14

Total Preferred Stocks
(Cost: $74)			14

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Warrants —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%

ION Media Networks, Inc.(d)(e)(i)	221	2

ION Media Networks, Inc.(d)(e)(i)	223	2

Total		4

Total Warrants
(Cost: $1,137,893)		4

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(j)(k)	168,471,508	168,471,508

Total Money Market Funds
(Cost: $168,471,508)		168,471,508

Total Investments
(Cost: $3,232,343,249)		3,274,285,339

Other Assets & Liabilities, Net		16,056,025

Net Assets		3,290,341,364

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $670,950 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(497)	USD	(65,044,875)	03/2015	—	(2,391,511)

Credit Default Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $2,510,105 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.662	50,000,000	127,937	277,778	405,715	—

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $1,213,890,376 or 36.89% of net assets.

(b)	Negligible market value.

(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $2,480,938, which represents 0.08% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $97,764, which represents less than 0.01% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust Common Stock	05/17/2002 - 06/07/2002	278,750

At Home Corp. Subordinated Notes 06/12/15 4.750%	07/26/2005	—

BHM Technologies LLC Common Stock	07/21/2006	6,216

BHM Technologies LLC Preferred Stock	07/21/2006	74

BHM Technologies LLC Term Loan 11/26/13 0.000%	07/21/2006 - 03/31/2010	2,899,551

Calpine Corp. Escrow Common Stock	09/29/2011	—

Collins & Aikman Products Co. 08/15/12 12.875%	08/12/2004 - 04/12/2005	5,854,200

Haights Cross Communications, Inc. Common Stock	01/15/2004 - 02/03/2006	3,131,160

ION Media Networks, Inc. Warrant	12/19/2005 - 04/14/2009	1,137,893

ION Media Networks, Inc. Warrant	03/12/2011	—

Lear Corp. Escrow Bond 12/01/16 8.750%	11/20/2006 - 07/24/2008	—

Quebecor Media, Inc. 01/15/49 9.750%	01/17/2007	24,647

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	11/27/2000 - 04/20/2001	19,435

Ziff Davis Holdings, Inc. Common Stock	07/01/2008	61

Ziff Davis Media, Inc. 12/15/11 0.000%	07/01/2008 - 04/15/2011	551,540

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $97,764, which represents less than 0.01% of net assets.

(f)	Variable rate security.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	169,293,304	678,633,243	(679,455,039)	168,471,508	65,968	168,471,508

(k)	The rate shown is the seven-day current annualized yield at January 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)		Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Automotive	—		95,418,713	691	95,419,404

Cable and Satellite	—		190,139,852	41,847	190,181,699

Leisure	—		37,028,420	19,711	37,048,131

Media and Entertainment	—		190,138,813	19,662	190,158,475

All other industries	—		2,546,411,243	—	2,546,411,243

Convertible Bonds

Wirelines	—		—	390	390

Total Bonds	—		3,059,137,041	82,301	3,059,219,342

Other

Senior Loans

Automotive	—		—	124	124

Lodging	—		—	2,098,800	2,098,800

All other industries	—		44,319,879	—	44,319,879

Total Other	—		44,319,879	2,098,924	46,418,803

Equity Securities

Common Stocks

Consumer Discretionary	140,126		—	1,213	141,339

Financials	—		—	14,109	14,109

Industrials	20,220		—	—	20,220

Utilities	0	(a)	—	—	0	(a)

Preferred Stocks

Consumer Discretionary	—		—	14	14

Warrants

Consumer Discretionary	—		—	4	4

Total Equity Securities	160,346		—	15,340	175,686

Mutual Funds

Money Market Funds	168,471,508		—	—	168,471,508

Total Mutual Funds	168,471,508		—	—	168,471,508

Investments in Securities	168,631,854		3,103,456,920	2,196,565	3,274,285,339

Derivatives

Assets

Swap Contracts	—		405,715	—	405,715

Liabilities

Futures Contracts	(2,391,511)		—	—	(2,391,511)

Total	166,240,343		3,103,862,635	2,196,565	3,272,299,543

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

Columbia Income Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

Columbia Income Opportunities Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $3,063,871,741)	$3,105,813,831

Affiliated issuers (identified cost $168,471,508)	168,471,508

Total investments (identified cost $3,232,343,249)	3,274,285,339

Cash	38,969

Margin deposits	3,181,055

Receivable for:

Investments sold	20,228,750

Capital shares sold	13,024,429

Dividends	17,038

Interest	46,424,585

Reclaims	66,237

Expense reimbursement due from Investment Manager	4,854

Prepaid expenses	6,594

Trustees’ deferred compensation plan	48,222

Other assets	40,938

Total assets	3,357,367,010

Liabilities

Payable for:

Investments purchased	2,956,936

Investments purchased on a delayed delivery basis	44,818,137

Capital shares purchased	5,803,804

Dividend distributions to shareholders	12,074,277

Variation margin	361,768

Investment management fees	49,609

Distribution and/or service fees	15,262

Transfer agent fees	596,371

Administration fees	5,528

Plan administration fees	4

Compensation of board members	192,948

Other expenses	102,780

Trustees’ deferred compensation plan	48,222

Total liabilities	67,025,646

Net assets applicable to outstanding capital stock	$3,290,341,364

Represented by

Paid-in capital	$3,250,942,387

Excess of distributions over net investment income	(451,026)

Accumulated net realized loss	(106,291)

Unrealized appreciation (depreciation) on:

Investments	41,942,090

Futures contracts	(2,391,511)

Swap contracts	405,715

Total — representing net assets applicable to outstanding capital stock	$3,290,341,364

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

Columbia Income Opportunities Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A

Net assets	$1,742,875,415

Shares outstanding	174,396,455

Net asset value per share	$9.99

Maximum offering price per share(a)	$10.49

Class B

Net assets	$9,226,035

Shares outstanding	923,690

Net asset value per share	$9.99

Class C

Net assets	$109,536,939

Shares outstanding	10,969,466

Net asset value per share	$9.99

Class I

Net assets	$551,207,497

Shares outstanding	55,083,008

Net asset value per share	$10.01

Class K

Net assets	$624,417

Shares outstanding	62,292

Net asset value per share	$10.02

Class R

Net assets	$861,239

Shares outstanding	86,135

Net asset value per share	$10.00

Class R4

Net assets	$2,911,619

Shares outstanding	290,371

Net asset value per share	$10.03

Class R5

Net assets	$20,558,762

Shares outstanding	2,051,294

Net asset value per share	$10.02

Class W

Net assets	$12,432,205

Shares outstanding	1,244,173

Net asset value per share	$9.99

Class Y

Net assets	$8,877,590

Shares outstanding	887,028

Net asset value per share	$10.01

Class Z

Net assets	$831,229,646

Shares outstanding	82,967,754

Net asset value per share	$10.02

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

Columbia Income Opportunities Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$784
Dividends — affiliated issuers	65,968
Interest	86,925,619

Total income	86,992,371

Expenses:
Investment management fees	8,794,211
Distribution and/or service fees
Class A	2,078,307
Class B	51,560
Class C	565,457
Class R	2,283
Class W	15,823
Transfer agent fees
Class A	1,969,399
Class B	12,219
Class C	133,974
Class K	207
Class R	1,083
Class R4	4,561
Class R5	4,618
Class W	14,993
Class Z	994,028
Administration fees	984,017
Plan administration fees
Class K	1,033
Compensation of board members	25,538
Custodian fees	26,390
Printing and postage fees	183,000
Registration fees	91,920
Professional fees	31,152
Other	22,046

Total expenses	16,007,819
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(637,171)

Total net expenses	15,370,648

Net investment income	71,621,723

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,577,283
Futures contracts	(870,734)
Swap contracts	275,883

Net realized gain	4,982,432
Net change in unrealized appreciation (depreciation) on:
Investments	(19,991,506)
Futures contracts	(2,945,912)
Swap contracts	405,715

Net change in unrealized depreciation	(22,531,703)

Net realized and unrealized loss	(17,549,271)

Net increase in net assets resulting from operations	$54,072,452

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

Columbia Income Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations

Net investment income	$71,621,723	$154,008,662

Net realized gain	4,982,432	49,541,082

Net change in unrealized depreciation	(22,531,703)	(8,997,212)

Net increase in net assets resulting from operations	54,072,452	194,552,532

Distributions to shareholders

Net investment income

Class A	(36,555,675)	(72,068,483)

Class B	(187,256)	(581,905)

Class C	(2,058,729)	(5,076,674)

Class I	(12,411,937)	(32,342,562)

Class K	(18,653)	(35,963)

Class R	(18,846)	(47,318)

Class R4	(90,409)	(77,958)

Class R5	(447,440)	(439,929)

Class W	(278,475)	(563,599)

Class Y	(227,080)	(638,553)

Class Z	(19,501,533)	(44,562,154)

Net realized gains

Class A	(5,335,164)	—

Class B	(31,014)	—

Class C	(348,807)	—

Class I	(1,645,460)	—

Class K	(2,815)	—

Class R	(2,583)	—

Class R4	(9,894)	—

Class R5	(90,730)	—

Class W	(39,759)	—

Class Y	(26,305)	—

Class Z	(2,631,788)	—

Total distributions to shareholders	(81,960,352)	(156,435,098)

Increase (decrease) in net assets from capital stock activity	160,773,844	(86,219,983)

Total increase (decrease) in net assets	132,885,944	(48,102,549)

Net assets at beginning of period	3,157,455,420	3,205,557,969

Net assets at end of period	$3,290,341,364	$3,157,455,420

Excess of distributions over net investment income	$(451,026)	$(276,716)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

Columbia Income Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	35,479,079	354,398,889	49,959,229	506,606,630

Distributions reinvested	3,934,215	39,461,546	6,678,964	67,283,885

Redemptions	(27,014,603)	(269,730,209)	(46,859,716)	(472,707,331)

Net increase	12,398,691	124,130,226	9,778,477	101,183,184

Class B shares

Subscriptions	10,625	106,181	54,114	546,202

Distributions reinvested	17,949	179,990	47,909	481,844

Redemptions(a)	(228,224)	(2,280,805)	(755,826)	(7,597,218)

Net decrease	(199,650)	(1,994,634)	(653,803)	(6,569,172)

Class C shares

Subscriptions	831,779	8,435,714	1,286,001	12,890,133

Distributions reinvested	212,725	2,131,720	441,013	4,438,195

Redemptions	(1,501,165)	(15,063,641)	(3,244,524)	(32,581,963)

Net decrease	(456,661)	(4,496,207)	(1,517,510)	(15,253,635)

Class I shares

Subscriptions	8,916,675	89,526,558	17,062,246	170,331,252

Distributions reinvested	1,399,615	14,057,124	3,206,324	32,342,047

Redemptions	(6,382,010)	(63,561,973)	(26,156,952)	(264,865,482)

Net increase (decrease)	3,934,280	40,021,709	(5,888,382)	(62,192,183)

Class K shares

Subscriptions	6,611	66,258	25,318	259,131

Distributions reinvested	2,107	21,214	3,530	35,721

Redemptions	(39,482)	(396,071)	(749)	(7,610)

Net increase (decrease)	(30,764)	(308,599)	28,099	287,242

Class R shares

Subscriptions	11,811	117,910	29,569	297,613

Distributions reinvested	2,133	21,423	4,671	47,108

Redemptions	(27,263)	(275,507)	(29,442)	(297,880)

Net increase (decrease)	(13,319)	(136,174)	4,798	46,841

Class R4 shares

Subscriptions	717,693	7,214,897	239,986	2,423,173

Distributions reinvested	9,929	100,042	7,646	77,714

Redemptions	(684,486)	(6,930,029)	(22,022)	(224,422)

Net increase	43,136	384,910	225,610	2,276,465

Class R5 shares

Subscriptions	2,918,735	29,424,394	1,410,354	14,230,699

Distributions reinvested	53,437	536,860	40,757	414,658

Redemptions	(2,083,778)	(20,804,682)	(1,568,270)	(15,612,441)

Net increase (decrease)	888,394	9,156,572	(117,159)	(967,084)

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

Columbia Income Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	117,484	1,177,220	533,891	5,361,450

Distributions reinvested	31,699	317,985	55,845	563,367

Redemptions	(166,633)	(1,667,392)	(312,980)	(3,154,275)

Net increase (decrease)	(17,450)	(172,187)	276,756	2,770,542

Class Y shares

Subscriptions	55,285	550,254	77,754	784,863

Distributions reinvested	319	3,202	489	4,937

Redemptions	(384,355)	(3,885,842)	(50,926)	(514,054)

Net increase (decrease)	(328,751)	(3,332,386)	27,317	275,746

Class Z shares

Subscriptions	16,943,056	170,599,642	9,711,323	98,230,518

Distributions reinvested	617,021	6,207,609	1,211,700	12,240,655

Redemptions	(17,860,395)	(179,286,637)	(21,709,022)	(218,549,102)

Net decrease	(300,318)	(2,479,386)	(10,785,999)	(108,077,929)

Total net increase (decrease)	15,917,588	160,773,844	(8,621,796)	(86,219,983)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

Columbia Income Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.08		$9.96		$9.78		$9.76		$9.72	$9.00

Income from investment operations:

Net investment income	0.22		0.48		0.50		0.56		0.62	0.73

Net realized and unrealized gain (loss)	(0.06)		0.12		0.18		0.21		0.51	0.73

Total from investment operations	0.16		0.60		0.68		0.77		1.13	1.46

Less distributions to shareholders:

Net investment income	(0.22)		(0.48)		(0.50)		(0.56)		(0.64)	(0.74)

Net realized gains	(0.03)		—		—		(0.19)		(0.45)	—

Total distributions to shareholders	(0.25)		(0.48)		(0.50)		(0.75)		(1.09)	(0.74)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—

Net asset value, end of period	$9.99		$10.08		$9.96		$9.78		$9.76	$9.72

Total return	1.63%		6.18%		7.10%		8.51%		12.19%	16.76%

Ratios to average net assets(b)

Total gross expenses	1.12	%(c)	1.13%		1.11%		1.10%		1.07%	1.11%

Total net expenses(d)	1.08	%(c)	1.08	%(e)	1.08	%(e)	1.02	%(e)	1.07%	1.11%

Net investment income	4.39	%(c)	4.73%		4.98%		5.89%		6.41%	7.77%

Supplemental data

Net assets, end of period (in thousands)	$1,742,875		$1,632,562		$1,515,539		$907,546		$767,359	$498,803

Portfolio turnover	22%		65%		59%		55%		84%	86%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.07		$9.95		$9.77		$9.76		$9.72	$9.00

Income from investment operations:

Net investment income	0.18		0.40		0.43		0.49		0.55	0.66

Net realized and unrealized gain (loss)	(0.05)		0.13		0.18		0.20		0.51	0.73

Total from investment operations	0.13		0.53		0.61		0.69		1.06	1.39

Less distributions to shareholders:

Net investment income	(0.18)		(0.41)		(0.43)		(0.49)		(0.57)	(0.67)

Net realized gains	(0.03)		—		—		(0.19)		(0.45)	—

Total distributions to shareholders	(0.21)		(0.41)		(0.43)		(0.68)		(1.02)	(0.67)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—

Net asset value, end of period	$9.99		$10.07		$9.95		$9.77		$9.76	$9.72

Total return	1.35%		5.39%		6.30%		7.59%		11.35%	15.88%

Ratios to average net assets(b)

Total gross expenses	1.87	%(c)	1.88%		1.84%		1.85%		1.81%	1.87%

Total net expenses(d)	1.83	%(c)	1.83	%(e)	1.82	%(e)	1.77	%(e)	1.81%	1.87%

Net investment income	3.64	%(c)	4.01%		4.30%		5.17%		5.61%	7.01%

Supplemental data

Net assets, end of period (in thousands)	$9,226		$11,315		$17,685		$25,570		$39,725	$29,051

Portfolio turnover	22%		65%		59%		55%		84%	86%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.07		$9.95		$9.77		$9.76		$9.72	$9.00

Income from investment operations:

Net investment income	0.18		0.41		0.44		0.51		0.55	0.65

Net realized and unrealized gain (loss)	(0.05)		0.12		0.18		0.20		0.51	0.74

Total from investment operations	0.13		0.53		0.62		0.71		1.06	1.39

Less distributions to shareholders:

Net investment income	(0.18)		(0.41)		(0.44)		(0.51)		(0.57)	(0.67)

Net realized gains	(0.03)		—		—		(0.19)		(0.45)	—

Total distributions to shareholders	(0.21)		(0.41)		(0.44)		(0.70)		(1.02)	(0.67)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	—

Net asset value, end of period	$9.99		$10.07		$9.95		$9.77		$9.76	$9.72

Total return	1.35%		5.45%		6.46%		7.83%		11.36%	15.89%

Ratios to average net assets(b)

Total gross expenses	1.88	%(c)	1.88%		1.85%		1.85%		1.81%	1.86%

Total net expenses(d)	1.83	%(c)	1.78	%(e)	1.67	%(e)	1.57	%(e)	1.81%	1.86%

Net investment income	3.64	%(c)	4.04%		4.44%		5.35%		5.63%	6.98%

Supplemental data

Net assets, end of period (in thousands)	$109,537		$115,050		$128,766		$132,634		$118,257	$60,482

Portfolio turnover	22%		65%		59%		55%		84%	86%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class I	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.09		$9.97	$9.79	$9.77	$9.73	$9.01

Income from investment operations:

Net investment income	0.24		0.52	0.55	0.60	0.66	0.77

Net realized and unrealized gain (loss)	(0.05)		0.13	0.18	0.21	0.51	0.73

Total from investment operations	0.19		0.65	0.73	0.81	1.17	1.50

Less distributions to shareholders:

Net investment income	(0.24)		(0.53)	(0.55)	(0.60)	(0.68)	(0.78)

Net realized gains	(0.03)		—	—	(0.19)	(0.45)	—

Total distributions to shareholders	(0.27)		(0.53)	(0.55)	(0.79)	(1.13)	(0.78)

Proceeds from regulatory settlements	—		—	—	0.00 (a)	—	—

Net asset value, end of period	$10.01		$10.09	$9.97	$9.79	$9.77	$9.73

Total return	1.95%		6.65%	7.56%	8.92%	12.59%	17.19%

Ratios to average net assets(b)

Total gross expenses	0.64	%(c)	0.64%	0.65%	0.65%	0.70%	0.72%

Total net expenses(d)	0.64	%(c)	0.64%	0.65%	0.65%	0.70%	0.72%

Net investment income	4.83	%(c)	5.19%	5.45%	6.25%	6.81%	8.16%

Supplemental data

Net assets, end of period (in thousands)	$551,207		$516,118	$568,577	$272,571	$209,065	$182,941

Portfolio turnover	22%		65%	59%	55%	84%	86%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class K	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.11		$9.99	$9.81	$9.79	$9.75	$9.03

Income from investment operations:

Net investment income	0.23		0.49	0.52	0.57	0.64	0.74

Net realized and unrealized gain (loss)	(0.06)		0.13	0.18	0.21	0.51	0.73

Total from investment operations	0.17		0.62	0.70	0.78	1.15	1.47

Less distributions to shareholders:

Net investment income	(0.23)		(0.50)	(0.52)	(0.57)	(0.66)	(0.75)

Net realized gains	(0.03)		—	—	(0.19)	(0.45)	—

Total distributions to shareholders	(0.26)		(0.50)	(0.52)	(0.76)	(1.11)	(0.75)

Proceeds from regulatory settlements	—		—	—	0.00 (a)	—	—

Net asset value, end of period	$10.02		$10.11	$9.99	$9.81	$9.79	$9.75

Total return	1.70%		6.33%	7.23%	8.59%	12.28%	16.82%

Ratios to average net assets(b)

Total gross expenses	0.94	%(c)	0.94%	0.94%	0.94%	0.99%	1.03%

Total net expenses(d)	0.94	%(c)	0.94%	0.94%	0.94%	0.99%	1.03%

Net investment income	4.52	%(c)	4.85%	5.16%	5.98%	6.58%	7.84%

Supplemental data

Net assets, end of period (in thousands)	$624		$941	$649	$485	$359	$404

Portfolio turnover	22%		65%	59%	55%	84%	86%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.08		$9.96		$9.78		$9.76		$9.85

Income from investment operations:

Net investment income	0.21		0.45		0.48		0.52		0.49

Net realized and unrealized gain (loss)	(0.05)		0.13		0.18		0.23		0.37

Total from investment operations	0.16		0.58		0.66		0.75		0.86

Less distributions to shareholders:

Net investment income	(0.21)		(0.46)		(0.48)		(0.54)		(0.50)

Net realized gains	(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.24)		(0.46)		(0.48)		(0.73)		(0.95)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$10.00		$10.08		$9.96		$9.78		$9.76

Total return	1.60%		5.92%		6.83%		8.27%		9.21%

Ratios to average net assets(c)

Total gross expenses	1.37	%(d)	1.38%		1.35%		1.37%		1.32	%(d)

Total net expenses(e)	1.33	%(d)	1.33	%(f)	1.32	%(f)	1.29	%(f)	1.32	%(d)

Net investment income	4.14	%(d)	4.48%		4.80%		5.49%		6.05	%(d)

Supplemental data

Net assets, end of period (in thousands)	$861		$1,003		$943		$1,023		$4

Portfolio turnover	22%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.11		$9.99		$9.95

Income from investment operations:

Net investment income	0.23		0.50		0.38

Net realized and unrealized gain (loss)	(0.04)		0.13		0.04

Total from investment operations	0.19		0.63		0.42

Less distributions to shareholders:

Net investment income	(0.24)		(0.51)		(0.38)

Net realized gains	(0.03)		—		—

Total distributions to shareholders	(0.27)		(0.51)		(0.38)

Net asset value, end of period	$10.03		$10.11		$9.99

Total return	1.85%		6.45%		4.25%

Ratios to average net assets(b)

Total gross expenses	0.87	%(c)	0.88%		0.92	%(c)

Total net expenses(d)	0.83	%(c)	0.83	%(e)	0.83	%(c)(e)

Net investment income	4.63	%(c)	4.93%		5.28	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,912		$2,500		$216

Portfolio turnover	22%		65%		59%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.11		$9.99	$9.95

Income from investment operations:

Net investment income	0.24		0.51	0.38

Net realized and unrealized gain (loss)	(0.06)		0.14	0.05

Total from investment operations	0.18		0.65	0.43

Less distributions to shareholders:

Net investment income	(0.24)		(0.53)	(0.39)

Net realized gains	(0.03)		—	—

Total distributions to shareholders	(0.27)		(0.53)	(0.39)

Net asset value, end of period	$10.02		$10.11	$9.99

Total return	1.83%		6.59%	4.34%

Ratios to average net assets(b)

Total gross expenses	0.69	%(c)	0.68%	0.75	%(c)

Total net expenses(d)	0.69	%(c)	0.68%	0.75	%(c)

Net investment income	4.79	%(c)	5.00%	5.50	%(c)

Supplemental data

Net assets, end of period (in thousands)	$20,559		$11,756	$12,784

Portfolio turnover	22%		65%	59%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.08		$9.95		$9.77		$9.76		$9.85

Income from investment operations:

Net investment income	0.22		0.47		0.50		0.55		0.52

Net realized and unrealized gain (loss)	(0.06)		0.14		0.18		0.21		0.36

Total from investment operations	0.16		0.61		0.68		0.76		0.88

Less distributions to shareholders:

Net investment income	(0.22)		(0.48)		(0.50)		(0.56)		(0.52)

Net realized gains	(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.25)		(0.48)		(0.50)		(0.75)		(0.97)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$9.99		$10.08		$9.95		$9.77		$9.76

Total return	1.63%		6.29%		7.10%		8.43%		9.45%

Ratios to average net assets(c)

Total gross expenses	1.13	%(d)	1.13%		1.10%		1.11%		1.02	%(d)

Total net expenses(e)	1.08	%(d)	1.08	%(f)	1.07	%(f)	1.04	%(f)	1.02	%(d)

Net investment income	4.39	%(d)	4.71%		5.01%		5.78%		6.38	%(d)

Supplemental data

Net assets, end of period (in thousands)	$12,432		$12,712		$9,804		$33		$2

Portfolio turnover	22%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2015

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Y	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.09		$9.97	$9.79	$9.78	$9.76

Income from investment operations:

Net investment income	0.24		0.52	0.55	0.60	0.25

Net realized and unrealized gain (loss)	(0.05)		0.13	0.18	0.20	0.02

Total from investment operations	0.19		0.65	0.73	0.80	0.27

Less distributions to shareholders:

Net investment income	(0.24)		(0.53)	(0.55)	(0.60)	(0.25)

Net realized gains	(0.03)		—	—	(0.19)	—

Total distributions to shareholders	(0.27)		(0.53)	(0.55)	(0.79)	(0.25)

Proceeds from regulatory settlements	—		—	—	0.00 (b)	—

Net asset value, end of period	$10.01		$10.09	$9.97	$9.79	$9.78

Total return	1.95%		6.65%	7.56%	8.81%	2.81%

Ratios to average net assets(c)

Total gross expenses	0.63	%(d)	0.64%	0.64%	0.65%	0.66	%(d)

Total net expenses(e)	0.63	%(d)	0.64%	0.64%	0.65%	0.66	%(d)

Net investment income	4.79	%(d)	5.17%	5.48%	6.26%	6.46	%(d)

Supplemental data

Net assets, end of period (in thousands)	$8,878		$12,272	$11,852	$13,183	$10,464

Portfolio turnover	22%		65%	59%	55%	84%

Notes to Financial Highlights

(a)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	35

Columbia Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.10		$9.98		$9.80		$9.79		$9.86

Income from investment operations:

Net investment income	0.23		0.50		0.53		0.58		0.52

Net realized and unrealized gain (loss)	(0.04)		0.13		0.18		0.21		0.40

Total from investment operations	0.19		0.63		0.71		0.79		0.92

Less distributions to shareholders:

Net investment income	(0.24)		(0.51)		(0.53)		(0.59)		(0.54)

Net realized gains	(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.27)		(0.51)		(0.53)		(0.78)		(0.99)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$10.02		$10.10		$9.98		$9.80		$9.79

Total return	1.86%		6.44%		7.36%		8.67%		9.89%

Ratios to average net assets(c)

Total gross expenses	0.87	%(d)	0.88%		0.85%		0.84%		0.76	%(d)

Total net expenses(e)	0.83	%(d)	0.83	%(f)	0.82	%(f)	0.77	%(f)	0.76	%(d)

Net investment income	4.64	%(d)	4.99%		5.30%		6.13%		6.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$831,230		$841,227		$938,744		$1,140,401		$880,214

Portfolio turnover	22%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2015

Columbia Income Opportunities Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2015	37

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

38	Semiannual Report 2015

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage its cash position. These instruments may be used for other

Semiannual Report 2015	39

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2015:

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount($)(b)
				Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Centrally Cleared Swap Contracts(c)	20,080	—	20,080	—	20,080	—	—

(a)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due to counterparties in the event of default.

(c)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

40	Semiannual Report 2015

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	405,715	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,391,511	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	275,883	275,883
Interest rate risk	(870,734)	—	(870,734)
Total	(870,734)	275,883	(594,851)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	405,715	405,715
Interest rate risk	(2,945,912)	—	(2,945,912)
Total	(2,945,912)	405,715	(2,540,197)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	64,744,080
Credit default swap contracts — sell protection	47,500,000

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2015	41

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be

42	Semiannual Report 2015

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.55% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $2,942.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class R	0.24
Class R4	0.24
Class R5	0.05
Class W	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These

Semiannual Report 2015	43

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,899,000 and $1,190,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $175,550 for Class A, $3,585 for Class B, and $1,772 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/

expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	1.07%	1.08%
Class B	1.82	1.83
Class C	1.82	1.83
Class I	0.64	0.65
Class K	0.94	0.95
Class R	1.32	1.33
Class R4	0.82	0.83
Class R5	0.69	0.70
Class W	1.07	1.08
Class Y	0.64	0.65
Class Z	0.82	0.83

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $3,232,343,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,176,000
Unrealized depreciation	(44,234,000)
Net unrealized appreciation	$41,942,000

44	Semiannual Report 2015

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	4,878,942

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $848,185,600 and $676,465,614, respectively, for the six months ended January 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, two unaffiliated shareholders of record owned 61.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 25.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The

Semiannual Report 2015	45

Columbia Income Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

46	Semiannual Report 2015

Columbia Income Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	47

Columbia Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR164_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA GLOBAL OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers,

mutual fund commentary and more at columbiathreadneedle.com/us.

Columbia Threadneedle Investor Newsletter

(e-newsletter)

Read our award-winning* shareholder
newsletter. Our quarterly newsletter
is available online and provides timely
and relevant content about economic
trends, fund news, service enhancements and
changes. Sign up to receive the newsletter
electronically at columbiathreadneedle.com/
us/newsletter.

Investment videos

Get analysis of current events and trends that may affect your investments.
Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

Social media We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	Youtube.com/user/CTinvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President’s Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>	Fund and strategy names

>	Established investment teams, philosophies and processes

>	Account services, features, servicing phone numbers and mailing addresses

>	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Global Opportunities Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Global Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Global Opportunities Fund (the Fund) Class A shares returned -2.48% excluding sales charges for the six months ended January 31, 2015.

>	The Fund outperformed its Blended Index, which returned -2.87% over the same time period.

>

During the same six-month period, the Fund’s broad-based equity benchmark, the MSCI ACWI All Cap Index (Net), returned -2.33% and the Fund’s broad-based fixed-income benchmark, the Barclays Global Aggregate Index, returned -3.42%.

Average Annual Total Returns (%) (for period ended January 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	01/23/85
Excluding sales charges		-2.48	1.76	8.09	4.87
Including sales charges		-8.07	-4.12	6.82	4.25
Class B	03/20/95
Excluding sales charges		-2.94	0.95	7.27	4.07
Including sales charges		-7.79	-4.05	6.97	4.07
Class C	06/26/00
Excluding sales charges		-2.87	0.96	7.30	4.07
Including sales charges		-3.85	-0.04	7.30	4.07
Class K	03/20/95	-2.48	1.82	8.23	5.03
Class R*	12/11/06	-2.74	1.38	7.81	4.60
Class R4*	11/08/12	-2.48	1.87	8.18	4.91
Class R5*	11/08/12	-2.39	2.08	8.26	4.95
Class W*	06/25/14	-2.57	1.66	8.07	4.86
Class Z*	09/27/10	-2.40	1.97	8.35	4.99
Blended Index		-2.87	2.70	6.45	N/A	**
MSCI ACWI All Cap Index (Net)		-2.33	6.06	10.05	N/A	**
Barclays Global Aggregate Index		-3.42	-0.62	2.53	3.69

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

**	Ten-year returns are not available because the inception date of the MSCI ACWI All Cap Index (Net) and the Blended Index that includes the MSCI ACWI All Cap Index (Net) is November 30, 2007.

The Blended Index consists of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Index.

The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 24 developed markets countries and large-, mid- and small-cap representation across 21 emerging markets countries.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2015)
Apple, Inc. (United States)	1.7
Government National Mortgage Association (United States) 3.500% 02/19/2045	1.7
iShares MSCI Canada ETF (United States)	1.1
Berkshire Hathaway, Inc., Class B (United States)	1.0
Wells Fargo & Co. (United States)	0.9
Microsoft Corp. (United States)	0.9
JPMorgan Chase & Co. (United States)	0.8
CVS Health Corp. (United States)	0.8
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (Gemany) 0.750% 04/15/2018	0.8
Altria Group, Inc. (United States)	0.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2015)
Alternative Investment Funds	0.9
Asset-Backed Securities — Non-Agency	0.0	(a)
Commercial Mortgage-Backed Securities — Non-Agency	0.0	(a)
Common Stocks	60.4
Consumer Discretionary	8.8
Consumer Staples	5.2
Energy	3.9
Financials	13.4
Health Care	8.2
Industrials	5.8
Information Technology	10.1
Materials	1.9
Telecommunication Services	1.6
Utilities	1.5
Convertible Bonds	2.2
Convertible Preferred Stocks	0.5
Consumer Discretionary	0.0	(a)
Consumer Staples	0.1
Energy	0.1
Financials	0.2
Health Care	0.0	(a)
Industrials	0.0	(a)
Materials	0.0	(a)
Telecommunication Services	0.0	(a)
Utilities	0.1
Corporate Bonds & Notes	3.5
Exchange-Traded Funds	0.9

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Fred Copper, CFA

Orhan Imer, Ph.D., CFA

Toby Nangle

Semiannual Report 2015	3

Columbia Global Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2015) (continued)
Fixed-Income Funds	3.9
Foreign Government Obligations	5.9
Inflation-Indexed Bonds	2.0
Options Purchased Puts	0.0	(a)
Preferred Stocks	0.2
Consumer Discretionary	0.2
Residential Mortgage-Backed Securities — Agency	3.2
Residential Mortgage-Backed Securities — Non-Agency	0.3
U.S. Government & Agency Obligations	0.8
U.S. Treasury Obligations	0.2
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	15.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds (amounting to $113.8 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Country Breakdown (%) (at January 31, 2015)
Argentina	0.0	(a)
Australia	0.9
Belgium	0.3
Brazil	0.8
Canada	0.8
Cayman Islands	0.0	(a)
China	2.2
Colombia	0.2
Croatia	0.0	(a)
Curacao	0.4
Denmark	0.4
Dominican Republic	0.2
El Salvador	0.0	(a)
France	1.8
Germany	3.0
Ghana	0.0	(a)
Greece	0.0	(a)
Guatemala	0.0	(a)
Hong Kong	0.3
Hungary	0.1
India	1.1
Indonesia	0.5
Ireland	1.0
Isle of Man	0.3
Israel	0.3

4	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at January 31, 2015) (continued)
Italy	2.2
Ivory Coast	0.0	(a)
Japan	5.1
Kazakhstan	0.0	(a)
Luxembourg	0.1
Malta	0.0	(a)
Marshall Islands	0.0	(a)
Mexico	0.8
Morocco	0.0	(a)
Netherlands	1.1
New Zealand	0.1
Norway	0.6
Panama	0.0	(a)
Paraguay	0.0	(a)
Peru	0.1
Philippines	0.5
Poland	0.4
Portugal	0.0	(a)
Republic of Namibia	0.0	(a)
Romania	0.0	(a)
Russian Federation	0.4
Senegal	0.0	(a)
Singapore	0.4
South Africa	0.4
South Korea	1.6
Spain	0.5
Supra-National	0.0	(a)
Sweden	0.6
Switzerland	1.5
Taiwan	0.7
Thailand	0.3
Trinidad and Tobago	0.1
Turkey	0.3
Ukraine	0.0	(a)
United Arab Emirates	0.1
United Kingdom	4.4
Uruguay	0.1
Venezuela	0.2
Zambia	0.0	(a)
United States(b)	62.8
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds (amounting to $113.8 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2015	5

Columbia Global Opportunities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.20	1,019.25	5.74	5.87	1.16
Class B	1,000.00	1,000.00	970.60	1,015.49	9.44	9.65	1.91
Class C	1,000.00	1,000.00	971.30	1,015.49	9.44	9.65	1.91
Class K	1,000.00	1,000.00	975.20	1,019.85	5.15	5.27	1.04
Class R	1,000.00	1,000.00	972.60	1,018.00	6.97	7.13	1.41
Class R4	1,000.00	1,000.00	975.20	1,020.51	4.51	4.61	0.91
Class R5	1,000.00	1,000.00	976.10	1,020.91	4.11	4.20	0.83
Class W	1,000.00	1,000.00	974.30	1,019.05	5.94	6.07	1.20
Class Z	1,000.00	1,000.00	976.00	1,020.51	4.51	4.61	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

6	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 61.4%
Issuer	Shares	Value ($)
Australia 0.5%
Australia and New Zealand Banking Group Ltd.	59,464	1,517,966

Macquarie Group Ltd.	34,784	1,667,254

National Australia Bank Ltd.	27,450	757,028

Total		3,942,248

Belgium 0.3%
KBC Groep NV(a)	36,908	1,990,003

Brazil 0.6%
AmBev SA, ADR	124,805	821,217

BB Seguridade Participacoes SA	48,800	534,695

Estacio Participacoes SA	28,100	174,784

Hypermarcas SA(a)	60,400	410,358

Itaú Unibanco Holding SA, ADR	105,588	1,279,726

Kroton Educacional SA	45,700	209,488

Qualicorp SA(a)	27,400	271,115

Ultrapar Participacoes SA	33,600	663,673

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	368,272

Total		4,733,328

Canada 0.5%
Bank of Montreal	42,000	2,414,160

Jaguar Mining, Inc.(a)	53,836	21,184

Suncor Energy, Inc.	50,920	1,518,744

Total		3,954,088

China 2.2%
Alibaba Group Holding Ltd., ADR(a)	3,292	293,251

Baidu, Inc., ADR(a)	10,405	2,267,458

China Animal Healthcare Ltd.	670,000	450,682

China Mobile Ltd.	93,500	1,225,644

China Mobile Ltd., ADR	11,078	723,615

China Pacific Insurance Group Co., Ltd., Class H	148,800	715,097

China Petroleum & Chemical Corp., Class H	600	475

Chongqing Changan Automobile Co., Ltd., Class B	785,061	1,963,703

Daqin Railway Co., Ltd., Class A	206,600	350,999

ENN Energy Holdings Ltd.	48,530	286,874

GCL-Poly Energy Holdings Ltd.(a)	1,328,000	288,356

iDreamsky Technology Ltd., ADR(a)	6,338	68,324

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial & Commercial Bank of China Ltd., Class H	1,688,020	1,203,773

Luye Pharma Group Ltd.(a)	348,000	415,349

Pax Global Technology Ltd.(a)	259,000	242,509

Sinotrans Ltd., Class H	1,411,000	997,760

Tencent Holdings Ltd.	138,400	2,334,331

Vipshop Holdings Ltd., ADS(a)	15,492	346,866

WuXi PharmaTech (Cayman), Inc. ADR(a)	35,098	1,407,430

Zhuzhou CSR Times Electric Co., Ltd., Class H	81,000	451,855

Total		16,034,351

Curacao 0.4%
Schlumberger Ltd.	37,470	3,087,153

Denmark 0.4%
Novo Nordisk A/S, Class B	49,385	2,201,124

Pandora A/S	9,711	694,216

Total		2,895,340

France 1.6%
AXA SA	136,969	3,227,831

BNP Paribas SA	29,308	1,549,096

Casino Guichard Perrachon SA	21,147	1,928,893

CNP Assurances	90,458	1,593,571

Publicis Groupe SA	26,406	1,982,190

Total SA	35,560	1,828,317

Total		12,109,898

Germany 1.8%
Allianz SE, Registered Shares	19,375	3,205,244

BASF SE	18,012	1,618,108

Continental AG	12,285	2,786,127

Duerr AG	20,227	1,846,805

Freenet AG	87,674	2,621,434

Jenoptik AG	79,405	1,067,310

Total		13,145,028

Greece —%
JUMBO SA	22,180	210,747

National Bank of Greece SA(a)	102,926	105,257

Total		316,004

Hong Kong 0.4%
AAC Technologies Holdings, Inc.	42,000	268,410

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Cheung Kong Holdings Ltd.	62,000	1,183,133

Galaxy Entertainment Group Ltd.	42,000	219,374

K Wah International Holdings Ltd.	1,362,000	734,852

Melco Crown Entertainment Ltd., ADR	8,464	203,136

Total		2,608,905

India 1.1%
DEN Networks Ltd.(a)	28,622	50,002

Dish TV India Ltd.(a)	273,867	350,750

Eicher Motors Ltd.	2,473	648,535

Glenmark Pharmaceuticals Ltd.	18,613	215,920

Havells India Ltd	26,845	111,486

HCL Technologies Ltd.	21,706	626,405

ICICI Bank Ltd., ADR	149,238	1,792,348

Just Dial Ltd.	17,851	447,841

Larsen & Toubro Ltd.	9,963	272,686

LIC Housing Finance Ltd.	26,369	203,273

Lupin Ltd.	27,858	712,898

Motherson Sumi Systems Ltd.	164,543	1,195,399

Natco Pharma Ltd.	8,000	178,394

Tata Motors Ltd.	29,170	275,090

Tech Mahindra Ltd.	9,541	441,429

UPL Ltd.	81,166	481,675

Total		8,004,131

Indonesia 0.2%
PT Bank Rakyat Indonesia Persero Tbk	466,800	427,113

PT Matahari Department Store Tbk	521,700	637,165

PT Nippon Indosari Corpindo Tbk	3,785,000	409,974

Total		1,474,252

Ireland 1.2%
Amarin Corp. PLC, ADR(a)	211,279	215,505

Dragon Oil PLC	168,804	1,416,188

Medtronic PLC	40,028	2,857,979

Shire PLC	27,986	2,046,084

Smurfit Kappa Group PLC	96,674	2,388,021

Total		8,923,777

Isle of Man 0.3%
Eros International PLC(a)	10,500	196,980

Optimal Payments PLC(a)	339,850	1,763,435

Total		1,960,415

Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.3%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,448,069	2,309,372

magicJack VocalTec Ltd.(a)	13,000	90,220

Teva Pharmaceutical Industries Ltd., ADR	2,100	119,406

Total		2,518,998

Italy 0.6%
Banco Popolare SC(a)	48,878	619,704

Enel SpA	335,553	1,518,974

Esprinet SpA	129,859	888,515

Recordati SpA	91,088	1,507,916

Total		4,535,109

Japan 4.9%
Aozora Bank Ltd.	300,000	1,091,754

Central Japan Railway Co.	11,600	1,989,212

COMSYS Holdings Corp.	95,900	1,304,650

CyberAgent, Inc.	28,493	1,254,599

CYBERDYNE, Inc.(a)	11,800	307,281

Daiichikosho Co., Ltd.	92,700	2,684,558

Fuji Heavy Industries Ltd.	72,200	2,604,060

Fuyo General Lease Co., Ltd.	35,800	1,152,430

Hoya Corp.	46,300	1,794,245

Hulic REIT, Inc.	652	976,850

Invincible Investment Corp.	1,657	738,797

IT Holdings Corp.	52,500	872,048

ITOCHU Corp.	124,200	1,257,582

KDDI Corp.	27,700	1,955,314

Mazda Motor Corp.	46,300	951,024

Miraca Holdings, Inc.	43,600	1,952,704

Nakanishi, Inc.	31,300	1,145,895

Nihon M&A Center, Inc.	46,400	1,610,370

Nishi-Nippon City Bank Ltd. (The)	323,000	1,048,897

Sumitomo Mitsui Financial Group, Inc.	42,000	1,409,387

Taisei Corp.	243,000	1,409,524

Tanseisha Co., Ltd.	116,200	795,189

Temp Holdings Co., Ltd.	39,500	1,335,275

Tokai Tokyo Financial Holdings, Inc.	162,100	1,075,011

Toyo Tire & Rubber Co., Ltd.	76,000	1,711,793

Toyota Motor Corp.	24,300	1,566,645

Total		35,995,094

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Malta —%
BGP Holdings PLC(a)(b)(c)	581,000	1

Mexico 0.3%
Alfa SAB de CV, Class A(a)	89,770	163,855

Cemex SAB de CV, ADR(a)	80,403	714,783

Grupo Financiero Banorte SAB de CV, Class O	86,900	442,515

Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	52,506	555,513

Total		1,876,666

Netherlands 1.0%
AVG Technologies NV(a)	11,760	232,613

ING Groep NV-CVA(a)	218,901	2,750,622

Koninklijke Ahold NV	171,569	3,108,752

Koninklijke Philips NV	38,453	1,066,526

Total		7,158,513

Norway 0.4%
Atea ASA	103,103	1,144,343

Kongsberg Automotive ASA(a)	1,880,441	1,478,390

Leroy Seafood Group ASA	4,920	172,504

Spectrum ASA	82,383	318,830

Total		3,114,067

Panama —%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,400	66,888

Peru 0.1%
Credicorp Ltd.	4,031	580,948

Philippines 0.4%
GT Capital Holdings, Inc.	80,430	2,201,646

Metropolitan Bank & Trust Co.	359,822	775,136

Robinsons Retail Holdings, Inc.	168,760	303,127

Total		3,279,909

Poland —%
Bank Pekao SA	5,216	251,595

Portugal —%
Banco Espirito Santo SA, Registered Shares(a)(c)	641,287	28,986

Russian Federation 0.2%
Lukoil OAO, ADR	15,652	632,732

Common Stocks (continued)
Issuer	Shares	Value ($)
Magnit PJSC, GDR(d)	7,233	276,301

Mail.ru Group Ltd., GDR(a)(d)	11,585	166,824

QIWI PLC, ADR	13,077	256,178

Total		1,332,035

Singapore 0.4%
DBS Group Holdings Ltd.	191,000	2,784,709

South Africa 0.4%
Aspen Pharmacare Holdings Ltd.	11,054	413,911

AVI Ltd.	94,535	685,057

Naspers Ltd., Class N	11,775	1,698,684

Total		2,797,652

South Korea 1.6%
GS Home Shopping, Inc.	4,907	946,106

Hotel Shilla Co., Ltd.	3,185	295,531

Hyundai Home Shopping Network Corp.	8,995	984,079

Kia Motors Corp.	5,147	215,104

LF Corp.	38,518	1,103,739

LG Display Co., Ltd.	13,671	449,203

Naturalendo Tech Co., Ltd.(a)	6,004	284,323

NAVER Corp.	855	554,180

Samchuly Bicycle Co., Ltd.	27,675	503,923

Samsung Electronics Co., Ltd.	2,921	3,626,126

Shinhan Financial Group Co., Ltd.	21,242	867,277

SK Telecom Co., Ltd.	7,031	1,842,586

Total		11,672,177

Spain 0.5%
Endesa SA	82,907	1,656,817

Iberdrola SA	349,749	2,421,885

Total		4,078,702

Sweden 0.5%
Nordea Bank AB	183,184	2,331,255

Saab AB, Class B	65,359	1,594,045

Total		3,925,300

Switzerland 1.6%
Autoneum Holding AG	8,227	1,379,828

Baloise Holding AG, Registered Shares	7,154	934,960

Forbo Holding AG, Registered Shares	1,488	1,447,972

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Nestlé SA, Registered Shares	24,696	1,894,830

Novartis AG, Registered Shares	20,676	2,029,995

Roche Holding AG, Genusschein Shares	14,328	3,879,265

Total		11,566,850

Taiwan 0.7%
Cathay Financial Holding Co., Ltd.	414,750	593,935

Eclat Textile Co., Ltd.	44,200	457,573

eMemory Technology, Inc.	26,000	269,611

Gigasolar Materials Corp.	7,400	112,615

Merida Industry Co., Ltd.	79,800	551,211

Merry Electronics Co., Ltd.	71,400	236,273

MPI Corp.	65,000	221,545

Pegatron Corp.	428,000	1,138,087

Taiwan Semiconductor Manufacturing Co., Ltd.	247,530	1,088,545

Wistron NeWeb Corp.	357,440	766,787

Total		5,436,182

Thailand 0.3%
Bangkok Bank PCL, Foreign Registered Shares	116,400	682,394

Kasikornbank PCL, Foreign Registered Shares	115,940	792,203

Mega Lifesciences PCL, Foreign Registered Shares	594,500	312,417

Robinson Department Store PCL, Foreign Registered Shares	98,100	134,142

Total		1,921,156

Turkey 0.1%
Arcelik AS	41,653	264,718

Turkiye Garanti Bankasi AS	83,498	351,092

Total		615,810

United Kingdom 3.8%
AstraZeneca PLC	30,546	2,182,179

AstraZeneca PLC, ADR	4,474	317,833

Aviva PLC	300,754	2,391,819

BHP Billiton PLC	39,157	851,057

BP PLC	138,309	884,219

Close Brothers Group PLC	57,440	1,315,911

Crest Nicholson Holdings PLC	211,393	1,308,626

DCC PLC	28,862	1,533,691

Delphi Automotive PLC	43,810	3,011,061

GlaxoSmithKline PLC	55,753	1,231,917

HSBC Holdings PLC	321,269	2,949,828

Common Stocks (continued)
Issuer	Shares	Value ($)
KAZ Minerals PLC(a)	409,164	1,237,497

Reckitt Benckiser Group PLC	16,328	1,384,600

Royal Dutch Shell PLC, Class B	147,215	4,666,421

Vodafone Group PLC	455,420	1,608,562

Xchanging PLC	476,699	1,127,267

Total		28,002,488

United States 31.8%
ACADIA Pharmaceuticals, Inc.(a)	2,250	68,468

Achillion Pharmaceuticals, Inc.(a)	7,910	117,463

Aetna, Inc.	41,834	3,841,198

Affymetrix, Inc.(a)	22,490	248,290

AG Mortgage Investment Trust, Inc.	11,200	205,968

Air Transport Services Group, Inc.(a)	18,700	155,771

Alkermes PLC(a)	5,651	408,285

Alpha & Omega Semiconductor Ltd.(a)	12,180	106,819

Altria Group, Inc.	89,850	4,771,035

AMAG Pharmaceuticals, Inc.(a)	2,280	100,753

Amkor Technology, Inc.(a)	31,800	201,930

Amtrust Financial Services, Inc.	4,600	232,852

Anadarko Petroleum Corp.	23,356	1,909,353

Analogic Corp.	1,700	138,601

Anixter International, Inc.(a)	1,800	135,648

Apple, Inc.(e)	92,300	10,813,868

ArcBest Corp.	5,500	204,930

Argan, Inc.	6,100	185,501

ARIAD Pharmaceuticals, Inc.(a)	52,582	339,154

Arlington Asset Investment Corp., Class A	4,600	122,038

Arrowhead Research Corp.(a)	46,886	295,851

Aspen Technology, Inc.(a)	7,210	254,837

Atento SA(a)	13,442	160,094

Auspex Pharmaceuticals, Inc.(a)	8,420	517,409

Berkshire Hathaway, Inc., Class B(a)	44,247	6,367,586

BGC Partners, Inc., Class A	24,000	187,920

BioMarin Pharmaceutical, Inc.(a)	30,433	2,956,870

Black Box Corp.	2,500	52,525

BlackRock, Inc.	10,308	3,509,977

Blount International, Inc.(a)	13,600	210,800

Bluebird Bio, Inc.(a)	6,680	620,639

Broadcom Corp., Class A	55,181	2,341,606

Buckle, Inc. (The)	2,610	132,562

Cal-Maine Foods, Inc.	5,838	204,622

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Cambrex Corp.(a)	8,800	197,384

Capella Education Co.	2,960	201,250

Capstead Mortgage Corp.	7,800	93,756

Cardinal Health, Inc.	33,254	2,766,400

Cato Corp. (The), Class A	4,996	211,830

Celgene Corp.(a)	30,690	3,657,020

Checkpoint Systems, Inc.(a)	7,200	93,312

Chesapeake Utilities Corp.	1,995	97,276

Cinemark Holdings, Inc.	62,700	2,330,559

Cisco Systems, Inc.	57,009	1,503,042

Citigroup, Inc.	83,466	3,918,729

Clearwater Paper Corp.(a)	3,400	251,668

Clovis Oncology, Inc.(a)	2,080	135,595

Coca-Cola Enterprises, Inc.	56,840	2,392,964

Comcast Corp., Class A	78,120	4,151,687

Community Health Systems, Inc.(a)	47,880	2,253,712

ConocoPhillips	47,956	3,020,269

Cooper Tire & Rubber Co.	4,900	170,471

Cousins Properties, Inc.	16,400	181,056

CRA International, Inc.(a)	1,700	50,201

Credit Acceptance Corp.(a)	1,100	173,404

CSX Corp.	92,306	3,073,790

Cubic Corp.	1,600	83,664

Customers Bancorp, Inc.(a)	10,900	214,185

CVS Health Corp.	53,791	5,280,125

CyrusOne, Inc.	8,500	238,425

CYS Investments, Inc.	6,300	55,692

Dana Holding Corp.	11,990	250,231

Delta Air Lines, Inc.	57,390	2,715,121

Deluxe Corp.	4,340	281,796

Dex Media, Inc.(a)	17,900	121,362

Dice Holdings, Inc.(a)	9,000	74,430

DineEquity, Inc.	2,520	269,010

Diodes, Inc.(a)	8,300	219,369

DISH Network Corp., Class A(a)	42,560	2,994,096

Douglas Dynamics, Inc.	9,500	191,805

Ducommun, Inc.(a)	900	23,373

DuPont Fabros Technology, Inc.	7,400	275,724

Dyax Corp.(a)	3,900	58,929

Dynavax Technologies Corp.(a)	17,533	299,814

Eastman Chemical Co.	38,130	2,703,036

Electronic Arts, Inc.(a)	73,380	4,025,627

EMC Corp.	103,825	2,692,182

Emulex Corp.(a)	35,900	224,734

Common Stocks (continued)
Issuer	Shares	Value ($)
Engility Holdings, Inc.(a)	5,700	227,430

Ennis, Inc.	2,620	34,951

Enstar Group Ltd.(a)	1,500	202,455

ExacTech, Inc.(a)	9,500	197,505

Fair Isaac Corp.	3,300	235,455

Federal Agricultural Mortgage Corp., Class C	5,120	141,056

FelCor Lodging Trust, Inc.	12,600	126,126

Ferro Corp.(a)	10,900	121,317

Fidelity & Guaranty Life	8,500	183,685

First NBC Bank Holding Co.(a)	6,000	185,760

Five Star Quality Care, Inc.(a)	10,100	35,148

Flex Pharma, Inc.(a)	21,168	312,016

Flushing Financial Corp.	4,200	76,020

Freeport-McMoRan, Inc.	124,450	2,092,004

Geo Group, Inc. (The)	4,500	195,840

Global Sources Ltd.(a)	3,600	20,988

Goldman Sachs Group, Inc. (The)	21,370	3,684,402

Google, Inc., Class A(a)	6,010	3,230,675

Google, Inc., Class C(a)	6,010	3,212,465

Graphic Packaging Holding Co.(a)	5,700	82,536

Greatbatch, Inc.(a)	4,560	221,434

Green Plains, Inc.	1,600	37,456

Hanesbrands, Inc.	25,610	2,852,442

Hillenbrand, Inc.	7,100	223,011

Home Depot, Inc. (The)	45,135	4,712,997

Home Loan Servicing Solutions Ltd.	17,170	207,070

Honeywell International, Inc.	40,469	3,956,249

Iconix Brand Group, Inc.(a)	5,200	172,848

INC Research Holdings, Inc. Class A(a)	1,100	25,630

Ingles Markets, Inc., Class A	3,100	132,215

Insight Enterprises, Inc.(a)	8,370	198,118

Insmed, Inc.(a)	15,814	244,484

International Bancshares Corp.	4,200	94,542

Intuit, Inc.	36,300	3,151,566

IXYS Corp.	18,390	207,807

Jack in the Box, Inc.	3,420	289,982

JPMorgan Chase & Co.	97,414	5,297,373

Kadant, Inc.	4,510	179,227

Keryx Biopharmaceuticals, Inc.(a)	19,541	237,619

Kinder Morgan, Inc.	63,790	2,618,579

Kite Pharma, Inc.(a)	1,030	69,165

Kroger Co. (The)	61,913	4,275,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Laboratory Corp. of America Holdings(a)	24,270	2,785,711

Ladder Capital Corp., Class A(a)	9,700	181,972

Lands’ End, Inc.(a)	2,000	69,380

Lannett Co., Inc.(a)	1,700	80,631

LaSalle Hotel Properties	6,100	246,806

LB Foster Co., Class A	3,900	184,899

Lincoln National Corp.	45,070	2,252,599

Lockheed Martin Corp.	18,900	3,560,193

LogMeIn, Inc.(a)	5,000	237,750

Macquarie Infrastructure Co. LLC	1,900	135,774

Magellan Health, Inc.(a)	3,478	209,097

Maiden Holdings Ltd.	17,000	212,500

Marriott Vacations Worldwide Corp.	3,400	260,100

MasterCard, Inc., Class A	47,440	3,891,503

Materion Corp.	6,200	204,290

Matson, Inc.	7,020	243,945

MAXIMUS, Inc.	4,900	273,028

McKesson Corp.	19,130	4,067,994

Meritor, Inc.(a)	6,700	85,760

Methode Electronics, Inc.	1,600	57,872

Microsemi Corp.(a)	2,630	73,272

Microsoft Corp.(e)	145,469	5,876,948

Minerals Technologies, Inc.	3,600	235,188

Molina Healthcare, Inc.(a)	4,900	249,459

Moog, Inc., Class A(a)	3,600	253,080

Nelnet, Inc., Class A	5,220	228,323

Netscout Systems, Inc.(a)	2,300	82,570

New Jersey Resources Corp.	4,000	255,520

Northrop Grumman Corp.	18,780	2,947,521

Novavax, Inc.(a)	26,630	207,980

Occidental Petroleum Corp.	34,750	2,780,000

OFG Bancorp	13,700	220,570

Orbital Sciences Corp.(a)	5,700	160,113

Orbitz Worldwide, Inc.(a)	3,260	30,090

Orthofix International NV(a)	5,200	158,600

Outerwall, Inc.(a)	3,500	217,280

Overstock.com, Inc.(a)	9,230	206,567

Pacific Ethanol, Inc.(a)	17,400	149,466

PAREXEL International Corp.(a)	4,300	262,128

Pebblebrook Hotel Trust	6,000	278,640

Pegasystems, Inc.	9,400	183,958

Pernix Therapeutics Holdings, Inc.(a)	11,420	94,900

PG&E Corp.	54,760	3,220,436

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmacyclics, Inc.(a)	1,559	263,081

Philip Morris International, Inc.	47,932	3,846,064

Pioneer Energy Services Corp.(a)	37,300	154,422

Piper Jaffray Companies(a)	1,100	56,155

Polycom, Inc.(a)	17,400	231,420

PolyOne Corp.	6,700	238,453

Portland General Electric Co.	6,950	275,915

Progress Software Corp.(a)	8,500	212,925

Puma Biotechnology, Inc.(a)	2,949	622,475

QTS Realty Trust Inc., Class A	2,600	98,826

Quad/Graphics, Inc.	10,170	203,807

Questar Corp.	61,224	1,588,763

Radian Group, Inc.	16,200	255,312

Receptos, Inc.(a)	13,166	1,450,498

Regulus Therapeutics, Inc.(a)	17,997	344,643

REX American Resources Corp.(a)	3,200	177,632

RLJ Lodging Trust	8,680	295,728

RPX Corp.(a)	6,920	85,462

salesforce.com, Inc.(a)	36,763	2,075,271

Sanderson Farms, Inc.	2,810	224,688

Sanmina Corp.(a)	10,590	224,296

Science Applications International Corp.	4,700	229,266

Seaboard Corp.(a)	35	133,875

Simon Property Group, Inc.	22,300	4,430,118

Skechers U.S.A., Inc., Class A(a)	800	48,280

Southwest Gas Corp.	4,180	256,903

Spark Energy, Inc., Class A	2,100	32,277

Springleaf Holdings, Inc.(a)	6,500	205,400

SS&C Technologies Holdings, Inc.	1,400	77,462

Steven Madden Ltd.(a)	7,400	254,116

Stillwater Mining Co.(a)	72,500	991,075

Strategic Hotels & Resorts, Inc.(a)	19,400	260,348

Summit Hotel Properties, Inc.	16,800	215,376

SUPERVALU, Inc.(a)	3,600	35,064

Synaptics, Inc.(a)	1,900	145,939

Syntel, Inc.(a)	5,020	217,115

Take-Two Interactive Software, Inc.(a)	9,200	273,424

Teledyne Technologies, Inc.(a)	2,600	247,104

Tenneco, Inc.(a)	4,700	241,674

TESARO, Inc.(a)	2,980	119,885

TJX Companies, Inc. (The)	42,000	2,769,480

Triple-S Management Corp., Class B(a)	9,300	223,944

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tyson Foods, Inc., Class A	64,776	2,528,855

United Community Financial Corp.	21,200	114,480

United States Lime & Minerals, Inc.	1,800	124,470

United Technologies Corp.	37,910	4,351,310

Usana Health Sciences, Inc.(a)	2,200	215,688

VAALCO Energy, Inc.(a)	15,900	88,086

Vera Bradley, Inc.(a)	10,800	205,956

Verastem, Inc.(a)	38,234	279,108

Veritiv Corp.(a)	1,019	51,837

Vertex Pharmaceuticals, Inc.(a)	28,228	3,109,032

VF Corp.	44,220	3,067,541

Viacom, Inc., Class B	32,652	2,103,442

VMware, Inc., Class A(a)	32,660	2,518,086

VSE Corp.	700	50,659

W&T Offshore, Inc.	1,900	9,614

Wabash National Corp.(a)	1,800	22,446

Wal-Mart Stores, Inc.	46,450	3,947,321

Wells Fargo & Co.	113,780	5,907,458

Westmoreland Coal Co.(a)	8,000	208,640

Williams Companies, Inc. (The)	76,263	3,344,895

World Acceptance Corp.(a)	1,650	121,192

WP Glimcher, Inc.	11,150	197,132

Total		234,857,691

Total Common Stocks
(Cost: $415,933,227)		453,576,447

Preferred Stocks 0.2%
Germany 0.2%
Henkel AG & Co. KGaA	14,394	1,652,546

Total Preferred Stocks
(Cost: $1,545,388)		1,652,546

Convertible Preferred Stocks 0.7%
Netherlands 0.1%
Fiat Chrysler Automobiles NV 7.875%	3,200	375,424

United States 0.6%
AMG Capital Trust II, 5.150%	2,200	134,338

Alcoa, Inc., 5.375%	3,350	167,500

Alere, Inc., 3.000%	350	108,150

Alexandria Real Estate Equities, Inc., 7.000%	8,400	244,912

American Tower Corp., 5.250%	2,045	224,439

Bank of America Corp., 7.250%	300	353,700

Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Bunge Ltd., 4.875%		2,100	232,342

CenterPoint Energy, Inc., 3.943%(f)		4,400	269,775

Chesapeake Energy Corp., 5.000%		2,100	199,500

Chesapeake Energy Corp., 5.750%(d)		220	223,162

Crown Castle International Corp. 4.500%		2,720	295,990

Dominion Resources, Inc., 6.000%		2,800	169,624

Dominion Resources, Inc., 6.125%		2,800	168,700

Genesee & Wyoming, Inc., 5.000%		1,000	108,130

Health Care REIT, Inc., 6.500%		3,300	234,795

Kindred Healthcare, Inc., 7.500%		120	113,934

NextEra Energy, Inc., 5.799%		5,000	291,000

Omnicare Capital Trust II, 4.000%		1,500	138,000

Penn Virginia Corp., 6.000%(d)		1,150	69,056

Post Holdings, Inc., 3.750%(d)		1,600	171,264

Southwestern Energy Co., 6.250%		4,600	248,584

T-Mobile USA, Inc. 5.500%		2,400	136,872

Tyson Foods, Inc., 4.750%		4,500	217,665

United Technologies Corp., 7.500%		2,900	173,826

Weyerhaeuser Co., 6.375%		4,300	248,196

iStar Financial, Inc., 4.500%		1,900	107,569

Total			5,051,023

Total Convertible Preferred Stocks
(Cost: $4,991,601)			5,426,447

Corporate Bonds & Notes(g) 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belgium —%
Calcipar SA Senior Secured(d)
05/01/18	6.875%	60,000	60,750

Canada 0.1%
BC ULC/New Red Finance Inc. Secured(d)
04/01/22	6.000%	118,000	120,950

Bombardier, Inc. Senior Unsecured(d)
03/15/20	7.750%	53,000	53,232

Catamaran Corp.
03/15/21	4.750%	49,000	49,661

MDC Partners, Inc.(d)
04/01/20	6.750%	93,000	97,069

NOVA Chemicals Corp.(d) Senior Unsecured
08/01/23	5.250%	77,000	79,599
05/01/25	5.000%	92,000	95,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Open Text Corp.(d)
01/15/23	5.625%	52,000	53,430

Valeant Pharmaceuticals International, Inc.(d)
03/01/23	5.500%	35,000	35,875

Videotron Ltd.
07/15/22	5.000%	47,000	48,292

Total			633,558

Germany —%
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(d)
01/15/25	5.000%	200,000	204,000

Guatemala —%
Agromercantil Senior Trust(d)
04/10/19	6.250%	104,000	105,091

Ireland —%
AerCap Ireland Capital Ltd./Global Aviation Trust(d)
05/15/21	4.500%	101,000	104,283

Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
01/31/21	6.750%	40,000	39,200

Grifols Worldwide Operations Ltd. Senior Unsecured(d)
04/01/22	5.250%	121,000	122,815

Total			266,298

Italy 0.1%
Telecom Italia SpA Senior Unsecured(d)
05/30/24	5.303%	104,000	108,810

Wind Acquisition Finance SA(d)
04/23/21	7.375%	62,000	60,140
Senior Secured
04/30/20	6.500%	36,000	37,440
07/15/20	4.750%	104,000	101,400

Total			307,790

Luxembourg 0.1%
Altice SA(d)
05/15/22	7.750%	102,000	105,570

Altice SA(d)(h)
02/15/25	7.625%	37,000	37,000

Hamilton Sundstrand Corp. Senior Unsecured(d)
12/15/20	7.750%	104,000	94,380

INEOS Group Holdings SA(d)
08/15/18	6.125%	11,000	10,615
02/15/19	5.875%	71,000	67,450

Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000	136,338

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Intelsat Luxembourg SA
06/01/23	8.125%		50,000	50,500

Total				501,853

Mexico —%
Gruma SAB de CV Senior Unsecured(d)
12/01/24	4.875%		200,000	209,000

Netherlands 0.1%
NXP BV/Funding LLC(d)
06/01/18	3.750%		74,000	74,000
03/15/23	5.750%		35,000	37,100

Playa Resorts Holding BV(d)
08/15/20	8.000%		141,000	139,943

Schaeffler Holding Finance BV Senior Secured PIK(d)
08/15/18	6.875%		194,000	203,215

Total				454,258

Russian Federation 0.1%
Lukoil International Finance BV(d)
11/09/20	6.125%		355,000	303,525

Sibur Securities Ltd.(d)
01/31/18	3.914%		273,000	225,907

Total				529,432

Supra-National —%
European Investment Bank Senior Unsecured
01/18/27	2.150%	JPY	2,500,000	25,733

Sweden —%
ConvaTec Healthcare E SA Senior Unsecured(d)
12/15/18	10.500%		48,000	50,645

Ukraine —%
MHP SA(d)
04/02/20	8.250%		388,000	244,440

United Kingdom —%
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%		59,000	62,331

Virgin Media Finance PLC(d)
01/15/25	5.750%		81,000	83,835

Total				146,166

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.0%
ADT Corp. (The) Senior Unsecured
03/15/20	5.250%	29,000	29,435
07/15/22	3.500%	55,000	49,775

AES Corp. (The) Senior Unsecured
07/01/21	7.375%	87,000	96,352

AMC Networks, Inc.
07/15/21	7.750%	12,000	12,990
12/15/22	4.750%	128,000	127,360

APX Group, Inc.
12/01/20	8.750%	73,000	59,495
Senior Secured
12/01/19	6.375%	114,000	108,585

Acadia Healthcare Co., Inc.
07/01/22	5.125%	17,000	16,703

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	175,000	179,375

Activision Blizzard, Inc.(d)
09/15/21	5.625%	160,000	171,400

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	116,000	124,990

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	86,000	87,075
02/15/22	5.500%	31,000	31,936

Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	62,000	67,680

Allegion US Holding Co., Inc.
10/01/21	5.750%	82,000	86,100

Alliance Data Systems Corp.(d)
04/01/20	6.375%	96,000	99,480
08/01/22	5.375%	111,000	110,167

Allison Transmission, Inc.(d)
05/15/19	7.125%	74,000	77,145

Ally Financial, Inc.
03/15/20	8.000%	263,000	313,627
Senior Unsecured
09/30/24	5.125%	32,000	33,160

American Axle & Manufacturing, Inc.
02/15/19	5.125%	85,000	87,125

American Builders & Contractors Supply Co., Inc. Senior Unsecured(d)
04/15/21	5.625%	84,000	84,630

Amsted Industries, Inc.(d)
03/15/22	5.000%	49,000	48,388

Amsurg Corp.(d)
07/15/22	5.625%	62,000	64,093

Ancestry.com, Inc.
12/15/20	11.000%	65,000	70,525

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angus Chemical Co. Senior Unsecured(d)(h)
02/15/23	8.750%	40,000	40,600

Antero Resources Corp.(d)
12/01/22	5.125%	86,000	82,345

Aramark Services, Inc.
03/15/20	5.750%	60,000	62,400

ArcelorMittal Senior Unsecured
03/01/21	6.000%	161,000	166,031

Asbury Automotive Group, Inc.
12/15/24	6.000%	34,000	35,190

Ashland, Inc. Senior Unsecured
04/15/18	3.875%	150,000	153,187

Ashtead Capital, Inc. Secured(d)
07/15/22	6.500%	72,000	77,580

Audatex North America, Inc.(d)
06/15/21	6.000%	114,000	118,560

Aviation Capital Group Corp. Senior Unsecured(d)
04/06/21	6.750%	3,000	3,375

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	68,000	73,780

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(d)
05/01/21	7.375%	88,000	93,500

Blue Racer Midstream LLC/Finance Corp.(d)
11/15/22	6.125%	70,000	69,300

Building Materials Corp. of America Senior Unsecured(d)
11/15/24	5.375%	44,000	44,660

CB Richard Ellis Services, Inc.
03/15/25	5.250%	100,000	106,000

CBRE Services, Inc.
03/15/23	5.000%	46,000	48,185

CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	72,000	75,780
09/30/22	5.250%	40,000	40,150

CCOH Safari LLC
12/01/22	5.500%	40,000	40,550
12/01/24	5.750%	162,000	164,227

CHS/Community Health Systems, Inc.
11/15/19	8.000%	135,000	143,775
02/01/22	6.875%	150,000	159,319

CIT Group, Inc. Senior Unsecured(d)
02/15/19	5.500%	119,000	125,545

CNH Industrial Capital LLC Senior Unsecured(d)
07/15/19	3.375%	27,000	25,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	101,000	117,665

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	36,000	40,590

Calpine Corp. Senior Secured(d)
01/15/22	6.000%	117,000	125,775

Capsugel SA Senior Unsecured PIK(d)
05/15/19	7.000%	20,000	20,422

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	175,000	175,262

Case New Holland Industrial, Inc.
12/01/17	7.875%	77,000	84,777

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(d)
06/01/24	5.375%	56,000	56,560

Celanese U.S. Holdings LLC
06/15/21	5.875%	88,000	94,380

Centene Corp. Senior Unsecured
05/15/22	4.750%	63,000	63,945

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	109,000	117,992
03/15/22	5.800%	25,000	26,313
12/01/23	6.750%	35,000	39,069

Cequel Communications Holdings I LLC/Capital Corp.(d) Senior Unsecured
09/15/20	6.375%	69,000	71,760
12/15/21	5.125%	40,000	39,100

Chesapeake Energy Corp.
02/15/21	6.125%	205,000	216,275
03/15/23	5.750%	91,000	94,185

Choice Hotels International, Inc.
07/01/22	5.750%	58,000	62,205

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	225,000	250,312

Cimarex Energy Co.
06/01/24	4.375%	22,000	20,893

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	90,000	94,950
Senior Unsecured
11/15/22	6.500%	131,000	135,094

Concho Resources, Inc.
10/01/22	5.500%	281,000	281,000
04/01/23	5.500%	81,000	81,000

Constellation Brands, Inc.
11/15/19	3.875%	62,000	63,783
11/15/24	4.750%	60,000	62,850

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	8,000	7,800

Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	152,000	153,976

CyrusOne LP/Finance Corp.
11/15/22	6.375%	44,000	45,540

DISH DBS Corp.
06/01/21	6.750%	196,000	212,905

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	177,020
07/15/24	5.125%	31,000	31,862

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	54,000	57,105

Darling Ingredients, Inc.
01/15/22	5.375%	57,000	56,858

Diamondback Energy, Inc.
10/01/21	7.625%	17,000	17,425

E*TRADE Financial Corp. Senior Unsecured
11/15/22	5.375%	59,000	61,950

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	96,000	96,720
09/01/22	7.750%	66,000	62,618

Eco Services Operations LLC/Finance Corp. Senior Unsecured(d)
11/01/22	8.500%	37,000	37,185

Endo Finance LLC/Finco, Inc.(d)
02/01/25	6.000%	85,000	86,859

Entegris, Inc.(d)
04/01/22	6.000%	84,000	84,840

Equinix, Inc. Senior Unsecured
01/01/22	5.375%	76,000	78,660

First Data Corp.
01/15/21	12.625%	124,000	147,095

First Data Corp.(d) Secured
01/15/21	8.250%	144,000	153,540
Senior Secured
11/01/20	6.750%	122,000	130,692

Florida East Coast Holdings Corp.(d)
05/01/20	9.750%	22,000	21,450
Senior Secured
05/01/19	6.750%	68,000	67,150

Fresenius Medical Care U.S. Finance II, Inc.(d)
01/31/22	5.875%	134,000	149,577
10/15/24	4.750%	14,000	14,735

Frontier Communications Corp. Senior Unsecured
07/01/21	9.250%	120,000	138,504
09/15/21	6.250%	8,000	8,240
01/15/25	6.875%	100,000	101,375

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	76,000	79,040

Gannett Co., Inc.
10/15/23	6.375%	12,000	12,780

Gannett Co., Inc.(d)
09/15/21	4.875%	22,000	22,000
09/15/24	5.500%	21,000	21,210

Gates Global LLC/Co.(d)
07/15/22	6.000%	43,000	40,313

General Motors Co. Senior Unsecured
10/02/23	4.875%	95,000	103,648

General Motors Financial Co, Inc.
01/15/25	4.000%	61,000	62,333

General Motors Financial Co., Inc.
09/25/21	4.375%	45,000	47,700

Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	22,000	22,330

Group 1 Automotive, Inc.(d)
06/01/22	5.000%	28,000	27,650

H&E Equipment Services, Inc.
09/01/22	7.000%	35,000	33,338

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	302,000	327,670

HCA, Inc.
02/01/25	5.375%	80,000	82,200
Senior Secured
04/15/25	5.250%	80,000	87,200

HD Supply, Inc.
07/15/20	7.500%	115,000	120,462
Secured
04/15/20	11.000%	85,000	96,900

HD Supply, Inc.(d) Senior Secured
12/15/21	5.250%	43,000	44,290

HUB International Ltd. Senior Unsecured(d)
10/01/21	7.875%	155,000	155,000

Hertz Corp. (The)
01/15/21	7.375%	114,000	120,259

Hiland Partners LP/Finance Corp.(d)
10/01/20	7.250%	98,000	105,350
05/15/22	5.500%	59,000	61,213

Hilcorp Energy I LP/Finance Co. Senior Unsecured(d)
12/01/24	5.000%	43,000	38,700

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	180,000	189,900

Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK(d)
07/15/19	8.125%	15,000	14,700

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	56,000	59,850

Huntington Ingalls Industries, Inc.(d)
12/15/21	5.000%	26,000	26,975

Huntsman International LLC(d)
11/15/22	5.125%	43,000	42,893

IHS, Inc.(d)
11/01/22	5.000%	86,000	86,699

IMS Health, Inc. Senior Unsecured(d)
11/01/20	6.000%	107,000	111,414

Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	121,000	123,722

International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	138,000	152,145
12/15/20	8.250%	159,000	195,172

Iron Mountain, Inc.
08/15/23	6.000%	36,000	37,710

JM Huber Corp. Senior Unsecured(d)
11/01/19	9.875%	110,000	119,625

Jaguar Holding Co. I Senior Unsecured PIK(d)
10/15/17	9.375%	38,000	38,760

Kinder Morgan, Inc.
09/15/20	6.500%	166,000	191,645

Kosmos Energy Ltd. Senior Secured(d)
08/01/21	7.875%	100,000	86,000

Laredo Petroleum, Inc.
02/15/19	9.500%	164,000	164,000
01/15/22	5.625%	8,000	7,080
05/01/22	7.375%	115,000	110,112

Level 3 Communications, Inc. Senior Unsecured(d)
12/01/22	5.750%	50,000	50,375

Level 3 Financing, Inc.
07/01/19	8.125%	94,000	99,757
01/15/21	6.125%	88,000	91,300

Level 3 Financing, Inc.(d)
08/15/22	5.375%	78,000	79,170

LifePoint Hospitals, Inc.
12/01/21	5.500%	94,000	98,817

MGM Resorts International
03/01/18	11.375%	140,000	166,950
10/01/20	6.750%	48,000	50,760
03/15/23	6.000%	2,000	2,020

MPH Acquisition Holdings LLC(d)
04/01/22	6.625%	84,000	87,570

MSCI, Inc.(d)
11/15/24	5.250%	62,000	64,635

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	200,000	205,750
07/15/23	4.500%	64,000	63,360

Markwest Energy Partners LP/Finance Corp.
12/01/24	4.875%	100,000	100,500

Meritage Homes Corp.
04/01/22	7.000%	97,000	102,335

Monitronics International, Inc.
04/01/20	9.125%	58,000	53,940

NCR Corp.
12/15/21	5.875%	47,000	48,528

NRG Energy, Inc.
07/15/22	6.250%	115,000	118,162

NRG Yield Operating LLC(d)
08/15/24	5.375%	66,000	68,310

Navient Corp. Senior Unsecured
01/15/19	5.500%	40,000	41,380
10/26/20	5.000%	9,000	8,989
01/25/22	7.250%	40,000	43,500
03/25/24	6.125%	47,000	45,825
10/25/24	5.875%	106,000	100,170

Nielsen Finance LLC/Co.
10/01/20	4.500%	39,000	39,098

Nielsen Finance LLC/Co.(d)
04/15/22	5.000%	47,000	47,118

Noble Holding International Ltd.
03/15/42	5.250%	250,000	194,773

Nortek, Inc.
12/01/18	10.000%	29,000	30,450
04/15/21	8.500%	91,000	96,687

Nuance Communications, Inc.(d)
08/15/20	5.375%	59,000	59,443

Oasis Petroleum, Inc.
11/01/21	6.500%	153,000	139,612
03/15/22	6.875%	113,000	104,031

Omnicare, Inc. Senior Unsecured
12/01/22	4.750%	36,000	37,260
12/01/24	5.000%	16,000	16,640

OneMain Financial Holdings, Inc.(d)
12/15/19	6.750%	28,000	28,980
12/15/21	7.250%	49,000	50,593

Outfront Media Capital LLC/Corp.(d)
02/15/22	5.250%	31,000	32,085
02/15/24	5.625%	31,000	32,395
03/15/25	5.875%	79,000	81,765

PQ Corp. Secured(d)
05/01/18	8.750%	401,000	409,020

PSPC Escrow Corp. Senior Unsecured(d)(h)
02/01/22	6.500%	107,000	109,140

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp. Senior Unsecured(d)
02/15/22	7.500%	100,000	99,000

Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	77,000	75,075

Penske Automotive Group, Inc.
12/01/24	5.375%	37,000	37,648

Pinnacle Entertainment, Inc.
08/01/21	6.375%	64,000	65,600

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	11,000	10,863

Plastipak Holdings, Inc. Senior Unsecured(d)
10/01/21	6.500%	58,000	57,855

Post Holdings, Inc.(d)
12/15/22	6.000%	30,000	28,650

Provident Funding Associates LP/Finance Corp.(d)
06/15/21	6.750%	126,000	120,330
Senior Unsecured
02/15/19	10.125%	37,000	38,965

Qualitytech LP/Finance Corp.(d)
08/01/22	5.875%	39,000	39,488

RSP Permian, Inc.(d)
10/01/22	6.625%	26,000	25,838

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	170,000	180,200
10/01/22	5.000%	67,000	70,015

Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	163,000	173,187
02/15/21	8.250%	10,000	10,163
Senior Secured
02/15/21	6.875%	157,000	165,242

Rite Aid Corp.
03/15/20	9.250%	49,000	53,778

SBA Telecommunications, Inc.
07/15/20	5.750%	148,000	152,810

STHI Holding Corp. Secured(d)
03/15/18	8.000%	140,000	146,300

Salix Pharmaceuticals Ltd.(d)
01/15/21	6.000%	21,000	22,365

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	51,000	54,124

Scientific Games International, Inc.(d)
12/01/22	10.000%	122,000	111,630
Senior Secured
01/01/22	7.000%	111,000	112,249

Serta Simmons Holdings LLC Senior Unsecured(d)
10/01/20	8.125%	112,000	119,700

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	131,985

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(d)
05/01/22	6.375%	88,000	83,600

Spectrum Brands, Inc.
03/15/20	6.750%	173,000	182,082

Springleaf Finance Corp.
12/15/17	6.900%	39,000	41,779
06/01/20	6.000%	81,000	81,405
10/01/21	7.750%	102,000	113,220

Sprint Communications, Inc. Senior Unsecured
11/15/22	6.000%	115,000	107,237

Sprint Communications, Inc.(d)
03/01/20	7.000%	161,000	175,490

Sprint Corp.
09/15/21	7.250%	130,000	129,805

Standard Pacific Corp.
12/15/21	6.250%	46,000	46,920
11/15/24	5.875%	20,000	19,850

T-Mobile USA, Inc.
04/28/21	6.633%	174,000	180,655
01/15/22	6.125%	34,000	34,978
03/01/23	6.000%	63,000	64,417
03/01/25	6.375%	16,000	16,280

TRI Pointe Holdings, Inc. Senior Unsecured(d)
06/15/19	4.375%	25,000	23,813

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	3,000	2,985
11/15/23	4.250%	52,000	48,620

Targa Resources Partners LP/Finance Corp.(d)
01/15/18	5.000%	90,000	91,782
11/15/19	4.125%	33,000	32,175

Taylor Morrison Communities, Inc./Monarch, Inc.(d)
04/15/20	7.750%	34,000	35,360
04/15/21	5.250%	61,000	57,493

Teleflex, Inc.(d)
06/15/24	5.250%	6,000	6,060

Tempur Sealy International, Inc.
12/15/20	6.875%	94,000	100,815

Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	165,000	168,712
04/01/21	4.500%	67,000	67,670
Senior Unsecured
04/01/22	8.125%	121,000	136,427

Tenet Healthcare Corp.(d) Senior Unsecured
03/01/19	5.000%	24,000	24,060

Tenneco, Inc.
12/15/24	5.375%	27,000	28,080

TerraForm Power Operating LLC(d)
02/01/23	5.875%	49,000	50,041

Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tesoro Logistics LP/Finance Corp.(d) Senior Unsecured
10/15/19	5.500%	17,000	17,234
10/15/22	6.250%	105,000	106,575

TransDigm, Inc.
07/15/21	7.500%	44,000	46,640
07/15/24	6.500%	76,000	76,950

USG Corp.(d)
11/01/21	5.875%	44,000	45,650

United Rentals North America, Inc.
04/15/22	7.625%	129,000	141,874

Universal Health Services, Inc. Senior Secured(d)
08/01/22	4.750%	90,000	92,362

Univision Communications, Inc.(d)
05/15/21	8.500%	54,000	57,915
Senior Secured
09/15/22	6.750%	120,000	130,500

Valeant Pharmaceuticals International, Inc.(d)
10/15/20	6.375%	298,000	315,135

VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	66,000	65,587

Virgin Media Secured Finance PLC Senior Secured(d)
04/15/21	5.375%	61,000	63,440

WR Grace & Co.(d)
10/01/21	5.125%	73,000	75,920
10/01/24	5.625%	24,000	25,740

WhiteWave Foods Co. (The)
10/01/22	5.375%	78,000	82,290

Whiting Petroleum Corp.
03/15/21	5.750%	138,000	131,272

Windstream Corp.
08/01/23	6.375%	68,000	62,645

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	22,000	24,695

Zayo Group LLC/Capital, Inc.(d)
04/01/23	6.000%	111,000	111,555

Zebra Technologies Corp. Senior Unsecured(d)
10/15/22	7.250%	76,000	81,510

iHeartCommunications, Inc. Senior Secured
03/01/21	9.000%	93,000	90,210
09/15/22	9.000%	32,000	30,960

iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	58,000	56,985

Total			21,785,084

Total Corporate Bonds & Notes
(Cost: $25,330,943)			25,524,098

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Convertible Bonds 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Ctrip.com International Ltd. Senior Unsecured
10/15/18	1.250%	100,000	98,125

Qihoo 360 Technology Co., Ltd. Senior Unsecured(d)
08/15/21	1.750%	130,000	108,306

Total			206,431

Ireland —%
Corsicanto Ltd. Senior Unsecured
01/15/32	3.500%	123,000	72,570

Marshall Islands —%
Scorpio Tankers, Inc. Senior Unsecured(d)
07/01/19	2.375%	120,000	109,117

Mexico —%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	90,000	100,800

Netherlands —%
NXP Semiconductors NV Senior Unsecured(d)
12/01/19	1.000%	150,000	161,063

United States 2.2%
AMAG Pharmaceuticals, Inc. Senior Unsecured
02/15/19	2.500%	90,000	155,588

ARIAD Pharmaceuticals, Inc. Senior Unsecured(d)
06/15/19	3.625%	130,000	127,984

Acorda Therapeutics, Inc. Senior Unsecured
06/15/21	1.750%	110,000	128,013

Aegerion Pharmaceuticals, Inc. Senior Unsecured(d)
08/15/19	2.000%	210,000	179,613

Air Lease Corp. Senior Unsecured
12/01/18	3.875%	119,000	161,319

AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	55,000	169,503

Alpha Natural Resources, Inc.
12/15/20	4.875%	150,000	39,094

American Energy — Utica LLC PIK(d)
03/01/21	3.500%	120,000	70,800

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Energy-Permian Basin LLC PIK(d)
05/01/22	8.000%	60,000	48,000

Anthem, Inc. Senior Unsecured
10/15/42	2.750%	100,000	182,562

Ares Capital Corp. Senior Unsecured
01/15/19	4.375%	190,000	192,375

BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%	200,000	257,500

Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	155,000	163,190

Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	110,000	116,681

Brocade Communications Systems, Inc. Senior Unsecured(d)
01/01/20	1.375%	120,000	122,925

Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%	100,000	128,500

Cepheid, Inc. Senior Unsecured(d)
02/01/21	1.250%	160,000	175,300

Ciena Corp. Senior Unsecured(d)
10/15/18	3.750%	180,000	212,625

Clean Energy Fuels Corp. Senior Unsecured(d)
10/01/18	5.250%	140,000	90,852

Clovis Oncology, Inc. Senior Unsecured(d)
09/15/21	2.500%	120,000	151,336

Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	186,000	124,341
05/15/24	3.125%	268,000	192,290

Cornerstone OnDemand, Inc. Senior Unsecured
07/01/18	1.500%	180,000	177,300

Cowen Group, Inc. Senior Unsecured(d)
03/15/19	3.000%	130,000	129,919

Electronic Arts, Inc. Senior Unsecured
07/15/16	0.750%	150,000	260,156

Electronics for Imaging, Inc. Senior Unsecured(d)
09/01/19	0.750%	180,000	178,681

Encore Capital Group, Inc.(d)
03/15/21	2.875%	120,000	105,516

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavour International Corp.(i)
07/15/16	5.500%	110,000	3,850

EnerNOC, Inc. Senior Unsecured(d)
08/15/19	2.250%	130,000	112,229

Energy XXI Ltd. Senior Unsecured
12/15/18	3.000%	180,000	54,448

Envestnet, Inc. Senior Unsecured
12/15/19	1.750%	150,000	158,344

Equinix, Inc. Subordinated Notes
06/15/16	4.750%	76,000	204,772

Forest City Enterprises, Inc. Senior Unsecured
08/15/20	3.625%	210,000	236,644

General Cable Corp. Subordinated Notes(f)
11/15/29	4.500%	260,000	164,288

Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	65,000	300,279

Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	82,000	117,311

HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	112,000	125,510

Hologic, Inc. Senior Unsecured(f)
12/15/37	2.000%	90,000	124,650

HomeAway, Inc. Senior Unsecured(d)
04/01/19	0.125%	120,000	108,975

Iconix Brand Group, Inc. Senior Subordinated Notes
03/15/18	1.500%	131,000	154,744

Incyte Corp. Senior Unsecured
11/15/20	1.250%	220,000	360,096

Insulet Corp. Senior Unsecured
06/15/19	2.000%	110,000	107,869

Intel Corp.
08/01/39	3.250%	290,000	471,431

Jarden Corp.
09/15/18	1.875%	200,000	314,875

Jazz Investments I Ltd.(d)
08/15/21	1.875%	250,000	289,060

Liberty Media Corp. Senior Unsecured
10/15/23	1.375%	225,000	218,109

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LinkedIn Corp. Senior Unsecured(d)
11/01/19	0.500%	210,000	221,944

MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	120,000	132,300

Medicines Co. (The) Senior Unsecured(d)
01/15/22	2.500%	170,000	183,719

Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	152,000	184,015

Micron Technology, Inc. Senior Unsecured
02/15/33	2.125%	210,000	563,456

Molina Healthcare, Inc. Senior Unsecured
08/15/44	1.625%	175,000	191,953

Mylan, Inc.
09/15/15	3.750%	70,000	278,644

NRG Yield, Inc.(d)
02/01/19	3.500%	150,000	179,422

NVIDIA Corp. Senior Unsecured
12/01/18	1.000%	180,000	202,725

National Health Investors, Inc. Senior Unsecured
04/01/21	3.250%	160,000	176,800

Navistar International Corp. Senior Subordinated Notes(d)
04/15/19	4.750%	285,000	254,719

Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	85,000	90,979

Novellus Systems, Inc.
05/15/41	2.625%	130,000	286,162

Omnicare, Inc.
12/15/35	3.250%	150,000	174,750

PROS Holdings, Inc. Senior Unsecured(d)
12/01/19	2.000%	120,000	117,694

Palo Alto Networks, Inc. Senior Unsecured(d)(j)
07/01/19	0.000%	160,000	209,218

Priceline Group, Inc. (The) Senior Unsecured
03/15/18	1.000%	260,000	324,350

RWT Holdings, Inc.(d)
11/15/19	5.625%	130,000	132,750

Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	150,000	218,906

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Red Hat, Inc. Senior Unsecured(d)
10/01/19	0.250%	180,000	203,737

Restoration Hardware Holdings, Inc. Senior Unsecured(d)(j)
06/15/19	0.000%	110,000	110,583

Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	161,000	173,771

Salesforce.com, Inc. Senior Unsecured
04/01/18	0.250%	200,000	223,375

Salix Pharmaceuticals Ltd. Senior Unsecured
03/15/19	1.500%	122,000	256,352

SanDisk Corp. Senior Unsecured
08/15/17	1.500%	70,000	108,456
10/15/20	0.500%	100,000	106,563

ServiceNow, Inc. Senior Unsecured(j)
11/01/18	0.000%	150,000	178,687

Spansion LLC
09/01/20	2.000%	40,000	102,300

Starwood Property Trust, Inc. Senior Unsecured
10/15/17	3.750%	170,000	175,631

Starwood Waypoint Residential Trust(d) Senior Unsecured
10/15/17	4.500%	101,000	100,903
07/01/19	3.000%	120,000	110,713

Stone Energy Corp.
03/01/17	1.750%	130,000	112,288

SunEdison, Inc.(d) Senior Unsecured
01/01/21	2.750%	80,000	116,542
04/15/22	2.375%	230,000	230,000

Synchronoss Technologies, Inc. Senior Unsecured
08/15/19	0.750%	120,000	127,050

TESARO, Inc. Senior Unsecured
10/01/21	3.000%	80,000	107,050

Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	100,000	179,000

Theravance, Inc. Subordinated Notes
01/15/23	2.125%	120,000	82,281

TiVo, Inc. Senior Unsecured(d)
10/01/21	2.000%	235,000	215,319

Twitter, Inc. Senior Unsecured(d)
09/15/21	1.000%	220,000	196,075

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	84,000	100,590

United Therapeutics Corp. Senior Unsecured
09/15/16	1.000%	45,000	132,778

Vantage Drilling Co. Senior Unsecured(d)
07/15/43	5.500%	102,000	76,348

Vector Group Ltd. Senior Unsecured
04/15/20	1.750%	50,000	53,215

Vector Group Ltd.(f) Senior Unsecured
01/15/19	2.500%	125,000	176,988

Verint Systems, Inc. Senior Unsecured
06/01/21	1.500%	120,000	127,725

WESCO International, Inc.
09/15/29	6.000%	40,000	94,500

Wabash National Corp. Senior Unsecured
05/01/18	3.375%	102,000	127,904

Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	184,000	133,170

j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	159,000	168,441

Total			16,202,288

Total Convertible Bonds
(Cost: $15,619,326)			16,852,269

Residential Mortgage-Backed Securities — Agency(k) 3.2%
Federal Home Loan Mortgage Corp.(f)(l)(m)
CMO IO Series 2957 Class SW
04/15/35	5.834%	234,793	38,598
CMO IO Series 318 Class S1
11/15/43	5.784%	289,344	66,918
CMO IO Series 3280 Class SI
02/15/37	6.274%	276,663	30,758
CMO IO Series 3761 Class KS
06/15/40	5.834%	330,253	34,345
CMO IO Series 4094 Class SY
08/15/42	5.914%	361,590	71,249

Federal Home Loan Mortgage Corp.(h)(l)
02/12/45	4.000%	1,000,000	1,070,469

Federal Home Loan Mortgage Corp.(l)(m)
CMO IO Series 4098 Class AI
05/15/39	3.500%	263,514	41,576
CMO IO Series 4120 Class AI
11/15/39	3.500%	202,061	18,132

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4121 Class IA
01/15/41	3.500%	211,357	40,743
CMO IO Series 4121 Class MI
10/15/42	4.000%	216,548	50,119
CMO IO Series 4122 Class JI
12/15/40	4.000%	209,836	30,653
CMO IO Series 4139 Class CI
05/15/42	3.500%	85,180	10,011
CMO IO Series 4147 Class CI
01/15/41	3.500%	321,500	45,670
CMO IO Series 4177 Class IY
03/15/43	4.000%	439,783	86,513
CMO IO Series 4213 Class DI
06/15/38	3.500%	440,330	49,838

Federal National Mortgage Association(f)(l)(m)
CMO IO Series 2003-117 Class KS
08/25/33	6.932%	69,634	4,717
CMO IO Series 2006-5 Class N1
08/25/34	1.885%	334,029	13,169
CMO IO Series 2006-5 Class N2
02/25/35	1.921%	376,045	22,010
CMO IO Series 2007-54 Class DI
06/25/37	5.932%	583,575	118,710
CMO IO Series 2010-135 Class MS
12/25/40	5.782%	214,838	30,596
CMO IO Series 2012-80 Class DS
06/25/39	6.482%	206,684	37,767
CMO IO Series 2013-13 Class SA
03/25/43	5.982%	214,967	52,059

Federal National Mortgage Association(h)(l)
02/18/30 - 02/12/45	3.000%	3,000,000	3,119,468
02/12/45	3.500%	2,000,000	2,112,937
02/12/45	4.000%	1,000,000	1,070,937
02/12/45	4.500%	2,000,000	2,170,547
02/12/45	5.000%	1,000,000	1,105,586

Federal National Mortgage Association(l)(m)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	215,944	35,163
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	622,904	76,952
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	309,938	35,289
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	212,640	25,617
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	439,462	60,661
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	255,551	31,319

Government National Mortgage Association(h)(l)
02/19/45	3.500%	10,000,000	10,560,156
02/19/45	4.000%	1,000,000	1,073,805

Government National Mortgage Association(l)(m)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	204,809	27,112

Total Residential Mortgage-Backed Securities — Agency
(Cost: $23,548,285)			23,470,169

Residential Mortgage-Backed Securities — Non-Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(d)(f)(l)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	815,998	827,749
Series 2012-RR10 Class 2A1
09/26/36	2.618%	127,205	128,176

BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1(d)(l)
08/27/37	6.000%	129,908	134,908

Citigroup Mortgage Loan Trust, Inc.(d)(f)(l)
CMO Series 2010-7 Class 3A4
12/25/35	5.979%	175,000	186,382
CMO Series 2012-7 Class 12A1
03/25/36	2.613%	157,403	158,271
CMO Series 2013-2 Class 1A1
11/25/37	2.610%	90,078	90,018
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	82,257	80,735
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	217,275	223,094

GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A(d)(f)(l)
11/26/36	0.330%	377,680	352,406

RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2(d)(f)(l)
12/27/35	5.190%	100,000	86,677

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $2,249,802)			2,268,416

Commercial Mortgage-Backed Securities — Non-Agency —%
General Electric Capital Assurance Co. Series 2003-1 Class A4(d)(f)(l)
05/12/35	5.254%	25,503	25,864

ORES NPL LLC Series 2014-LV3 Class A(d)(l)
03/27/24	3.000%	121,234	121,235

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $146,505)			147,099

Asset-Backed Securities — Non-Agency —%
Carlyle Global Market Strategies CLO Series 2013-1A Class B(d)(f)
02/14/25	3.333%	100,000	98,635

Dryden Senior Loan Fund Series 2014-33A Class C(d)(f)
07/15/26	3.097%	183,333	178,019

Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A(c)(d)(f)
07/06/38	2.654%	27,765	27,765

Total Asset-Backed Securities — Non-Agency
(Cost: $306,607)			304,419

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Inflation-Indexed Bonds(g) 2.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil —%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	409,860	158,211
Series B
05/15/35	6.000%	BRL	303,600	115,123

Total				273,334

Germany 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	4,246,920	4,935,582

Italy 0.6%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	3,256,290	4,640,970

United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/18	0.125%		1,021,770	1,038,693
04/15/19	0.125%		251,998	256,329
01/15/22	0.125%		1,043,550	1,058,307
01/15/27	2.375%		292,802	367,307
02/15/40	2.125%		1,174,738	1,629,123

Total				4,349,759

Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	16,218,985	676,670

Total Inflation-Indexed Bonds
(Cost: $15,725,197)				14,876,315

U.S. Treasury Obligations 0.2%
U.S. Treasury(e)
11/15/18	9.000%		650,000	845,051
08/15/19	3.625%		250,000	277,500
08/15/19	8.125%		250,000	327,754
08/15/20	2.625%		50,000	53,484
11/15/20	2.625%		50,000	53,523
08/15/41	3.750%		150,000	197,309

Total U.S. Treasury Obligations
(Cost: $1,719,744)				1,754,621

U.S. Government & Agency Obligations 0.8%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%		2,882,000	3,001,934

Federal National Mortgage Association
10/15/15	4.375%		1,914,000	1,969,870
03/15/16	2.250%		610,000	623,200
11/15/16	1.375%		150,000	152,415

U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%		45,000	50,347

Total U.S. Government & Agency Obligations
(Cost: $5,590,943)				5,797,766

Foreign Government Obligations(g)(n) 5.9%
Argentina —%
Argentina Bonar Bonds
04/17/17	7.000%		144,729	139,302

Provincia de Buenos Aires Senior Unsecured(d)
01/26/21	10.875%		134,000	128,640

Total				267,942

Australia 0.4%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	869,590
12/17/24	5.500%	AUD	1,800,000	1,737,380

Local Government Guaranteed
11/15/16	5.750%	AUD	100,000	82,688
06/15/20	6.000%	AUD	140,000	128,851

Total				2,818,509

Brazil 0.1%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(d)
06/10/19	6.500%		219,000	236,520

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	575,000	207,665

Petrobras International Finance Co. SA
01/20/20	5.750%		443,000	410,834
01/20/40	6.875%		55,000	46,200

Total				901,219

Canada 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,469,858
06/01/20	3.500%	CAD	170,000	153,324

Total				1,623,182

Colombia 0.2%
Colombia Government International Bond Senior Unsecured
06/28/27	9.850%	COP	156,000,000	85,250
09/18/37	7.375%		137,000	184,950
01/18/41	6.125%		165,000	198,684

Ecopetrol SA Senior Unsecured
01/16/25	4.125%		109,000	102,444

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Foreign Government Obligations(g)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Empresa de Energia de Bogota SA ESP Senior Unsecured(d)
11/10/21	6.125%		495,000	526,290

Empresas Publicas de Medellin ESP(d) Senior Unsecured
02/01/21	8.375%	COP	650,000,000	282,643
09/10/24	7.625%	COP	224,000,000	92,189

Total				1,472,450

Croatia —%
Croatia Government International Bond Senior Unsecured(d)
01/26/24	6.000%		200,000	219,350

Dominican Republic 0.2%
Banco de Reservas de La Republica Dominicana Subordinated Notes(d)
02/01/23	7.000%		246,000	242,076

Dominican Republic International Bond(d)
01/08/21	14.000%	DOP	17,504,000	432,588
Senior Unsecured
04/20/27	8.625%		250,000	295,000
04/30/44	7.450%		200,000	218,500

Total				1,188,164

El Salvador —%
El Salvador Government International Bond Senior Unsecured(d)
06/15/35	7.650%		109,000	118,129

France 0.2%
France Government Bond OAT
04/25/17	3.750%	EUR	310,000	380,170
10/25/21	3.250%	EUR	400,000	542,755
04/25/29	5.500%	EUR	150,000	274,556

Total				1,197,481

Germany 0.3%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	500,000	633,749
01/04/19	3.750%	EUR	620,000	807,770
07/04/28	4.750%	EUR	510,000	897,299

Total				2,338,818

Ghana —%
Republic of Ghana(d)
08/07/23	7.875%		100,000	87,500

Hungary 0.1%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		300,000	351,975
03/25/24	5.375%		274,000	310,647

Foreign Government Obligations(g)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
03/29/41	7.625%		218,000	322,640

Total				985,262

Indonesia 0.3%
Indonesia Government International Bond(d)
Senior Unsecured
05/05/21	4.875%		150,000	162,375
01/17/38	7.750%		546,000	752,115

Indonesia Treasury Bond
Senior Unsecured
04/15/19	7.875%	IDR	1,369,000,000	112,124
09/15/19	11.500%	IDR	4,385,000,000	408,470
11/15/20	11.000%	IDR	712,000,000	66,802
05/15/27	7.000%	IDR	1,643,000,000	128,081
03/15/29	9.000%	IDR	1,386,000,000	126,373

Majapahit Holding BV(d)
01/20/20	7.750%		100,000	117,448

PT Perusahaan Listrik Negara Senior Unsecured(d)
11/22/21	5.500%		273,000	295,142

Total				2,168,930

Italy 0.9%
Italy Buoni Poliennali Del Tesoro
11/01/17	3.500%	EUR	1,500,000	1,833,474
09/01/22	5.500%	EUR	2,000,000	2,930,541

Italy Buoni Poliennali Del Tesoro(d)
09/01/44	4.750%	EUR	1,250,000	2,017,798

Total				6,781,813

Ivory Coast —%
Ivory Coast Government International Bond Senior Unsecured(d)
07/23/24	5.375%		200,000	188,500

Japan 0.3%
Japan Government 20-Year Bond
Senior Unsecured
09/20/26	2.200%	JPY	35,000,000	358,776
12/20/27	2.100%	JPY	30,000,000	306,574

Japan Government 30-Year Bond
Senior Unsecured
03/20/33	1.100%	JPY	92,000,000	805,619
09/20/44	1.700%	JPY	100,000,000	933,132

Total				2,404,101

Kazakhstan —%
KazMunayGas National Co. JSC Senior Unsecured(d)
04/09/21	6.375%		200,000	196,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Foreign Government Obligations(g)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico 0.5%
Mexican Bonos
06/16/16	6.250%	MXN	4,200,000	290,775
12/13/18	8.500%	MXN	3,700,000	282,348
06/10/21	6.500%	MXN	25,350,000	1,833,296
06/09/22	6.500%	MXN	4,800,000	348,315
06/03/27	7.500%	MXN	5,000,000	394,005

Petroleos Mexicanos
06/15/35	6.625%		368,000	422,206
06/02/41	6.500%		109,000	121,960
01/23/45	6.375%		273,000	303,631

Total				3,996,536

Morocco 0.1%
Morocco Government International Bond Senior Unsecured(d)
12/11/22	4.250%		300,000	314,625

Netherlands —%
Petrobras Global Finance BV
03/17/24	6.250%		189,000	170,729

New Zealand 0.1%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	500,000	389,567

Norway 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	818,753
05/24/23	2.000%	NOK	2,000,000	275,713

Total				1,094,466

Panama —%
Ena Norte Trust Pass-Through Certificates(d)
04/25/23	4.950%		134,567	136,586

Paraguay —%
Republic of Paraguay(d)
08/11/44	6.100%		77,000	84,892

Peru 0.1%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		100,000	135,750
08/12/26	8.200%	PEN	308,000	123,895

Peruvian Government International Bond(d)
Senior Unsecured
08/12/31	6.950%	PEN	296,000	109,680

Total				369,325

Foreign Government Obligations(g)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Philippines —%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(d)
12/02/24	7.390%		165,000	217,800

Poland 0.4%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	652,263
10/25/19	5.500%	PLN	4,000,000	1,265,204
10/25/21	5.750%	PLN	1,000,000	337,442

Poland Government International Bond Senior Unsecured
03/23/22	5.000%		327,000	375,265

Total				2,630,174

Republic of Namibia —%
Namibia International Bonds Senior Unsecured(d)
11/03/21	5.500%		273,000	293,475

Romania —%
Romanian Government International Bond Senior Unsecured(d)
02/07/22	6.750%		218,000	266,505

Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(d)
Senior Unsecured
04/11/18	8.146%		80,000	77,200
03/07/22	6.510%		460,000	393,374

Russian Agricultural Bank OJSC Via RSHB Capital SA
Senior Unsecured(d)
12/27/17	5.298%		200,000	165,000

Russian Foreign Bond — Eurobond Senior Unsecured(d)(f)
03/31/30	7.500%		288,855	290,471

Total				926,045

Senegal —%
Senegal Government International Bond(d)
07/30/24	6.250%		51,000	51,000

Sweden 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	636,620

Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(d)
08/14/19	9.750%		350,000	407,750

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Foreign Government Obligations(g)(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Turkey 0.3%
Export Credit Bank of Turkey Senior Unsecured(d)
04/24/19	5.875%		200,000	214,142

Turkey Government International Bond Senior Unsecured
06/05/20	7.000%		151,000	177,220
03/30/21	5.625%		411,000	456,991
09/26/22	6.250%		519,000	603,218
02/05/25	7.375%		109,000	138,942
03/17/36	6.875%		224,000	289,520

Total				1,880,033

United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC Senior Unsecured(d)
05/06/24	3.875%		179,000	188,794

Dolphin Energy Ltd. Senior Secured(d)
12/15/21	5.500%		200,000	232,297

Total				421,091

United Kingdom 0.4%
United Kingdom Gilt
03/07/19	4.500%	GBP	800,000	1,385,420
09/07/21	3.750%	GBP	35,000	61,685
09/07/22	1.750%	GBP	1,000,000	1,567,919

Total				3,015,024

Uruguay —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%		164,401	159,880

Venezuela 0.2%
Petroleos de Venezuela SA
04/12/17	5.250%		663,000	245,592
11/02/17	8.500%		199,800	114,186
11/17/21	9.000%		82,496	28,991
05/16/24	6.000%		135,316	42,625

Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%		2,105,000	699,912

Total				1,131,306

Zambia —%
Zambia Government International Bond Senior Unsecured(d)
04/14/24	8.500%		200,000	211,040

Total Foreign Government Obligations
(Cost: $47,056,934)				43,762,319

Exchange-Traded Funds 1.0%
	Shares	Value ($)
United States 1.0%
iShares MSCI Canada ETF	264,329	6,988,859

Total Exchange-Traded Funds
(Cost: $8,714,578)		6,988,859

Fixed-Income Funds 4.0%
Investment Grade 4.0%
Columbia Mortgage Opportunities Fund, Class I Shares(o)	2,935,439	29,207,617

Total Fixed-Income Funds
(Cost: $29,411,514)		29,207,617

Alternative Investment Funds 0.9%
Columbia Commodity Strategy Fund, Class I Shares(a)(o)	1,094,982	6,942,183

Total Alternative Investment Funds
(Cost: $10,402,986)		6,942,183

Options Purchased Puts —%
Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)

OTC 3-Year Interest Rate Swap(p)
	5,000,000	1.75	02/11/15	1
	8,000,000	2.25	11/02/15	11,597

Total Options Purchased Puts
(Cost: $113,045)				11,598

Money Market Funds 15.4%
			Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(o)(q)			113,846,108	113,846,108

Total Money Market Funds
(Cost: $113,846,108)				113,846,108

Total Investments
(Cost: $722,252,733)				752,409,296

Other Assets & Liabilities, Net				(13,015,296)

Net Assets				739,394,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays Bank PLC	02/05/2015	5,800,000	AUD	4,791,960	USD	277,207	—

Barclays Bank PLC	02/05/2015	7,550,000	EUR	9,297,825	USD	766,187	—

Barclays Bank PLC	02/05/2015	1,720,250,000	JPY	14,257,003	USD	—	(392,434)

Barclays Bank PLC	02/05/2015	4,800,000	NZD	3,660,240	USD	168,646	—

Barclays Bank PLC	02/05/2015	1,153,628	USD	1,325,000	CAD	—	(110,925)

Barclays Bank PLC	02/05/2015	3,459,144	USD	3,375,000	CHF	216,895	—

Barclays Bank PLC	02/05/2015	156,342	USD	100,000	GBP	—	(5,724)

Barclays Bank PLC	02/05/2015	13,394,897	USD	96,025,000	NOK	—	(966,609)

Barclays Bank PLC	02/05/2015	741,874	USD	5,600,000	SEK	—	(65,061)

Barclays Bank PLC	02/05/2015	15,316,748	USD	20,225,000	SGD	—	(366,974)

Barclays Bank PLC	02/23/2015	3,000,000	EUR	3,384,600	USD	—	(5,958)

Barclays Bank PLC	02/23/2015	73,458,209	USD	62,360,000	EUR	—	(2,979,800)

Citigroup Global Markets Inc.	02/05/2015	4,900,000	CAD	4,265,525	USD	409,489	—

Citigroup Global Markets Inc.	02/05/2015	650,000	GBP	1,016,275	USD	37,257	—

Citigroup Global Markets Inc.	02/05/2015	490,500,000	JPY	4,065,007	USD	—	(112,031)

Citigroup Global Markets Inc.	02/05/2015	30,500,000	NOK	4,253,391	USD	305,848	—

Citigroup Global Markets Inc.	02/05/2015	13,600,000	NZD	10,367,416	USD	474,568	—

Citigroup Global Markets Inc.	02/05/2015	15,900,000	SEK	2,107,244	USD	185,578	—

Citigroup Global Markets Inc.	02/05/2015	8,429,688	USD	10,200,000	AUD	—	(489,949)

Citigroup Global Markets Inc.	02/05/2015	7,586,942	USD	7,400,000	CHF	473,113	—

Citigroup Global Markets Inc.	02/05/2015	7,144,933	USD	5,800,000	EUR	—	(590,827)

Citigroup Global Markets Inc.	02/05/2015	30,688,328	USD	40,500,000	SGD	—	(751,822)

Citigroup Global Markets Inc.	02/23/2015	37,485,509	USD	4,430,000,000	JPY	246,462	—

Citigroup Global Markets Inc.	03/02/2015	1,451,000	EUR	1,626,748	USD	—	(13,247)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	4,400,000	AUD	3,633,023	USD	208,038	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	6,000,000	CAD	5,010,738	USD	289,063	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	6,900,000	CHF	7,013,532	USD	—	(501,924)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	13,300,000	EUR	16,173,747	USD	1,144,503	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	11,400,000	GBP	17,191,297	USD	20,819	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	70,700,000	JPY	602,292	USD	219	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	11,600,000	NOK	1,489,930	USD	—	(11,430)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	28,400,000	NOK	3,960,693	USD	284,948	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	1,400,000	NZD	1,094,590	USD	76,209	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	43,300,000	SGD	32,547,388	USD	541,197	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	1,526,175	USD	1,900,000	AUD	—	(47,204)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	1,265,017	USD	1,500,000	CAD	—	(84,598)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	3,900,000	USD	3,900,000	CHF	347,866	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	708,600	USD	600,000	EUR	—	(30,589)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	27,887,386	USD	18,200,000	GBP	—	(474,869)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	1,499,543	USD	179,500,000	JPY	29,057	—

Credit Suisse Securities (USA) L.L.C.	02/05/2015	4,197,614	USD	31,800,000	NOK	—	(81,815)

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	7,730,141	USD	10,100,000	NZD	—	(383,247)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	755,229	USD	5,700,000	SEK	—	(66,330)

Credit Suisse Securities (USA) L.L.C.	02/05/2015	10,585,085	USD	14,200,000	SGD	—	(88,829)

Credit Suisse Securities (USA) L.L.C.	02/25/2015	7,532,000	CHF	8,595,356	USD	383,296	—

Credit Suisse Securities (USA) L.L.C.	02/25/2015	1,709,080	USD	199,195,000	JPY	—	(12,429)

Credit Suisse Securities (USA) L.L.C.	02/25/2015	1,681,332	USD	198,894,000	JPY	12,756	—

Deutsche Bank	02/05/2015	1,700,000	AUD	1,404,511	USD	81,221	—

Deutsche Bank	02/05/2015	8,000,000	CAD	6,721,272	USD	425,704	—

Deutsche Bank	02/05/2015	81,100,000	JPY	672,324	USD	—	(18,314)

Deutsche Bank	02/05/2015	8,800,000	NZD	6,682,342	USD	281,087	—

Deutsche Bank	02/05/2015	5,900,000	SEK	735,439	USD	22,368	—

Deutsche Bank	02/05/2015	800,000	SGD	605,904	USD	14,565	—

Deutsche Bank	02/05/2015	5,115,341	USD	6,300,000	AUD	—	(211,385)

Deutsche Bank	02/05/2015	1,777,122	USD	2,200,000	CAD	—	(45,840)

Deutsche Bank	02/05/2015	3,545,486	USD	3,600,000	CHF	375,622	—

Deutsche Bank	02/05/2015	8,318,608	USD	7,100,000	EUR	—	(295,478)

Deutsche Bank	02/05/2015	781,927	USD	500,000	GBP	—	(28,836)

Deutsche Bank	02/05/2015	2,086,381	USD	247,800,000	JPY	23,854	—

Deutsche Bank	02/05/2015	220,173	USD	1,700,000	NOK	—	(146)

Deutsche Bank	02/05/2015	745,868	USD	1,000,000	SGD	—	(6,695)

Deutsche Bank	02/12/2015	2,555,000	CAD	2,197,320	USD	186,869	—

Deutsche Bank	02/12/2015	2,964,000	DKK	461,538	USD	11,295	—

Deutsche Bank	02/12/2015	6,128,000	ILS	1,552,831	USD	—	(5,875)

Deutsche Bank	02/12/2015	139,551,000	JPY	1,167,707	USD	—	(20,774)

Deutsche Bank	02/12/2015	27,481,000	JPY	235,095	USD	1,054	—

Deutsche Bank	02/12/2015	4,991,522,000	KRW	4,530,336	USD	—	(21,069)

Deutsche Bank	02/12/2015	16,241,000	NOK	2,175,741	USD	74,112	—

Deutsche Bank	02/12/2015	49,015,000	TWD	1,559,745	USD	7,710	—

Deutsche Bank	02/12/2015	7,813,791	USD	9,591,000	AUD	—	(351,256)

Deutsche Bank	02/12/2015	312,214	USD	818,000	BRL	—	(8,070)

Deutsche Bank	02/12/2015	2,958,404	USD	2,908,000	CHF	210,092	—

Deutsche Bank	02/12/2015	2,006,058	USD	1,728,000	EUR	—	(53,273)

Deutsche Bank	02/12/2015	4,665,661	USD	2,996,000	GBP	—	(153,336)

Deutsche Bank	02/12/2015	626,997	USD	814,000	NZD	—	(35,264)

Deutsche Bank	02/12/2015	1,151,756	USD	8,873,000	SEK	—	(79,310)

Deutsche Bank	02/12/2015	310,797	USD	409,000	SGD	—	(8,524)

HSBC Securities (USA), Inc.	02/05/2015	100,000	AUD	79,667	USD	1,827	—

HSBC Securities (USA), Inc.	02/05/2015	100,000	CAD	87,119	USD	8,424	—

HSBC Securities (USA), Inc.	02/05/2015	9,000,000	CHF	9,227,769	USD	—	(575,001)

HSBC Securities (USA), Inc.	02/05/2015	100,000	CHF	110,435	USD	1,515	—

HSBC Securities (USA), Inc.	02/05/2015	400,000	GBP	625,448	USD	22,975	—

HSBC Securities (USA), Inc.	02/05/2015	13,100,000	NOK	1,763,312	USD	67,810	—

HSBC Securities (USA), Inc.	02/05/2015	1,000,000	SEK	128,225	USD	7,365	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

HSBC Securities (USA), Inc.	02/05/2015	2,047,132	USD	2,500,000	AUD	—	(101,118)

HSBC Securities (USA), Inc.	02/05/2015	8,412,089	USD	9,800,000	CAD	—	(700,019)

HSBC Securities (USA), Inc.	02/05/2015	4,189,517	USD	3,400,000	EUR	—	(347,455)

HSBC Securities (USA), Inc.	02/05/2015	11,975,294	USD	1,445,200,000	JPY	331,851	—

HSBC Securities (USA), Inc.	02/05/2015	278,979	USD	2,000,000	NOK	—	(20,124)

HSBC Securities (USA), Inc.	02/05/2015	6,488,231	USD	8,500,000	NZD	—	(305,201)

HSBC Securities (USA), Inc.	02/05/2015	14,790,864	USD	111,600,000	SEK	—	(1,302,939)

HSBC Securities (USA), Inc.	02/05/2015	2,726,240	USD	3,600,000	SGD	—	(65,217)

HSBC Securities (USA), Inc.	02/25/2015	6,374,000	AUD	5,175,654	USD	220,086	—

HSBC Securities (USA), Inc.	02/25/2015	33,000	GBP	49,688	USD	—	(10)

HSBC Securities (USA), Inc.	02/25/2015	2,202,000	GBP	3,354,003	USD	37,802	—

HSBC Securities (USA), Inc.	02/25/2015	8,441,961	USD	68,231,000	SEK	—	(194,278)

HSBC Securities (USA), Inc.	02/25/2015	174,034	USD	1,442,000	SEK	274	—

J.P. Morgan Securities, Inc.	02/23/2015	1,435,000	PLN	394,005	USD	6,857	—

Morgan Stanley	02/05/2015	700,000	AUD	578,263	USD	33,379	—

Morgan Stanley	02/05/2015	3,300,000	CAD	2,873,013	USD	276,091	—

Morgan Stanley	02/05/2015	2,100,000	GBP	3,282,993	USD	120,010	—

Morgan Stanley	02/05/2015	204,956	USD	200,000	CHF	12,884	—

Morgan Stanley	02/05/2015	4,167,039	USD	5,500,000	SGD	—	(101,588)

Standard Chartered Bank	02/17/2015	357,000	PEN	119,139	USD	2,816	—

State Street Bank & Trust Company	02/05/2015	2,700,000	AUD	2,230,983	USD	129,288	—

State Street Bank & Trust Company	02/05/2015	1,000,000	CAD	861,136	USD	74,190	—

State Street Bank & Trust Company	02/05/2015	2,100,000	CHF	2,431,563	USD	144,250	—

State Street Bank & Trust Company	02/05/2015	500,000	EUR	615,887	USD	50,877	—

State Street Bank & Trust Company	02/05/2015	89,700,000	JPY	761,893	USD	—	(1,981)

State Street Bank & Trust Company	02/05/2015	3,900,000	NZD	2,972,990	USD	136,070	—

State Street Bank & Trust Company	02/05/2015	4,875,789	USD	5,600,000	CAD	—	(468,892)

State Street Bank & Trust Company	02/05/2015	614,930	USD	600,000	CHF	38,588	—

State Street Bank & Trust Company	02/05/2015	4,846,757	USD	3,100,000	GBP	—	(177,592)

State Street Bank & Trust Company	02/05/2015	600,734	USD	72,500,000	JPY	16,667	—

State Street Bank & Trust Company	02/05/2015	4,107,821	USD	33,600,000	SEK	—	(46,940)

UBS Securities LLC	02/05/2015	5,400,000	AUD	4,465,004	USD	261,613	—

UBS Securities LLC	02/05/2015	6,400,000	CAD	5,565,363	USD	528,909	—

UBS Securities LLC	02/05/2015	1,775,000	CHF	1,823,232	USD	—	(110,092)

UBS Securities LLC	02/05/2015	5,750,000	EUR	7,112,977	USD	615,371	—

UBS Securities LLC	02/05/2015	7,800,000	GBP	12,190,844	USD	442,622	—

UBS Securities LLC	02/05/2015	43,200,000	JPY	370,029	USD	2,143	—

UBS Securities LLC	02/05/2015	53,825,000	NOK	7,502,621	USD	536,179	—

UBS Securities LLC	02/05/2015	22,300,000	NOK	3,097,782	USD	211,545	—

UBS Securities LLC	02/05/2015	254,100,000	SEK	33,647,674	USD	2,937,266	—

UBS Securities LLC	02/05/2015	42,325,000	SGD	32,050,593	USD	765,097	—

UBS Securities LLC	02/05/2015	5,878,791	USD	6,775,000	CAD	—	(547,232)

UBS Securities LLC	02/05/2015	11,401,886	USD	9,200,000	EUR	—	(1,005,717)

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

UBS Securities LLC	02/05/2015	7,580,793	USD	4,850,000	GBP	—	(275,808)

UBS Securities LLC	02/05/2015	1,215,016	USD	146,450,000	JPY	32,134	—

UBS Securities LLC	02/05/2015	2,035,349	USD	15,100,000	NOK	—	(80,992)

UBS Securities LLC	02/05/2015	12,421,415	USD	16,300,000	NZD	—	(564,545)

UBS Securities LLC	02/05/2015	12,636,884	USD	97,700,000	SEK	—	(828,907)

UBS Securities LLC	02/05/2015	18,999,326	USD	24,900,000	SGD	—	(593,919)

UBS Securities LLC	02/23/2015	265,000	EUR	298,939	USD	—	(561)

UBS Securities LLC	02/23/2015	235,000	EUR	276,768	USD	11,174	—

UBS Securities LLC	02/25/2015	3,341,036	USD	2,886,000	EUR	—	(79,265)

UBS Securities LLC	02/25/2015	1,791,598	USD	1,589,000	EUR	4,298	—

Wells Fargo Bank	02/05/2015	900,000	AUD	743,580	USD	43,015	—

Wells Fargo Bank	02/05/2015	1,300,000	CAD	1,131,379	USD	108,350	—

Wells Fargo Bank	02/05/2015	9,600,000	NOK	1,338,016	USD	95,511	—

Wells Fargo Bank	02/05/2015	3,900,000	SGD	2,952,689	USD	69,914	—

Wells Fargo Bank	02/05/2015	1,232,100	USD	1,000,000	EUR	—	(102,082)

Wells Fargo Bank	02/05/2015	1,406,745	USD	900,000	GBP	—	(51,181)

Wells Fargo Bank	02/05/2015	3,209,877	USD	387,400,000	JPY	89,174	—

Wells Fargo Bank	02/05/2015	457,560	USD	600,000	NZD	—	(21,111)

Total						17,110,985	(18,647,837)

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities and cash totaling $21,271,073 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	12	EUR	3,388,474	09/2015	—	(154)
3MO EURO SWISS FRANC	17	CHF	4,668,427	09/2015	16,288	—
AUST 10YR BOND	13	AUD	1,333,729	03/2015	9,075	—
BANK ACCEPT	1	CAD	195,286	09/2015	997	—
CAN 10YR BOND	10	CAD	1,146,455	03/2015	34,946	—
DAX INDEX	4	EUR	1,208,535	03/2015	84,831	—
EURO STOXX	9	EUR	340,593	03/2015	32,888	—
EURO-BTP (ITALY GOVT)	30	EUR	4,684,640	03/2015	—	(29,991)
EURO-BUND	32	EUR	5,763,541	03/2015	40,079	—
FTSE 100 INDEX	6	GBP	606,035	03/2015	3,293	—
FTSE/MIB INDEX	20	EUR	2,315,030	03/2015	178,462	—
HANG SENG INDEX	11	HKD	1,740,677	02/2015	—	(21,728)
LONG GILT	126	GBP	23,508,214	03/2015	1,140,646	—
MSCI SING IX ETS	88	SGD	4,946,422	02/2015	—	(16,702)
OMXS30 INDEX	85	SEK	1,615,156	02/2015	71,211	—
RUSSELL 2000 EMINI ICE	1	USD	116,120	03/2015	1,903	—
S&P/TSE 60 INDEX	31	CAD	4,174,156	03/2015	—	(17,202)
SGX CNX NIFTY ETS	222	USD	3,942,276	02/2015	—	(28,971)
TOPIX INDEX	39	JPY	4,697,735	03/2015	—	(83,363)
US 10YR NOTE	50	USD	6,543,750	03/2015	127,869	—
US LONG BOND	46	USD	6,958,938	03/2015	384,937	—
US ULTRA T-BOND	21	USD	3,757,688	03/2015	242,567	—

Total			87,651,877		2,369,992	(198,111)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EUROYEN (TFX)	(19)	JPY	(4,039,300)	09/2015	—	(457)
90 DAY STERLING	(24)	GBP	(4,488,780)	09/2015	303	—
CAC40 10 EURO	(10)	EUR	(520,647)	02/2015	—	(29,355)
EURO$ 90 DAY	(21)	USD	(5,224,013)	09/2015	37	—
EURO-BOBL	(14)	EUR	(2,070,679)	03/2015	—	(22,450)
IBEX 35 INDEX	(13)	EUR	(1,525,953)	02/2015	—	(17,311)
JPN 10YR BOND (OSE)	(4)	JPY	(5,045,729)	03/2015	—	(4,466)
MSCI EMER MKT MIN	(278)	USD	(13,225,850)	03/2015	—	(430,136)
RUSSELL 2000 EMINI ICE	(135)	USD	(15,676,200)	03/2015	—	(256,831)
S&P 500	(16)	USD	(7,953,600)	03/2015	213,916	—
S&P500 EMINI	(529)	USD	(52,593,180)	03/2015	146,551	—
SPI 200	(13)	AUD	(1,402,195)	03/2015	—	(17,562)
TOPIX INDEX	(8)	JPY	(963,638)	03/2015	—	(19,154)
US LONG BOND	(16)	USD	(2,420,500)	03/2015	—	(23,528)

Total			(117,150,264)		360,807	(821,250)

Credit Default Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $1,052,975 was received from broker as collateral to cover open credit default swap contracts.

At January 31, 2015, cash totaling $581,453 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	9,750,000	1,218,094	(659,836)	(10,833)	547,425	—

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.000	0.544	17,000,000	117,611	18,889	136,500	—
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	0.705	5,000,000	(8,654)	5,556	—	(3,098)

Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.662	5,000,000	(28,092)	27,778	—	(314)

Total								136,500	(3,412)

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Total Return Swap Contracts Outstanding at January 31, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on S&P 500 Dynamic VIX Futures Excess Returns Index	Fixed Rate of 1.50%	01/30/2015	USD	758,530	—	(1,721)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $1, which represents less than 0.01% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02/04/2009 - 05/14/2009	—

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $56,752, which represents 0.01% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $29,664,125 or 4.01% of net assets.

(e)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $3,850, which represents less than 0.01% of net assets.

(j)	Zero coupon bond.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2015:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association
02/18/30 3.500%	2,500,000	02/18/15	2,646,289	2,654,248

(l)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(n)	Principal and interest may not be guaranteed by the government.

(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	20,227,781	—	(7,839,000)	(1,985,795)	10,402,986	—	—	6,942,183

Columbia Mortgage Opportunities Fund, Class I Shares	28,506,185	29,547,880	(28,642,551)	—	29,411,514	287,127	618,202	29,207,617

Columbia Short-Term Cash Fund	133,511,015	252,547,198	(272,212,105)	—	113,846,108	—	61,481	113,846,108

Total	182,244,981	282,095,078	(308,693,656)	(1,985,795)	153,660,608	287,127	679,683	149,995,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(p)	Purchased swaption contracts outstanding at January 31, 2015:

At January 31, 2015, cash totaling $10,025 was received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	2/13/2018	5,000,000	37,125	1

OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/4/2018	8,000,000	75,920	11,597

Total								11,598

(q)	The rate shown is the seven-day current annualized yield at January 31, 2015.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	35

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	32,498,538	33,907,066	—	66,405,604

Consumer Staples	29,219,182	10,164,038	—	39,383,220

Energy	20,400,715	9,114,450	—	29,515,165

Financials	49,617,369	50,167,705	28,987	99,814,061

Health Care	40,083,270	21,468,253	—	61,551,523

Industrials	25,073,751	18,576,191	—	43,649,942

Information Technology	52,975,945	21,936,240	—	74,912,185

Materials	7,758,820	6,597,541	—	14,356,361

Telecommunication Services	813,835	11,562,912	—	12,376,747

Utilities	5,727,089	5,884,550	—	11,611,639

Preferred Stocks

Consumer Staples	—	1,652,546	—	1,652,546

Exchange-Traded Funds	6,988,859	—	—	6,988,859

Convertible Preferred Stocks

Consumer Discretionary	375,424	—	—	375,424

Consumer Staples	217,665	403,606	—	621,271

Energy	—	740,302	—	740,302

Financials	1,357,120	486,819	—	1,843,939

Health Care	246,150	113,934	—	360,084

Industrials	281,956	—	—	281,956

Materials	167,500	—	—	167,500

Telecommunication Services	136,872	—	—	136,872

Utilities	629,324	269,775	—	899,099

Total Equity Securities	274,569,384	193,045,928	28,987	467,644,299

Bonds

Corporate Bonds & Notes	—	25,524,098	—	25,524,098

Convertible Bonds	—	16,852,269	—	16,852,269

Residential Mortgage-Backed Securities — Agency	—	23,470,169	—	23,470,169

Residential Mortgage-Backed Securities — Non-Agency	—	2,268,416	—	2,268,416

Commercial Mortgage-Backed Securities — Non-Agency	—	147,099	—	147,099

Asset-Backed Securities — Non-Agency	—	276,654	27,765	304,419

Inflation-Indexed Bonds	—	14,876,315	—	14,876,315

U.S. Treasury Obligations	1,754,621	—	—	1,754,621

U.S. Government & Agency Obligations	—	5,797,766	—	5,797,766

Foreign Government Obligations	—	43,329,732	432,587	43,762,319

Total Bonds	1,754,621	132,542,518	460,352	134,757,491

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2015

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Options Purchased Puts	—	11,598	—	11,598

Total Other	—	11,598	—	11,598

Mutual Funds

Fixed-Income Funds	29,207,617	—	—	29,207,617

Alternative Investment Funds	6,942,183	—	—	6,942,183

Money Market Funds	113,846,108	—	—	113,846,108

Total Mutual Funds	149,995,908	—	—	149,995,908

Investments in Securities	426,319,913	325,600,044	489,339	752,409,296

Forward Sale Commitments Liability	—	(2,654,248)	—	(2,654,248)

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	17,110,985	—	17,110,985

Futures Contracts	2,730,799	—	—	2,730,799

Swap Contracts	—	683,925	—	683,925

Liabilities

Forward Foreign Currency Exchange Contracts	—	(18,647,837)	—	(18,647,837)

Futures Contracts	(1,019,361)	—	—	(1,019,361)

Swap Contracts	—	(5,133)	—	(5,133)

Total	428,031,351	322,087,736	489,339	750,608,426

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain asset backed securities and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	37

Columbia Global Opportunities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
239,296	172,133	172,133	239,296

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2015

Columbia Global Opportunities Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $568,479,080)	$602,401,790
Affiliated issuers (identified cost $153,660,608)	149,995,908
Options purchased (identified cost $113,045)	11,598

Total investments (identified cost $722,252,733)	752,409,296
Cash	13,187
Foreign currency (identified cost $126,924)	126,843
Margin deposits	7,474,926
Unrealized appreciation on forward foreign currency exchange contracts	17,110,985
Unrealized appreciation on swap contracts	547,425
Premiums paid on outstanding swap contracts	659,836
Receivable for:
Investments sold	5,509,826
Capital shares sold	37,377
Dividends	388,661
Interest	1,311,985
Reclaims	221,000
Variation margin	2,048,444
Prepaid expenses	2,887
Other assets	18,242

Total assets	787,880,920

Liabilities
Forward sale commitments, at value (proceeds receivable $2,646,289)	2,654,248
Unrealized depreciation on forward foreign currency exchange contracts	18,647,837
Unrealized depreciation on swap contracts	1,721
Payable for:
Investments purchased	3,163,780
Investments purchased on a delayed delivery basis	22,407,034
Capital shares purchased	1,005,478
Dividends and interest on securities sold short	4,132
Variation margin	206,342
Foreign capital gains taxes deferred	136,240
Investment management fees	12,566
Distribution and/or service fees	6,100
Transfer agent fees	59,899
Administration fees	1,137
Plan administration fees	1
Compensation of board members	71,118
Other expenses	109,287

Total liabilities	48,486,920

Net assets applicable to outstanding capital stock	$739,394,000

Represented by
Paid-in capital	$891,703,972
Undistributed net investment income	2,039,933
Accumulated net realized loss	(184,956,009)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	33,922,710
Investments — affiliated issuers	(3,664,700)
Foreign currency translations	(259,638)
Forward sale commitments	(7,959)
Forward foreign currency exchange contracts	(1,536,852)
Futures contracts	1,711,438
Options purchased	(101,447)
Swap contracts	678,792
Foreign capital gains tax	(136,240)

Total — representing net assets applicable to outstanding capital stock	$739,394,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	39

Columbia Global Opportunities Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A

Net assets	$683,831,119

Shares outstanding	60,048,417

Net asset value per share	$11.39

Maximum offering price per share(a)	$12.08

Class B

Net assets	$19,435,068

Shares outstanding	1,731,670

Net asset value per share	$11.22

Class C

Net assets	$30,496,779

Shares outstanding	2,734,531

Net asset value per share	$11.15

Class K

Net assets	$207,600

Shares outstanding	18,173

Net asset value per share	$11.42

Class R

Net assets	$2,513

Shares outstanding	222

Net asset value per share(b)	$11.34

Class R4

Net assets	$2,445

Shares outstanding	214

Net asset value per share(b)	$11.42

Class R5

Net assets	$25,403

Shares outstanding	2,222

Net asset value per share	$11.43

Class W

Net assets	$2,413

Shares outstanding	212

Net asset value per share(b)	$11.36

Class Z

Net assets	$5,390,660

Shares outstanding	473,275

Net asset value per share	$11.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2015

Columbia Global Opportunities Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,429,760
Dividends — affiliated issuers	679,683
Interest	2,533,729
Foreign taxes withheld	(213,921)

Total income	7,429,251

Expenses:
Investment management fees	2,402,085
Distribution and/or service fees
Class A	906,754
Class B	113,320
Class C	163,966
Class R	6
Class W	3
Transfer agent fees
Class A	613,529
Class B	19,250
Class C	27,748
Class K	59
Class R	3
Class R4	3
Class R5	2
Class W	3
Class Z	4,162
Administration fees	217,266
Plan administration fees
Class K	294
Compensation of board members	10,285
Custodian fees	109,888
Printing and postage fees	73,962
Registration fees	59,110
Professional fees	25,337
Other	11,732

Total expenses	4,758,767

Net investment income	2,670,484

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,423,102
Investments — affiliated issuers	(1,985,795)
Capital gain distributions from underlying affiliated funds	287,127
Foreign currency translations	(110,833)
Forward foreign currency exchange contracts	(13,702,357)
Futures contracts	7,687,905
Options purchased	(3,131,414)
Swap contracts	(755,934)

Net realized gain	7,711,801
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,518,824)
Investments — affiliated issuers	(1,574,049)
Foreign currency translations	(189,558)
Forward sale commitments	(7,959)
Forward foreign currency exchange contracts	(354,190)
Futures contracts	(158,459)
Options purchased	2,544,981
Swap contracts	718,246
Foreign capital gains tax	(54,208)

Net change in unrealized depreciation	(30,594,020)

Net realized and unrealized loss	(22,882,219)

Net decrease in net assets from operations	$(20,211,735)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	41

Columbia Global Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations

Net investment income	$2,670,484	$9,266,422

Net realized gain	7,711,801	72,616,412

Net change in unrealized depreciation	(30,594,020)	(10,686,451)

Net increase (decrease) in net assets resulting from operations	(20,211,735)	71,196,383

Distributions to shareholders

Net investment income

Class A	—	(11,367,515)

Class B	—	(238,848)

Class C	—	(256,158)

Class K	—	(3,789)

Class R	—	(55)

Class R4	—	(46)

Class R5	—	(53)

Class Z	—	(48,197)

Total distributions to shareholders	—	(11,914,661)

Decrease in net assets from capital stock activity	(59,915,757)	(86,588,203)

Total decrease in net assets	(80,127,492)	(27,306,481)

Net assets at beginning of period	819,521,492	846,827,973

Net assets at end of period	$739,394,000	$819,521,492

Undistributed (excess of distributions over) net investment income	$2,039,933	$(630,551)

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2015

Columbia Global Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	1,215,585	13,981,971	3,188,276	36,261,831

Distributions reinvested	—	—	989,153	11,182,874

Redemptions	(5,757,296)	(66,295,477)	(11,019,727)	(125,231,575)

Net decrease	(4,541,711)	(52,313,506)	(6,842,298)	(77,786,870)

Class B shares

Subscriptions	4,212	47,821	31,719	355,488

Distributions reinvested	—	—	21,426	237,858

Redemptions(b)	(479,090)	(5,427,967)	(1,037,725)	(11,684,844)

Net decrease	(474,878)	(5,380,146)	(984,580)	(11,091,498)

Class C shares

Subscriptions	98,956	1,119,306	394,997	4,415,036

Distributions reinvested	—	—	22,958	253,804

Redemptions	(365,715)	(4,132,943)	(526,300)	(5,874,435)

Net decrease	(266,759)	(3,013,637)	(108,345)	(1,205,595)

Class K shares

Distributions reinvested	—	—	334	3,789

Redemptions	(2,265)	(25,773)	(1,173)	(13,423)

Net decrease	(2,265)	(25,773)	(839)	(9,634)

Class R shares

Subscriptions	4	37	—	—

Redemptions	—	—	(216)	(2,499)

Net increase (decrease)	4	37	(216)	(2,499)

Class R4 shares

Redemptions	—	—	(35)	(400)

Net decrease	—	—	(35)	(400)

Class R5 shares

Subscriptions	2,008	23,156	—	—

Redemptions	—	—	(35)	(400)

Net increase (decrease)	2,008	23,156	(35)	(400)

Class W shares

Subscriptions	—	—	212	2,500

Net increase	—	—	212	2,500

Class Z shares

Subscriptions	110,971	1,283,086	395,275	4,473,563

Distributions reinvested	—	—	3,041	34,874

Redemptions	(42,682)	(488,974)	(87,406)	(1,002,244)

Net increase	68,289	794,112	310,910	3,506,193

Total net decrease	(5,215,312)	(59,915,757)	(7,625,226)	(86,588,203)

(a)	Class W shares are for the period from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	43

Columbia Global Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$11.68		$10.89		$9.89		$8.75		$9.02		$8.44	$9.10

Income from investment operations:

Net investment income	0.04		0.13		0.16		0.14		0.18		0.15	0.14

Net realized and unrealized gain (loss)	(0.33)		0.83		1.05		1.16		(0.19)		0.63	(0.40)

Total from investment operations	(0.29)		0.96		1.21		1.30		(0.01)		0.78	(0.26)

Less distributions to shareholders:

Net investment income	—		(0.17)		(0.21)		(0.16)		(0.24)		(0.20)	(0.12)

Net realized gains	—		—		—		—		—		—	(0.28)

Tax return of capital	—		—		—		—		(0.02)		—	—

Total distributions to shareholders	—		(0.17)		(0.21)		(0.16)		(0.26)		(0.20)	(0.40)

Net asset value, end of period	$11.39		$11.68		$10.89		$9.89		$8.75		$9.02	$8.44

Total return	(2.48%)		8.84%		12.35%		14.95%		(0.24%)		9.29%	(2.33%)

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.18%		1.19%		1.20	%(c)	1.13%		1.05%	1.10%

Total net expenses(d)	1.16	%(c)	1.18	%(e)	1.15	%(e)	1.15	%(c)	1.13	%(e)	1.05%	1.10%

Net investment income	0.73	%(c)	1.16%		1.52%		1.80	%(c)	1.93%		1.73%	1.82%

Supplemental data

Net assets, end of period (in thousands)	$683,831		$754,577		$777,874		$794,822		$774,665		$945,595	$1,122,673

Portfolio turnover(f)	50%		104%		150%		129%		142%		114%	136%

Notes to Financial Highlights

(a)	For the period October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively, 108% for the period ended July 31, 2012 and 131%, 113% and 116% for the years ended September 30, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2015

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$11.56		$10.78		$9.79		$8.67		$8.93		$8.36	$9.01

Income from investment operations:

Net investment income	(0.00	)(b)	0.05		0.08		0.08		0.11		0.08	0.08

Net realized and unrealized gain (loss)	(0.34)		0.81		1.04		1.14		(0.18)		0.62	(0.39)

Total from investment operations	(0.34)		0.86		1.12		1.22		(0.07)		0.70	(0.31)

Less distributions to shareholders:

Net investment income	—		(0.08)		(0.13)		(0.10)		(0.18)		(0.13)	(0.06)

Net realized gains	—		—		—		—		—		—	(0.28)

Tax return of capital	—		—		—		—		(0.01)		—	—

Total distributions to shareholders	—		(0.08)		(0.13)		(0.10)		(0.19)		(0.13)	(0.34)

Net asset value, end of period	$11.22		$11.56		$10.78		$9.79		$8.67		$8.93	$8.36

Total return	(2.94%)		8.04%		11.56%		14.19%		(0.94%)		8.38%	(3.00%)

Ratios to average net assets(c)

Total gross expenses	1.91	%(d)	1.93%		1.94%		1.96	%(d)	1.87%		1.81%	1.87%

Total net expenses(e)	1.91	%(d)	1.93	%(f)	1.90	%(f)	1.90	%(d)	1.87	%(f)	1.81%	1.87%

Net investment income (loss)	(0.01	%)(d)	0.40%		0.78%		1.05	%(d)	1.18%		0.98%	1.05%

Supplemental data

Net assets, end of period (in thousands)	$19,435		$25,502		$34,389		$40,387		$47,580		$74,220	$115,318

Portfolio turnover(g)	50%		104%		150%		129%		142%		114%	136%

Notes to Financial Highlights

(a)	For the period October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively, 108% for the period ended July 31, 2012 and 131%, 113% and 116% for the years ended September 30, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	45

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$11.48		$10.71		$9.73		$8.61		$8.88		$8.32	$8.97

Income from investment operations:

Net investment income	(0.00	)(b)	0.05		0.08		0.08		0.11		0.08	0.08

Net realized and unrealized gain (loss)	(0.33)		0.80		1.03		1.15		(0.19)		0.61	(0.39)

Total from investment operations	(0.33)		0.85		1.11		1.23		(0.08)		0.69	(0.31)

Less distributions to shareholders:

Net investment income	—		(0.08)		(0.13)		(0.11)		(0.18)		(0.13)	(0.06)

Net realized gains	—		—		—		—		—		—	(0.28)

Tax return of capital	—		—		—		—		(0.01)		—	—

Total distributions to shareholders	—		(0.08)		(0.13)		(0.11)		(0.19)		(0.13)	(0.34)

Net asset value, end of period	$11.15		$11.48		$10.71		$9.73		$8.61		$8.88	$8.32

Total return	(2.87%)		8.00%		11.55%		14.31%		(1.02%)		8.34%	(2.98%)

Ratios to average net assets(c)

Total gross expenses	1.91	%(d)	1.93%		1.94%		1.95	%(d)	1.88%		1.81%	1.86%

Total net expenses(e)	1.91	%(d)	1.93	%(f)	1.90	%(f)	1.90	%(d)	1.88	%(f)	1.81%	1.86%

Net investment income (loss)	(0.02	%)(d)	0.41%		0.77%		1.05	%(d)	1.17%		0.98%	1.07%

Supplemental data

Net assets, end of period (in thousands)	$30,497		$34,467		$33,299		$31,649		$29,619		$36,614	$46,515

Portfolio turnover(g)	50%		104%		150%		129%		142%		114%	136%

Notes to Financial Highlights

(a)	For the period October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively, 108% for the period ended July 31, 2012 and 131%, 113% and 116% for the years ended September 30, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2015

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,				Year Ended September 30,
Class K	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.71		$10.92	$9.91	$8.77		$9.04	$8.45	$9.10

Income from investment operations:

Net investment income	0.05		0.15	0.17	0.15		0.20	0.16	0.15

Net realized and unrealized gain (loss)	(0.34)		0.82	1.06	1.16		(0.19)	0.64	(0.40)

Total from investment operations	(0.29)		0.97	1.23	1.31		0.01	0.80	(0.25)

Less distributions to shareholders:

Net investment income	—		(0.18)	(0.22)	(0.17)		(0.26)	(0.21)	(0.12)

Net realized gains	—		—	—	—		—	—	(0.28)

Tax return of capital	—		—	—	—		(0.02)	—	—

Total distributions to shareholders	—		(0.18)	(0.22)	(0.17)		(0.28)	(0.21)	(0.40)

Net asset value, end of period	$11.42		$11.71	$10.92	$9.91		$8.77	$9.04	$8.45

Total return	(2.48%)		8.97%	12.55%	14.99%		(0.12%)	9.49%	(2.11%)

Ratios to average net assets(b)

Total gross expenses	1.04	%(c)	1.04%	1.03%	1.06	%(c)	0.98%	0.91%	0.94%

Total net expenses(d)	1.04	%(c)	1.04%	1.02%	1.05	%(c)	0.98%	0.91%	0.87%

Net investment income	0.86	%(c)	1.30%	1.66%	1.91	%(c)	2.07%	1.87%	1.97%

Supplemental data

Net assets, end of period (in thousands)	$208		$239	$232	$232		$384	$416	$1,219

Portfolio turnover(e)	50%		104%	150%	129%		142%	114%	136%

Notes to Financial Highlights

(a)	For the period October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively, 108% for the period ended July 31, 2012 and 131%, 113% and 116% for the years ended September 30, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	47

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,					Year Ended September 30,
Class R	(Unaudited)		2014		2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.66		$10.87		$9.88	$8.74		$9.01	$8.43	$9.09

Income from investment operations:

Net investment income	0.02		0.10		0.13	0.12		0.16	0.12	0.12

Net realized and unrealized gain (loss)	(0.34)		0.83		1.04	1.16		(0.19)	0.63	(0.40)

Total from investment operations	(0.32)		0.93		1.17	1.28		(0.03)	0.75	(0.28)

Less distributions to shareholders:

Net investment income	—		(0.14)		(0.18)	(0.14)		(0.22)	(0.17)	(0.10)

Net realized gains	—		—		—	—		—	—	(0.28)

Tax return of capital	—		—		—	—		(0.02)	—	—

Total distributions to shareholders	—		(0.14)		(0.18)	(0.14)		(0.24)	(0.17)	(0.38)

Net asset value, end of period	$11.34		$11.66		$10.87	$9.88		$8.74	$9.01	$8.43

Total return	(2.74%)		8.63%		11.99%	14.77%		(0.49%)	8.90%	(2.52%)

Ratios to average net assets(b)

Total gross expenses	1.41	%(c)	1.43%		1.44%	1.48	%(c)	1.36%	1.42%	1.42%

Total net expenses(d)	1.41	%(c)	1.43	%(e)	1.40%	1.40	%(c)	1.36%	1.42%	1.33%

Net investment income	0.47	%(c)	0.90%		1.28%	1.55	%(c)	1.68%	1.38%	1.60%

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$5	$4		$4	$4	$4

Portfolio turnover(f)	50%		104%		150%	129%		142%	114%	136%

Notes to Financial Highlights

(a)	For the period October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively, 108% for the period ended July 31, 2012 and 131%, 113% and 116% for the years ended September 30, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2015

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.71		$10.92		$10.06

Income from investment operations:

Net investment income	0.05		0.15		0.15

Net realized and unrealized gain (loss)	(0.34)		0.83		0.86

Total from investment operations	(0.29)		0.98		1.01

Less distributions to shareholders:

Net investment income	—		(0.19)		(0.15)

Total distributions to shareholders	—		(0.19)		(0.15)

Net asset value, end of period	$11.42		$11.71		$10.92

Total return	(2.48%)		9.07%		10.14%

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)	0.98%		0.93	%(c)

Total net expenses(d)	0.91	%(c)	0.98	%(e)	0.92	%(c)

Net investment income	0.94	%(c)	1.34%		1.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2		$3		$3

Portfolio turnover(f)	50%		104%		150%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	49

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.71		$10.92	$10.06

Income from investment operations:

Net investment income	0.04		0.18	0.14

Net realized and unrealized gain (loss)	(0.32)		0.83	0.88

Total from investment operations	(0.28)		1.01	1.02

Less distributions to shareholders:

Net investment income	—		(0.22)	(0.16)

Total distributions to shareholders	—		(0.22)	(0.16)

Net asset value, end of period	$11.43		$11.71	$10.92

Total return	(2.39%)		9.31%	10.22%

Ratios to average net assets(b)

Total gross expenses	0.83	%(c)	0.74%	0.83	%(c)

Total net expenses(d)	0.83	%(c)	0.74%	0.81	%(c)

Net investment income	0.80	%(c)	1.57%	1.82	%(c)

Supplemental data

Net assets, end of period (in thousands)	$25		$3	$3

Portfolio turnover(e)	50%		104%	150%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2015

Columbia Global Opportunities Fund

Financial Highlights (continued)

Class W	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.66		$11.77

Income from investment operations:

Net investment income	0.04		0.00	(b)

Net realized and unrealized loss	(0.34)		(0.11	)(c)

Total from investment operations	(0.30)		(0.11)

Net asset value, end of period	$11.36		$11.66

Total return	(2.57%)		(0.93%)

Ratios to average net assets(d)

Total gross expenses	1.20	%(e)	1.17	%(e)

Total net expenses(f)	1.20	%(e)	1.17	%(e)(g)

Net investment income	0.66	%(e)	0.36	%(e)

Supplemental data

Net assets, end of period (in thousands)	$2		$2

Portfolio turnover(h)	50%		104%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015 and 80% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	51

Columbia Global Opportunities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$11.67		$10.88		$9.88		$8.73		$9.01		$8.98

Income from investment operations:

Net investment income (loss)	0.06		0.16		0.18		0.17		0.21		(0.01)

Net realized and unrealized gain (loss)	(0.34)		0.82		1.05		1.16		(0.19)		0.04

Total from investment operations	(0.28)		0.98		1.23		1.33		0.02		0.03

Less distributions to shareholders:

Net investment income	—		(0.19)		(0.23)		(0.18)		(0.30)		—

Tax return of capital	—		—		—		—		0.00	(c)	—

Total distributions to shareholders	—		(0.19)		(0.23)		(0.18)		(0.30)		—

Net asset value, end of period	$11.39		$11.67		$10.88		$9.88		$8.73		$9.01

Total return	(2.40%)		9.11%		12.65%		15.31%		0.01%		0.33%

Ratios to average net assets(d)

Total gross expenses	0.91	%(e)	0.93%		0.94%		0.94	%(e)	0.89%		1.02	%(e)

Total net expenses(f)	0.91	%(e)	0.93	%(g)	0.90	%(g)	0.88	%(e)	0.89	%(g)	1.02	%(e)

Net investment income (loss)	0.98	%(e)	1.41%		1.75%		2.06	%(e)	2.28%		(13.66	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$5,391		$4,726		$1,023		$787		$335		$3

Portfolio turnover(h)	50%		104%		150%		129%		142%		114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended January 31, 2015, 80% and 118% for the years ended July 31, 2014 and 2013, respectively, 108% for the period ended July 31, 2012 and 131% and 113% for the years ended September 30, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that

Semiannual Report 2015	53

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining

54	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Semiannual Report 2015	55

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to generate total return through long and short currency positions versus the U.S. dollar and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, protect gains and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

56	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

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Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to [manage exposure to fluctuations in interest rates or hedge the fair value of other Fund investments or as part of an investment strategy.] These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference instruments. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference instruments. This risk may be offset if the Fund holds any of the underlying reference instruments. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

58	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	17,110,985	—	17,110,985	12,166,379	—	—	4,944,606
Over-the-Counter Swap Contracts(c)	1,207,261	—	1,207,261	—	1,052,975	—	154,286
Options Purchased Puts	11,598	—	11,598	—	10,025	—	1,573
Total asset derivatives	18,329,844	—	18,329,844	12,166,379	1,063,000	—	5,100,465

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(e)
				Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	18,647,837	—	18,647,837	12,166,379	—	—	6,481,458
Over-the-Counter Swap Contracts(c)	1,721	—	1,721	—	—	—	1,721
Centrally Cleared Swap Contracts(f)	19,746	—	19,746	—	19,746	—	—
Total liability derivatives	18,669,304	—	18,669,304	12,166,379	19,746	—	6,483,179

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

(f)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the

Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2015	59

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015.

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	683,925	*
Credit risk	Premiums paid on outstanding swap contracts	659,836
Equity risk	Net assets — unrealized appreciation on futures contracts	733,055	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	17,110,985
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,997,744	*
Interest rate risk	Investments, at value- Options purchased	11,598
Total		21,197,143
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	3,412	*
Equity risk	Net assets — unrealized depreciation on futures contracts	938,315	*
Equity risk	Net assets — unrealized depreciation on swap contracts	1,721	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	18,647,837
Interest rate risk	Net assets — unrealized depreciation on futures contracts	81,046	*
Total		19,672,331

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(26,483)	(26,483)
Equity risk	—	4,639,342	(3,026,614)	(729,451)	883,277
Foreign exchange risk	(13,702,357)	—	—	—	(13,702,357)
Interest rate risk	—	3,048,563	(104,800)	—	2,943,763
Total	(13,702,357)	7,687,905	(3,131,414)	(755,934)	(9,901,800)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	533,322	533,322
Equity risk	—	(2,596,727)	—	184,924	(2,411,803)
Foreign exchange risk	(354,190)	—	—	—	(354,190)
Interest rate risk	—	2,438,268	2,544,981	—	4,983,249
Total	(354,190)	(158,459)	2,544,981	718,246	2,750,578

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	88,846,185
Futures contracts — Short	96,155,310
Credit default swap contracts — buy protection	9,750,000
Credit default swap contracts — sell protection	22,000,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	54,479

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	10,802,953	(12,273,062)
Total return swap contracts	—	(253,488)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

60	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhancer defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2015	61

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

62	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment management fee to the Investment Manager. For the portion of the assets of the Fund holds in other funds advised by the Investment Manager that do not pay an investment management fee to the Investment Manager, derivatives and individual securities, the fund pays the Investment Manager a monthly fee at an annual rate that declines from 0.66% to 0.49% as such assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.61% of the Fund’s average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund does not pay administration fee on the portion of assets held in underlying funds (including any ETFs) that pay an administration fee to the Investment Manager. For the portion of assets the Fund holds in securities, including other funds administered by the Investment Manager that do not pay an administration fee to the Investment Manager, derivatives and individual securities, the fund pays a monthly fee for administration services to the Fund Administrator at an annual rate that declines from 0.06% to 0.03% as such assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $1,166.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account.

Semiannual Report 2015	63

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.23
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,550,000 and $342,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $214,406 for Class A, $1,961 for Class B and $1,629 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective December 1, 2014	Contractual Expense Cap Prior to December 1, 2014
Class A	1.30%	1.30%
Class B	2.05	2.05
Class C	2.05	2.05
Class K	1.24	1.20
Class R	1.55	1.55
Class R4	1.05	1.05
Class R5	0.99	0.95
Class W	1.30	1.30
Class Z	1.05	1.05

64	Semiannual Report 2015

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $722,253,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$63,554,000
Unrealized depreciation	(33,398,000)
Net unrealized appreciation	$30,156,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	171,936,403
2019	21,208,022
Total	193,144,425

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $527,524 at July 31, 2014 as arising on August 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, but including mortgage dollar rolls, aggregated to $337,127,123 and $375,400,140, respectively, for the six months ended January 31, 2015, of which $100,278,949 and $92,007,677, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 94.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement

Semiannual Report 2015	65

Columbia Global Opportunities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws.

AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

66	Semiannual Report 2015

Columbia Global Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	67

Columbia Global Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR156_07_E01_(03/15)

SEMIANNUAL REPORT

January 31, 2015

COLUMBIA INFLATION PROTECTED SECURITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 11th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2014. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of December 31, 2014 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2014 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President’s Message

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the “About Us” tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

>	Fund and strategy names

>	Established investment teams, philosophies and processes

>	Account services, features, servicing phone numbers and mailing addresses

>	Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children’s education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Inflation Protected Securities Fund (the Fund) Class A shares returned -1.76% excluding sales charges for the six months ended January 31, 2015.

>	The Fund underperformed its benchmark, the Barclays Inflation-Protected Securities (TIPS) Series-L Index, which returned 0.98% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		-1.76	3.16	3.61	3.91
Including sales charges		-4.68	0.09	2.99	3.59
Class B	03/04/04
Excluding sales charges		-2.17	2.27	2.82	3.11
Including sales charges		-7.05	-2.73	2.49	3.11
Class C	03/04/04
Excluding sales charges		-2.18	2.28	2.82	3.11
Including sales charges		-3.15	1.28	2.82	3.11
Class I	03/04/04	-1.54	3.61	4.06	4.30
Class K	03/04/04	-1.73	3.16	3.73	4.03
Class R*	08/03/09	-1.94	2.75	3.31	3.60
Class R5*	11/08/12	-1.56	3.48	3.79	4.00
Class W*	12/01/06	-1.76	3.15	3.58	3.86
Class Z*	09/27/10	-1.59	3.35	3.82	4.01
Barclays Inflation-Protected Securities (TIPS) Series-L Index		0.98	4.83	4.43	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Inflation-Protected Securities (TIPS) Series-L Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	3

Columbia Inflation Protected Securities Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Orhan Imer, Ph.D., CFA

Portfolio Breakdown (%) (at January 31, 2015)
Asset-Backed Securities — Non-Agency	3.1
Commercial Mortgage-Backed Securities — Non-Agency	0.0	(a)
Corporate Bonds & Notes	13.0
Foreign Government Obligations	0.2
Inflation-Indexed Bonds	80.9
Money Market Funds	0.7
Residential Mortgage-Backed Securities — Agency	2.0
Residential Mortgage-Backed Securities — Non-Agency	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at January 31, 2015)
AAA rating	72.4
AA rating	2.8
A rating	1.9
BBB rating	22.0
BB rating	0.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2014 – January 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	982.40	1,020.86	4.17	4.26	0.84
Class B	1,000.00	1,000.00	978.30	1,017.10	7.89	8.04	1.59
Class C	1,000.00	1,000.00	978.20	1,017.10	7.88	8.04	1.59
Class I	1,000.00	1,000.00	984.60	1,023.11	1.94	1.98	0.39
Class K	1,000.00	1,000.00	982.70	1,021.61	3.43	3.50	0.69
Class R	1,000.00	1,000.00	980.60	1,019.60	5.41	5.52	1.09
Class R5	1,000.00	1,000.00	984.40	1,022.86	2.19	2.23	0.44
Class W	1,000.00	1,000.00	982.40	1,020.86	4.17	4.26	0.84
Class Z	1,000.00	1,000.00	984.10	1,022.11	2.93	2.99	0.59

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

Columbia Inflation Protected Securities Fund

Portfolio of Investments

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 13.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	1,250,000	1,355,727

Time Warner Cable, Inc.
05/01/37	6.550%	1,000,000	1,313,929

Total			2,669,656

Chemicals 0.6%
CF Industries, Inc.
03/15/34	5.150%	1,250,000	1,414,564

Electric 0.7%
FirstEnergy Corp. Senior Unsecured
11/15/31	7.375%	1,000,000	1,310,021

TransAlta Corp. Senior Unsecured
03/15/40	6.500%	500,000	538,617

Total			1,848,638

Finance Companies 0.3%
International Lease Finance Corp. Senior Unsecured
04/15/21	4.625%	750,000	772,500

Independent Energy 0.2%
Hess Corp. Senior Unsecured
08/15/31	7.300%	500,000	627,957

Integrated Energy 0.4%
Murphy Oil Corp. Senior Unsecured
06/01/22	4.000%	250,000	235,182
12/01/22	3.700%	750,000	681,568

Total			916,750

Life Insurance 0.5%
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	404,673
06/15/34	6.500%	1,000,000	835,817

Total			1,240,490

Metals 3.0%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	389,000	424,635
01/15/28	6.750%	500,000	583,717
02/01/37	5.950%	500,000	538,136

Anglo American Capital PLC(a)
09/27/22	4.125%	1,350,000	1,341,672

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ArcelorMittal Senior Unsecured
06/01/18	6.125%	750,000	796,875

Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	447,990

Glencore Funding LLC(a)
04/29/24	4.625%	1,000,000	984,410

Kinross Gold Corp.
03/15/24	5.950%	500,000	497,204

Vale Overseas Ltd.
01/11/22	4.375%	1,000,000	950,780

Vale SA Senior Unsecured
09/11/42	5.625%	1,000,000	881,050

Total			7,446,469

Midstream 0.9%
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	160,000	164,635
11/01/42	4.700%	750,000	733,386

Kinder Morgan Energy Partners LP
09/01/44	5.400%	750,000	798,623

Kinder Morgan, Inc.
12/01/19	3.050%	190,000	191,744

Williams Partners LP Senior Unsecured
01/15/25	3.900%	500,000	483,763

Total			2,372,151

Oil Field Services 0.5%
Noble Holding International Ltd.
03/15/42	5.250%	1,500,000	1,168,637

Property & Casualty 0.7%
Alleghany Corp. Senior Unsecured
09/15/44	4.900%	650,000	722,462

Liberty Mutual Group, Inc.(a)
08/01/44	4.850%	1,000,000	1,092,214

Total			1,814,676

Refining 0.4%
Marathon Petroleum Corp. Senior Unsecured
09/15/44	4.750%	1,000,000	981,911

Technology 0.9%
Pitney Bowes, Inc. Senior Unsecured
03/15/24	4.625%	1,250,000	1,326,072

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xerox Corp. Senior Unsecured
12/15/39	6.750%	750,000	973,280

Total			2,299,352

Wirelines 3.1%
BellSouth Corp. Senior Unsecured
10/15/31	6.875%	500,000	649,721
11/15/34	6.000%	508,000	619,496

CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	802,500

Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	658,032

Telecom Italia Capital SA
10/01/15	5.250%	500,000	507,500
06/04/18	6.999%	500,000	560,000
06/18/19	7.175%	500,000	572,500
06/04/38	7.721%	1,000,000	1,150,000

Telefonica Emisiones SAU
04/27/15	3.729%	500,000	503,450

Verizon New England, Inc.
11/15/29	7.875%	500,000	670,967

Verizon New York, Inc.
04/01/32	7.375%	800,000	1,038,294

Total			7,732,460

Total Corporate Bonds & Notes
(Cost: $31,690,338)			33,306,211

Residential Mortgage-Backed Securities — Agency 2.1%
Federal National Mortgage Association(b)(c)
02/12/45	3.000%	4,000,000	4,135,969

Government National Mortgage Association(b)(c)
02/19/45	3.500%	1,000,000	1,056,015

Total Residential Mortgage-Backed Securities — Agency
(Cost: $5,124,063)			5,191,984

Residential Mortgage-Backed Securities — Non-Agency 0.1%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7(b)
04/25/33	5.500%	304,510	307,197

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $306,386)			307,197

Commercial Mortgage-Backed Securities — Non-Agency —%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2(b)
03/10/39	5.381%		62,318	62,504

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $64,424)				62,504

Asset-Backed Securities — Non-Agency 3.1%
Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(d)
04/20/23	1.107%		938,392	929,235

Carlyle Global Market Strategies CLO Series 2014-3A Class A2(a)(d)
07/27/26	2.356%		1,000,000	988,039

Carlyle Global Market Strategies Series 2012-2AR Class B1R(a)(d)
07/20/23	2.357%		2,000,000	1,980,686

Dryden Senior Loan Fund Series 2014-33A Class B(a)(d)
07/15/26	2.247%		750,000	737,770

OHA Credit Partners VIII Ltd. Series 2013-8A Class B(a)(d)
04/20/25	1.907%		1,000,000	967,481

OZLM VII Ltd. Series 2014-7A Class A2A(a)(d)
07/17/26	2.307%		1,000,000	978,583

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2(a)(d)
11/14/26	2.634%		1,000,000	1,003,111

Symphony CLO V Ltd. Series 2007-5A Class A1(a)(d)
01/15/24	1.003%		250,000	247,824

Total Asset-Backed Securities — Non-Agency
(Cost: $7,900,072)				7,832,729

Inflation-Indexed Bonds(e) 82.3%
Brazil 3.9%
Brazil Notas do Tesouro Nacional
Senior Unsecured
08/15/40	6.000%	BRL	2,332,640	897,544
Series B
08/15/16	6.000%	BRL	7,589,935	2,917,677
08/15/18	6.000%	BRL	15,402,509	5,934,558

Total				9,749,779

Italy 4.6%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	8,140,725	11,602,425

Mexico 0.5%
Mexican Udibonos
11/15/40	4.000%	MXN	16,150,340	1,263,453

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Turkey 2.7%
Turkey Government Bond
02/11/15	4.500%	TRY	10,577,581	4,301,032
02/20/19	3.500%	TRY	5,391,073	2,356,831

Total				6,657,863

United States 70.6%
U.S. Treasury Inflation-Indexed Bond
01/15/21	1.125%		6,208,390	6,682,750
01/15/22	0.125%		2,608,875	2,645,767
07/15/23	0.375%		2,537,325	2,628,907
01/15/25	2.375%		10,650,755	13,107,086
01/15/26	2.000%		5,355,090	6,438,660
01/15/27	2.375%		14,054,520	17,630,735
01/15/28	1.750%		19,166,310	22,770,477
04/15/28	3.625%		7,301,600	10,473,802
01/15/29	2.500%		19,801,980	25,731,742
04/15/29	3.875%		16,522,625	24,696,169
02/15/42	0.750%		12,020,720	12,651,808

U.S. Treasury Inflation-Indexed Bond(f)
02/15/40	2.125%		21,855,600	31,824,745

Total				177,282,648

Total Inflation-Indexed Bonds
(Cost: $197,343,464)				206,556,168

Foreign Government Obligations(g) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.2%
Petrobras Global Finance BV
05/20/43	5.625%	250,000	195,000

Petrobras Global Finance BV(d)
03/17/17	2.603%	200,000	182,500

Total			377,500

Total Foreign Government Obligations
(Cost: $430,933)			377,500

Money Market Funds 0.7%
		Shares	Value
Columbia Short-Term Cash Fund, 0.118%(h)(i)		1,847,514	1,847,514

Total Money Market Funds
(Cost: $1,847,514)			1,847,514

Total Investments
(Cost: $244,707,194)			255,481,807

Other Assets & Liabilities, Net			(4,557,952)

Net Assets			250,923,855

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays Bank PLC	02/23/2015	5,436,000 EUR	6,391,662 USD	247,970	—

Barclays Bank PLC	02/23/2015	2,800,000 EUR	3,155,225 USD	—	(9,296)

Deutsche Bank	02/23/2015	391,000 TRY	169,622 USD	10,451	—

Deutsche Bank	02/23/2015	5,029,611 USD	11,950,000 TRY	—	(164,911)

Standard Chartered Bank	02/23/2015	1,297,492 USD	19,500,000 MXN	1,761	—

Standard Chartered Bank	02/23/2015	5,060,389 USD	73,950,000 MXN	—	(133,221)

State Street Bank & Trust Company	02/23/2015	9,000,000 BRL	3,340,509 USD	3,733	—

State Street Bank & Trust Company	02/23/2015	674,374 USD	1,750,000 BRL	—	(25,556)

State Street Bank & Trust Company	02/23/2015	823,899 USD	2,000,000 TRY	—	(9,723)

Total				263,915	(342,707)

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $1,606,040 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30YR BOND	23	EUR	4,376,715	03/2015	156,167	—
US 10YR NOTE	460	USD	60,202,500	03/2015	464,644	—

Total			64,579,215		620,811	—

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(260)	EUR	(38,455,471)	03/2015	—	(402,645)
EURO-BUND	(80)	EUR	(14,408,852)	03/2015	—	(307,108)
US LONG BOND	(270)	USD	(40,845,938)	03/2015	—	(2,069,313)
US ULTRA T-BOND	(185)	USD	(33,103,437)	03/2015	—	(1,068,957)

Total			(126,813,698)		—	(3,848,023)

Credit Default Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $175,168 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	0.705%	15,000,000	(19,516)	11,111	—	(8,405)

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $306,189 were pledged as collateral to cover open interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	1.785	10/21/2018	USD	4,000,000	—	(75,364)

Barclays	U.S. CPI Urban Consumers NSA	Receive	1.658	12/3/2018	USD	10,000,000	—	(118,190)

JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.870	10/8/2018	USD	5,000,000	—	(117,762)

JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.810	1/9/2025	USD	10,000,000	31,679	—

Goldman Sachs	U.S. CPI Urban Consumers NSA	Receive	1.895	9/24/2018	USD	1,000,000	—	(25,508)

Goldman Sach International	U.S. CPI Urban Consumers NSA	Receive	1.600	12/8/2018	USD	10,000,000	—	(90,975)

Total							31,679	(427,799)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $11,251,025 or 4.48% of net assets.

(b)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Variable rate security.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)	Principal and interest may not be guaranteed by the government.

(h)	The rate shown is the seven-day current annualized yield at January 31, 2015.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,287,894	32,935,786	(33,376,166)	1,847,514	452	1,847,514
Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	33,306,211	—	33,306,211

Residential Mortgage-Backed Securities — Agency	—	5,191,984	—	5,191,984

Residential Mortgage-Backed Securities — Non-Agency	—	307,197	—	307,197

Commercial Mortgage-Backed Securities — Non-Agency	—	62,504	—	62,504

Asset-Backed Securities — Non-Agency	—	7,832,729	—	7,832,729

Inflation-Indexed Bonds	—	206,556,168	—	206,556,168

Foreign Government Obligations	—	377,500	—	377,500

Total Bonds	—	253,634,293	—	253,634,293

Mutual Funds

Money Market Funds	1,847,514	—	—	1,847,514

Total Mutual Funds	1,847,514	—	—	1,847,514

Investments in Securities	1,847,514	253,634,293	—	255,481,807

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	263,915	—	263,915

Futures Contracts	620,811	—	—	620,811

Swap Contracts	—	31,679	—	31,679

Liabilities

Forward Foreign Currency Exchange Contracts	—	(342,707)	—	(342,707)

Futures Contracts	(3,848,023)	—	—	(3,848,023)

Swap Contracts	—	(436,204)	—	(436,204)

Total	(1,379,698)	253,150,976	—	251,771,278

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

Columbia Inflation Protected Securities Fund

Portfolio of Investments (continued)

January 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,000,000	—	—	1,000,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $242,859,680)	$253,634,293

Affiliated issuers (identified cost $1,847,514)	1,847,514

Total investments (identified cost $244,707,194)	255,481,807

Foreign currency (identified cost $1)	1

Margin deposits	1,781,209

Unrealized appreciation on forward foreign currency exchange contracts	263,915

Unrealized appreciation on swap contracts	31,679

Receivable for:

Investments sold	190,161

Investments sold on a delayed delivery basis	2,866,894

Capital shares sold	83,611

Dividends	58

Interest	1,311,612

Reclaims	17,932

Variation margin	447,779

Expense reimbursement due from Investment Manager	2,570

Prepaid expenses	1,905

Other assets	24,112

Total assets	262,505,245

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	342,707

Unrealized depreciation on swap contracts	427,799

Payable for:

Investments purchased	1,606,773

Investments purchased on a delayed delivery basis	7,978,137

Capital shares purchased	331,843

Variation margin	770,364

Investment management fees	3,019

Distribution and/or service fees	1,332

Transfer agent fees	39,123

Administration fees	480

Compensation of board members	42,196

Other expenses	37,617

Total liabilities	11,581,390

Net assets applicable to outstanding capital stock	$250,923,855

Represented by

Paid-in capital	$260,474,245

Undistributed net investment income	30,394

Accumulated net realized loss	(16,537,112)

Unrealized appreciation (depreciation) on:

Investments	10,774,613

Foreign currency translations	(107,756)

Forward foreign currency exchange contracts	(78,792)

Futures contracts	(3,227,212)

Swap contracts	(404,525)

Total — representing net assets applicable to outstanding capital stock	$250,923,855

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

Columbia Inflation Protected Securities Fund

Statement of Assets and Liabilities (continued)

January 31, 2015 (Unaudited)

Class A

Net assets	$84,532,825

Shares outstanding	9,143,625

Net asset value per share	$9.25

Maximum offering price per share(a)	$9.54

Class B

Net assets	$947,248

Shares outstanding	103,057

Net asset value per share	$9.19

Class C

Net assets	$12,451,015

Shares outstanding	1,357,610

Net asset value per share	$9.17

Class I

Net assets	$89,360,125

Shares outstanding	9,643,230

Net asset value per share	$9.27

Class K

Net assets	$39,157

Shares outstanding	4,235

Net asset value per share(b)	$9.24

Class R

Net assets	$5,916,322

Shares outstanding	642,165

Net asset value per share	$9.21

Class R5

Net assets	$96,214

Shares outstanding	10,439

Net asset value per share	$9.22

Class W

Net assets	$44,955,813

Shares outstanding	4,854,718

Net asset value per share	$9.26

Class Z

Net assets	$12,625,136

Shares outstanding	1,365,180

Net asset value per share	$9.25

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$452
Interest	1,379,593

Total income	1,380,045

Expenses:
Investment management fees	560,087
Distribution and/or service fees
Class A	111,120
Class B	6,261
Class C	62,820
Class R	14,475
Class W	58,184
Transfer agent fees
Class A	155,037
Class B	2,173
Class C	21,944
Class K	10
Class R	10,114
Class R5	22
Class W	81,366
Class Z	23,034
Administration fees	89,105
Plan administration fees
Class K	49
Compensation of board members	6,658
Custodian fees	13,447
Printing and postage fees	32,347
Registration fees	55,335
Professional fees	19,045
Other	6,502

Total expenses	1,329,135
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(415,812)

Total net expenses	913,323

Net investment income	466,722

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,634,131
Foreign currency translations	750,617
Forward foreign currency exchange contracts	1,589,917
Futures contracts	(10,793,292)
Options purchased	(35,071)
Swap contracts	268,363

Net realized loss	(6,585,335)
Net change in unrealized appreciation (depreciation) on:
Investments	3,384,199
Foreign currency translations	(88,046)
Forward foreign currency exchange contracts	(115,255)
Futures contracts	(1,281,787)
Options purchased	14,290
Swap contracts	(424,661)

Net change in unrealized appreciation	1,488,740

Net realized and unrealized loss	(5,096,595)

Net decrease in net assets from operations	$(4,629,873)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

Columbia Inflation Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations

Net investment income	$466,722	$6,052,165

Net realized loss	(6,585,335)	(7,094,660)

Net change in unrealized appreciation	1,488,740	13,158,180

Net increase (decrease) in net assets resulting from operations	(4,629,873)	12,115,685

Distributions to shareholders

Net investment income

Class A	(423,108)	(1,042,877)

Class B	(3,718)	(3,808)

Class C	(34,492)	(45,005)

Class I	(497,023)	(1,311,986)

Class K	(200)	(522)

Class R	(23,776)	(51,175)

Class R5	(437)	(696)

Class W	(214,907)	(829,404)

Class Z	(74,885)	(45,163)

Net realized gains

Class A	—	(5,869,885)

Class B	—	(123,535)

Class C	—	(655,949)

Class I	—	(4,145,973)

Class K	—	(1,807)

Class R	—	(265,755)

Class R5	—	(106)

Class W	—	(2,266,979)

Class Z	—	(43,433)

Tax return of capital

Class A	—	(542,226)

Class B	—	(10,998)

Class C	—	(62,682)

Class I	—	(422,031)

Class K	—	(203)

Class R	—	(27,212)

Class R5	—	(89)

Class W	—	(282,173)

Class Z	—	(8,697)

Total distributions to shareholders	(1,272,546)	(18,060,369)

Increase (decrease) in net assets from capital stock activity	(32,984,344)	12,113,076

Total increase (decrease) in net assets	(38,886,763)	6,168,392

Net assets at beginning of period	289,810,618	283,642,226

Net assets at end of period	$250,923,855	$289,810,618

Undistributed net investment income	$30,394	$836,218

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	796,412	7,372,817	1,096,560	10,261,431

Distributions reinvested	43,898	403,858	787,172	7,177,370

Redemptions	(1,562,743)	(14,385,702)	(7,394,645)	(69,970,169)

Net decrease	(722,433)	(6,609,027)	(5,510,913)	(52,531,368)

Class B shares

Subscriptions	1,064	10,001	17,995	168,319

Distributions reinvested	400	3,669	15,105	136,995

Redemptions(a)	(58,957)	(539,304)	(226,506)	(2,133,892)

Net decrease	(57,493)	(525,634)	(193,406)	(1,828,578)

Class C shares

Subscriptions	160,193	1,474,542	415,353	3,853,125

Distributions reinvested	2,347	21,471	60,109	544,324

Redemptions	(151,023)	(1,384,034)	(711,250)	(6,668,885)

Net increase (decrease)	11,517	111,979	(235,788)	(2,271,436)

Class I shares

Subscriptions	578,013	5,326,861	6,485,988	61,487,390

Distributions reinvested	54,018	496,963	642,418	5,879,266

Redemptions	(301,788)	(2,791,668)	(4,993,259)	(47,364,162)

Net increase	330,243	3,032,156	2,135,147	20,002,494

Class K shares

Subscriptions	128	1,175	1,373	12,736

Distributions reinvested	16	149	250	2,285

Redemptions	(159)	(1,451)	(2,291)	(21,851)

Net decrease	(15)	(127)	(668)	(6,830)

Class R shares

Subscriptions	119,657	1,098,436	274,893	2,540,277

Distributions reinvested	520	4,770	8,786	79,936

Redemptions	(90,544)	(826,078)	(168,252)	(1,574,830)

Net increase	29,633	277,128	115,427	1,045,383

Class R5 shares

Subscriptions	2,223	20,403	10,621	100,153

Distributions reinvested	41	379	69	640

Redemptions	(1,748)	(16,605)	(985)	(9,275)

Net increase	516	4,177	9,705	91,518

Class W shares

Subscriptions	293,808	2,716,776	6,518,746	60,407,763

Distributions reinvested	23,329	214,860	368,556	3,378,156

Redemptions	(3,553,676)	(33,537,759)	(2,776,514)	(26,083,974)

Net increase (decrease)	(3,236,539)	(30,606,123)	4,110,788	37,701,945

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

Columbia Inflation Protected Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	591,465	5,512,325	1,211,704	11,429,215

Distributions reinvested	8,012	73,626	9,893	91,319

Redemptions	(464,628)	(4,254,824)	(169,542)	(1,610,586)

Net increase	134,849	1,331,127	1,052,055	9,909,948

Total net increase (decrease)	(3,509,722)	(32,984,344)	1,482,347	12,113,076

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2015		Year Ended July 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.46		$9.73		$11.38		$11.03		$10.36	$9.75

Income from investment operations:

Net investment income	0.01		0.19		0.08		0.16		0.34	0.25

Net realized and unrealized gain (loss)	(0.18)		0.21		(0.66)		0.84		0.68	0.54

Total from investment operations	(0.17)		0.40		(0.58)		1.00		1.02	0.79

Less distributions to shareholders:

Net investment income	(0.04)		(0.11)		(0.11)		(0.22)		(0.35)	(0.18)

Net realized gains	—		(0.52)		(0.96)		(0.43)		—	—

Tax return of capital	—		(0.04)		—		—		—	—

Total distributions to shareholders	(0.04)		(0.67)		(1.07)		(0.65)		(0.35)	(0.18)

Net asset value, end of period	$9.25		$9.46		$9.73		$11.38		$11.03	$10.36

Total return	(1.76%)		4.46%		(5.69%)		9.44%		10.02%	8.13%

Ratios to average net assets(a)

Total gross expenses	1.21	%(b)	1.15%		1.06%		1.06%		1.10%	0.99%

Total net expenses(c)	0.84	%(b)	0.85%		0.85	%(d)	0.85	%(d)	0.85%	0.85%

Net investment income	0.28	%(b)	1.97%		0.72%		1.45%		3.21%	2.53%

Supplemental data

Net assets, end of period (in thousands)	$84,533		$93,302		$149,612		$340,942		$273,195	$297,827

Portfolio turnover	60	%(e)	91	%(e)	114%		93%		99%	177%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.42		$9.70		$11.38		$11.03		$10.35	$9.74

Income from investment operations:

Net investment income (loss)	(0.01)		0.11		(0.00	)(a)	0.08		0.25	0.19

Net realized and unrealized gain (loss)	(0.19)		0.21		(0.66)		0.84		0.69	0.53

Total from investment operations	(0.20)		0.32		(0.66)		0.92		0.94	0.72

Less distributions to shareholders:

Net investment income	(0.03)		(0.04)		(0.06)		(0.14)		(0.26)	(0.11)

Net realized gains	—		(0.52)		(0.96)		(0.43)		—	—

Tax return of capital	—		(0.04)		—		—		—	—

Total distributions to shareholders	(0.03)		(0.60)		(1.02)		(0.57)		(0.26)	(0.11)

Net asset value, end of period	$9.19		$9.42		$9.70		$11.38		$11.03	$10.35

Total return	(2.17%)		3.63%		(6.43%)		8.61%		9.22%	7.40%

Ratios to average net assets(b)

Total gross expenses	1.96	%(c)	1.90%		1.81%		1.81%		1.85%	1.74%

Total net expenses(d)	1.59	%(c)	1.60%		1.60	%(e)	1.59	%(e)	1.60%	1.61%

Net investment income (loss)	(0.31	%)(c)	1.12%		(0.01%)		0.70%		2.37%	1.84%

Supplemental data

Net assets, end of period (in thousands)	$947		$1,512		$3,433		$6,987		$8,846	$14,961

Portfolio turnover	60	%(f)	91	%(f)	114%		93%		99%	177%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.40		$9.68		$11.36		$11.02		$10.35	$9.74

Income from investment operations:

Net investment income (loss)	(0.02)		0.12		(0.00	)(a)	0.08		0.27	0.17

Net realized and unrealized gain (loss)	(0.18)		0.20		(0.65)		0.83		0.67	0.55

Total from investment operations	(0.20)		0.32		(0.65)		0.91		0.94	0.72

Less distributions to shareholders:

Net investment income	(0.03)		(0.04)		(0.07)		(0.14)		(0.27)	(0.11)

Net realized gains	—		(0.52)		(0.96)		(0.43)		—	—

Tax return of capital	—		(0.04)		—		—		—	—

Total distributions to shareholders	(0.03)		(0.60)		(1.03)		(0.57)		(0.27)	(0.11)

Net asset value, end of period	$9.17		$9.40		$9.68		$11.36		$11.02	$10.35

Total return	(2.18%)		3.64%		(6.40%)		8.57%		9.21%	7.41%

Ratios to average net assets(b)

Total gross expenses	1.97	%(c)	1.90%		1.81%		1.81%		1.85%	1.74%

Total net expenses(d)	1.59	%(c)	1.60%		1.60	%(e)	1.60	%(e)	1.60%	1.60%

Net investment income (loss)	(0.52	%)(c)	1.27%		(0.02%)		0.71%		2.60%	1.72%

Supplemental data

Net assets, end of period (in thousands)	$12,451		$12,651		$15,310		$22,778		$17,963	$17,161

Portfolio turnover	60	%(f)	91	%(f)	114%		93%		99%	177%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class I	(Unaudited)		2014		2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.47		$9.74		$11.38	$11.03	$10.36	$9.75

Income from investment operations:

Net investment income	0.03		0.24		0.13	0.18	0.40	0.30

Net realized and unrealized gain (loss)	(0.18)		0.20		(0.66)	0.87	0.66	0.53

Total from investment operations	(0.15)		0.44		(0.53)	1.05	1.06	0.83

Less distributions to shareholders:

Net investment income	(0.05)		(0.15)		(0.15)	(0.27)	(0.39)	(0.22)

Net realized gains	—		(0.52)		(0.96)	(0.43)	—	—

Tax return of capital	—		(0.04)		—	—	—	—

Total distributions to shareholders	(0.05)		(0.71)		(1.11)	(0.70)	(0.39)	(0.22)

Net asset value, end of period	$9.27		$9.47		$9.74	$11.38	$11.03	$10.36

Total return	(1.54%)		4.91%		(5.26%)	9.91%	10.47%	8.47%

Ratios to average net assets(a)

Total gross expenses	0.62	%(b)	0.61%		0.59%	0.56%	0.57%	0.55%

Total net expenses(c)	0.39	%(b)	0.41%		0.42%	0.41%	0.45%	0.49%

Net investment income	0.68	%(b)	2.52%		1.19%	1.64%	3.83%	2.94%

Supplemental data

Net assets, end of period (in thousands)	$89,360		$88,179		$69,902	$87,654	$202,937	$184,100

Portfolio turnover	60	%(d)	91	%(d)	114%	93%	99%	177%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class K	(Unaudited)		2014		2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.45		$9.72		$11.38	$11.03	$10.35	$9.74

Income from investment operations:

Net investment income	0.02		0.22		0.09	0.17	0.36	0.26

Net realized and unrealized gain (loss)	(0.18)		0.19		(0.66)	0.85	0.68	0.54

Total from investment operations	(0.16)		0.41		(0.57)	1.02	1.04	0.80

Less distributions to shareholders:

Net investment income	(0.05)		(0.12)		(0.13)	(0.24)	(0.36)	(0.19)

Net realized gains	—		(0.52)		(0.96)	(0.43)	—	—

Tax return of capital	—		(0.04)		—	—	—	—

Total distributions to shareholders	(0.05)		(0.68)		(1.09)	(0.67)	(0.36)	(0.19)

Net asset value, end of period	$9.24		$9.45		$9.72	$11.38	$11.03	$10.35

Total return	(1.73%)		4.60%		(5.65%)	9.58%	10.24%	8.19%

Ratios to average net assets(a)

Total gross expenses	0.92	%(b)	0.91%		0.89%	0.86%	0.88%	0.86%

Total net expenses(c)	0.69	%(b)	0.71%		0.72%	0.69%	0.75%	0.79%

Net investment income	0.39	%(b)	2.32%		0.88%	1.53%	3.42%	2.57%

Supplemental data

Net assets, end of period (in thousands)	$39		$40		$48	$77	$76	$79

Portfolio turnover	60	%(d)	91	%(d)	114%	93%	99%	177%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R	(Unaudited)		2014		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.43		$9.70		$11.36		$11.02		$10.35	$9.68

Income from investment operations:

Net investment income	(0.00	)(b)	0.18		0.06		0.18		0.36	0.18

Net realized and unrealized gain (loss)	(0.18)		0.20		(0.66)		0.79		0.63	0.62

Total from investment operations	(0.18)		0.38		(0.60)		0.97		0.99	0.80

Less distributions to shareholders:

Net investment income	(0.04)		(0.09)		(0.10)		(0.20)		(0.32)	(0.13)

Net realized gains	—		(0.52)		(0.96)		(0.43)		—	—

Tax return of capital	—		(0.04)		—		—		—	—

Total distributions to shareholders	(0.04)		(0.65)		(1.06)		(0.63)		(0.32)	(0.13)

Net asset value, end of period	$9.21		$9.43		$9.70		$11.36		$11.02	$10.35

Total return	(1.94%)		4.20%		(5.96%)		9.14%		9.73%	8.34%

Ratios to average net assets(c)

Total gross expenses	1.47	%(d)	1.40%		1.31%		1.31%		1.36%	1.36	%(d)

Total net expenses(e)	1.09	%(d)	1.10%		1.10	%(f)	1.10	%(f)	1.12%	1.29	%(d)

Net investment income (loss)	(0.03	%)(d)	1.93%		0.54%		1.57%		3.39%	1.84	%(d)

Supplemental data

Net assets, end of period (in thousands)	$5,916		$5,776		$4,824		$5,443		$1,955	$1,474

Portfolio turnover	60	%(g)	91	%(g)	114%		93%		99%	177%

Notes to Financial Highlights

(a)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.42		$9.69		$11.49

Income from investment operations:

Net investment income	0.03		0.34		0.09

Net realized and unrealized gain (loss)	(0.18)		0.10		(0.86)

Total from investment operations	(0.15)		0.44		(0.77)

Less distributions to shareholders:

Net investment income	(0.05)		(0.15)		(0.07)

Net realized gains	—		(0.52)		(0.96)

Tax return of capital	—		(0.04)		—

Total distributions to shareholders	(0.05)		(0.71)		(1.03)

Net asset value, end of period	$9.22		$9.42		$9.69

Total return	(1.56%)		4.88%		(7.27%)

Ratios to average net assets(b)

Total gross expenses	0.67	%(c)	0.68%		0.64	%(c)

Total net expenses(d)	0.44	%(c)	0.45%		0.47	%(c)

Net investment income	0.61	%(c)	3.79%		1.16	%(c)

Supplemental data

Net assets, end of period (in thousands)	$96		$93		$2

Portfolio turnover	60	%(e)	91	%(e)	114%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class W	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$9.47		$9.74		$11.40		$11.05		$10.35	$9.75

Income from investment operations:

Net investment income	0.01		0.24		0.08		0.16		0.30	0.26

Net realized and unrealized gain (loss)	(0.18)		0.16		(0.66)		0.84		0.73	0.51

Total from investment operations	(0.17)		0.40		(0.58)		1.00		1.03	0.77

Less distributions to shareholders:

Net investment income	(0.04)		(0.11)		(0.12)		(0.22)		(0.33)	(0.17)

Net realized gains	—		(0.52)		(0.96)		(0.43)		—	—

Tax return of capital	—		(0.04)		—		—		—	—

Total distributions to shareholders	(0.04)		(0.67)		(1.08)		(0.65)		(0.33)	(0.17)

Net asset value, end of period	$9.26		$9.47		$9.74		$11.40		$11.05	$10.35

Total return	(1.76%)		4.44%		(5.74%)		9.43%		10.14%	7.93%

Ratios to average net assets(a)

Total gross expenses	1.21	%(b)	1.16%		1.06%		1.09%		1.07%	1.01%

Total net expenses(c)	0.84	%(b)	0.85%		0.85	%(d)	0.85	%(d)	0.86%	0.94%

Net investment income	0.25	%(b)	2.59%		0.75%		1.42%		2.87%	2.55%

Supplemental data

Net assets, end of period (in thousands)	$44,956		$76,624		$38,778		$39,315		$42,040	$100,345

Portfolio turnover	60	%(e)	91	%(e)	114%		93%		99%	177%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2015		Year Ended July 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.45		$9.73		$11.38		$11.03		$10.59

Income from investment operations:

Net investment income	0.02		0.28		0.11		0.19		0.60

Net realized and unrealized gain (loss)	(0.17)		0.13		(0.66)		0.84		0.17

Total from investment operations	(0.15)		0.41		(0.55)		1.03		0.77

Less distributions to shareholders:

Net investment income	(0.05)		(0.13)		(0.14)		(0.25)		(0.33)

Net realized gains	—		(0.52)		(0.96)		(0.43)		—

Tax return of capital	—		(0.04)		—		—		—

Total distributions to shareholders	(0.05)		(0.69)		(1.10)		(0.68)		(0.33)

Net asset value, end of period	$9.25		$9.45		$9.73		$11.38		$11.03

Total return	(1.59%)		4.61%		(5.49%)		9.73%		7.45%

Ratios to average net assets(b)

Total gross expenses	0.97	%(c)	0.91%		0.81%		0.83%		0.85	%(c)

Total net expenses(d)	0.59	%(c)	0.60%		0.60	%(e)	0.59	%(e)	0.60	%(c)

Net investment income	0.44	%(c)	3.03%		1.04%		1.73%		6.88	%(c)

Supplemental data

Net assets, end of period (in thousands)	$12,625		$11,631		$1,734		$2,405		$1,434

Portfolio turnover	60	%(f)	91	%(f)	114%		93%		99%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 50% for the six months ended January 31, 2015 and 70% for the year ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

Columbia Inflation Protected Securities Fund

Notes to Financial Statements

January 31, 2015 (Unaudited)

Note 1. Organization

Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate

28	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and

Semiannual Report 2015	29

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve

30	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Semiannual Report 2015	31

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of

32	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2015:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	263,915	—	263,915	25,241	—	—	238,674
Over-the-Counter Swap Contracts(c)	31,679	—	31,679	31,679	—	—	—
Total asset derivatives	295,594	—	295,594	56,920	—	—	238,674

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(e)
				Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	342,707	—	342,707	25,241	—	—	317,466
Over-the-Counter Swap Contracts(c)	427,799	—	427,799	31,679	—	306,189	89,931
Centrally Cleared Swap Contracts(f)	10,459	—	10,459	—	10,459	—	—
Total liability derivatives	780,965	—	780,965	56,920	10,459	306,189	407,397

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b)	Represents the net amount due from counterparties in the event of default.
(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(e)	Represents the net amount due to counterparties in the event of default.
(f)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Semiannual Report 2015	33

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	263,915
Interest rate risk	Net assets — unrealized appreciation on futures contracts	620,811	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	31,679	*
Total		916,405

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	8,405	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	342,707
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,848,023	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	427,799	*
Total		4,626,934

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(9,605)	(9,605)
Foreign exchange risk	1,589,917	—	—	—	1,589,917
Interest rate risk	—	(10,793,292)	(35,071)	277,968	(10,550,395)
Total	1,589,917	(10,793,292)	(35,071)	268,363	(8,970,083)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(8,405)	(8,405)
Foreign exchange risk	(115,255)	—	—	—	(115,255)
Interest rate risk	—	(1,281,787)	14,290	(416,256)	(1,683,753)
Total	(115,255)	(1,281,787)	14,290	(424,661)	(1,807,413)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	37,908,692
Futures contracts — Short	172,633,614
Credit default swap contracts — sell protection	7,500,000

34	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	248,097	(247,345)
Interest rate swap contracts	15,840	(213,900)
Total return swap contracts	1,293	(13,227)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2015.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2015	35

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.44% to 0.25% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2015 was 0.44% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2015, other expenses paid by the Fund to this company were $765.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for

36	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2015, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.35%
Class B	0.35
Class C	0.35
Class K	0.05
Class R	0.35
Class R5	0.05
Class W	0.35
Class Z	0.35

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $485,000 and $154,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $27,503 for Class A, $444 for Class B and $802 for Class C shares for the six months ended January 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through November 30, 2015
Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.40
Class K	0.70
Class R	1.10
Class R5	0.45
Class W	0.85
Class Z	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes),

Semiannual Report 2015	37

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

In addition, the Fund’s expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.36% for Class I, 0.66% for Class K, 1.06% for Class R, 0.41% for Class R5, 0.81% for Class W and 0.56% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2015, the cost of investments for federal income tax purposes was approximately $244,707,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,524,000
Unrealized depreciation	(2,749,000)
Net unrealized appreciation	$10,775,000

The following capital loss carryforwards, determined as of July 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	5,438,432

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, but including mortgage dollar rolls, aggregated to $157,546,398 and $205,816,924, respectively, for the six months ended January 31, 2015, of which $129,607,996 and $178,969,239, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2015, affiliated shareholders of record owned 83.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a

38	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended January 31, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Inflation Protected Securities Risk

Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and

Semiannual Report 2015	39

Columbia Inflation Protected Securities Fund

Notes to Financial Statements (continued)

January 31, 2015 (Unaudited)

various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

40	Semiannual Report 2015

Columbia Inflation Protected Securities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	41

Columbia Inflation Protected Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

columbiathreadneedle.com/us

SAR165_07_E01_(03/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015